UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21261

Rydex ETF Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy Lee
Rydex ETF Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

4.30.2015

Guggenheim ETFs Semi-Annual Report

EWRM	Guggenheim Russell MidCap® Equal Weight ETF
EWRI	Guggenheim Russell 1000® Equal Weight ETF
EWRS	Guggenheim Russell 2000® Equal Weight ETF
EWEM	Guggenheim MSCI Emerging Markets Equal Country Weight ETF
RCD	Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF
RHS	Guggenheim S&P 500® Equal Weight Consumer Staples ETF
RYE	Guggenheim S&P 500® Equal Weight Energy ETF
RYF	Guggenheim S&P 500® Equal Weight Financials ETF
RYH	Guggenheim S&P 500® Equal Weight Health Care ETF
RGI	Guggenheim S&P 500® Equal Weight Industrials ETF
RTM	Guggenheim S&P 500® Equal Weight Materials ETF
RYT	Guggenheim S&P 500® Equal Weight Technology ETF
RYU	Guggenheim S&P 500® Equal Weight Utilities ETF

ETF-SEMI-0415x1015	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
FEES AND EXPENSES	5
PORTFOLIO SUMMARY	7
SCHEDULES OF INVESTMENTS	20
STATEMENTS OF ASSETS AND LIABILITIES	81
STATEMENTS OF OPERATIONS	85
STATEMENTS OF CHANGES IN NET ASSETS	89
FINANCIAL HIGHLIGHTS	96
NOTES TO FINANCIAL STATEMENTS	109
OTHER INFORMATION	118
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	119
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	122

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 1

April 30, 2015

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our exchange-traded funds (“ETFs”) for the six-month period ended April 30, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC, the distributor of the Funds, is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview, which follows this letter.

We are committed to providing investors with innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
 May 31, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses, and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

ETFs may not be suitable for all investors. • Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Most investors will also incur customary brokerage commissions when buying or selling shares of an ETF. • Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. • ETF shares may trade below their net asset value per share (“NAV”). The NAV of shares will fluctuate with changes in the market value of an ETF’s holdings. In addition, there can be no assurance that an active trading market for shares will develop or be maintained. • Tracking error risk refers to the risk that the Adviser may not be able to cause the ETF’s performance to match or correlate to that of the ETF’s underlying index, either on a daily or aggregate basis. Tracking error risk may cause the ETF’s performance to be less than you expect.

2 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	April 30, 2015

As of the six months ended April 30, 2015, the U.S. remains a bright spot in the global economy. Harsh winter weather did cause U.S. growth to slow dramatically in the first quarter of 2015, but the economy should bounce back, similar to a year ago. The underlying fundamentals of the U.S. economy are strong, even though interim data is weaker, and we are now in a self-sustained economic expansion.

An improving labor market, an increase in family formation, subdued mortgage rates, and tight housing inventory all point to a rebound in the in the housing market, which is key to the ongoing recovery. Lower energy prices are acting as a tax cut for U.S. consumers. Ideally this would free up discretionary spending in other areas, of which we have seen some evidence. A U.S. Federal Reserve (the “Fed”) rate hike appears to be drawing nearer, with the likely timeframe being in the fall of 2015. Liquidity from foreign central banks and comparatively attractive yields has been pushing global investors to U.S. Treasuries, which should continue to hold down interest rates in the near term, but more volatility is evident both in the U.S. and overseas. The Fed is focused on wage growth, an indicator of inflationary pressure. With recent minimum wage increases and a falling unemployment rate, wages could begin to accelerate this year.

Oil is key to the global outlook. While some technical indicators are pointing to a bottom in oil, U.S. production continues to increase and inventory levels keep making new highs. Once inventories in the U.S. are full, the oversupply of oil could push prices lower. Based on the resilience of U.S. production and OPEC’s unwillingness to cut production, oil prices are likely stay in a low range for the next few years.

The economy in Europe has been strengthening on the back of ECB quantitative easing and a steady depreciation of euro. In Japan, the impact of ongoing monetary accommodation on the economy is more muted, but the “Abenomics” is likely to continue to be supportive of the equities markets. The Chinese economy is slowing down and policymakers appear likely to continue to ease monetary policy and do whatever is necessary to maintain growth at an acceptable level in the near term.

Several challenges remain on the horizon, including a stronger dollar. But there has never been a recession in the post-war period without the Fed first raising interest rates, after which it typically takes several years for a recession to be induced. Once the Fed begins its tightening process, the terminal value of the Fed Funds rate may be lower than expected. Based on the level of debt in the economy, we currently expect that the Fed would stop tightening around 2.5 or 3.0 percent, a level we are unlikely to arrive before late 2017 or early 2018. We believe the U.S. would not face a recession until about a year later.

For the six months ended April 30, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned 4.40%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 6.81%. The return of the MSCI Emerging Markets Index* was 3.92%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 2.06% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 1.51%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	April 30, 2015

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

FEES AND EXPENSES (Unaudited)

Shareholder Expense Example

As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the Adviser. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2014 and held for the six months ended April 30, 2015.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 5

FEES AND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value October 31, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim Russell MidCap® Equal Weight ETF	0.40%	4.92%	$1,000.00	$1,049.20	$2.03
Guggenheim Russell 1000® Equal Weight ETF	0.40%	5.04%	1,000.00	1,050.40	2.03
Guggenheim Russell 2000® Equal Weight ETF	0.40%	2.82%	1,000.00	1,028.20	2.01
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	0.62%	0.87%	1,000.00	1,008.70	3.09
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	0.40%	8.82%	1,000.00	1,088.20	2.07
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	0.40%	6.82%	1,000.00	1,068.20	2.05
Guggenheim S&P 500® Equal Weight Energy ETF	0.40%	(4.55%)	1,000.00	954.50	1.94
Guggenheim S&P 500® Equal Weight Financials ETF	0.40%	3.05%	1,000.00	1,030.50	2.01
Guggenheim S&P 500® Equal Weight Health Care ETF	0.40%	11.44%	1,000.00	1,114.40	2.10
Guggenheim S&P 500® Equal Weight Industrials ETF	0.40%	1.84%	1,000.00	1,018.40	2.00
Guggenheim S&P 500® Equal Weight Materials ETF	0.40%	8.10%	1,000.00	1,081.00	2.06
Guggenheim S&P 500® Equal Weight Technology ETF	0.40%	6.83%	1,000.00	1,068.30	2.05
Guggenheim S&P 500® Equal Weight Utilities ETF	0.40%	(1.01%)	1,000.00	989.90	1.97

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim Russell MidCap® Equal Weight ETF	0.40%	5.00%	$1,000.00	$1,022.81	$2.01
Guggenheim Russell 1000® Equal Weight ETF	0.40%	5.00%	1,000.00	1,022.81	2.01
Guggenheim Russell 2000® Equal Weight ETF	0.40%	5.00%	1,000.00	1,022.81	2.01
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	0.62%	5.00%	1,000.00	1,021.72	3.11
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	0.40%	5.00%	1,000.00	1,022.81	2.01
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	0.40%	5.00%	1,000.00	1,022.81	2.01
Guggenheim S&P 500® Equal Weight Energy ETF	0.40%	5.00%	1,000.00	1,022.81	2.01
Guggenheim S&P 500® Equal Weight Financials ETF	0.40%	5.00%	1,000.00	1,022.81	2.01
Guggenheim S&P 500® Equal Weight Health Care ETF	0.40%	5.00%	1,000.00	1,022.81	2.01
Guggenheim S&P 500® Equal Weight Industrials ETF	0.40%	5.00%	1,000.00	1,022.81	2.01
Guggenheim S&P 500® Equal Weight Materials ETF	0.40%	5.00%	1,000.00	1,022.81	2.01
Guggenheim S&P 500® Equal Weight Technology ETF	0.40%	5.00%	1,000.00	1,022.81	2.01
Guggenheim S&P 500® Equal Weight Utilities ETF	0.40%	5.00%	1,000.00	1,022.81	2.01

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]
Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period October 31, 2014 to April 30, 2015.

6 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2015

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

* The Fund’s Ten Largest Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*	(% of Total Net Assets)
Bunge Ltd.	0.4%
Pilgrim's Pride Corp.	0.3%
Lorillard, Inc.	0.3%
ConAgra Foods, Inc.	0.3%
Tyson Foods, Inc. — Class A	0.3%
Flowers Foods, Inc.	0.3%
Ingredion, Inc.	0.3%
Keurig Green Mountain, Inc.	0.3%
Brown-Forman Corp. — Class B	0.3%
Molson Coors Brewing Co. — Class B	0.3%
Top Ten Total	3.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 7

PORTFOLIO SUMMARY (Unaudited)	April 30, 2015

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

* The Fund’s Ten Largest Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*	(% of Total Net Assets)
Bunge Ltd.	0.2%
Mondelez International, Inc. — Class A	0.2%
Philip Morris International, Inc.	0.2%
Reynolds American, Inc.	0.2%
Archer-Daniels-Midland Co.	0.2%
Pilgrim's Pride Corp.	0.2%
Lorillard, Inc.	0.2%
ConAgra Foods, Inc.	0.2%
Tyson Foods, Inc. — Class A	0.2%
Kimberly-Clark Corp.	0.2%
Top Ten Total	2.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

8 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2015

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

* The Fund’s Ten Largest Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*	(% of Total Net Assets)
John B Sanfilippo & Son, Inc.	0.3%
Cal-Maine Foods, Inc.	0.3%
Freshpet, Inc.	0.3%
USANA Health Sciences, Inc.	0.3%
Coca-Cola Bottling Company Consolidated	0.3%
Andersons, Inc.	0.3%
Diplomat Pharmacy, Inc.	0.3%
Limoneira Co.	0.3%
Roundy's, Inc.	0.3%
B&G Foods, Inc.	0.3%
Top Ten Total	3.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 9

PORTFOLIO SUMMARY (Unaudited)	April 30, 2015

GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

* The Fund’s Ten Largest Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*	(% of Total Net Assets)
iShares MSCI India ETF	3.9%
iShares MSCI Qatar Capped ETF	3.9%
OTP Bank plc	2.9%
Commercial International Bank Egypt SAE GDR	2.8%
Credicorp Ltd.	2.7%
CEZ AS	2.2%
Komercni Banka AS	1.8%
Southern Copper Corp.	1.4%
Richter Gedeon Nyrt	1.4%
MOL Hungarian Oil & Gas plc	1.3%
Top Ten Total	24.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

10 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2015

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

* The Fund’s Ten Largest Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*	(% of Total Net Assets)
Netflix, Inc.	1.5%
Hasbro, Inc.	1.4%
Amazon.com, Inc.	1.4%
Mattel, Inc.	1.3%
Goodyear Tire & Rubber Co.	1.3%
Cablevision Systems Corp. — Class A	1.3%
Yum! Brands, Inc.	1.3%
Delphi Automotive plc	1.3%
CarMax, Inc.	1.3%
Priceline Group, Inc.	1.3%
Top Ten Total	13.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 11

PORTFOLIO SUMMARY (Unaudited)	April 30, 2015

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER STAPLES ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

* The Fund’s Ten Largest Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*	(% of Total Net Assets)
Kraft Foods Group, Inc.	3.6%
Mondelez International, Inc. — Class A	2.9%
Philip Morris International, Inc.	2.8%
ConAgra Foods, Inc.	2.8%
Coca-Cola Enterprises, Inc.	2.8%
General Mills, Inc.	2.8%
Archer-Daniels-Midland Co.	2.7%
Tyson Foods, Inc. — Class A	2.7%
Reynolds American, Inc.	2.7%
McCormick & Company, Inc.	2.7%
Top Ten Total	28.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

12 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2015

GUGGENHEIM S&P 500® EQUAL WEIGHT ENERGY ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

* The Fund’s Ten Largest Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*	(% of Total Net Assets)
Range Resources Corp.	2.9%
Transocean Ltd.	2.9%
Ensco plc — Class A	2.8%
Noble Corporation plc	2.7%
Cameron International Corp.	2.7%
Southwestern Energy Co.	2.6%
Diamond Offshore Drilling, Inc.	2.6%
Newfield Exploration Co.	2.6%
Helmerich & Payne, Inc.	2.6%
CONSOL Energy, Inc.	2.6%
Top Ten Total	27.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 13

PORTFOLIO SUMMARY (Unaudited)	April 30, 2015

GUGGENHEIM S&P 500® EQUAL WEIGHT FINANCIALS ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

* The Fund’s Ten Largest Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*	(% of Total Net Assets)
Genworth Financial, Inc. — Class A	1.4%
CBRE Group, Inc. — Class A	1.3%
Moody's Corp.	1.3%
Affiliated Managers Group, Inc.	1.2%
State Street Corp.	1.2%
Fifth Third Bancorp	1.2%
Torchmark Corp.	1.2%
Loews Corp.	1.2%
Goldman Sachs Group, Inc.	1.2%
JPMorgan Chase & Co.	1.2%
Top Ten Total	12.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

14 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2015

GUGGENHEIM S&P 500® EQUAL WEIGHT HEALTH CARE ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

* The Fund’s Ten Largest Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*	(% of Total Net Assets)
Mylan N.V.	2.2%
AbbVie, Inc.	2.0%
Perrigo Company plc	2.0%
PerkinElmer, Inc.	1.9%
AmerisourceBergen Corp. — Class A	1.9%
Boston Scientific Corp.	1.9%
Regeneron Pharmaceuticals, Inc.	1.9%
Express Scripts Holding Co.	1.9%
Merck & Company, Inc.	1.9%
St. Jude Medical, Inc.	1.9%
Top Ten Total	19.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 15

PORTFOLIO SUMMARY (Unaudited)	April 30, 2015

GUGGENHEIM S&P 500® EQUAL WEIGHT INDUSTRIALS ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

* The Fund’s Ten Largest Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*	(% of Total Net Assets)
United Rentals, Inc.	1.7%
Caterpillar, Inc.	1.7%
Joy Global, Inc.	1.7%
General Electric Co.	1.7%
WW Grainger, Inc.	1.7%
Xylem, Inc.	1.6%
Emerson Electric Co.	1.6%
Rockwell Automation, Inc.	1.6%
Dover Corp.	1.6%
Fluor Corp.	1.6%
Top Ten Total	16.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

16 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2015

GUGGENHEIM S&P 500® EQUAL WEIGHT MATERIALS ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

* The Fund’s Ten Largest Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*	(% of Total Net Assets)
Freeport-McMoRan, Inc.	4.3%
LyondellBasell Industries N.V. — Class A	4.2%
Newmont Mining Corp.	4.0%
Allegheny Technologies, Inc.	3.8%
Eastman Chemical Co.	3.7%
Dow Chemical Co.	3.6%
Avery Dennison Corp.	3.6%
Ball Corp.	3.6%
Owens-Illinois, Inc.	3.5%
Nucor Corp.	3.5%
Top Ten Total	37.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 17

PORTFOLIO SUMMARY (Unaudited)	April 30, 2015

GUGGENHEIM S&P 500® EQUAL WEIGHT TECHNOLOGY ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

* The Fund’s Ten Largest Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*	(% of Total Net Assets)
Altera Corp.	1.8%
Microsoft Corp.	1.8%
Red Hat, Inc.	1.7%
Juniper Networks, Inc.	1.7%
Salesforce.com, Inc.	1.7%
Harris Corp.	1.7%
Citrix Systems, Inc.	1.7%
Equinix, Inc.	1.7%
International Business Machines Corp.	1.7%
Seagate Technology plc	1.6%
Top Ten Total	17.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

18 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2015

GUGGENHEIM S&P 500® EQUAL WEIGHT UTILITIES ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

* The Fund’s Ten Largest Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*	(% of Total Net Assets)
AES Corp.	3.1%
NRG Energy, Inc.	3.0%
PPL Corp.	3.0%
AGL Resources, Inc.	3.0%
AT&T, Inc.	2.9%
NiSource, Inc.	2.9%
Exelon Corp.	2.9%
CenturyLink, Inc.	2.9%
Duke Energy Corp.	2.9%
Dominion Resources, Inc.	2.9%
Top Ten Total	29.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2015
GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	Shares	Value

COMMON STOCKS† - 99.6%

CONSUMER, NON-CYCLICAL - 22.8%
Bunge Ltd.	6,627	$572,374
Pilgrim’s Pride Corp.[1]	22,089	545,598
Lorillard, Inc.	7,804	545,187
ConAgra Foods, Inc.	14,970	541,166
Tyson Foods, Inc. — Class A	13,632	538,464
Flowers Foods, Inc.	24,005	536,272
Ingredion, Inc.	6,737	534,918
Keurig Green Mountain, Inc.	4,582	533,207
Brown-Forman Corp. — Class B	5,880	530,553
Molson Coors Brewing Co. — Class B	7,206	529,713
Coca-Cola Enterprises, Inc.	11,901	528,523
JM Smucker Co.	4,544	526,740
Constellation Brands, Inc. — Class A	4,531	525,324
Spectrum Brands Holdings, Inc.	5,735	524,351
Pinnacle Foods, Inc.	12,886	522,527
Monster Beverage Corp.*	3,809	522,252
WhiteWave Foods Co. — Class A*	11,871	521,968
Campbell Soup Co.	11,550	516,401
Herbalife Ltd. *,1	12,427	515,969
McCormick & Company, Inc.	6,769	509,706
Clorox Co.	4,745	503,445
Sprouts Farmers Market, Inc.*	15,723	502,900
Mead Johnson Nutrition Co. — Class A	5,238	502,429
Church & Dwight Company, Inc.	6,178	501,468
Hormel Foods Corp.	9,181	498,987
Hain Celestial Group, Inc.*	8,231	495,835
Dr Pepper Snapple Group, Inc.	6,576	490,438
Whole Foods Market, Inc.	9,975	476,406
Hershey Co.	5,150	473,388
Kroger Co.	6,837	471,138
Catamaran Corp.*	4,796	284,642
Mylan N.V.*	3,749	270,903
Omnicare, Inc.	3,060	269,219
Perrigo Company plc	1,412	258,791
Incyte Corp.*	2,595	252,131
Align Technology, Inc.*	4,250	250,070
St. Jude Medical, Inc.	3,554	248,957
VWR Corp.*	9,354	248,255
Hologic, Inc.*	7,263	245,054
Sirona Dental Systems, Inc.*	2,634	244,304
Vertex Pharmaceuticals, Inc.*	1,973	243,231
Hill-Rom Holdings, Inc.	4,854	242,409
Bruker Corp.*	12,711	241,000
Teleflex, Inc.	1,947	239,403
Jazz Pharmaceuticals plc*	1,338	239,100
Alnylam Pharmaceuticals, Inc.*	2,336	237,968
Community Health Systems, Inc.*	4,432	237,911
Boston Scientific Corp.*	13,302	237,042
Premier, Inc. — Class A*	6,229	236,079
AmerisourceBergen Corp. — Class A	2,065	236,029
Alere, Inc.*	4,971	236,022
LifePoint Hospitals, Inc.*	3,133	234,599
DENTSPLY International, Inc.	4,592	234,192
Envision Healthcare Holdings, Inc.*	6,129	232,657
DaVita HealthCare Partners, Inc.*	2,861	232,027
CR Bard, Inc.	1,392	231,879
Henry Schein, Inc.*	1,691	231,836
Illumina, Inc.*	1,258	231,787
Pharmacyclics, Inc.*	903	231,349
Bio-Rad Laboratories, Inc. — Class A*	1,720	231,254
Universal Health Services, Inc. — Class B	1,977	231,210
Intuitive Surgical, Inc.*	465	230,631
Quintiles Transnational Holdings, Inc.*	3,499	230,514
Hospira, Inc.*	2,634	229,922
Cigna Corp.	1,834	228,590
MEDNAX, Inc.*	3,223	228,124
Bio-Techne Corp.	2,356	226,082
HCA Holdings, Inc.*	3,048	225,582
Brookdale Senior Living, Inc. — Class A*	6,226	225,568
Patterson Companies, Inc.	4,793	225,055
VCA, Inc.*	4,407	224,625
BioMarin Pharmaceutical, Inc.*	2,003	224,436
Tenet Healthcare Corp.*	4,676	223,793
Zoetis, Inc.	5,031	223,477
Cooper Companies, Inc.	1,253	223,122
Seattle Genetics, Inc.*	6,494	223,004
QIAGEN N.V.*	9,350	222,624
Endo International plc*	2,642	222,100
Varian Medical Systems, Inc.*	2,498	221,947
United Therapeutics Corp.*	1,381	220,532
Laboratory Corporation of America Holdings*	1,844	220,469
Zimmer Holdings, Inc.	2,006	220,339
Cardinal Health, Inc.	2,602	219,453
Quest Diagnostics, Inc.	3,058	218,402
Humana, Inc.	1,317	218,095
Medivation, Inc.*	1,803	217,694
Myriad Genetics, Inc.*,1	6,525	215,521
ResMed, Inc.	3,294	210,618
Centene Corp.*	3,394	210,394
Edwards Lifesciences Corp.*	1,635	207,073
Intercept Pharmaceuticals, Inc.*	819	207,051
Mallinckrodt plc*	1,825	206,554
Health Net, Inc.*	3,911	205,914
Alkermes plc*	3,686	204,094
Charles River Laboratories International, Inc.*	2,929	202,570
IDEXX Laboratories, Inc.*	1,545	193,697
Sabre Corp.	7,477	186,103
Juno Therapeutics, Inc.*,1	4,342	185,577
Gartner, Inc.*	2,169	179,983
CoStar Group, Inc.*	810	165,587
Verisk Analytics, Inc. — Class A*	2,195	164,713
Avery Dennison Corp.	2,939	163,379
United Rentals, Inc.*	1,683	162,543
Quanta Services, Inc.*	5,427	156,895

20 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	Shares	Value

Rollins, Inc.	6,297	$156,166
ManpowerGroup, Inc.	1,814	154,788
Vectrus, Inc.*	6,049	154,612
RR Donnelley & Sons Co.	8,292	154,397
Cintas Corp.	1,889	151,026
Towers Watson & Co. — Class A	1,182	150,002
Booz Allen Hamilton Holding Corp.	5,355	147,263
Robert Half International, Inc.	2,550	141,398
ADT Corp.	3,737	140,511
Aaron’s, Inc.	3,974	135,116
Service Corporation International	4,187	115,896
Avon Products, Inc.	13,929	113,800
KAR Auction Services, Inc.	2,997	111,518
Hertz Global Holdings, Inc.*	5,334	111,161
Live Nation Entertainment, Inc.*	4,414	110,615
ServiceMaster Global Holdings, Inc.*	3,192	110,316
Coty, Inc. — Class A*	4,593	109,819
Aramark	3,486	107,125
Graham Holdings Co. — Class B	104	106,385
Avis Budget Group, Inc.*	1,947	105,411
H&R Block, Inc.	3,441	104,055
DeVry Education Group, Inc.	3,296	99,671
Apollo Education Group, Inc. — Class A*	5,728	96,144
Global Payments, Inc.	955	95,767
FleetCor Technologies, Inc.*	576	92,673
Equifax, Inc.	935	90,630
Moody’s Corp.	841	90,425
SEI Investments Co.	1,970	89,950
Western Union Co.	4,427	89,780
Total System Services, Inc.	2,266	89,643
Vantiv, Inc. — Class A*	2,292	89,617
Morningstar, Inc.	1,143	86,742
McGraw Hill Financial, Inc.	824	85,943
Total Consumer, Non-cyclical		35,869,768

INDUSTRIAL - 14.2%
Energizer Holdings, Inc.	3,827	522,845
Golar LNG Ltd.	8,283	298,147
TimkenSteel Corp.	10,042	293,126
SunPower Corp. — Class A*	9,034	290,804
Ball Corp.	3,729	273,747
Greif, Inc. — Class A	6,707	273,377
Valmont Industries, Inc.[1]	2,163	272,581
Crown Holdings, Inc.*	5,021	272,439
USG Corp.*	10,113	268,399
Owens-Illinois, Inc.*	11,216	268,175
Masco Corp.	10,062	266,542
Hexcel Corp.	5,278	264,692
Vulcan Materials Co.	3,089	264,171
Sealed Air Corp.	5,774	263,295
Eagle Materials, Inc.	3,142	262,011
Acuity Brands, Inc.	1,568	261,778
Martin Marietta Materials, Inc.	1,830	261,050
Sonoco Products Co.	5,745	256,745
AptarGroup, Inc.	4,130	256,349
MeadWestvaco Corp.	5,248	256,102
Rock-Tenn Co. — Class A	4,056	255,447
Bemis Company, Inc.	5,669	255,105
Ingersoll-Rand plc	3,855	253,813
Armstrong World Industries, Inc.*	4,612	252,461
Lennox International, Inc.	2,370	251,125
Timken Co.	6,336	248,941
Silgan Holdings, Inc.	4,545	244,839
Owens Corning	6,187	239,189
Agilent Technologies, Inc.	5,700	235,809
PerkinElmer, Inc.	4,593	235,437
Packaging Corporation of America	3,363	232,686
Tidewater, Inc.[1]	7,599	210,416
KBR, Inc.	10,637	185,828
Tech Data Corp.*	3,185	179,538
Arrow Electronics, Inc.*	2,943	175,726
Knowles Corp.*,1	9,137	175,156
Oshkosh Corp.	3,240	174,441
Jabil Circuit, Inc.	7,738	174,260
Avnet, Inc.	4,071	173,547
AVX Corp.	12,489	171,973
SBA Communications Corp. — Class A*	1,484	171,876
Amphenol Corp. — Class A	3,078	170,429
AGCO Corp.	3,281	169,004
Vishay Intertechnology, Inc.	13,266	168,213
Dover Corp.	2,205	166,963
Joy Global, Inc.	3,914	166,893
KLX, Inc.*	3,964	166,131
Teekay Corp.	3,334	165,733
Xylem, Inc.	4,421	163,665
Zebra Technologies Corp. — Class A*	1,774	163,350
Kirby Corp.*	2,078	163,185
Carlisle Companies, Inc.	1,691	163,181
Snap-on, Inc.	1,078	161,215
Fluor Corp.	2,667	160,393
Rockwell Automation, Inc.	1,352	160,347
Colfax Corp.*	3,222	159,779
Nordson Corp.	2,005	159,698
Babcock & Wilcox Co.	4,941	159,693
Trimble Navigation Ltd.*	6,276	159,599
Stanley Black & Decker, Inc.	1,616	159,499
Kennametal, Inc.	4,503	159,451
Lincoln Electric Holdings, Inc.	2,384	159,394
Triumph Group, Inc.	2,690	159,356
Terex Corp.	5,799	159,241
Flowserve Corp.	2,701	158,090
Rockwell Collins, Inc.	1,621	157,772
Exelis, Inc.	6,432	157,713
Waters Corp.*	1,258	157,489
AECOM*	4,978	157,106
J.B. Hunt Transport Services, Inc.	1,795	156,524
Parker-Hannifin Corp.	1,306	155,884

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	Shares	Value

Ryder System, Inc.	1,628	$155,246
AMETEK, Inc.	2,956	154,954
Graco, Inc.	2,163	154,914
Allegion plc	2,533	154,893
Donaldson Company, Inc.	4,141	154,750
ITT Corp.	3,898	154,556
Republic Services, Inc. — Class A	3,803	154,516
Spirit AeroSystems Holdings, Inc. — Class A*	3,034	154,400
IDEX Corp.	2,055	154,146
Middleby Corp.*	1,519	153,935
AO Smith Corp.	2,398	153,232
Textron, Inc.	3,483	153,182
Wabtec Corp.	1,627	153,019
FLIR Systems, Inc.	4,951	152,936
Regal Beloit Corp.	1,953	152,725
Mettler-Toledo International, Inc.*	481	152,482
Kansas City Southern	1,486	152,300
Waste Connections, Inc.	3,209	152,138
Hubbell, Inc. — Class B	1,397	152,036
Chicago Bridge & Iron Company N.V.[1]	3,187	151,861
Pentair plc	2,438	151,522
Roper Technologies, Inc.	899	151,185
TransDigm Group, Inc.	712	151,037
Clean Harbors, Inc.*	2,725	150,557
Pall Corp.	1,539	149,775
Crane Co.	2,434	148,742
B/E Aerospace, Inc.	2,484	148,518
Stericycle, Inc.*	1,108	147,840
Expeditors International of Washington, Inc.	3,189	146,152
Jacobs Engineering Group, Inc.*	3,409	146,110
Orbital ATK, Inc.	1,994	145,881
Huntington Ingalls Industries, Inc.	1,108	145,802
Manitowoc Company, Inc.	7,372	145,450
Landstar System, Inc.	2,327	144,995
GATX Corp.	2,663	144,867
Genesee & Wyoming, Inc. — Class A*	1,558	144,816
Con-way, Inc.	3,465	142,412
Covanta Holding Corp.	7,002	142,071
Old Dominion Freight Line, Inc.*	1,991	141,620
Tyco International plc	3,590	141,374
L-3 Communications Holdings, Inc.	1,225	140,765
SPX Corp.	1,826	140,602
Keysight Technologies, Inc.*	4,174	139,662
National Instruments Corp.	4,829	138,109
CH Robinson Worldwide, Inc.	2,096	134,961
GoPro, Inc. — Class A*,1	2,545	127,454
Trinity Industries, Inc.	4,457	120,740
Fortune Brands Home & Security, Inc.	2,481	110,653
AMERCO	341	109,816
Gentex Corp.	6,096	105,766
Garmin Ltd.	2,318	104,750
Total Industrial		22,365,203

ENERGY - 12.1%
EP Energy Corp. — Class A*,1	26,865	396,796
Seadrill Ltd.[1]	28,440	372,279
Oasis Petroleum, Inc.*	20,220	362,747
Unit Corp.*	10,370	361,291
Antero Resources Corp.*	8,098	358,822
Diamond Offshore Drilling, Inc.[1]	10,700	358,129
WPX Energy, Inc.*	25,963	356,991
Southwestern Energy Co.*	12,699	355,953
Range Resources Corp.	5,597	355,745
RPC, Inc.	22,352	355,621
Laredo Petroleum, Inc.*,1	22,213	350,965
Nabors Industries Ltd.	20,991	350,550
Cameron International Corp.*	6,385	350,026
Continental Resources, Inc.*	6,649	349,937
Whiting Petroleum Corp.*	9,071	343,882
SolarCity Corp.*,1	5,713	343,066
Kosmos Energy Ltd.*	34,977	342,075
Rice Energy, Inc.*	13,842	340,928
Oil States International, Inc.*	7,163	340,887
Frank’s International N.V.	16,302	339,082
CONSOL Energy, Inc.	10,438	339,027
Rowan Companies plc — Class A	15,842	335,692
Patterson-UTI Energy, Inc.	14,983	334,870
Atwood Oceanics, Inc.	10,011	334,167
Cabot Oil & Gas Corp. — Class A	9,873	333,905
FMC Technologies, Inc.*	7,571	333,881
NOW, Inc.*,1	13,956	333,548
Dril-Quip, Inc.*	4,182	333,389
Memorial Resource Development Corp.*	16,368	330,470
Ultra Petroleum Corp.*,1	19,280	328,338
Newfield Exploration Co.*	8,356	327,889
Superior Energy Services, Inc.	12,818	326,859
SM Energy Co.	5,602	324,748
Concho Resources, Inc.*	2,560	324,250
Helmerich & Payne, Inc.	4,140	322,796
Equities Corp.	3,580	321,985
Denbury Resources, Inc.[1]	36,125	318,261
Targa Resources Corp.	3,027	317,744
Chesapeake Energy Corp.	20,120	317,292
Cimarex Energy Co.	2,519	313,364
Cobalt International Energy, Inc.*	29,254	313,018
Energen Corp.	4,382	311,867
MRC Global, Inc.*	21,320	311,272
Gulfport Energy Corp.*	6,305	308,567
Noble Energy, Inc.	5,968	302,697
Dresser-Rand Group, Inc.*	3,618	299,100
SandRidge Energy, Inc.*,1	157,202	297,112
QEP Resources, Inc.	13,197	296,933
Oceaneering International, Inc.	5,344	294,508
ONEOK, Inc.	6,067	291,823
Murphy Oil Corp.	6,042	287,660
First Solar, Inc.*	4,799	286,356

22 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	Shares	Value

Cheniere Energy, Inc.*	3,635	$278,040
HollyFrontier Corp.	7,059	273,748
CVR Energy, Inc.	6,812	272,752
Tesoro Corp.	3,131	268,734
PBF Energy, Inc. — Class A	8,683	246,424
Peabody Energy Corp.[1]	51,091	241,660
SunEdison, Inc.*	7,448	188,583
Murphy USA, Inc.*	1,603	104,724
Total Energy		19,113,825

CONSUMER, CYCLICAL - 10.1%
GNC Holdings, Inc. — Class A	11,405	490,985
Rite Aid Corp.*	63,439	489,115
World Fuel Services Corp.	5,041	279,776
Fastenal Co.	6,273	267,355
Scotts Miracle-Gro Co. — Class A	3,959	255,395
Dolby Laboratories, Inc. — Class A	4,661	187,652
Ingram Micro, Inc. — Class A*	7,298	183,618
HD Supply Holdings, Inc.*	5,154	170,082
Copa Holdings S.A. — Class A	1,497	166,002
WW Grainger, Inc.	654	162,473
PACCAR, Inc.	2,459	160,696
Navistar International Corp.*	5,315	159,237
WESCO International, Inc.*	2,198	158,564
Alaska Air Group, Inc.	2,372	151,950
Toro Co.	2,245	150,505
MSC Industrial Direct Company, Inc. — Class A	2,116	150,363
Allison Transmission Holdings, Inc.	4,886	149,902
Copart, Inc.*	4,171	148,362
Southwest Airlines Co.	3,550	143,988
Spirit Airlines, Inc.*	2,081	142,486
United Continental Holdings, Inc.*	2,359	140,927
Mattel, Inc.	4,836	136,182
Tesla Motors, Inc.*	578	130,657
DreamWorks Animation SKG, Inc. — Class A*,1	4,997	130,222
Hasbro, Inc.	1,817	128,625
Panera Bread Co. — Class A*	700	127,736
LKQ Corp.*	4,560	123,439
Ascena Retail Group, Inc.*	8,068	120,939
Carter’s, Inc.	1,206	120,432
Dunkin’ Brands Group, Inc.	2,306	120,166
SeaWorld Entertainment, Inc.	5,658	119,950
Tempur Sealy International, Inc.*	1,963	119,566
JC Penney Company, Inc.*	14,385	119,395
Goodyear Tire & Rubber Co.	4,208	119,360
Domino’s Pizza, Inc.	1,094	117,988
WABCO Holdings, Inc.*	942	117,232
Visteon Corp.*	1,152	116,813
Restaurant Brands International, Inc.	2,845	116,019
Vista Outdoor, Inc.*	2,624	114,826
Fossil Group, Inc.*	1,357	113,961
CarMax, Inc.*	1,672	113,880
O’Reilly Automotive, Inc.*	521	113,489
Abercrombie & Fitch Co. — Class A	5,022	112,895
Lear Corp.	1,016	112,806
Macy’s, Inc.	1,740	112,456
Deckers Outdoor Corp.*	1,519	112,406
Staples, Inc.	6,869	112,102
AutoZone, Inc.*	166	111,662
Starwood Hotels & Resorts Worldwide, Inc.	1,298	111,563
Tiffany & Co.	1,275	111,537
Ralph Lauren Corp. — Class A	834	111,264
Madison Square Garden Co. — Class A*	1,384	111,135
Tractor Supply Co.	1,291	111,103
Ulta Salon Cosmetics & Fragrance, Inc.*	734	110,900
Hyatt Hotels Corp. — Class A*	1,902	110,411
TRW Automotive Holdings Corp.*	1,050	110,313
BorgWarner, Inc.	1,861	110,171
NVR, Inc.*	83	110,099
DSW, Inc. — Class A	3,031	109,934
AutoNation, Inc.*	1,786	109,928
Kate Spade & Co.*	3,357	109,774
Marriott International, Inc. — Class A	1,366	109,348
GameStop Corp. — Class A1	2,837	109,338
Signet Jewelers Ltd.	815	109,316
Hilton Worldwide Holdings, Inc.*	3,771	109,208
Jarden Corp.*	2,131	109,065
MGM Resorts International*	5,145	108,816
PVH Corp.	1,052	108,724
Family Dollar Stores, Inc.	1,389	108,536
Under Armour, Inc. — Class A*	1,399	108,492
Penske Automotive Group, Inc.	2,217	108,212
Six Flags Entertainment Corp.	2,298	108,052
Dillard’s, Inc. — Class A	821	108,035
VF Corp.	1,489	107,848
Harman International Industries, Inc.	827	107,824
Newell Rubbermaid, Inc.	2,823	107,641
Cinemark Holdings, Inc.	2,523	107,555
Polaris Industries, Inc.	784	107,377
Genuine Parts Co.	1,192	107,101
Dollar General Corp.	1,472	107,029
Foot Locker, Inc.	1,795	106,713
CST Brands, Inc.	2,552	106,444
L Brands, Inc.	1,191	106,428
Nu Skin Enterprises, Inc. — Class A	1,880	106,314
Thor Industries, Inc.	1,765	106,200
Chico’s FAS, Inc.	6,295	106,134
Mohawk Industries, Inc.*	611	106,009
Choice Hotels International, Inc.	1,770	105,970
Michaels Companies, Inc.*	4,074	105,354
Advance Auto Parts, Inc.	736	105,248
Regal Entertainment Group — Class A	4,782	105,204
Sears Holdings Corp.*,1	2,634	105,202
Kohl’s Corp.	1,467	105,111
Nordstrom, Inc.	1,391	105,104
Bed Bath & Beyond, Inc.*	1,491	105,056

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	Shares	Value

Williams-Sonoma, Inc.	1,426	$104,854
Ross Stores, Inc.	1,060	104,813
DR Horton, Inc.	4,123	104,724
Dick’s Sporting Goods, Inc.	1,928	104,613
Tupperware Brands Corp.	1,564	104,569
Norwegian Cruise Line Holdings Ltd.*	2,150	104,297
Wyndham Worldwide Corp.	1,219	104,103
Wendy’s Co.	10,284	104,074
Leggett & Platt, Inc.	2,448	103,967
Liberty TripAdvisor Holdings, Inc. — Class A*	3,493	103,777
Dollar Tree, Inc.*	1,358	103,765
Chipotle Mexican Grill, Inc. — Class A*	167	103,764
Coach, Inc.	2,704	103,320
Harley-Davidson, Inc.	1,835	103,145
Big Lots, Inc.	2,258	102,897
The Gap, Inc.	2,595	102,866
Darden Restaurants, Inc.	1,612	102,797
Lions Gate Entertainment Corp.	3,313	102,736
Cabela’s, Inc.*	1,939	102,263
Hanesbrands, Inc.	3,289	102,222
Michael Kors Holdings Ltd.*	1,651	102,131
Toll Brothers, Inc.*	2,871	102,035
Lennar Corp. — Class A	2,227	101,997
Taylor Morrison Home Corp. — Class A*	5,502	101,897
Brinker International, Inc.	1,833	101,493
Sally Beauty Holdings, Inc.*	3,211	100,215
Royal Caribbean Cruises Ltd.	1,467	99,844
Best Buy Company, Inc.	2,866	99,307
PulteGroup, Inc.	5,113	98,681
Whirlpool Corp.	561	98,512
Urban Outfitters, Inc.*	2,421	96,937
Wynn Resorts Ltd.	867	96,298
Gaming and Leisure Properties, Inc.	2,333	83,288
Total Consumer, Cyclical		15,962,978

FINANCIAL - 10.0%
Communications Sales & Leasing, Inc. *,1	9,952	299,357
Air Lease Corp. — Class A	4,062	156,915
Outfront Media, Inc.	3,671	105,431
Genworth Financial, Inc. — Class A*	11,758	103,353
CoreLogic, Inc.*	2,524	98,714
SLM Corp.*	9,548	97,294
PartnerRe Ltd.	749	95,871
Santander Consumer USA Holdings, Inc.	3,854	95,155
SVB Financial Group*	704	93,462
BOK Financial Corp.	1,425	92,895
Citizens Financial Group, Inc.	3,559	92,712
CBRE Group, Inc. — Class A*	2,408	92,322
Realogy Holdings Corp.*	1,933	91,644
Home Properties, Inc.	1,243	91,434
StanCorp Financial Group, Inc.	1,266	91,254
Zions Bancorporation	3,211	90,984
Ally Financial, Inc.*	4,155	90,953
Regions Financial Corp.	9,219	90,622
Cullen/Frost Bankers, Inc.	1,240	90,446
Comerica, Inc.	1,905	90,315
Signature Bank*	673	90,243
Affiliated Managers Group, Inc.*	399	90,227
Federated Investors, Inc. — Class B	2,622	90,197
Northern Trust Corp.	1,233	90,194
FNFV Group*	6,023	90,044
E*TRADE Financial Corp.*	3,127	90,027
Fifth Third Bancorp	4,496	89,920
City National Corp.	958	89,286
Old Republic International Corp.	5,831	89,156
Invesco Ltd.	2,151	89,094
NorthStar Realty Finance Corp.	4,745	89,016
American Homes 4 Rent — Class A	5,269	88,994
Everest Re Group Ltd.	497	88,918
American National Insurance Co.	887	88,753
New York Community Bancorp, Inc.	5,161	88,718
Ocwen Financial Corp.*,1	10,429	88,542
Loews Corp.	2,123	88,402
First Niagara Financial Group, Inc.	9,710	88,312
First Republic Bank	1,513	88,193
First Horizon National Corp.	6,184	88,122
Arthur J Gallagher & Co.	1,841	88,055
Unum Group	2,574	87,928
Torchmark Corp.	1,567	87,924
RenaissanceRe Holdings Ltd.	857	87,834
KeyCorp	6,066	87,654
SunTrust Banks, Inc.	2,109	87,524
Allied World Assurance Company Holdings AG	2,127	87,505
Associated Banc-Corp.	4,650	87,467
Jones Lang LaSalle, Inc.	526	87,348
Synchrony Financial*	2,804	87,345
CIT Group, Inc.	1,938	87,268
Commerce Bancshares, Inc.	2,038	87,043
Axis Capital Holdings Ltd.	1,668	86,836
East West Bancorp, Inc.	2,139	86,822
Principal Financial Group, Inc.	1,693	86,546
HCC Insurance Holdings, Inc.	1,519	86,522
XL Group plc — Class A	2,331	86,433
Validus Holdings Ltd.	2,066	86,421
Assured Guaranty Ltd.	3,324	86,391
Post Properties, Inc.	1,508	86,212
TFS Financial Corp.	5,895	86,185
TCF Financial Corp.	5,502	86,161
People’s United Financial, Inc.	5,699	86,112
Assurant, Inc.	1,400	86,044
Aon plc	894	86,030
Interactive Brokers Group, Inc. — Class A	2,534	86,030
T. Rowe Price Group, Inc.	1,058	85,888
Huntington Bancshares, Inc.	7,889	85,675
Lazard Ltd. — Class A	1,615	85,643
Raymond James Financial, Inc.	1,514	85,586

24 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	Shares	Value

BankUnited, Inc.	2,603	$85,535
FNF Group	2,376	85,512
Synovus Financial Corp.	3,089	85,442
Bank of Hawaii Corp.	1,413	85,331
Aspen Insurance Holdings Ltd.	1,826	85,329
Host Hotels & Resorts, Inc.	4,232	85,233
Fulton Financial Corp.	7,007	85,205
MFA Financial, Inc.	10,962	85,175
Eaton Vance Corp.	2,071	85,077
Lincoln National Corp.	1,506	85,074
Reinsurance Group of America, Inc. — Class A	928	85,023
Progressive Corp.	3,187	84,966
American Financial Group, Inc.	1,342	84,814
Crown Castle International Corp.	1,014	84,699
Columbia Property Trust, Inc.	3,229	84,696
PacWest Bancorp	1,875	84,563
Waddell & Reed Financial, Inc. — Class A	1,714	84,534
White Mountains Insurance Group Ltd.	125	84,496
Howard Hughes Corp.*	569	84,480
Artisan Partners Asset Management, Inc. — Class A	1,886	84,474
Starwood Property Trust, Inc.	3,516	84,419
MBIA, Inc.*	9,644	84,385
Equity Commonwealth*	3,346	84,353
CNA Financial Corp.	2,093	84,348
Alleghany Corp.*	178	84,287
ProAssurance Corp.	1,874	84,236
NASDAQ OMX Group, Inc.	1,732	84,228
Brown & Brown, Inc.	2,634	84,156
TD Ameritrade Holding Corp.	2,321	84,136
Extra Space Storage, Inc.	1,276	84,127
Arch Capital Group Ltd.*	1,386	84,102
Voya Financial, Inc.	1,986	84,087
Intercontinental Exchange, Inc.	374	83,974
Retail Properties of America, Inc. — Class A	5,545	83,785
Plum Creek Timber Company, Inc.	1,985	83,767
CBOE Holdings, Inc.	1,487	83,673
Liberty Property Trust	2,399	83,581
Mercury General Corp.	1,521	83,564
Mid-America Apartment Communities, Inc.	1,119	83,489
Nationstar Mortgage Holdings, Inc.*	3,323	83,407
Paramount Group, Inc.	4,549	83,338
UDR, Inc.	2,542	83,301
Two Harbors Investment Corp.	7,933	83,297
Douglas Emmett, Inc.	2,921	83,249
Navient Corp.	4,258	83,201
Ameriprise Financial, Inc.	664	83,186
WR Berkley Corp.	1,698	83,185
Hartford Financial Services Group, Inc.	2,038	83,089
Hanover Insurance Group, Inc.	1,211	83,038
Markel Corp.*	112	82,952
M&T Bank Corp.	693	82,931
Forest City Enterprises, Inc. — Class A*	3,486	82,827
Equity LifeStyle Properties, Inc.	1,567	82,769
HCP, Inc.	2,051	82,635
Camden Property Trust	1,100	82,588
Ventas, Inc.	1,198	82,542
American Campus Communities, Inc.	2,054	82,448
Apartment Investment & Management Co. — Class A	2,185	82,440
Endurance Specialty Holdings Ltd.	1,362	82,238
Erie Indemnity Co. — Class A	993	82,171
Cincinnati Financial Corp.	1,620	82,037
Spirit Realty Capital, Inc.	7,262	81,988
Tanger Factory Outlet Centers, Inc.	2,440	81,936
Rayonier, Inc.	3,201	81,914
SL Green Realty Corp.	669	81,859
Weyerhaeuser Co.	2,596	81,800
Popular, Inc.*	2,519	81,691
Essex Property Trust, Inc.	368	81,678
Digital Realty Trust, Inc.	1,287	81,609
American Capital Agency Corp.	3,945	81,405
Piedmont Office Realty Trust, Inc. — Class A	4,657	81,404
Iron Mountain, Inc.	2,360	81,396
Alexandria Real Estate Equities, Inc.	880	81,294
Healthcare Trust of America, Inc. — Class A	3,133	81,113
Legg Mason, Inc.	1,540	81,081
National Retail Properties, Inc.	2,111	81,062
Urban Edge Properties	3,575	80,901
Boston Properties, Inc.	611	80,841
Macerich Co.	987	80,697
Regency Centers Corp.	1,284	80,610
Vornado Realty Trust	778	80,515
Taubman Centers, Inc.	1,115	80,291
Health Care REIT, Inc.	1,114	80,230
Kilroy Realty Corp.	1,130	80,219
AvalonBay Communities, Inc.	488	80,198
Prologis, Inc.	1,993	80,119
Chimera Investment Corp.	5,265	79,975
Annaly Capital Management, Inc.	7,933	79,885
Hospitality Properties Trust	2,655	79,862
WP Carey, Inc.	1,253	79,540
DDR Corp.	4,662	79,487
CBL & Associates Properties, Inc.	4,413	79,478
General Growth Properties, Inc.	2,898	79,405
BioMed Realty Trust, Inc.	3,815	79,161
Federal Realty Investment Trust	592	79,133
Senior Housing Properties Trust	3,854	78,891
Duke Realty Corp.	3,974	78,725
Weingarten Realty Investors	2,402	78,690
Realty Income Corp.	1,675	78,675
Brandywine Realty Trust	5,391	78,601
American Realty Capital Properties, Inc.	8,670	78,290
Kimco Realty Corp.	3,245	78,205
Corporate Office Properties Trust	2,963	78,194
Hudson City Bancorp, Inc.	8,382	77,953

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	Shares	Value

Corrections Corporation of America	2,114	$77,774
WP GLIMCHER, Inc.	5,164	77,460
Brixmor Property Group, Inc.	3,301	77,408
NorthStar Asset Management Group, Inc.	3,674	77,264
LendingClub Corp.*	4,404	76,850
Omega Healthcare Investors, Inc.	2,128	76,800
LPL Financial Holdings, Inc.	1,884	76,245
Total Financial		15,646,949

UTILITIES - 9.5%
National Fuel Gas Co.	6,536	421,245
UGI Corp.	12,053	419,565
AES Corp.	31,312	414,884
MDU Resources Group, Inc.	18,499	412,344
Consolidated Edison, Inc.	6,635	408,385
OGE Energy Corp.	12,461	407,225
AGL Resources, Inc.	8,049	404,623
FirstEnergy Corp.	11,240	403,628
PPL Corp.	11,815	402,064
CenterPoint Energy, Inc.	19,106	400,653
Aqua America, Inc.	14,937	400,610
NRG Energy, Inc.	15,821	399,322
Integrys Energy Group, Inc.	5,451	398,468
American Water Works Company, Inc.	7,298	397,887
NiSource, Inc.	9,116	395,817
Calpine Corp.*	18,113	395,045
Great Plains Energy, Inc.	15,052	394,061
Questar Corp.	16,802	393,839
Public Service Enterprise Group, Inc.	9,474	393,550
Entergy Corp.	5,099	393,541
Wisconsin Energy Corp.	7,983	392,125
DTE Energy Co.	4,911	391,063
Atmos Energy Corp.	7,240	390,960
Ameren Corp.	9,527	390,035
Westar Energy, Inc.	10,321	388,586
CMS Energy Corp.	11,438	388,091
Vectren Corp.	8,988	388,012
Sempra Energy	3,640	386,459
Xcel Energy, Inc.	11,375	385,726
TECO Energy, Inc.	20,331	385,272
Alliant Energy Corp.	6,365	384,892
Edison International	6,269	382,033
Pinnacle West Capital Corp.	6,236	381,643
Eversource Energy	7,817	381,157
ITC Holdings Corp.	10,585	381,060
SCANA Corp.	7,184	380,608
Hawaiian Electric Industries, Inc.	12,139	379,951
Pepco Holdings, Inc.	14,542	377,801
Total Utilities		14,992,230

TECHNOLOGY - 8.6%
Zayo Group Holdings, Inc.*	14,488	384,657
Allscripts Healthcare Solutions, Inc.*	19,709	262,130
Veeva Systems, Inc. — Class A*	9,151	242,960
athenahealth, Inc.*	1,931	236,856
Cerner Corp.*	3,207	230,295
Altera Corp.	5,119	213,359
Fortinet, Inc.*	5,261	198,550
Informatica Corp.*	4,032	193,818
Nuance Communications, Inc.*	12,641	193,786
Workday, Inc. — Class A*	2,107	192,179
Xilinx, Inc.	4,427	191,954
DST Systems, Inc.	1,663	191,379
Analog Devices, Inc.	3,075	190,158
PTC, Inc.*	4,950	189,783
Lam Research Corp.	2,487	187,967
Citrix Systems, Inc.*	2,792	187,511
NVIDIA Corp.	8,441	187,348
Tableau Software, Inc. — Class A*	1,907	186,581
Rackspace Hosting, Inc.*	3,444	185,632
Broadcom Corp. — Class A	4,199	185,617
Western Digital Corp.	1,890	184,728
IMS Health Holdings, Inc.*	6,666	183,915
Akamai Technologies, Inc.*	2,491	183,786
Intuit, Inc.	1,829	183,504
VeriFone Systems, Inc.*	5,127	183,392
Cadence Design Systems, Inc.*	9,832	183,367
Electronic Arts, Inc.*	3,156	183,331
Teradata Corp.*	4,152	182,646
NetSuite, Inc.*	1,905	182,061
Synopsys, Inc.*	3,880	181,894
Amdocs Ltd.	3,290	181,180
NetApp, Inc.	4,978	180,453
Activision Blizzard, Inc.	7,873	179,623
Linear Technology Corp.	3,881	179,031
SanDisk Corp.	2,673	178,931
KLA-Tencor Corp.	3,029	178,105
Diebold, Inc.	5,110	177,675
Leidos Holdings, Inc.	4,257	177,261
Red Hat, Inc.*	2,348	176,710
CA, Inc.	5,560	176,641
ON Semiconductor Corp.*	15,217	175,300
Teradyne, Inc.	9,603	175,255
ANSYS, Inc.*	2,041	175,199
Skyworks Solutions, Inc.	1,898	175,091
Computer Sciences Corp.	2,716	175,046
Microchip Technology, Inc.	3,671	174,942
Rovi Corp.*	9,449	174,901
Freescale Semiconductor Ltd.*	4,465	174,537
IHS, Inc. — Class A*	1,390	174,403
Brocade Communications Systems, Inc.	15,296	172,845
ServiceNow, Inc.*	2,297	171,953
SolarWinds, Inc.*	3,520	171,706
Maxim Integrated Products, Inc.	5,221	171,405
IPG Photonics Corp.*	1,935	171,402
Autodesk, Inc.*	3,014	171,286
Solera Holdings, Inc.	3,491	169,383

26 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	Shares	Value

Atmel Corp.	21,903	$166,025
Marvell Technology Group Ltd.	11,830	165,738
Avago Technologies Ltd.	1,416	165,502
NCR Corp.*	5,913	162,253
3D Systems Corp.*,1	6,389	160,300
Cree, Inc.*,1	5,055	160,142
Zynga, Inc. — Class A*	65,064	159,407
Lexmark International, Inc. — Class A	3,547	157,451
Applied Materials, Inc.	7,901	156,361
Paychex, Inc.	3,127	151,315
Advanced Micro Devices, Inc.*,1	66,783	150,930
Genpact Ltd.*	6,717	146,834
Pitney Bowes, Inc.	6,553	146,591
Inovalon Holdings, Inc. — Class A*	5,583	140,971
Xerox Corp.	11,909	136,954
Stratasys Ltd.*,1	3,084	115,496
MSCI, Inc. — Class A	1,435	87,808
Broadridge Financial Solutions, Inc.	1,627	87,728
Dun & Bradstreet Corp.	682	87,071
Fiserv, Inc.*	1,094	84,894
Jack Henry & Associates, Inc.	1,247	82,938
Fidelity National Information Services, Inc.	1,273	79,550
Total Technology		13,577,667

BASIC MATERIALS - 6.4%
Cliffs Natural Resources, Inc.[1]	54,300	322,542
Celanese Corp. — Class A	4,730	313,884
Newmont Mining Corp.	11,737	310,913
Albemarle Corp.	5,100	304,471
Tahoe Resources, Inc.	21,567	304,310
Carpenter Technology Corp.	6,863	296,825
Axalta Coating Systems Ltd.*	9,545	292,840
Allegheny Technologies, Inc.	8,590	291,974
Rayonier Advanced Materials, Inc.	17,328	289,551
Eastman Chemical Co.	3,779	288,035
Steel Dynamics, Inc.	12,998	287,646
Westlake Chemical Corp.	3,683	287,200
Reliance Steel & Aluminum Co.	4,355	281,856
Huntsman Corp.	12,103	278,974
Platform Specialty Products Corp.*	10,293	277,294
Alcoa, Inc.	20,194	271,003
Cytec Industries, Inc.	4,889	270,313
Nucor Corp.	5,521	269,756
FMC Corp.	4,472	265,234
Sigma-Aldrich Corp.	1,882	261,447
Royal Gold, Inc.	4,045	261,024
RPM International, Inc.	5,482	260,614
Ashland, Inc.	2,058	260,049
WR Grace & Co.*	2,679	259,113
Sherwin-Williams Co.	931	258,818
Cabot Corp.	6,049	258,534
International Paper Co.	4,798	257,749
International Flavors & Fragrances, Inc.	2,229	255,778
CF Industries Holdings, Inc.	884	254,123
Airgas, Inc.	2,504	253,605
Valspar Corp.	3,105	251,816
United States Steel Corp.[1]	10,471	251,513
NewMarket Corp.	559	249,817
Compass Minerals International, Inc.	2,819	249,002
Mosaic Co.	5,568	244,992
Domtar Corp.	5,560	240,303
Veritiv Corp.*	5,665	225,127
Total Basic Materials		10,058,045

COMMUNICATIONS - 5.8%
Telephone & Data Systems, Inc.	15,464	413,042
Level 3 Communications, Inc.*	7,272	406,796
United States Cellular Corp.*	10,996	406,082
Frontier Communications Corp.	53,592	367,641
ARRIS Group, Inc.*	6,247	210,368
Juniper Networks, Inc.	7,933	209,669
Splunk, Inc.*	2,970	197,045
Harris Corp.	2,415	193,780
F5 Networks, Inc.*	1,577	192,426
Symantec Corp.	7,602	189,480
IAC/InterActiveCorp	2,669	186,349
FireEye, Inc.*	4,502	185,933
Palo Alto Networks, Inc.*	1,248	184,354
CDW Corp.	4,787	183,438
AOL, Inc.*	4,548	181,465
CommScope Holding Company, Inc.*	6,130	180,896
LinkedIn Corp. — Class A*	692	174,474
EchoStar Corp. — Class A*	3,486	174,300
VeriSign, Inc.*	2,726	173,128
JDS Uniphase Corp.*	13,582	171,948
Arista Networks, Inc.*,1	2,571	164,570
Motorola Solutions, Inc.	2,705	161,624
Groupon, Inc. — Class A*	23,348	161,567
Yelp, Inc. — Class A*	3,872	152,518
Netflix, Inc.*	263	146,360
Twitter, Inc.*	3,537	137,802
Starz — Class A*	3,251	127,862
Clear Channel Outdoor Holdings, Inc. — Class A	11,026	125,476
Pandora Media, Inc.*	6,956	124,095
Cablevision Systems Corp. — Class A	6,093	121,738
Discovery Communications, Inc. — Class A*	3,558	115,137
Nielsen N.V.	2,557	114,912
AMC Networks, Inc. — Class A*	1,504	113,461
Charter Communications, Inc. — Class A*	605	113,171
Sirius XM Holdings, Inc.*	28,508	112,607
Liberty Broadband Corp. — Class A*	2,066	112,060
Discovery Communications, Inc. — Class C*	3,706	112,032
Expedia, Inc.	1,186	111,757
Liberty Broadband Corp. — Class C*	2,058	111,667
Liberty Ventures*	2,669	111,244
Liberty Media Corp. — Class C*	2,927	111,080
Liberty Media Corp. — Class A*	2,894	111,072

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2015
GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

	Shares	Value

Scripps Networks Interactive, Inc. — Class A	1,586	$110,798
Liberty Interactive Corp. — Class A*	3,840	110,438
Lamar Advertising Co. — Class A	1,894	109,776
Omnicom Group, Inc.	1,432	108,489
News Corp. — Class A*	6,801	107,319
TripAdvisor, Inc.*	1,316	105,925
DISH Network Corp. — Class A*	1,565	105,888
Interpublic Group of Companies, Inc.	5,057	105,388
zulily, Inc. — Class A*,1	8,445	105,267
Gannett Company, Inc.	3,052	104,745
John Wiley & Sons, Inc. — Class A	1,814	103,180
HomeAway, Inc.*	3,606	100,788
Windstream Holdings, Inc.[1]	8,294	96,874
Equinix, Inc.	376	96,230
Alliance Data Systems Corp.*	298	88,598
FactSet Research Systems, Inc.	548	86,250
Zillow Group, Inc. — Class A*	847	82,701
Total Communications		9,085,080

DIVERSIFIED - 0.1%
Leucadia National Corp.	3,858	91,705

Total Common Stocks
(Cost $132,689,798)		156,763,450

RIGHTS†† - 0.0%
Casa Ley
Expires 01/17/19	14,113	11,572
PDC
Expires 01/17/17	14,113	689
Total Rights
(Cost $11,734)		12,261

SHORT TERM INVESTMENTS† - 0.4%
Federated U.S. Treasury Cash Reserve Fund 0.00%	616,801	616,801
Total Short Term Investments
(Cost $616,801)		616,801

	Face Amount

SECURITIES LENDING COLLATERAL††,2 - 4.8%
Repurchase Agreements
HSBC Securities, Inc. issued 04/30/15 at 0.09% due 05/01/15	$5,703,007	5,703,007
BNP Paribas Securities Corp. issued 04/30/15 at 0.10% due 05/01/15	1,057,649	1,057,649
Barclays Capital, Inc. issued 04/30/15 at 0.08% due 05/01/15	870,216	870,216
Total Securities Lending Collateral
(Cost $7,630,872)		7,630,872

Total Investments - 104.8%
(Cost $140,949,205)		$165,023,384
Other Assets & Liabilities, net - (4.8)%		(7,597,089)
Total Net Assets - 100.0%		$157,426,295

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2015 — See Note 5.
[2]	Securities lending collateral — See Note 5.
plc — Public Limited Company
REIT — Real Estate Investment Trust

28 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2015
GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	Shares	Value

COMMON STOCKS† - 99.5%

CONSUMER, NON-CYCLICAL - 22.5%
Bunge Ltd.	2,895	$250,041
Mondelez International, Inc. — Class A	6,479	248,598
Philip Morris International, Inc.	2,977	248,490
Reynolds American, Inc.	3,303	242,110
Archer-Daniels-Midland Co.	4,909	239,952
Pilgrim’s Pride Corp.[1]	9,651	238,380
Lorillard, Inc.	3,409	238,153
ConAgra Foods, Inc.	6,540	236,420
Tyson Foods, Inc. — Class A	5,956	235,262
Kimberly-Clark Corp.	2,138	234,517
Flowers Foods, Inc.	10,488	234,302
Ingredion, Inc.	2,943	233,674
General Mills, Inc.	4,214	233,203
Keurig Green Mountain, Inc.	2,002	232,973
Brown-Forman Corp. — Class B	2,569	231,800
Molson Coors Brewing Co. — Class B	3,148	231,409
Coca-Cola Enterprises, Inc.	5,200	230,933
JM Smucker Co.	1,985	230,101
Spectrum Brands Holdings, Inc.	2,506	229,124
Constellation Brands, Inc. — Class A	1,974	228,866
Kellogg Co.	3,608	228,495
Coca-Cola Co.	5,633	228,475
Pinnacle Foods, Inc.	5,630	228,297
WhiteWave Foods Co. — Class A*	5,187	228,072
Kraft Foods Group, Inc.	2,685	227,554
Altria Group, Inc.	4,546	227,527
Monster Beverage Corp.*	1,659	227,465
PepsiCo, Inc.	2,377	226,100
Campbell Soup Co.	5,046	225,607
Herbalife Ltd.*,1	5,429	225,412
McCormick & Company, Inc.	2,957	222,662
Colgate-Palmolive Co.	3,306	222,428
Sysco Corp.	6,000	222,180
Procter & Gamble Co.	2,767	220,004
Clorox Co.	2,073	219,945
Sprouts Farmers Market, Inc.*	6,869	219,705
Mead Johnson Nutrition Co. — Class A	2,289	219,561
Church & Dwight Company, Inc.	2,699	219,078
Hormel Foods Corp.	4,011	217,998
Hain Celestial Group, Inc.*	3,596	216,623
Dr Pepper Snapple Group, Inc.	2,873	214,268
Whole Foods Market, Inc.	4,358	208,138
Hershey Co.	2,250	206,820
Kroger Co.	2,978	205,214
Catamaran Corp.*	2,326	138,048
Mylan N.V.*	1,818	131,369
Omnicare, Inc.	1,484	130,562
AbbVie, Inc.	1,964	126,992
Perrigo Company plc	685	125,547
Incyte Corp.*	1,258	122,226
Align Technology, Inc.*	2,061	121,270
St. Jude Medical, Inc.	1,723	120,697
VWR Corp.*	4,536	120,385
Hologic, Inc.*	3,522	118,832
Sirona Dental Systems, Inc.*	1,277	118,442
Vertex Pharmaceuticals, Inc.*	957	117,978
Hill-Rom Holdings, Inc.	2,349	117,309
Express Scripts Holding Co.*	1,355	117,072
Bruker Corp.*	6,164	116,869
Merck & Company, Inc.	1,953	116,321
Teleflex, Inc.	944	116,074
Jazz Pharmaceuticals plc*	649	115,976
Community Health Systems, Inc.*	2,149	115,357
Alnylam Pharmaceuticals, Inc.*	1,132	115,317
Boston Scientific Corp.*	6,450	114,939
Regeneron Pharmaceuticals, Inc.*	251	114,822
Premier, Inc. — Class A*	3,021	114,496
AmerisourceBergen Corp. — Class A	1,001	114,415
Alere, Inc.*	2,403	114,094
LifePoint Hospitals, Inc.*	1,520	113,818
Baxter International, Inc.	1,654	113,696
DENTSPLY International, Inc.	2,227	113,577
Stryker Corp.	1,229	113,363
Aetna, Inc.	1,059	113,175
Envision Healthcare Holdings, Inc.*	2,972	112,817
Halyard Health, Inc.*	2,323	112,619
DaVita HealthCare Partners, Inc.*	1,388	112,567
CR Bard, Inc.	675	112,442
Henry Schein, Inc.*	820	112,422
Illumina, Inc.*	610	112,393
Abbott Laboratories	2,419	112,290
Pharmacyclics, Inc.*	438	112,216
Universal Health Services, Inc. — Class B	959	112,155
Bio-Rad Laboratories, Inc. — Class A*	834	112,131
Gilead Sciences, Inc.*	1,113	111,868
Quintiles Transnational Holdings, Inc.*	1,697	111,798
Pfizer, Inc.	3,293	111,731
Intuitive Surgical, Inc.*	225	111,596
Hospira, Inc.*	1,277	111,469
Johnson & Johnson	1,123	111,402
McKesson Corp.	498	111,253
Cigna Corp.	889	110,805
Anthem, Inc.	734	110,783
Amgen, Inc.	701	110,695
MEDNAX, Inc.*	1,563	110,629
Becton Dickinson and Co.	785	110,583
Bristol-Myers Squibb Co.	1,731	110,317
Eli Lilly & Co.	1,532	110,105
Bio-Techne Corp.	1,142	109,586
HCA Holdings, Inc.*	1,478	109,387
Brookdale Senior Living, Inc. — Class A*	3,019	109,378
Patterson Companies, Inc.	2,324	109,123
Medtronic plc	1,464	108,995
VCA, Inc.*	2,137	108,923

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	Shares	Value

BioMarin Pharmaceutical, Inc.*	971	$108,801
Tenet Healthcare Corp.*	2,267	108,499
Zoetis, Inc.	2,440	108,385
Cooper Companies, Inc.	608	108,267
Alexion Pharmaceuticals, Inc.*	639	108,138
Seattle Genetics, Inc.*	3,149	108,137
QIAGEN N.V.*	4,534	107,955
UnitedHealth Group, Inc.	968	107,835
Varian Medical Systems, Inc.*	1,211	107,597
Endo International plc*	1,277	107,351
United Therapeutics Corp.*	670	106,992
Zimmer Holdings, Inc.	973	106,874
Laboratory Corporation of America Holdings*	892	106,647
Cardinal Health, Inc.	1,262	106,437
Quest Diagnostics, Inc.	1,483	105,916
Humana, Inc.	638	105,653
Medivation, Inc.*	874	105,527
Actavis plc*	373	105,507
Myriad Genetics, Inc.*,1	3,159	104,342
Celgene Corp.*	956	103,305
ResMed, Inc.	1,597	102,112
Centene Corp.*	1,645	101,974
Edwards Lifesciences Corp.*	793	100,433
Intercept Pharmaceuticals, Inc.*	397	100,366
Mallinckrodt plc*	885	100,164
Health Net, Inc.*	1,897	99,877
Sabre Corp.	3,987	99,236
Alkermes plc*	1,787	98,946
Charles River Laboratories International, Inc.*	1,420	98,207
Biogen, Inc.*	262	97,970
Gartner, Inc.*	1,157	96,008
IDEXX Laboratories, Inc.*	749	93,902
Juno Therapeutics, Inc.*,1	2,105	89,968
CoStar Group, Inc.*	427	87,292
Verisk Analytics, Inc. — Class A*	1,155	86,671
Avery Dennison Corp.	1,542	85,720
United Rentals, Inc.*	886	85,570
Quanta Services, Inc.*	2,858	82,625
Rollins, Inc.	3,315	82,212
ManpowerGroup, Inc.	955	81,490
Vectrus, Inc.*	3,185	81,409
RR Donnelley & Sons Co.	4,366	81,295
Automatic Data Processing, Inc.	956	80,819
Cintas Corp.	995	79,550
Towers Watson & Co. — Class A	622	78,935
Danaher Corp.	957	78,359
Booz Allen Hamilton Holding Corp.	2,820	77,550
Aaron’s, Inc.	2,198	74,732
Robert Half International, Inc.	1,342	74,414
ADT Corp.	1,968	73,997
Service Corporation International	2,316	64,107
Avon Products, Inc.	7,703	62,934
KAR Auction Services, Inc.	1,657	61,657
Hertz Global Holdings, Inc.*	2,950	61,478
Live Nation Entertainment, Inc.*	2,441	61,171
ServiceMaster Global Holdings, Inc.*	1,760	60,826
Coty, Inc. — Class A*	2,533	60,564
Estee Lauder Companies, Inc. — Class A	739	60,073
Graham Holdings Co. — Class B	58	59,329
Aramark	1,928	59,247
Avis Budget Group, Inc.*	1,077	58,309
H&R Block, Inc.	1,903	57,547
DeVry Education Group, Inc.	1,823	55,128
Apollo Education Group, Inc. — Class A*	3,168	53,175
Global Payments, Inc.	527	52,848
FleetCor Technologies, Inc.*	318	51,163
Equifax, Inc.	516	50,016
Moody’s Corp.	464	49,889
SEI Investments Co.	1,088	49,678
Western Union Co.	2,444	49,564
Total System Services, Inc.	1,251	49,490
Vantiv, Inc. — Class A*	1,265	49,462
MasterCard, Inc. — Class A	539	48,623
Morningstar, Inc.	631	47,887
McGraw Hill Financial, Inc.	455	47,457
Total Consumer, Non-cyclical		23,105,042

INDUSTRIAL - 13.6%
Energizer Holdings, Inc.	1,672	228,429
TimkenSteel Corp.	5,584	162,997
Greif, Inc. — Class A	3,729	151,995
Ball Corp.	2,067	151,738
Valmont Industries, Inc.[1]	1,203	151,602
Crown Holdings, Inc.*	2,792	151,494
USG Corp.*	5,623	149,235
Owens-Illinois, Inc.*	6,237	149,127
Masco Corp.	5,595	148,212
Vulcan Materials Co.	1,717	146,838
Hexcel Corp.	2,926	146,739
Sealed Air Corp.	3,210	146,376
Eagle Materials, Inc.	1,747	145,682
Acuity Brands, Inc.	869	145,080
Martin Marietta Materials, Inc.	1,015	144,790
Sonoco Products Co.	3,195	142,785
AptarGroup, Inc.	2,296	142,513
MeadWestvaco Corp.	2,918	142,398
Precision Castparts Corp.	688	142,203
Bemis Company, Inc.	3,159	142,155
Rock-Tenn Co. — Class A	2,256	142,083
Ingersoll-Rand plc	2,144	141,161
Armstrong World Industries, Inc.*	2,564	140,353
Golar LNG Ltd.	3,885	139,840
Lennox International, Inc.	1,318	139,655
Timken Co.	3,523	138,419
SunPower Corp. — Class A*	4,237	136,389
Silgan Holdings, Inc.	2,527	136,129
Owens Corning	3,440	132,990

30 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	Shares	Value

Packaging Corporation of America	1,870	$129,385
Agilent Technologies, Inc.	2,764	114,347
PerkinElmer, Inc.	2,227	114,155
Tidewater, Inc.[1]	4,001	110,788
Thermo Fisher Scientific, Inc.	845	106,200
KBR, Inc.	5,600	97,832
Tech Data Corp.*	1,698	95,716
Arrow Electronics, Inc.*	1,570	93,745
Knowles Corp.*,1	4,872	93,396
Jabil Circuit, Inc.	4,127	92,940
Avnet, Inc.	2,176	92,763
Oshkosh Corp.	1,706	91,851
SBA Communications Corp. — Class A*	792	91,729
AVX Corp.	6,660	91,708
Amphenol Corp. — Class A	1,641	90,862
Vishay Intertechnology, Inc.	7,075	89,711
AGCO Corp.	1,728	89,009
General Electric Co.	3,254	88,118
Dover Corp.	1,161	87,911
Corning, Inc.	4,200	87,906
Joy Global, Inc.	2,061	87,881
Caterpillar, Inc.	1,010	87,749
CSX Corp.	2,426	87,554
KLX, Inc.*	2,087	87,467
Teekay Corp.	1,755	87,241
Xylem, Inc.	2,328	86,182
Zebra Technologies Corp. — Class A*	934	86,003
Kirby Corp.*	1,094	85,912
Carlisle Companies, Inc.	890	85,885
Snap-on, Inc.	568	84,944
Rockwell Automation, Inc.	712	84,444
Fluor Corp.	1,404	84,436
Nordson Corp.	1,056	84,110
Colfax Corp.*	1,696	84,105
Babcock & Wilcox Co.	2,602	84,096
Emerson Electric Co.	1,429	84,068
Trimble Navigation Ltd.*	3,305	84,046
Stanley Black & Decker, Inc.	851	83,994
Kennametal, Inc.	2,371	83,957
Triumph Group, Inc.	1,417	83,943
United Parcel Service, Inc. — Class B	835	83,942
Lincoln Electric Holdings, Inc.	1,255	83,909
Terex Corp.	3,053	83,835
Flowserve Corp.	1,422	83,230
Eaton Corporation plc	1,210	83,163
Rockwell Collins, Inc.	854	83,120
Deere & Co.	917	83,007
Waters Corp.*	662	82,876
Exelis, Inc.	3,377	82,804
FedEx Corp.	488	82,750
AECOM*	2,621	82,719
General Dynamics Corp.	600	82,392
Parker-Hannifin Corp.	688	82,120
J.B. Hunt Transport Services, Inc.	940	81,967
Ryder System, Inc.	857	81,724
Graco, Inc.	1,139	81,575
Allegion plc	1,334	81,574
Cummins, Inc.	590	81,573
AMETEK, Inc.	1,556	81,566
Donaldson Company, Inc.	2,180	81,466
ITT Corp.	2,052	81,362
Republic Services, Inc. — Class A	2,002	81,341
IDEX Corp.	1,082	81,161
Middleby Corp.*	800	81,072
Spirit AeroSystems Holdings, Inc. — Class A*	1,593	81,068
AO Smith Corp.	1,263	80,706
Textron, Inc.	1,834	80,659
FLIR Systems, Inc.	2,607	80,530
Wabtec Corp.	856	80,507
Regal Beloit Corp.	1,028	80,390
Kansas City Southern	783	80,250
Mettler-Toledo International, Inc.*	253	80,203
Waste Connections, Inc.	1,690	80,123
Hubbell, Inc. — Class B	736	80,099
Chicago Bridge & Iron Company N.V.	1,678	79,957
Pentair plc	1,284	79,801
Honeywell International, Inc.	790	79,727
TransDigm Group, Inc.	375	79,549
Roper Technologies, Inc.	473	79,544
Clean Harbors, Inc.*	1,435	79,284
Union Pacific Corp.	746	79,248
United Technologies Corp.	695	79,056
Pall Corp.	808	78,635
Norfolk Southern Corp.	777	78,360
Crane Co.	1,282	78,343
Illinois Tool Works, Inc.	836	78,233
B/E Aerospace, Inc.	1,308	78,205
Boeing Co.	545	78,120
Northrop Grumman Corp.	507	78,098
Stericycle, Inc.*	584	77,923
3M Co.	496	77,569
Raytheon Co.	742	77,168
Expeditors International of Washington, Inc.	1,679	76,949
Jacobs Engineering Group, Inc.*	1,795	76,934
Orbital ATK, Inc.	1,050	76,818
Manitowoc Company, Inc.	3,882	76,592
Huntington Ingalls Industries, Inc.	582	76,585
Landstar System, Inc.	1,225	76,330
GATX Corp.	1,402	76,268
Genesee & Wyoming, Inc. — Class A*	820	76,219
Lockheed Martin Corp.	402	75,013
Con-way, Inc.	1,825	75,008
Waste Management, Inc.	1,511	74,840
Covanta Holding Corp.	3,687	74,809
Old Dominion Freight Line, Inc.*	1,048	74,544
Tyco International plc	1,890	74,428

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	Shares	Value

L-3 Communications Holdings, Inc.	645	$74,117
SPX Corp.	961	73,997
Keysight Technologies, Inc.*	2,198	73,545
National Instruments Corp.	2,541	72,673
CH Robinson Worldwide, Inc.	1,103	71,022
GoPro, Inc. — Class A*,1	1,408	70,513
Trinity Industries, Inc.	2,347	63,580
Fortune Brands Home & Security, Inc.	1,372	61,191
AMERCO	188	60,544
Gentex Corp.	3,371	58,487
Garmin Ltd.	1,282	57,934
Total Industrial		13,934,039

ENERGY - 12.1%
EP Energy Corp. — Class A*,1	12,599	186,087
Seventy Seven Energy, Inc.*	35,876	181,891
Seadrill Ltd.[1]	13,337	174,581
MRC Global, Inc.*	11,855	173,082
Oasis Petroleum, Inc.*	9,482	170,108
Unit Corp.*	4,863	169,428
Antero Resources Corp.*	3,798	168,290
Diamond Offshore Drilling, Inc.[1]	5,018	167,952
WPX Energy, Inc.*	12,176	167,420
Southwestern Energy Co.*	5,955	166,919
Range Resources Corp.	2,625	166,845
RPC, Inc.	10,481	166,752
California Resources Corp.	17,819	165,717
Laredo Petroleum, Inc.*,1	10,417	164,589
Nabors Industries Ltd.	9,844	164,395
Cameron International Corp.*	2,994	164,131
Continental Resources, Inc.*	3,118	164,100
Whiting Petroleum Corp.*	4,254	161,269
SolarCity Corp.*,1	2,679	160,873
Kosmos Energy Ltd.*	16,403	160,421
Rice Energy, Inc.*	6,491	159,873
Oil States International, Inc.*	3,359	159,855
Frank’s International N.V.	7,645	159,016
CONSOL Energy, Inc.	4,895	158,989
Marathon Oil Corp.	5,086	158,174
Rowan Companies plc — Class A	7,429	157,421
Patterson-UTI Energy, Inc.	7,027	157,053
Atwood Oceanics, Inc.	4,695	156,719
FMC Technologies, Inc.*	3,551	156,599
Cabot Oil & Gas Corp. — Class A	4,630	156,587
NOW, Inc.*,1	6,545	156,426
Dril-Quip, Inc.*	1,961	156,331
Memorial Resource Development Corp.*	7,676	154,978
Ultra Petroleum Corp.*,1	9,041	153,968
Newfield Exploration Co.*	3,919	153,782
Apache Corp.	2,243	153,421
Superior Energy Services, Inc.	6,011	153,281
Schlumberger Ltd.	1,613	152,606
Devon Energy Corp.	2,234	152,381
SM Energy Co.	2,627	152,287
Halliburton Co.	3,107	152,088
Concho Resources, Inc.*	1,200	151,992
Anadarko Petroleum Corp.	1,613	151,783
Helmerich & Payne, Inc.	1,941	151,340
Equities Corp.	1,679	151,009
Hess Corp.	1,947	149,724
Denbury Resources, Inc.	16,941	149,250
National Oilwell Varco, Inc.	2,741	149,138
Targa Resources Corp.	1,420	149,057
Chesapeake Energy Corp.[1]	9,436	148,806
Cimarex Energy Co.	1,181	146,916
Cobalt International Energy, Inc.*	13,719	146,793
Energen Corp.	2,055	146,254
Baker Hughes, Inc.	2,135	146,162
Occidental Petroleum Corp.	1,820	145,782
EOG Resources, Inc.	1,469	145,358
Gulfport Energy Corp.*	2,957	144,716
ConocoPhillips	2,122	144,126
Noble Energy, Inc.	2,799	141,965
Chevron Corp.	1,275	141,602
Pioneer Natural Resources Co.	818	141,334
Dresser-Rand Group, Inc.*	1,697	140,291
Kinder Morgan, Inc.	3,250	139,587
Williams Companies, Inc.	2,724	139,442
SandRidge Energy, Inc.*,1	73,722	139,335
QEP Resources, Inc.	6,189	139,253
Exxon Mobil Corp.	1,591	139,006
Spectra Energy Corp.	3,729	138,905
Oceaneering International, Inc.	2,506	138,106
ONEOK, Inc.	2,845	136,845
Phillips 66	1,711	135,699
Murphy Oil Corp.	2,834	134,927
First Solar, Inc.*	2,250	134,258
Marathon Petroleum Corp.	1,326	130,704
Cheniere Energy, Inc.*	1,700	130,033
HollyFrontier Corp.	3,310	128,362
CVR Energy, Inc.	3,195	127,928
Tesoro Corp.	1,468	125,998
Valero Energy Corp.	2,111	120,116
PBF Energy, Inc. — Class A	4,072	115,563
Peabody Energy Corp.[1]	23,960	113,331
SunEdison, Inc.*	3,972	100,571
Murphy USA, Inc.*	887	57,948
Total Energy		12,386,000

FINANCIAL - 10.0%
Communications Sales & Leasing, Inc.*,1	5,073	152,595
Air Lease Corp. — Class A	2,139	82,630
Outfront Media, Inc.	2,030	58,302
Genworth Financial, Inc. — Class A*	6,492	57,064
CoreLogic, Inc.*	1,394	54,519
PartnerRe Ltd.	420	53,759
SLM Corp.*	5,271	53,712
Santander Consumer USA Holdings, Inc.	2,128	52,540

32 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	Shares	Value

SVB Financial Group*	389	$51,643
Citizens Financial Group, Inc.	1,965	51,188
BOK Financial Corp.	783	51,044
StanCorp Financial Group, Inc.	707	50,961
CBRE Group, Inc. — Class A*	1,329	50,955
Realogy Holdings Corp.*	1,067	50,586
Home Properties, Inc.	686	50,463
Bank of New York Mellon Corp.	1,190	50,385
Zions Bancorporation	1,773	50,238
Ally Financial, Inc.*	2,294	50,216
JPMorgan Chase & Co.	793	50,166
Regions Financial Corp.	5,090	50,034
Comerica, Inc.	1,051	49,827
Northern Trust Corp.	681	49,815
Federated Investors, Inc. — Class B	1,448	49,812
Affiliated Managers Group, Inc.*	220	49,748
Signature Bank*	371	49,747
FNFV Group*	3,326	49,724
Fifth Third Bancorp	2,482	49,640
Morgan Stanley	1,330	49,622
State Street Corp.	643	49,588
E*TRADE Financial Corp.*	1,721	49,547
Goldman Sachs Group, Inc.	252	49,498
Cullen/Frost Bankers, Inc.	678	49,453
Citigroup, Inc.	926	49,374
American International Group, Inc.	876	49,310
City National Corp.	529	49,303
Old Republic International Corp.	3,219	49,219
Invesco Ltd.	1,187	49,166
NorthStar Realty Finance Corp.	2,620	49,151
American Homes 4 Rent — Class A	2,909	49,133
American National Insurance Co.	490	49,029
New York Community Bancorp, Inc.	2,850	48,992
Bank of America Corp.	3,073	48,953
Ocwen Financial Corp.*,1	5,758	48,885
Loews Corp.	1,173	48,844
Capital One Financial Corp.	604	48,833
First Niagara Financial Group, Inc.	5,361	48,758
First Republic Bank	835	48,672
Everest Re Group Ltd.	272	48,664
First Horizon National Corp.	3,414	48,650
Arthur J Gallagher & Co.	1,016	48,596
Torchmark Corp.	865	48,535
Charles Schwab Corp.	1,591	48,526
RenaissanceRe Holdings Ltd.	473	48,478
Unum Group	1,418	48,439
KeyCorp	3,349	48,393
Wells Fargo & Co.	878	48,378
SunTrust Banks, Inc.	1,165	48,348
Discover Financial Services	834	48,347
Prudential Financial, Inc.	592	48,307
Allied World Assurance Company Holdings AG	1,174	48,298
Associated Banc-Corp.	2,567	48,285
Synchrony Financial*	1,548	48,220
CIT Group, Inc.	1,070	48,182
Jones Lang LaSalle, Inc.	290	48,157
MetLife, Inc.	937	48,059
Commerce Bancshares, Inc.	1,125	48,049
Axis Capital Holdings Ltd.	921	47,947
East West Bancorp, Inc.	1,181	47,937
Marsh & McLennan Companies, Inc.	852	47,848
HCC Insurance Holdings, Inc.	839	47,789
Assured Guaranty Ltd.	1,838	47,769
Visa, Inc. — Class A	723	47,754
XL Group plc — Class A	1,287	47,722
Principal Financial Group, Inc.	933	47,695
BlackRock, Inc. — Class A	131	47,676
Validus Holdings Ltd.	1,138	47,603
TFS Financial Corp.	3,255	47,588
TCF Financial Corp.	3,038	47,575
Post Properties, Inc.	832	47,565
People’s United Financial, Inc.	3,147	47,551
Assurant, Inc.	773	47,509
T. Rowe Price Group, Inc.	584	47,409
Interactive Brokers Group, Inc. — Class A	1,395	47,360
Huntington Bancshares, Inc.	4,356	47,306
Raymond James Financial, Inc.	836	47,259
Lazard Ltd. — Class A	891	47,250
Franklin Resources, Inc.	916	47,229
BankUnited, Inc.	1,437	47,220
PacWest Bancorp	1,047	47,220
FNF Group	1,312	47,219
Synovus Financial Corp.	1,705	47,160
Aon plc	490	47,153
Bank of Hawaii Corp.	780	47,104
Aspen Insurance Holdings Ltd.	1,008	47,104
American Tower Corp. — Class A	498	47,075
Host Hotels & Resorts, Inc.	2,337	47,067
Fulton Financial Corp.	3,869	47,047
Aflac, Inc.	746	47,028
MFA Financial, Inc.	6,052	47,024
Allstate Corp.	675	47,021
U.S. Bancorp	1,096	46,986
PNC Financial Services Group, Inc.	512	46,966
Eaton Vance Corp.	1,143	46,954
BB&T Corp.	1,226	46,944
Lincoln National Corp.	831	46,943
Progressive Corp.	1,760	46,921
Reinsurance Group of America, Inc. — Class A	512	46,909
American Financial Group, Inc.	741	46,831
American Express Co.	604	46,780
Crown Castle International Corp.	560	46,777
Columbia Property Trust, Inc.	1,783	46,768
Berkshire Hathaway, Inc. — Class B*	331	46,741
Waddell & Reed Financial, Inc. — Class A	946	46,657

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	Shares	Value

White Mountains Insurance Group Ltd.	69	$46,642
Artisan Partners Asset Management, Inc. — Class A	1,041	46,626
Howard Hughes Corp.*	314	46,620
Chubb Corp.	474	46,618
Starwood Property Trust, Inc.	1,941	46,603
MBIA, Inc.*	5,325	46,594
Equity Commonwealth*	1,848	46,588
CNA Financial Corp.	1,156	46,587
ProAssurance Corp.	1,035	46,523
Brown & Brown, Inc.	1,456	46,519
NASDAQ OMX Group, Inc.	956	46,490
Extra Space Storage, Inc.	705	46,480
Voya Financial, Inc.	1,097	46,447
TD Ameritrade Holding Corp.	1,281	46,436
Arch Capital Group Ltd.*	765	46,420
Alleghany Corp.*	98	46,405
Intercontinental Exchange, Inc.	206	46,253
Retail Properties of America, Inc. — Class A	3,061	46,252
Plum Creek Timber Company, Inc.	1,096	46,251
CBOE Holdings, Inc.	821	46,198
Liberty Property Trust	1,324	46,128
Mid-America Apartment Communities, Inc.	618	46,109
Nationstar Mortgage Holdings, Inc.*	1,835	46,059
Paramount Group, Inc.	2,511	46,002
Two Harbors Investment Corp.	4,380	45,990
UDR, Inc.	1,403	45,976
Douglas Emmett, Inc.	1,613	45,970
WR Berkley Corp.	938	45,953
Navient Corp.	2,351	45,939
Markel Corp.*	62	45,920
Mercury General Corp.	835	45,875
Hartford Financial Services Group, Inc.	1,125	45,866
Hanover Insurance Group, Inc.	668	45,805
Forest City Enterprises, Inc. — Class A*	1,925	45,738
M&T Bank Corp.	382	45,714
Equity LifeStyle Properties, Inc.	865	45,689
HCP, Inc.	1,132	45,608
Ameriprise Financial, Inc.	364	45,602
Camden Property Trust	607	45,574
Ventas, Inc.	661	45,543
American Campus Communities, Inc.	1,134	45,519
Apartment Investment & Management Co. — Class A	1,206	45,502
CME Group, Inc. — Class A	500	45,455
Endurance Specialty Holdings Ltd.	752	45,406
Erie Indemnity Co. — Class A	548	45,347
Cincinnati Financial Corp.	895	45,323
Public Storage	241	45,286
Spirit Realty Capital, Inc.	4,009	45,262
Tanger Factory Outlet Centers, Inc.	1,347	45,232
Weyerhaeuser Co.	1,433	45,154
SL Green Realty Corp.	369	45,150
Rayonier, Inc.	1,764	45,141
Popular, Inc.*	1,391	45,110
Digital Realty Trust, Inc.	711	45,085
Essex Property Trust, Inc.	203	45,056
ACE Ltd.	421	45,043
American Capital Agency Corp.	2,178	44,943
Piedmont Office Realty Trust, Inc. — Class A	2,571	44,941
Alexandria Real Estate Equities, Inc.	486	44,896
Travelers Companies, Inc.	444	44,893
Iron Mountain, Inc.	1,299	44,803
Healthcare Trust of America, Inc. — Class A	1,730	44,790
National Retail Properties, Inc.	1,166	44,774
Legg Mason, Inc.	850	44,753
Boston Properties, Inc.	338	44,721
Urban Edge Properties	1,974	44,672
Simon Property Group, Inc.	246	44,647
Equity Residential	604	44,611
Macerich Co.	545	44,559
Regency Centers Corp.	709	44,511
Vornado Realty Trust	430	44,501
Taubman Centers, Inc.	616	44,358
Kilroy Realty Corp.	624	44,298
Prologis, Inc.	1,100	44,220
AvalonBay Communities, Inc.	269	44,207
Chimera Investment Corp.	2,907	44,157
Annaly Capital Management, Inc.	4,380	44,107
Hospitality Properties Trust	1,466	44,097
Health Care REIT, Inc.	612	44,076
WP Carey, Inc.	692	43,928
DDR Corp.	2,574	43,887
CBL & Associates Properties, Inc.	2,436	43,872
General Growth Properties, Inc.	1,600	43,840
Federal Realty Investment Trust	327	43,710
BioMed Realty Trust, Inc.	2,106	43,700
Senior Housing Properties Trust	2,133	43,663
Duke Realty Corp.	2,194	43,463
Realty Income Corp.	925	43,447
Weingarten Realty Investors	1,326	43,440
Brandywine Realty Trust	2,977	43,405
American Realty Capital Properties, Inc.	4,787	43,227
Kimco Realty Corp.	1,792	43,187
Corporate Office Properties Trust	1,636	43,174
Hudson City Bancorp, Inc.	4,628	43,040
Corrections Corporation of America	1,167	42,934
WP GLIMCHER, Inc.	2,851	42,765
Brixmor Property Group, Inc.	1,823	42,749
NorthStar Asset Management Group, Inc.	2,029	42,670
LendingClub Corp.*	2,431	42,421
Omega Healthcare Investors, Inc.	1,175	42,406
LPL Financial Holdings, Inc.	1,040	42,089
Total Financial		10,190,749

34 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	Shares	Value

CONSUMER, CYCLICAL - 9.9%
Walgreens Boots Alliance, Inc.	2,692	$223,248
CVS Health Corp.	2,228	221,218
GNC Holdings, Inc. — Class A	4,983	214,518
Rite Aid Corp.*	27,717	213,698
Fastenal Co.	3,488	148,658
Scotts Miracle-Gro Co. — Class A	2,201	141,987
World Fuel Services Corp.	2,357	130,814
Dolby Laboratories, Inc. — Class A	2,486	100,087
Ingram Micro, Inc. — Class A*	3,892	97,922
HD Supply Holdings, Inc.*	2,714	89,562
Copa Holdings S.A. — Class A	788	87,380
WW Grainger, Inc.	344	85,460
PACCAR, Inc.	1,295	84,628
Navistar International Corp.*	2,798	83,828
WESCO International, Inc.*	1,157	83,466
Delta Air Lines, Inc.	1,830	81,691
Alaska Air Group, Inc.	1,249	80,011
Toro Co.	1,182	79,241
MSC Industrial Direct Company, Inc. — Class A	1,114	79,161
Allison Transmission Holdings, Inc.	2,573	78,940
Copart, Inc.*	2,196	78,112
American Airlines Group, Inc.	1,574	76,001
Southwest Airlines Co.	1,869	75,807
Mattel, Inc.	2,674	75,300
Spirit Airlines, Inc.*	1,095	74,975
United Continental Holdings, Inc.*	1,242	74,197
Tesla Motors, Inc.*	320	72,336
DreamWorks Animation SKG, Inc. — Class A*,1	2,764	72,030
Hasbro, Inc.	1,005	71,144
Panera Bread Co. — Class A*	387	70,620
LKQ Corp.*	2,522	68,271
Ascena Retail Group, Inc.*	4,462	66,884
Yum! Brands, Inc.	775	66,619
Carter’s, Inc.	667	66,607
SeaWorld Entertainment, Inc.	3,129	66,335
Dunkin’ Brands Group, Inc.	1,271	66,232
Tempur Sealy International, Inc.*	1,086	66,148
JC Penney Company, Inc.*	7,955	66,026
Goodyear Tire & Rubber Co.	2,327	66,005
Domino’s Pizza, Inc.	605	65,249
WABCO Holdings, Inc.*	521	64,838
Visteon Corp.*	637	64,591
Restaurant Brands International, Inc.	1,573	64,147
Vista Outdoor, Inc.*	1,451	63,496
Starbucks Corp.	1,280	63,462
CarMax, Inc.*	925	63,002
Fossil Group, Inc.*	750	62,985
O’Reilly Automotive, Inc.*	288	62,735
Abercrombie & Fitch Co. — Class A	2,778	62,449
Lear Corp.	562	62,399
Johnson Controls, Inc.	1,237	62,320
Macy’s, Inc.	962	62,174
Deckers Outdoor Corp.*	840	62,160
Staples, Inc.	3,799	62,000
AutoZone, Inc.*	92	61,885
Starwood Hotels & Resorts Worldwide, Inc.	718	61,711
Tiffany & Co.	705	61,673
Ralph Lauren Corp. — Class A	461	61,502
Tractor Supply Co.	714	61,447
Madison Square Garden Co. — Class A*	765	61,430
Ulta Salon Cosmetics & Fragrance, Inc.*	406	61,343
Hyatt Hotels Corp. — Class A*	1,052	61,069
NVR, Inc.*	46	61,018
TRW Automotive Holdings Corp.*	580	60,935
BorgWarner, Inc.	1,029	60,917
AutoNation, Inc.*	988	60,811
DSW, Inc. — Class A	1,676	60,789
Kate Spade & Co.*	1,856	60,691
NIKE, Inc. — Class B	613	60,589
Signet Jewelers Ltd.	451	60,493
GameStop Corp. — Class A1	1,569	60,469
Marriott International, Inc. — Class A	755	60,438
Hilton Worldwide Holdings, Inc.*	2,086	60,411
Jarden Corp.*	1,178	60,290
Carnival Corp.	1,370	60,239
MGM Resorts International*	2,845	60,171
McDonald’s Corp.	623	60,151
PVH Corp.	582	60,150
Ford Motor Co.	3,801	60,056
Under Armour, Inc. — Class A*	774	60,024
Family Dollar Stores, Inc.	768	60,012
Penske Automotive Group, Inc.	1,226	59,841
Six Flags Entertainment Corp.	1,271	59,762
Dillard’s, Inc. — Class A	454	59,742
Target Corp.	757	59,674
Newell Rubbermaid, Inc.	1,561	59,521
Harman International Industries, Inc.	456	59,453
Polaris Industries, Inc.	434	59,441
VF Corp.	819	59,320
Cinemark Holdings, Inc.	1,391	59,298
Genuine Parts Co.	659	59,211
Dollar General Corp.	814	59,186
Foot Locker, Inc.	993	59,034
CST Brands, Inc.	1,411	58,853
Nu Skin Enterprises, Inc. — Class A	1,040	58,812
L Brands, Inc.	658	58,799
Thor Industries, Inc.	976	58,726
Chico’s FAS, Inc.	3,481	58,690
Mohawk Industries, Inc.*	338	58,643
Choice Hotels International, Inc.	979	58,613
Las Vegas Sands Corp.	1,104	58,380
Michaels Companies, Inc.*	2,253	58,263
Advance Auto Parts, Inc.	407	58,201
Regal Entertainment Group — Class A	2,645	58,190

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	Shares	Value

Bed Bath & Beyond, Inc.*	825	$58,130
Nordstrom, Inc.	769	58,106
Costco Wholesale Corp.	406	58,078
Sears Holdings Corp.*,1	1,453	58,033
Williams-Sonoma, Inc.	789	58,015
Wal-Mart Stores, Inc.	743	57,991
Home Depot, Inc.	542	57,983
Kohl’s Corp.	809	57,965
Ross Stores, Inc.	586	57,944
DR Horton, Inc.	2,280	57,912
Dick’s Sporting Goods, Inc.	1,066	57,841
Tupperware Brands Corp.	865	57,834
Norwegian Cruise Line Holdings Ltd.*	1,189	57,678
Wyndham Worldwide Corp.	674	57,560
Wendy’s Co.	5,687	57,552
Leggett & Platt, Inc.	1,354	57,504
Lowe’s Companies, Inc.	835	57,498
Liberty TripAdvisor Holdings, Inc. — Class A*	1,932	57,400
Dollar Tree, Inc.*	751	57,384
Chipotle Mexican Grill, Inc. — Class A*	92	57,163
Coach, Inc.	1,496	57,162
General Motors Co.	1,629	57,113
Harley-Davidson, Inc.	1,015	57,053
TJX Companies, Inc.	882	56,924
Big Lots, Inc.	1,249	56,917
The Gap, Inc.	1,435	56,883
Lions Gate Entertainment Corp.	1,832	56,810
Darden Restaurants, Inc.	889	56,692
Cabela’s, Inc.*	1,072	56,537
Michael Kors Holdings Ltd.*	913	56,478
Toll Brothers, Inc.*	1,588	56,438
Lennar Corp. — Class A	1,231	56,380
Hanesbrands, Inc.	1,814	56,379
Taylor Morrison Home Corp. — Class A*	3,043	56,356
Brinker International, Inc.	1,014	56,145
Sally Beauty Holdings, Inc.*	1,776	55,429
Royal Caribbean Cruises Ltd.	811	55,197
Best Buy Company, Inc.	1,585	54,920
PulteGroup, Inc.	2,828	54,580
Whirlpool Corp.	310	54,436
Urban Outfitters, Inc.*	1,335	53,453
Wynn Resorts Ltd.	480	53,314
Gaming and Leisure Properties, Inc.	1,288	45,982
Total Consumer, Cyclical		10,124,690

UTILITIES - 8.9%
National Fuel Gas Co.	3,332	214,746
UGI Corp.	6,144	213,873
AES Corp.	15,960	211,470
MDU Resources Group, Inc.	9,429	210,172
Consolidated Edison, Inc.	3,382	208,162
Exelon Corp.	6,115	208,032
OGE Energy Corp.	6,352	207,583
Duke Energy Corp.	2,675	207,500
AGL Resources, Inc.	4,103	206,258
FirstEnergy Corp.	5,729	205,728
PPL Corp.	6,023	204,963
American Electric Power Company, Inc.	3,594	204,391
CenterPoint Energy, Inc.	9,739	204,227
Aqua America, Inc.	7,614	204,208
NRG Energy, Inc.	8,064	203,535
Integrys Energy Group, Inc.	2,779	203,145
American Water Works Company, Inc.	3,720	202,814
Dominion Resources, Inc.	2,826	202,568
NiSource, Inc.	4,646	201,729
Calpine Corp.*	9,232	201,350
Southern Co.	4,544	201,299
PG&E Corp.	3,797	200,937
Great Plains Energy, Inc.	7,672	200,853
Questar Corp.	8,564	200,740
Public Service Enterprise Group, Inc.	4,829	200,597
Entergy Corp.	2,599	200,591
Wisconsin Energy Corp.	4,069	199,869
DTE Energy Co.	2,503	199,314
Atmos Energy Corp.	3,690	199,260
Ameren Corp.	4,856	198,805
Westar Energy, Inc.	5,261	198,077
CMS Energy Corp.	5,830	197,812
Vectren Corp.	4,581	197,762
Sempra Energy	1,856	197,052
Xcel Energy, Inc.	5,798	196,610
TECO Energy, Inc.	10,363	196,379
Alliant Energy Corp.	3,244	196,165
NextEra Energy, Inc.	1,936	195,400
Edison International	3,196	194,764
Pinnacle West Capital Corp.	3,179	194,555
Eversource Energy	3,984	194,260
ITC Holdings Corp.	5,395	194,220
SCANA Corp.	3,662	194,013
Hawaiian Electric Industries, Inc.	6,187	193,653
Pepco Holdings, Inc.	7,412	192,564
Total Utilities		9,062,005

TECHNOLOGY - 8.5%
Zayo Group Holdings, Inc.*	7,385	196,071
Allscripts Healthcare Solutions, Inc.*	9,557	127,108
Veeva Systems, Inc. — Class A*	4,437	117,802
athenahealth, Inc.*	937	114,932
Altera Corp.	2,730	113,786
Cerner Corp.*	1,555	111,665
Microsoft Corp.	2,290	111,385
Fortinet, Inc.*	2,806	105,898
Salesforce.com, Inc.*	1,430	104,132
Informatica Corp.*	2,150	103,351
Nuance Communications, Inc.*	6,741	103,340
Workday, Inc. — Class A*	1,124	102,520
Xilinx, Inc.	2,361	102,373
Intel Corp.	3,138	102,142

36 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	Shares	Value

DST Systems, Inc.	887	$102,075
Analog Devices, Inc.	1,644	101,665
PTC, Inc.*	2,640	101,218
VMware, Inc. — Class A*	1,147	101,051
International Business Machines Corp.	588	100,718
Lam Research Corp.	1,326	100,220
Citrix Systems, Inc.*	1,489	100,001
NVIDIA Corp.	4,502	99,922
Micron Technology, Inc.*	3,540	99,580
Tableau Software, Inc. — Class A*	1,017	99,503
Broadcom Corp. — Class A	2,239	98,975
Rackspace Hosting, Inc.*	1,836	98,960
Western Digital Corp.	1,008	98,522
EMC Corp.	3,657	98,410
Adobe Systems, Inc.*	1,293	98,346
IMS Health Holdings, Inc.*	3,555	98,082
Akamai Technologies, Inc.*	1,329	98,054
VeriFone Systems, Inc.*	2,734	97,796
Cadence Design Systems, Inc.*	5,243	97,782
Intuit, Inc.	974	97,721
CDK Global, Inc.	2,035	97,517
Electronic Arts, Inc.*	1,678	97,475
Teradata Corp.*	2,214	97,394
Hewlett-Packard Co.	2,948	97,196
NetSuite, Inc.*	1,016	97,099
Synopsys, Inc.*	2,069	96,995
Amdocs Ltd.	1,755	96,648
NetApp, Inc.	2,655	96,244
Activision Blizzard, Inc.	4,198	95,777
Oracle Corp.	2,195	95,746
QUALCOMM, Inc.	1,405	95,540
SanDisk Corp.	1,426	95,456
Linear Technology Corp.	2,069	95,443
Apple, Inc.	760	95,114
KLA-Tencor Corp.	1,615	94,962
Diebold, Inc.	2,725	94,748
Leidos Holdings, Inc.	2,270	94,523
CA, Inc.	2,965	94,198
Red Hat, Inc.*	1,249	94,000
ON Semiconductor Corp.*	8,115	93,485
Teradyne, Inc.	5,121	93,458
ANSYS, Inc.*	1,088	93,394
Computer Sciences Corp.	1,448	93,324
Microchip Technology, Inc.	1,958	93,308
Rovi Corp.*	5,039	93,272
Skyworks Solutions, Inc.	1,011	93,265
Freescale Semiconductor Ltd.*	2,374	92,800
Brocade Communications Systems, Inc.	8,157	92,174
IHS, Inc. — Class A*	732	91,844
ServiceNow, Inc.*	1,225	91,704
Texas Instruments, Inc.	1,691	91,669
SolarWinds, Inc.*	1,877	91,560
Maxim Integrated Products, Inc.	2,784	91,399
Autodesk, Inc.*	1,607	91,326
IPG Photonics Corp.*	1,029	91,149
Solera Holdings, Inc.	1,862	90,344
Atmel Corp.	11,680	88,534
Marvell Technology Group Ltd.	6,309	88,389
Avago Technologies Ltd.	755	88,244
Cognizant Technology Solutions Corp. — Class A*	1,505	88,103
NCR Corp.*	3,153	86,518
3D Systems Corp.*,1	3,407	85,482
Cree, Inc.*,1	2,696	85,409
Zynga, Inc. — Class A*	34,697	85,008
Applied Materials, Inc.	4,213	83,375
Lexmark International, Inc. — Class A	1,868	82,921
Advanced Micro Devices, Inc.*	35,614	80,488
Paychex, Inc.	1,647	79,699
Accenture plc — Class A	857	79,401
Genpact Ltd.*	3,536	77,297
Pitney Bowes, Inc.	3,450	77,177
Inovalon Holdings, Inc. — Class A*	2,977	75,169
Xerox Corp.	6,270	72,105
Stratasys Ltd.*,1	1,645	61,605
Broadridge Financial Solutions, Inc.	898	48,420
MSCI, Inc. — Class A	790	48,340
Dun & Bradstreet Corp.	377	48,132
Fiserv, Inc.*	604	46,870
Jack Henry & Associates, Inc.	688	45,759
Fidelity National Information Services, Inc.	703	43,930
Total Technology		8,743,031

COMMUNICATIONS - 7.0%
Sprint Corp.*	41,517	212,982
Telephone & Data Systems, Inc.	7,882	210,527
AT&T, Inc.	6,059	209,884
T-Mobile US, Inc.*	6,127	208,563
Level 3 Communications, Inc.*	3,707	207,370
Verizon Communications, Inc.	4,107	207,157
United States Cellular Corp.*	5,605	206,993
CenturyLink, Inc.	5,754	206,914
Frontier Communications Corp.	27,317	187,395
ARRIS Group, Inc.*	3,325	111,969
Juniper Networks, Inc.	4,230	111,799
Splunk, Inc.*	1,584	105,090
Harris Corp.	1,288	103,349
F5 Networks, Inc.*	841	102,619
Symantec Corp.	4,054	101,046
Cisco Systems, Inc.	3,484	100,444
IAC/InterActiveCorp	1,423	99,353
FireEye, Inc.*	2,401	99,161
Palo Alto Networks, Inc.*	667	98,529
CDW Corp.	2,553	97,831
AOL, Inc.*	2,426	96,797
CommScope Holding Company, Inc.*	3,260	96,203
LinkedIn Corp. — Class A*	369	93,036

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	Shares	Value

EchoStar Corp. — Class A*	1,856	$92,800
VeriSign, Inc.*	1,454	92,344
JDS Uniphase Corp.*	7,243	91,696
Google, Inc. — Class A*	167	91,645
Google, Inc. — Class C*	170	91,348
Yahoo!, Inc.*	2,122	90,323
Facebook, Inc. — Class A*	1,137	89,562
Arista Networks, Inc.*,1	1,371	87,758
Motorola Solutions, Inc.	1,443	86,219
Groupon, Inc. — Class A*	12,451	86,160
Yelp, Inc. — Class A*	2,065	81,340
Netflix, Inc.*	145	80,692
Twitter, Inc.*	1,885	73,440
Starz — Class A*	1,798	70,716
Amazon.com, Inc.*	166	70,015
Clear Channel Outdoor Holdings, Inc. — Class A	6,098	69,395
Pandora Media, Inc.*	3,847	68,630
Cablevision Systems Corp. — Class A	3,370	67,333
Priceline Group, Inc.*	53	65,604
DIRECTV*	708	64,219
Discovery Communications, Inc. — Class A*	1,968	63,684
Nielsen N.V.	1,414	63,545
Time Warner Cable, Inc.	408	63,452
Viacom, Inc. — Class B	905	62,853
Comcast Corp. — Class A	1,088	62,843
Walt Disney Co.	578	62,841
AMC Networks, Inc. — Class A*	832	62,766
Charter Communications, Inc. — Class A*	335	62,665
Sirius XM Holdings, Inc.*	15,766	62,276
CBS Corp. — Class B	998	62,006
Discovery Communications, Inc. — Class C*	2,050	61,972
Liberty Broadband Corp. — Class A*	1,142	61,942
Expedia, Inc.	656	61,815
Liberty Broadband Corp. — Class C*	1,138	61,748
eBay, Inc.*	1,058	61,639
Liberty Ventures*	1,476	61,520
Liberty Media Corp. — Class A*	1,601	61,446
Liberty Media Corp. — Class C*	1,619	61,441
Scripps Networks Interactive, Inc. — Class A	877	61,267
Twenty-First Century Fox, Inc. — Class A	1,793	61,105
Liberty Interactive Corp. — Class A*	2,119	60,942
Lamar Advertising Co. — Class A	1,048	60,742
Time Warner, Inc.	718	60,606
Omnicom Group, Inc.	792	60,003
News Corp. — Class A*	3,761	59,349
TripAdvisor, Inc.*	728	58,597
DISH Network Corp. — Class A*	865	58,526
Interpublic Group of Companies, Inc.	2,797	58,289
zulily, Inc. — Class A*	4,670	58,212
Gannett Company, Inc.	1,688	57,932
John Wiley & Sons, Inc. — Class A	1,003	57,051
HomeAway, Inc.*	1,994	55,732
Equinix, Inc.	207	52,978
Windstream Holdings, Inc.[1]	4,228	49,379
Alliance Data Systems Corp.*	162	48,164
Thomson Reuters Corp.	1,172	48,122
FactSet Research Systems, Inc.	303	47,689
Zillow Group, Inc. — Class A*	468	45,696
Total Communications		7,129,085

BASIC MATERIALS - 7.0%
Cliffs Natural Resources, Inc.[1]	30,194	179,352
Celanese Corp. — Class A	2,630	174,527
Newmont Mining Corp.	6,527	172,900
Freeport-McMoRan, Inc.	7,417	172,594
LyondellBasell Industries N.V. — Class A	1,646	170,394
Albemarle Corp.	2,836	169,309
Tahoe Resources, Inc.	11,993	169,221
Carpenter Technology Corp.	3,816	165,042
Axalta Coating Systems Ltd.*	5,308	162,849
Allegheny Technologies, Inc.	4,776	162,336
Rayonier Advanced Materials, Inc.	9,636	161,018
Southern Copper Corp.	4,918	160,228
Eastman Chemical Co.	2,101	160,138
Steel Dynamics, Inc.	7,228	159,956
Westlake Chemical Corp.	2,048	159,703
Dow Chemical Co.	3,086	157,386
Reliance Steel & Aluminum Co.	2,422	156,752
Huntsman Corp.	6,730	155,127
Platform Specialty Products Corp.*	5,723	154,178
Alcoa, Inc.	11,229	150,693
Cytec Industries, Inc.	2,719	150,334
Nucor Corp.	3,070	150,000
FMC Corp.	2,487	147,504
EI du Pont de Nemours & Co.	2,007	146,912
Monsanto Co.	1,288	146,781
Praxair, Inc.	1,200	146,315
Sigma-Aldrich Corp.	1,046	145,310
Royal Gold, Inc.	2,249	145,128
RPM International, Inc.	3,048	144,902
PPG Industries, Inc.	654	144,900
Ashland, Inc.	1,144	144,556
WR Grace & Co.*	1,490	144,113
Sherwin-Williams Co.	518	144,004
Cabot Corp.	3,363	143,735
International Paper Co.	2,668	143,325
International Flavors & Fragrances, Inc.	1,239	142,175
Ecolab, Inc.	1,266	141,767
CF Industries Holdings, Inc.	492	141,435
Airgas, Inc.	1,392	140,982
Valspar Corp.	1,726	139,979
United States Steel Corp.[1]	5,822	139,844
NewMarket Corp.	310	138,539
Compass Minerals International, Inc.	1,567	138,413
Air Products & Chemicals, Inc.	957	137,263
Mosaic Co.	3,095	136,180

38 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2015
GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

	Shares	Value

Domtar Corp.	3,092	$133,636
Veritiv Corp.*	3,150	125,181
Total Basic Materials		7,116,916

DIVERSIFIED - 0.0%
Leucadia National Corp.	2,130	50,630

Total Common Stocks
(Cost $91,640,142)		101,842,187

SHORT TERM INVESTMENTS† - 0.4%
Federated U.S. Treasury Cash Reserve Fund 0.00%	420,534	420,534
Total Short Term Investments
(Cost $420,534)		420,534

	Face Amount

SECURITIES LENDING COLLATERAL††,2 - 3.4%
Repurchase Agreements
HSBC Securities, Inc. issued 04/30/15 at 0.09% due 05/01/15	$2,579,411	2,579,411
BNP Paribas Securities Corp. issued 04/30/15 at 0.10% due 05/01/15	478,363	478,363
Barclays Capital, Inc. issued 04/30/15 at 0.08% due 05/01/15	393,590	393,590
Total Securities Lending Collateral
(Cost $3,451,364)		3,451,364

Total Investments - 103.3%
(Cost $95,512,040)		$105,714,085
Other Assets & Liabilities, net - (3.3)%		(3,419,946)
Total Net Assets - 100.0%		$102,294,139

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2015 — See Note 5.
[2]	Securities lending collateral — See Note 5.
plc — Public Limited Company
REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2015
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

COMMON STOCKS† - 99.7%

CONSUMER, NON-CYCLICAL - 23.7%
John B Sanfilippo & Son, Inc.	3,285	$170,853
Cal-Maine Foods, Inc.[1]	3,472	155,233
USANA Health Sciences, Inc.*	1,253	142,516
Coca-Cola Bottling Company Consolidated	1,261	142,493
Andersons, Inc.	3,330	142,158
Diplomat Pharmacy, Inc.*	3,889	139,304
Limoneira Co.	6,055	138,902
B&G Foods, Inc.	4,566	138,806
Universal Corp.	2,937	138,127
Dean Foods Co.	8,488	137,930
SpartanNash Co.	4,557	137,484
Village Super Market, Inc. — Class A	4,278	136,596
Medifast, Inc.*	4,546	136,380
Boulder Brands, Inc.*	14,286	136,288
Vector Group Ltd.	6,152	136,267
J&J Snack Foods Corp.	1,291	134,690
Calavo Growers, Inc.	2,644	133,919
Post Holdings, Inc.*	2,845	133,544
Natural Grocers by Vitamin Cottage, Inc.*	5,041	132,679
Seneca Foods Corp. — Class A*	4,592	132,341
TreeHouse Foods, Inc.*	1,627	132,210
Smart & Final Stores, Inc.*	7,580	131,285
Lancaster Colony Corp.	1,454	130,366
Sanderson Farms, Inc.[1]	1,726	129,657
Fresh Del Monte Produce, Inc.	3,506	129,477
Snyder’s-Lance, Inc.	4,345	128,308
WD-40 Co.	1,576	127,593
Boston Beer Company, Inc. — Class A*	506	125,387
National Beverage Corp.*	5,607	125,316
Omega Protein Corp.*	9,761	124,746
United Natural Foods, Inc.*	1,830	123,452
Tootsie Roll Industries, Inc.[1]	3,976	123,176
Weis Markets, Inc.	2,727	120,941
Civeo Corp.	25,720	120,112
Ingles Markets, Inc. — Class A	2,831	118,506
Fresh Market, Inc.*	3,368	118,352
Diamond Foods, Inc.*	4,218	118,273
Chefs’ Warehouse, Inc.*	6,309	114,887
Seaboard Corp.*	31	111,600
SUPERVALU, Inc.*	12,007	105,542
Pendrell Corp.*	87,822	95,726
Senomyx, Inc.*,1	11,411	66,070
Wausau Paper Corp.	5,651	52,667
Cellular Dynamics International, Inc.*	2,358	38,953
TrueBlue, Inc.*	1,004	28,895
Neff Corp. — Class A*	2,349	27,719
FTI Consulting, Inc.*	674	27,708
Hackett Group, Inc.	2,854	27,398
Ennis, Inc.	1,780	27,377
Dyax Corp.*	1,139	27,232
Auspex Pharmaceuticals, Inc.*	267	26,937
RPX Corp.*	1,729	26,903
Navigant Consulting, Inc.*	1,854	26,809
PRGX Global, Inc.*	6,230	26,414
Barrett Business Services, Inc.	593	26,371
Corporate Executive Board Co.	314	26,323
Agenus, Inc.*	3,936	26,016
ServiceSource International, Inc.*	7,178	25,625
SP Plus Corp.*	1,123	25,559
Veracyte, Inc.*,1	2,758	25,235
Kforce, Inc.	1,102	25,059
TriNet Group, Inc.*	713	24,969
McGrath RentCorp	749	24,799
Electro Rent Corp.	2,286	24,780
Adeptus Health, Inc. — Class A*	390	24,753
ABM Industries, Inc.	772	24,743
Ascent Capital Group, Inc. — Class A*	617	24,705
Heidrick & Struggles International, Inc.	1,023	24,613
Team, Inc.*	629	24,581
TransEnterix, Inc.*,1	6,535	24,571
ACCO Brands Corp.*	3,118	24,539
CDI Corp.	1,799	24,538
Advisory Board Co.*	472	24,492
Information Services Group, Inc.	6,199	24,362
CBIZ, Inc.*	2,693	24,345
Deluxe Corp.	375	24,281
CytRx Corp.*,1	5,502	24,153
Korn/Ferry International	764	24,089
Rigel Pharmaceuticals, Inc.*	5,616	23,924
Darling Ingredients, Inc.*	1,751	23,919
Kelly Services, Inc. — Class A	1,443	23,694
Sucampo Pharmaceuticals, Inc. — Class A*	1,334	23,691
Patriot National, Inc.*	1,753	23,613
Forrester Research, Inc.	677	23,553
Great Lakes Dredge & Dock Corp.*	4,056	23,525
Eleven Biotherapeutics, Inc.*	1,986	23,514
Huron Consulting Group, Inc.*	387	23,460
Paylocity Holding Corp.*	832	23,421
Quad/Graphics, Inc.	1,076	23,177
CRA International, Inc.*	793	23,156
Monster Worldwide, Inc.*	3,913	23,048
ICF International, Inc.*	598	23,023
Weight Watchers International, Inc.*	2,685	22,957
Brink’s Co.	862	22,817
Insperity, Inc.	472	22,732
Multi-Color Corp.	362	22,726
AAC Holdings, Inc.*	655	22,702
Resources Connection, Inc.	1,430	22,537
Healthcare Services Group, Inc.	743	22,491
STAAR Surgical Co.*,1	2,541	22,487
Helen of Troy Ltd.*	255	22,341
Entellus Medical, Inc.*	810	22,292
Vitae Pharmaceuticals, Inc.*	1,666	22,208
Franklin Covey Co.*	1,183	22,051

40 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Rent-A-Center, Inc.	744	$22,022
Addus HomeCare Corp.*	819	21,981
Bluebird Bio, Inc.*	165	21,975
Atara Biotherapeutics, Inc.*	528	21,886
On Assignment, Inc.*	649	21,839
DexCom, Inc.*	322	21,757
Momenta Pharmaceuticals, Inc.*	1,245	21,724
Performant Financial Corp.*	7,284	21,633
Sage Therapeutics, Inc.*	405	21,465
Sequenom, Inc.*,1	4,823	21,414
Cara Therapeutics, Inc.*	1,983	21,317
Organovo Holdings, Inc.*,1	4,689	21,288
LifeLock, Inc.*	1,457	21,287
Inogen, Inc.*	576	21,162
BioCryst Pharmaceuticals, Inc.*	2,273	21,116
Grand Canyon Education, Inc.*	464	21,011
K12, Inc.*	1,296	20,956
NanoString Technologies, Inc.*	1,751	20,907
Cimpress N.V.*	249	20,901
Supernus Pharmaceuticals, Inc.*	1,628	20,837
Surgical Care Affiliates, Inc.*	550	20,735
ACADIA Pharmaceuticals, Inc.*	605	20,672
Clovis Oncology, Inc.*	257	20,652
Halozyme Therapeutics, Inc.*	1,385	20,595
Sotheby’s	482	20,586
TherapeuticsMD, Inc.*	3,166	20,516
Almost Family, Inc.*	474	20,515
SFX Entertainment, Inc.*	4,694	20,513
Cambrex Corp.*	530	20,400
Ligand Pharmaceuticals, Inc. — Class B*	262	20,342
Collectors Universe, Inc.	883	20,335
Pain Therapeutics, Inc.*	9,906	20,208
NxStage Medical, Inc.*	1,096	20,090
ARC Document Solutions, Inc.*	2,352	20,086
BioScrip, Inc.*	4,266	20,050
RTI Surgical, Inc.*	3,575	20,020
Bellicum Pharmaceuticals, Inc.*	832	19,951
Viad Corp.	750	19,928
Revlon, Inc. — Class A*	509	19,907
Cynosure, Inc. — Class A*	595	19,885
Esperion Therapeutics, Inc.*	209	19,882
Northwest Biotherapeutics, Inc.*,1	2,529	19,878
Masimo Corp.*	588	19,851
Enanta Pharmaceuticals, Inc.*	579	19,825
Emergent Biosolutions, Inc.*	666	19,774
Receptos, Inc.*	134	19,744
HMS Holdings Corp.*	1,159	19,715
CSS Industries, Inc.	695	19,696
Bright Horizons Family Solutions, Inc.*	391	19,659
Orthofix International N.V.*	608	19,644
Accelerate Diagnostics, Inc.*	859	19,584
Depomed, Inc.*	842	19,584
Zogenix, Inc.*,1	14,066	19,552
ARIAD Pharmaceuticals, Inc.*,1	2,255	19,551
Tandem Diabetes Care, Inc.*	1,460	19,491
Hyperion Therapeutics, Inc.*	424	19,487
Cerus Corp.*,1	4,378	19,438
Tumi Holdings, Inc.*	831	19,437
Mirati Therapeutics, Inc.*	698	19,397
Vascular Solutions, Inc.*	605	19,396
Lexicon Pharmaceuticals, Inc.*,1	19,357	19,357
Cepheid*	345	19,355
Carriage Services, Inc. — Class A	818	19,337
Incorporated Research Holdings, Inc. — Class A*	576	19,319
Matthews International Corp. — Class A	398	19,315
AtriCure, Inc.*	877	19,303
Amedisys, Inc.*	694	19,300
NutriSystem, Inc.	1,012	19,279
IPC Healthcare, Inc.*	393	19,226
Merit Medical Systems, Inc.*	988	19,178
Liberty Tax, Inc.	692	19,168
Corcept Therapeutics, Inc.*	3,321	19,162
CorVel Corp.*	536	19,157
PharMerica Corp.*	668	19,145
Ultragenyx Pharmaceutical, Inc.*	339	19,130
Albany Molecular Research, Inc.*	1,057	19,089
ImmunoGen, Inc.*	2,308	19,087
ANI Pharmaceuticals, Inc.*	313	19,087
LHC Group, Inc.*	595	19,076
Inter Parfums, Inc.	631	19,044
Zeltiq Aesthetics, Inc.*	620	19,034
Repligen Corp.*	645	19,034
Adamas Pharmaceuticals, Inc.*	1,102	19,032
Cenveo, Inc.*	9,610	19,028
Exelixis, Inc.*,1	7,401	19,021
AcelRx Pharmaceuticals, Inc.*,1	4,763	19,004
HealthEquity, Inc.*	725	19,002
Insmed, Inc.*	947	18,978
Symmetry Surgical, Inc.*	2,452	18,954
POZEN, Inc.*	2,421	18,932
Invacare Corp.	943	18,926
BioSpecifics Technologies Corp.*	493	18,887
Arrowhead Research Corp.*,1	2,734	18,864
CONMED Corp.	375	18,836
CryoLife, Inc.	1,846	18,829
Revance Therapeutics, Inc.*	957	18,829
RadNet, Inc.*	2,246	18,821
Capital Senior Living Corp.*	718	18,790
NuVasive, Inc.*	420	18,787
Oxford Immunotec Global plc*	1,415	18,777
Novavax, Inc.*	2,429	18,776
US Physical Therapy, Inc.	398	18,770
HealthSouth Corp.	415	18,766
Kindred Biosciences, Inc.*	2,751	18,762
Bridgepoint Education, Inc.*	2,138	18,750

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Monro Muffler Brake, Inc.	313	$18,746
Natus Medical, Inc.*	497	18,742
Cempra, Inc.*	595	18,737
BioTime, Inc.*,1	3,648	18,714
American Public Education, Inc.*	668	18,631
Affymetrix, Inc.*	1,535	18,620
Inovio Pharmaceuticals, Inc.*,1	2,278	18,588
Amsurg Corp. — Class A*	296	18,565
National Research Corp. — Class A	1,287	18,559
Impax Laboratories, Inc.*	410	18,557
Five Star Quality Care, Inc.*	4,366	18,556
ExamWorks Group, Inc.*	452	18,509
Arena Pharmaceuticals, Inc.*	4,245	18,508
Anacor Pharmaceuticals, Inc.*	351	18,494
Owens & Minor, Inc.	547	18,445
Vanda Pharmaceuticals, Inc.*	2,014	18,428
Tornier N.V.*	712	18,419
Tetraphase Pharmaceuticals, Inc.*	522	18,416
Thoratec Corp.*	459	18,410
Agios Pharmaceuticals, Inc.*	199	18,376
Central Garden & Pet Co. — Class A*	1,875	18,375
Abaxis, Inc.	287	18,368
Alimera Sciences, Inc.*,1	4,208	18,347
Select Medical Holdings Corp.	1,260	18,333
Globus Medical, Inc. — Class A*	766	18,300
Intrexon Corp.*	470	18,250
Alliance HealthCare Services, Inc.*	858	18,250
Intersect ENT, Inc.*	727	18,244
Team Health Holdings, Inc.*	306	18,228
PRA Health Sciences, Inc.*	640	18,227
CTI BioPharma Corp.*	10,237	18,222
Wright Medical Group, Inc.*	718	18,216
Hanger, Inc.*	815	18,207
TESARO, Inc.*	334	18,193
T2 Biosystems, Inc.*	1,176	18,193
Merrimack Pharmaceuticals, Inc.*	1,637	18,171
Luminex Corp.*	1,169	18,143
Elizabeth Arden, Inc.*,1	1,287	18,108
Kindred Healthcare, Inc.	789	18,107
Universal Technical Institute, Inc.	2,142	18,100
SurModics, Inc.*	717	18,083
K2M Group Holdings, Inc.*	860	18,069
Exact Sciences Corp.*,1	864	18,058
NeoStem, Inc.*,1	6,269	18,055
Galena Biopharma, Inc.*	13,352	18,025
Synta Pharmaceuticals Corp.*	8,011	18,025
Synageva BioPharma Corp.*	196	18,024
Theravance, Inc.	1,109	18,021
Integra LifeSciences Holdings Corp.*	306	17,987
PTC Therapeutics, Inc.*	306	17,978
Greatbatch, Inc.*	333	17,955
Retrophin, Inc.*	833	17,943
Sagent Pharmaceuticals, Inc.*	769	17,925
Genesis Healthcare, Inc.*	2,594	17,925
OraSure Technologies, Inc.*	2,845	17,923
STERIS Corp.	269	17,889
Geron Corp.*	4,940	17,883
Sientra, Inc.*	1,023	17,882
Acadia Healthcare Company, Inc.*	261	17,879
Immunomedics, Inc.*	4,966	17,878
National Healthcare Corp.	282	17,851
AMN Healthcare Services, Inc.*	782	17,837
Analogic Corp.	211	17,830
Amphastar Pharmaceuticals, Inc.*	1,231	17,800
OPKO Health, Inc.*	1,292	17,778
Universal American Corp.*	1,776	17,742
Cross Country Healthcare, Inc.*	1,596	17,716
Sunesis Pharmaceuticals, Inc.*	7,552	17,672
Ophthotech Corp.*	390	17,659
Air Methods Corp.*	386	17,640
ChemoCentryx, Inc.*	2,636	17,635
Actinium Pharmaceuticals, Inc.*,1	6,979	17,587
Bio-Reference Laboratories, Inc.*	531	17,587
Prestige Brands Holdings, Inc.*	447	17,545
Pacific Biosciences of California, Inc.*	3,400	17,544
Atrion Corp.	54	17,542
Endologix, Inc.*	1,127	17,536
AngioDynamics, Inc.*	1,050	17,525
Antares Pharma, Inc.*	7,142	17,498
Spectrum Pharmaceuticals, Inc.*	3,096	17,492
Xencor, Inc.*	1,230	17,491
Unilife Corp.*	5,221	17,490
Cyberonics, Inc.*	287	17,481
Applied Genetic Technologies Corp.*	912	17,456
Strayer Education, Inc.*	344	17,448
Catalent, Inc.*	606	17,435
Foundation Medicine, Inc.*	383	17,430
West Pharmaceutical Services, Inc.	327	17,423
Portola Pharmaceuticals, Inc.*	488	17,417
Chemed Corp.	151	17,403
Insys Therapeutics, Inc.*	331	17,401
Theravance Biopharma, Inc.*	1,087	17,392
PDL BioPharma, Inc.	2,607	17,389
Peregrine Pharmaceuticals, Inc.*	13,256	17,365
Triple-S Management Corp. — Class B*	927	17,353
SciClone Pharmaceuticals, Inc.*	2,117	17,296
OncoMed Pharmaceuticals, Inc.*	721	17,290
LDR Holding Corp.*	510	17,264
Vital Therapies, Inc.*	710	17,260
PAREXEL International Corp.*	271	17,229
Haemonetics Corp.*	425	17,225
Sarepta Therapeutics, Inc.*	1,411	17,214
Cantel Medical Corp.	384	17,199
Enzo Biochem, Inc.*	6,141	17,195
Isis Pharmaceuticals, Inc.*	303	17,186
ZS Pharma, Inc.*	451	17,170

42 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Oncothyreon, Inc.*	11,446	$17,169
Karyopharm Therapeutics, Inc.*	632	17,165
MacroGenics, Inc.*	599	17,137
Landauer, Inc.	529	17,066
Meridian Bioscience, Inc.	963	17,064
Celldex Therapeutics, Inc.*	711	17,064
Nevro Corp.*	379	17,063
Alder Biopharmaceuticals, Inc.*	669	17,060
Dermira, Inc.*	1,156	17,051
Rockwell Medical, Inc.*,1	1,754	17,031
Magellan Health, Inc.*	269	17,028
AMAG Pharmaceuticals, Inc.*	334	17,024
Phibro Animal Health Corp. — Class A	536	17,023
Ensign Group, Inc.	404	17,012
Endocyte, Inc.*	2,931	17,000
Molina Healthcare, Inc.*	287	16,999
Insulet Corp.*	569	16,985
Stemline Therapeutics, Inc.*	1,222	16,974
Career Education Corp.*	4,040	16,968
ICU Medical, Inc.*	201	16,958
Second Sight Medical Products, Inc.*,1	1,458	16,942
Omeros Corp.*	840	16,901
Chimerix, Inc.*	497	16,898
Neurocrine Biosciences, Inc.*	495	16,875
NewLink Genetics Corp.*	378	16,859
Bio-Path Holdings, Inc.*,1	10,838	16,853
Care.com, Inc.*	2,624	16,846
Genomic Health, Inc.*	622	16,838
ABIOMED, Inc.*	266	16,817
Medicines Co.*	656	16,800
Aegerion Pharmaceuticals, Inc.*	722	16,794
Neogen Corp.*	377	16,792
Epizyme, Inc.*	1,029	16,783
Acorda Therapeutics, Inc.*	558	16,779
Civitas Solutions, Inc.*	894	16,763
Five Prime Therapeutics, Inc.*	834	16,730
Capella Education Co.	309	16,695
Orexigen Therapeutics, Inc.*	2,541	16,694
KYTHERA Biopharmaceuticals, Inc.*	382	16,690
Akorn, Inc.*	400	16,656
Derma Sciences, Inc.*	2,105	16,630
Threshold Pharmaceuticals, Inc.*	4,695	16,620
MiMedx Group, Inc.*,1	1,766	16,600
Dynavax Technologies Corp.*,1	822	16,535
VIVUS, Inc.*,1	7,401	16,504
Utah Medical Products, Inc.	306	16,496
Kite Pharma, Inc.*	326	16,424
Prothena Corporation plc*	504	16,335
Ironwood Pharmaceuticals, Inc. — Class A*	1,194	16,310
Genocea Biosciences, Inc.*	1,590	16,282
Cytokinetics, Inc.*	2,588	16,279
Puma Biotechnology, Inc.*	90	16,252
Accuray, Inc.*	1,997	16,236
Repros Therapeutics, Inc.*	2,109	16,218
Lannett Company, Inc.*	281	16,158
Infinity Pharmaceuticals, Inc.*	1,274	16,142
Raptor Pharmaceutical Corp.*	1,595	16,141
Immune Design Corp.*	719	16,127
Achillion Pharmaceuticals, Inc.*	1,843	16,126
Exactech, Inc.*	737	16,103
Spark Therapeutics, Inc.*	281	16,093
Nektar Therapeutics*	1,690	16,089
BioTelemetry, Inc.*	2,002	16,036
TG Therapeutics, Inc.*	1,148	16,026
Osiris Therapeutics, Inc.*	1,056	16,020
Progenics Pharmaceuticals, Inc.*	3,229	15,984
Anika Therapeutics, Inc.*	468	15,968
WellCare Health Plans, Inc.*	206	15,951
Quidel Corp.*	682	15,891
Versartis, Inc.*	927	15,833
Relypsa, Inc.*	547	15,825
HeartWare International, Inc.*	209	15,823
Radius Health, Inc.*	439	15,734
ITT Educational Services, Inc.*,1	2,976	15,713
Array BioPharma, Inc.*	2,514	15,713
Synergy Pharmaceuticals, Inc.*,1	4,479	15,677
Xoom Corp.*	885	15,638
Loxo Oncology, Inc.*	1,373	15,597
Galectin Therapeutics, Inc.*,1	5,191	15,521
XenoPort, Inc.*	2,617	15,519
MannKind Corp.*,1	3,607	15,474
Neuralstem, Inc.*,1	9,123	15,418
Healthways, Inc.*	885	15,399
XOMA Corp.*	5,132	15,396
Dicerna Pharmaceuticals, Inc.*	767	15,394
Keryx Biopharmaceuticals, Inc.*,1	1,441	15,361
Sangamo BioSciences, Inc.*	1,238	15,314
Cardiovascular Systems, Inc.*	489	15,306
Avalanche Biotechnologies, Inc.*	480	15,293
Providence Service Corp.*	358	15,222
Navidea Biopharmaceuticals, Inc.*	11,168	15,077
Intra-Cellular Therapies, Inc.*	736	15,051
Verastem, Inc.*	1,804	14,973
Coherus Biosciences, Inc.*	685	14,912
Idera Pharmaceuticals, Inc.*	5,279	14,834
ZIOPHARM Oncology, Inc.*,1	1,658	14,607
Tokai Pharmaceuticals, Inc.*	1,455	14,550
FibroGen, Inc.*	624	14,508
Aratana Therapeutics, Inc.*	1,120	14,459
Otonomy, Inc.*	547	14,353
Heron Therapeutics, Inc.*	1,317	14,224
WEX, Inc.*	126	14,201
Acceleron Pharma, Inc.*	509	14,074
Regulus Therapeutics, Inc.*	1,111	13,943
Zafgen, Inc.*	446	13,880
Heartland Payment Systems, Inc.	272	13,845

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Ardelyx, Inc.*	1,314	$13,797
Akebia Therapeutics, Inc.*	1,792	13,745
Spectranetics Corp.*	534	13,697
Pacira Pharmaceuticals, Inc.*	200	13,696
Cytori Therapeutics, Inc.*,1	15,617	13,665
GenMark Diagnostics, Inc.*	1,419	13,622
James River Group Holdings Ltd.	576	13,617
TriVascular Technologies, Inc.*	1,814	13,242
NanoViricides, Inc.*	7,646	13,151
Flexion Therapeutics, Inc.*	810	12,976
Euronet Worldwide, Inc.*	220	12,866
Global Cash Access Holdings, Inc.*	1,734	12,832
Green Dot Corp. — Class A*	795	12,800
LendingTree, Inc.*	232	12,767
Cardtronics, Inc.*	329	12,413
Egalet Corp.*	1,343	12,302
EVERTEC, Inc.	592	12,272
Tejon Ranch Co.*	479	11,831
MoneyGram International, Inc.*	1,509	11,695
Calithera Biosciences, Inc.*	1,159	11,602
Invitae Corp.*	1,056	11,563
Pernix Therapeutics Holdings, Inc.*	1,790	11,420
IGI Laboratories, Inc.*,1	2,213	11,242
BioDelivery Sciences International, Inc.*	1,359	10,954
Achaogen, Inc.*	1,907	10,660
Ocular Therapeutix, Inc.*	448	9,834
OvaScience, Inc.*	382	9,453
Ohr Pharmaceutical, Inc.*	2,111	5,932
Aerie Pharmaceuticals, Inc.*	612	5,900
Ampio Pharmaceuticals, Inc.*,1	2,421	5,835
Total Consumer, Non-cyclical		13,017,807

INDUSTRIAL - 13.5%
Builders FirstSource, Inc.*	8,457	107,912
Hornbeck Offshore Services, Inc.*	3,373	77,073
PowerSecure International, Inc.*	5,416	71,004
Nordic American Offshore Ltd.[1]	7,346	69,273
Era Group, Inc.*	3,117	69,135
Capstone Turbine Corp.*,1	104,092	65,391
Apogee Enterprises, Inc.	1,214	63,882
RBC Bearings, Inc.	838	61,165
Trinseo S.A.*	2,681	61,046
LSI Industries, Inc.	6,717	60,184
Ply Gem Holdings, Inc.*	4,257	57,810
Stock Building Supply Holdings, Inc.*	3,128	57,461
US Concrete, Inc.*	1,565	56,809
Gibraltar Industries, Inc.*	3,403	56,354
Continental Building Products, Inc.*	2,560	56,346
LSB Industries, Inc.*	1,308	55,471
PGT, Inc.*	4,854	54,947
RTI International Metals, Inc.*	1,457	54,856
NN, Inc.	2,162	54,396
Universal Forest Products, Inc.	979	54,158
Tredegar Corp.	2,642	54,082
Northwest Pipe Co.*	2,222	53,861
Comfort Systems USA, Inc.	2,577	53,318
AAON, Inc.	2,223	53,285
Masonite International Corp.*	797	52,761
Rexnord Corp.*	1,989	52,689
Haynes International, Inc.	1,173	52,163
Insteel Industries, Inc.	2,568	52,028
Polypore International, Inc.*	886	51,884
Mueller Industries, Inc.	1,478	51,789
Global Brass & Copper Holdings, Inc.	3,392	51,694
Griffon Corp.	3,066	51,539
Headwaters, Inc.*	2,922	51,369
Dynamic Materials Corp.	3,827	51,244
Quanex Building Products Corp.	2,652	51,184
Advanced Drainage Systems, Inc.	1,824	51,072
Berry Plastics Group, Inc.*	1,492	51,056
Graphic Packaging Holding Co.	3,610	50,901
Nortek, Inc.*	601	50,857
AEP Industries, Inc.*	1,014	50,801
Mueller Water Products, Inc. — Class A	5,371	50,273
Patrick Industries, Inc.*	837	50,270
Belden, Inc.	594	49,866
Boise Cascade Co.*	1,419	49,239
UFP Technologies, Inc.*	2,416	49,021
LB Foster Co. — Class A	1,146	48,969
Trex Company, Inc.*	1,038	48,703
Louisiana-Pacific Corp.*	3,182	48,494
Myers Industries, Inc.	2,992	48,381
Ampco-Pittsburgh Corp.	2,962	47,362
Simpson Manufacturing Company, Inc.	1,436	47,072
NCI Building Systems, Inc.*	3,027	46,858
KapStone Paper and Packaging Corp.	1,637	45,754
Chase Corp.	1,241	44,440
Handy & Harman Ltd.*	1,237	43,827
Olympic Steel, Inc.	3,885	42,541
Layne Christensen Co.*,1	5,491	36,901
Encore Wire Corp.	680	30,607
TASER International, Inc.*	996	30,070
GrafTech International Ltd.*	6,183	29,925
Chart Industries, Inc.*	713	28,911
Ducommun, Inc.*	951	28,911
Ardmore Shipping Corp.	2,347	28,234
Mesa Laboratories, Inc.	330	28,013
DHT Holdings, Inc.	3,456	27,648
GasLog Ltd.	1,240	27,640
Xerium Technologies, Inc.*	1,549	27,541
Tetra Tech, Inc.	1,013	27,462
John Bean Technologies Corp.	708	27,322
Multi-Fineline Electronix, Inc.*	1,159	27,098
CECO Environmental Corp.	2,279	26,869
Atlas Air Worldwide Holdings, Inc.*	550	26,807
Hill International, Inc.*	6,953	26,769
AM Castle & Co.*,1	6,819	26,730

44 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

PAM Transportation Services, Inc.*	456	$26,716
Teekay Tankers Ltd. — Class A	4,240	26,712
Energy Recovery, Inc.*	8,990	26,700
Navios Maritime Acquisition Corp.	6,932	26,411
XPO Logistics, Inc.*	544	26,384
Casella Waste Systems, Inc. — Class A*	4,813	26,375
Ship Finance International Ltd.	1,673	26,366
American Railcar Industries, Inc.	496	26,308
Frontline Ltd.*,1	10,271	26,294
Echo Global Logistics, Inc.*	906	26,183
Patriot Transportation Holding, Inc.*	1,013	26,145
Lindsay Corp.	330	26,133
EnerSys	384	26,074
Dorian LPG Ltd.*	1,963	26,029
Scorpio Bulkers, Inc.*,1	10,717	25,828
Badger Meter, Inc.	414	25,759
Hub Group, Inc. — Class A*	645	25,736
Exponent, Inc.	288	25,520
Nordic American Tankers Ltd.	2,085	25,500
Blount International, Inc.*	1,921	25,472
Granite Construction, Inc.	733	25,442
Power Solutions International, Inc.*	398	25,392
Hurco Companies, Inc.	783	25,337
Curtiss-Wright Corp.	346	25,279
Manitex International, Inc.*	2,547	25,241
Vicor Corp.*	1,649	25,147
Greenbrier Companies, Inc.[1]	435	25,096
Air Transport Services Group, Inc.*	2,690	25,071
Standex International Corp.	310	25,070
Aegion Corp. — Class A*	1,360	25,051
Safe Bulkers, Inc.[1]	6,973	24,963
Hyster-Yale Materials Handling, Inc.	340	24,936
Proto Labs, Inc.*	356	24,920
Alamo Group, Inc.	403	24,897
AZZ, Inc.	535	24,819
Kaman Corp.	595	24,817
Kadant, Inc.	486	24,767
Heritage-Crystal Clean, Inc.*	2,112	24,752
Barnes Group, Inc.	616	24,702
Teledyne Technologies, Inc.*	235	24,668
Watts Water Technologies, Inc. — Class A	452	24,657
CLARCOR, Inc.	379	24,635
Altra Industrial Motion Corp.	934	24,630
Textainer Group Holdings Ltd.	812	24,604
Scorpio Tankers, Inc.	2,634	24,602
Golden Ocean Group Ltd.[1]	4,929	24,546
Actuant Corp. — Class A	1,030	24,535
Federal Signal Corp.	1,558	24,492
Esterline Technologies Corp.*	220	24,484
CIRCOR International, Inc.	448	24,479
Briggs & Stratton Corp.	1,252	24,477
Itron, Inc.*	678	24,313
Albany International Corp. — Class A	619	24,265
EnPro Industries, Inc.	379	24,260
Twin Disc, Inc.	1,347	24,233
Columbus McKinnon Corp.	954	24,193
Astec Industries, Inc.	574	24,154
DXP Enterprises, Inc.*	536	24,147
Mistras Group, Inc.*	1,344	24,138
ESCO Technologies, Inc.	657	24,112
Control4 Corp.*	2,052	24,049
Baltic Trading Ltd.	16,925	24,034
Tennant Co.	373	23,980
Matson, Inc.	592	23,976
Sterling Construction Company, Inc.*	5,455	23,947
Kratos Defense & Security Solutions, Inc.*	4,360	23,849
Dycom Industries, Inc.*	518	23,818
Powell Industries, Inc.	717	23,797
Graham Corp.	1,015	23,751
CAI International, Inc.*	997	23,749
EMCOR Group, Inc.	532	23,743
Applied Industrial Technologies, Inc.	568	23,725
Raven Industries, Inc.	1,189	23,709
Marten Transport Ltd.	1,064	23,685
Aerovironment, Inc.*	924	23,654
US Ecology, Inc.	503	23,596
CUI Global, Inc.*	4,274	23,550
Sun Hydraulics Corp.	605	23,541
General Cable Corp.	1,443	23,535
Advanced Energy Industries, Inc.*	962	23,531
Littelfuse, Inc.	240	23,518
Astronics Corp.*	349	23,491
TriMas Corp.*	833	23,466
Brady Corp. — Class A	881	23,461
General Finance Corp.*	3,019	23,427
Furmanite Corp.*	3,208	23,418
Celadon Group, Inc.	905	23,385
Quality Distribution, Inc.*	2,356	23,372
Roadrunner Transportation Systems, Inc.*	955	23,369
Franklin Electric Company, Inc.	646	23,359
Harsco Corp.	1,447	23,268
LMI Aerospace, Inc.*	2,054	23,190
Smith & Wesson Holding Corp.*	1,559	23,175
ArcBest Corp.	649	23,169
USA Truck, Inc.*	942	23,136
TAL International Group, Inc.	599	23,085
Moog, Inc. — Class A*	330	23,060
Orion Marine Group, Inc.*	2,736	23,037
Argan, Inc.	712	23,005
MSA Safety, Inc.	500	22,870
Cubic Corp.	459	22,757
Global Power Equipment Group, Inc.	1,871	22,733
MYR Group, Inc.*	773	22,664
Applied Optoelectronics, Inc.*	1,585	22,634
Bel Fuse, Inc. — Class B	1,102	22,625
Forward Air Corp.	449	22,616

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Swift Transportation Co. — Class A*	934	$22,603
Vishay Precision Group, Inc.*	1,582	22,575
AAR Corp.	746	22,559
Plexus Corp.*	524	22,558
Saia, Inc.*	553	22,535
Tutor Perini Corp.*	1,061	22,493
Woodward, Inc.	478	22,490
Revolution Lighting Technologies, Inc.*,1	19,203	22,468
KEMET Corp.*	5,191	22,425
Sturm Ruger & Company, Inc.	409	22,417
OSI Systems, Inc.*	333	22,381
HEICO Corp.	400	22,336
MasTec, Inc.*	1,245	22,335
GP Strategies Corp.*	684	22,292
Sparton Corp.*	865	22,291
Knight Transportation, Inc.	769	22,224
Gorman-Rupp Co.	818	22,176
Stoneridge, Inc.*	1,838	22,130
Navios Maritime Holdings, Inc.	5,829	22,092
VSE Corp.	308	21,911
TTM Technologies, Inc.*	2,341	21,888
FreightCar America, Inc.	835	21,785
Heartland Express, Inc.	1,037	21,694
Viasystems Group, Inc.*	1,214	21,585
Park-Ohio Holdings Corp.	464	21,497
CTS Corp.	1,198	21,492
GSI Group, Inc.*	1,618	21,487
Werner Enterprises, Inc.	792	21,281
Park Electrochemical Corp.	978	21,242
NVE Corp.	313	21,240
International Shipholding Corp.	1,934	21,235
FEI Co.	281	21,204
Aerojet Rocketdyne Holdings, Inc.*	1,076	21,154
YRC Worldwide, Inc.*	1,346	20,998
II-VI, Inc.*	1,180	20,992
National Presto Industries, Inc.	334	20,902
Generac Holdings, Inc.*	500	20,845
Rofin-Sinar Technologies, Inc.*	880	20,821
Newport Corp.*	1,090	20,786
Benchmark Electronics, Inc.*	882	20,753
Fabrinet*	1,144	20,718
Universal Truckload Services, Inc.	975	20,709
Lydall, Inc.*	768	20,613
Checkpoint Systems, Inc.	1,973	20,440
Universal Display Corp.*	462	20,360
Methode Electronics, Inc.	474	20,126
Imprivata, Inc.*	1,342	20,036
Kimball Electronics, Inc.*	1,566	20,029
Coherent, Inc.*	331	19,860
Hillenbrand, Inc.	673	19,779
Cognex Corp.*	440	19,752
Electro Scientific Industries, Inc.	3,358	19,141
Rogers Corp.*	262	19,050
Drew Industries, Inc.	336	19,041
Sanmina Corp.*	884	17,972
UTI Worldwide, Inc.*	1,934	17,464
Fluidigm Corp.*	458	17,157
FARO Technologies, Inc.*	426	16,968
SIFCO Industries, Inc.	1,164	16,959
Intevac, Inc.*	3,322	16,078
American Science & Engineering, Inc.	408	15,267
Total Industrial		7,435,946

ENERGY - 11.6%
Clean Energy Fuels Corp.*,1	11,939	117,839
Pattern Energy Group, Inc.	3,650	105,777
Comstock Resources, Inc.[1]	18,104	97,218
CARBO Ceramics, Inc.[1]	2,178	96,332
Basic Energy Services, Inc.*	9,396	95,744
McDermott International, Inc.*	17,860	93,765
Pioneer Energy Services Corp.*	12,524	93,304
Solazyme, Inc.*,1	23,707	91,272
Bill Barrett Corp.*	7,811	90,608
C&J Energy Services Ltd.*	5,166	90,147
FMSA Holdings, Inc.*,1	10,250	90,097
Gastar Exploration, Inc.*	24,315	88,263
Rosetta Resources, Inc.*	3,862	88,169
Key Energy Services, Inc.*	36,011	87,867
Natural Gas Services Group, Inc.*	3,420	86,697
Matador Resources Co.*	3,111	86,237
Geospace Technologies Corp.*	3,967	85,687
TETRA Technologies, Inc.*	11,196	80,835
Vivint Solar, Inc.*	5,712	80,653
PetroQuest Energy, Inc.*	30,007	80,419
Matrix Service Co.*	3,648	80,147
Jones Energy, Inc. — Class A*,1	7,746	79,474
Rex Energy Corp.*,1	15,824	79,120
W&T Offshore, Inc.[1]	12,268	78,883
Approach Resources, Inc.*,1	8,979	78,746
SunCoke Energy, Inc.	4,486	78,639
Abraxas Petroleum Corp.*	20,497	77,889
Forum Energy Technologies, Inc.*	3,344	77,781
Panhandle Oil and Gas, Inc. — Class A	3,411	77,771
Green Plains, Inc.	2,472	76,978
Evolution Petroleum Corp.	11,140	76,643
Bonanza Creek Energy, Inc.*	2,778	76,562
Helix Energy Solutions Group, Inc.*	4,581	75,495
Pacific Ethanol, Inc.*,1	6,308	75,444
Exterran Holdings, Inc.	2,035	75,437
Callon Petroleum Co.*	8,402	75,114
Clayton Williams Energy, Inc.*	1,344	74,820
Stone Energy Corp.*	4,368	74,562
Tesco Corp.	5,757	74,035
Carrizo Oil & Gas, Inc.*	1,327	73,954
RSP Permian, Inc.*	2,544	73,827
TerraForm Power, Inc. — Class A	1,866	73,763
Goodrich Petroleum Corp.*	19,033	73,658

46 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Triangle Petroleum Corp.*,1	12,337	$73,652
Contango Oil & Gas Co.*	2,927	73,380
Northern Oil and Gas, Inc.*	8,286	73,248
Sanchez Energy Corp.*,1	4,986	73,244
Eclipse Resources Corp.*,1	11,506	72,833
TransAtlantic Petroleum Ltd.*	12,500	72,500
SemGroup Corp. — Class A	860	72,404
Westmoreland Coal Co.*	2,534	72,016
Parker Drilling Co.*	19,198	71,993
Diamondback Energy, Inc.*	866	71,506
Alon USA Energy, Inc.	4,428	71,246
Newpark Resources, Inc.*	6,941	71,215
Parsley Energy, Inc. — Class A*	4,102	71,129
EXCO Resources, Inc.[1]	33,988	70,015
SEACOR Holdings, Inc.*	963	69,972
Cloud Peak Energy, Inc.*	10,729	69,631
Energy XXI Ltd.[1]	15,901	69,487
PDC Energy, Inc.*	1,223	69,393
ION Geophysical Corp.*	30,421	69,360
Enphase Energy, Inc.*	5,446	68,456
REX American Resources Corp.*	1,070	67,645
Trecora Resources*	5,576	66,912
Synergy Resources Corp.*	5,576	66,800
FuelCell Energy, Inc.*,1	53,725	66,082
Isramco, Inc.*	532	65,729
Arch Coal, Inc.*,1	66,957	65,230
Renewable Energy Group, Inc.*	7,059	65,013
Flotek Industries, Inc.*	4,454	63,648
Delek US Holdings, Inc.	1,722	63,576
Hallador Energy Co.	5,465	62,793
Penn Virginia Corp.*	9,151	61,129
Western Refining, Inc.	1,362	59,996
Gulf Island Fabrication, Inc.	4,393	57,944
Halcon Resources Corp.*	37,427	55,766
Alpha Natural Resources, Inc.*,1	67,634	54,784
Magnum Hunter Resources Corp.*,1	24,137	52,860
VAALCO Energy, Inc.*	20,687	51,097
Willbros Group, Inc.*	19,479	48,698
Adams Resources & Energy, Inc.	1,043	48,604
FutureFuel Corp.	4,388	47,698
Bristow Group, Inc.	456	28,331
Gulfmark Offshore, Inc. — Class A	1,858	27,889
Primoris Services Corp.	1,366	26,268
Thermon Group Holdings, Inc.*	1,048	24,387
PHI, Inc.*	774	24,249
Plug Power, Inc.*,1	9,369	23,797
Vertex Energy, Inc.*,1	6,855	14,807
Total Energy		6,374,084

CONSUMER, CYCLICAL - 10.9%
Freshpet, Inc.*,1	7,123	154,427
Roundy’s, Inc.*	27,549	138,847
PetMed Express, Inc.[1]	8,363	132,386
Casey’s General Stores, Inc.	1,546	127,050
Core-Mark Holding Company, Inc.	2,094	110,375
Dixie Group, Inc.*	5,806	57,073
Interface, Inc. — Class A	2,521	54,782
Unifi, Inc.*	1,470	51,876
Beacon Roofing Supply, Inc.*	1,731	51,445
Watsco, Inc.	427	51,364
Installed Building Products, Inc.*	2,437	50,715
Culp, Inc.	1,953	50,485
Shake Shack, Inc. — Class A*,1	428	29,425
Titan International, Inc.	2,731	28,374
Titan Machinery, Inc.*	1,861	27,264
JetBlue Airways Corp.*	1,324	27,183
Oxford Industries, Inc.	340	27,014
Hawaiian Holdings, Inc.*	1,166	26,911
Skechers U.S.A., Inc. — Class A*	290	26,077
Wesco Aircraft Holdings, Inc.*	1,602	25,120
Empire Resorts, Inc.*,1	4,629	25,088
United Stationers, Inc.	617	25,056
Knoll, Inc.	1,100	25,048
H&E Equipment Services, Inc.	1,006	24,868
Wabash National Corp.*	1,772	24,843
Movado Group, Inc.	843	24,683
Sequential Brands Group, Inc.*	1,983	24,589
Kimball International, Inc. — Class B	2,429	24,581
Sportsman’s Warehouse Holdings, Inc.*	2,536	24,421
Ruby Tuesday, Inc.*	3,352	24,403
Herman Miller, Inc.	888	24,340
Scientific Games Corp. — Class A*,1	1,921	24,339
G&K Services, Inc. — Class A	342	24,145
Intrawest Resorts Holdings, Inc.*	2,392	24,111
Houston Wire & Cable Co.	2,553	24,100
Flexsteel Industries, Inc.	669	24,091
Spartan Motors, Inc.	5,112	24,078
UniFirst Corp.	209	23,665
Norcraft Companies, Inc.*	912	23,548
Douglas Dynamics, Inc.	1,080	23,490
Crocs, Inc.*	1,775	23,430
ClubCorp Holdings, Inc.	1,068	23,379
SkyWest, Inc.	1,702	23,232
Rush Enterprises, Inc. — Class A*	888	23,213
Mobile Mini, Inc.	599	23,085
Noodles & Co.*	1,152	23,063
Steelcase, Inc. — Class A	1,311	23,034
International Speedway Corp. — Class A	632	22,980
DTS, Inc.*	639	22,909
Virgin America, Inc.*	796	22,877
Christopher & Banks Corp.*	3,835	22,780
Tile Shop Holdings, Inc.*	1,753	22,736
NACCO Industries, Inc. — Class A	464	22,726
Miller Industries, Inc.	1,014	22,693
Bon-Ton Stores, Inc.[1]	3,163	22,679
Modine Manufacturing Co.*	1,842	22,638
Nautilus, Inc.*	1,346	22,627

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Potbelly Corp.*	1,506	$22,605
Gentherm, Inc.*	428	22,569
Accuride Corp.*	5,455	22,256
Carrols Restaurant Group, Inc.*	2,459	22,229
Commercial Vehicle Group, Inc.*	3,859	22,228
VOXX International Corp. — Class A*	2,325	22,157
Escalade, Inc.	1,231	22,145
Men’s Wearhouse, Inc.	391	22,127
Republic Airways Holdings, Inc.*	1,806	22,105
New York & Company, Inc.*	8,702	22,016
Vince Holding Corp.*	1,194	22,005
LGI Homes, Inc.*	1,335	21,987
Eros International plc*	1,241	21,953
Asbury Automotive Group, Inc.*	260	21,848
Meritor, Inc.*	1,662	21,805
Jamba, Inc.*,1	1,383	21,796
West Marine, Inc.*	2,153	21,638
Dana Holding Corp.	999	21,549
iRobot Corp.*	663	21,494
HNI Corp.	460	21,454
Columbia Sportswear Co.	342	21,443
Lithia Motors, Inc. — Class A	215	21,442
TiVo, Inc.*	1,934	21,371
Habit Restaurants, Inc. — Class A*	645	21,362
Winmark Corp.	237	21,332
Boot Barn Holdings, Inc.*	859	21,320
ScanSource, Inc.*	534	21,280
Dave & Buster’s Entertainment, Inc.*	675	21,276
Perry Ellis International, Inc.*	889	21,265
Motorcar Parts of America, Inc.*	726	21,221
Tenneco, Inc.*	363	21,217
Cheesecake Factory, Inc.	422	21,155
Bravo Brio Restaurant Group, Inc.*	1,436	21,152
Steven Madden Ltd.*	542	21,149
Vail Resorts, Inc.	213	21,131
Churchill Downs, Inc.	177	21,093
Libbey, Inc.	536	21,092
Daktronics, Inc.	1,965	21,084
Penn National Gaming, Inc.*	1,310	21,065
Vitamin Shoppe, Inc.*	502	21,024
LeapFrog Enterprises, Inc. — Class A*	9,301	21,021
Big 5 Sporting Goods Corp.	1,540	21,006
Cooper Tire & Rubber Co.	494	20,990
Marriott Vacations Worldwide Corp.	255	20,964
Strattec Security Corp.	279	20,945
Cato Corp. — Class A	532	20,929
Callaway Golf Co.	2,157	20,880
Pinnacle Entertainment, Inc.*	568	20,879
La Quinta Holdings, Inc.*	867	20,877
Kirkland’s, Inc.*	877	20,820
Cooper-Standard Holding, Inc.*	341	20,808
Outerwall, Inc.	313	20,793
Finish Line, Inc. — Class A	846	20,752
Chuy’s Holdings, Inc.*	917	20,743
G-III Apparel Group Ltd.*	186	20,679
Del Frisco’s Restaurant Group, Inc.*	1,024	20,654
Belmond Ltd. — Class A*	1,675	20,636
Fuel Systems Solutions, Inc.*	1,859	20,635
Beazer Homes USA, Inc.*	1,178	20,627
Winnebago Industries, Inc.	995	20,607
Steiner Leisure Ltd.*	427	20,598
National CineMedia, Inc.	1,351	20,590
Fox Factory Holding Corp.*	1,349	20,532
Regis Corp.*	1,242	20,518
Destination XL Group, Inc.*	4,208	20,493
Isle of Capri Casinos, Inc.*	1,440	20,477
Life Time Fitness, Inc.*	286	20,449
Speedway Motorsports, Inc.	891	20,404
Express, Inc.*	1,251	20,391
Tower International, Inc.*	788	20,378
Papa John’s International, Inc.	332	20,375
Monarch Casino & Resort, Inc.*	1,111	20,332
Federal-Mogul Holdings Corp.*	1,575	20,318
El Pollo Loco Holdings, Inc.*	776	20,316
Fred’s, Inc. — Class A	1,204	20,311
American Axle & Manufacturing Holdings, Inc.*	813	20,268
Office Depot, Inc.*	2,198	20,266
M/I Homes, Inc.*	898	20,259
Container Store Group, Inc.*,1	1,108	20,232
Francesca’s Holdings Corp.*	1,193	20,197
Caesars Entertainment Corp.*,1	2,125	20,166
WCI Communities, Inc.*	867	20,158
Skullcandy, Inc.*	1,863	20,139
Remy International, Inc.	903	20,092
Famous Dave’s of America, Inc.*	710	20,022
New Home Company, Inc.*	1,348	20,004
Century Communities, Inc.*	1,046	20,000
Conn’s, Inc.*	715	19,999
Brunswick Corp.	399	19,966
MDC Holdings, Inc.	742	19,915
Tuesday Morning Corp.*	1,255	19,854
Arctic Cat, Inc.	559	19,839
Children’s Place, Inc.	327	19,836
Allegiant Travel Co. — Class A	129	19,835
America’s Car-Mart, Inc.*	386	19,817
Genesco, Inc.*	293	19,804
Metaldyne Performance Group, Inc.*	1,096	19,794
PriceSmart, Inc.	246	19,793
Wolverine World Wide, Inc.	644	19,790
Aeropostale, Inc.*	6,397	19,767
La-Z-Boy, Inc.	754	19,762
Dorman Products, Inc.*	422	19,762
Caesars Acquisition Co. — Class A*	3,139	19,713
Build-A-Bear Workshop, Inc. — Class A*	1,069	19,702
Johnson Outdoors, Inc. — Class A	625	19,688

48 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Diamond Resorts International, Inc.*	615	$19,686
Sonic Automotive, Inc. — Class A	843	19,684
Superior Industries International, Inc.	1,058	19,679
JAKKS Pacific, Inc.*,1	2,947	19,656
Reading International, Inc. — Class A*	1,475	19,647
American Woodmark Corp.*	387	19,621
Pep Boys-Manny Moe & Jack*	2,142	19,621
PC Connection, Inc.	807	19,602
Universal Electronics, Inc.*	363	19,580
TRI Pointe Homes, Inc.*	1,371	19,578
Guess?, Inc.	1,068	19,555
Barnes & Noble, Inc.*	891	19,513
Popeyes Louisiana Kitchen, Inc.*	350	19,488
Interval Leisure Group, Inc.	786	19,485
KB Home	1,342	19,446
Travelport Worldwide Ltd.	1,228	19,439
Stein Mart, Inc.	1,643	19,437
Boyd Gaming Corp.*	1,465	19,338
Weyco Group, Inc.	677	19,295
Pool Corp.	297	19,272
Five Below, Inc.*	571	19,254
Bob Evans Farms, Inc.	447	19,230
Select Comfort Corp.*	623	19,201
Group 1 Automotive, Inc.	243	19,192
Zoe’s Kitchen, Inc.*	626	19,174
Papa Murphy’s Holdings, Inc.*	1,124	19,142
Hibbett Sports, Inc.*	409	19,141
Lifetime Brands, Inc.	1,314	19,119
American Eagle Outfitters, Inc.	1,198	19,060
Ruth’s Hospitality Group, Inc.	1,309	19,046
HSN, Inc.	305	19,038
ANN, Inc.*	502	19,006
Ethan Allen Interiors, Inc.	784	18,988
Bloomin’ Brands, Inc.	837	18,966
BJ’s Restaurants, Inc.*	405	18,954
Marcus Corp.	976	18,905
hhgregg, Inc.*,1	3,303	18,893
Malibu Boats, Inc. — Class A*	889	18,820
DineEquity, Inc.	195	18,804
Texas Roadhouse, Inc. — Class A	559	18,782
Restoration Hardware Holdings, Inc.*	217	18,699
Meritage Homes Corp.*	437	18,690
Standard Pacific Corp.*	2,304	18,662
Standard Motor Products, Inc.	493	18,635
Lumber Liquidators Holdings, Inc.*	677	18,611
bebe stores, Inc.	5,602	18,543
Jack in the Box, Inc.	213	18,482
Brown Shoe Company, Inc.	622	18,473
Pier 1 Imports, Inc.	1,460	18,469
Cavco Industries, Inc.*	281	18,425
Buckle, Inc.	411	18,413
Denny’s Corp.*	1,763	18,353
Buffalo Wild Wings, Inc.*	115	18,320
Black Diamond, Inc.*	2,029	18,281
Shoe Carnival, Inc.	700	18,277
William Lyon Homes — Class A*	844	18,273
Sonic Corp.	636	18,221
Red Robin Gourmet Burgers, Inc.*	242	18,172
Haverty Furniture Companies, Inc.	846	18,155
Cracker Barrel Old Country Store, Inc.	137	18,150
Krispy Kreme Doughnuts, Inc.*	1,019	18,138
Carmike Cinemas, Inc.*	596	17,987
Vera Bradley, Inc.*	1,263	17,985
Burlington Stores, Inc.*	348	17,946
Morgans Hotel Group Co.*	2,616	17,920
Stage Stores, Inc.	927	17,900
Ryland Group, Inc.	434	17,889
Hovnanian Enterprises, Inc. — Class A*	5,728	17,871
Citi Trends, Inc.*	784	17,860
Gaiam, Inc. — Class A*	2,716	17,817
Systemax, Inc.*	1,701	17,775
Tilly’s, Inc. — Class A*	1,331	17,756
MarineMax, Inc.*	799	17,642
AMC Entertainment Holdings, Inc. — Class A	584	17,555
Biglari Holdings, Inc.*	48	17,544
Rentrak Corp.*	369	17,491
Mattress Firm Holding Corp.*	294	17,370
Fiesta Restaurant Group, Inc.*	339	17,136
Marine Products Corp.	2,361	16,763
Zumiez, Inc.*	528	16,743
Sears Hometown and Outlet Stores, Inc.*	2,349	16,279
Destination Maternity Corp.	1,355	15,975
Pacific Sunwear of California, Inc.*	7,481	15,710
Iconix Brand Group, Inc.*	575	15,128
Flex Pharma, Inc.*	903	15,098
Quiksilver, Inc.*,1	9,012	14,960
Cash America International, Inc.	541	14,023
Ignite Restaurant Group, Inc.*	3,890	13,693
First Cash Financial Services, Inc.*	269	13,003
UCP, Inc. — Class A*	1,487	12,877
EZCORP, Inc. — Class A*	1,364	12,549
AV Homes, Inc.*	795	12,545
Nathan’s Famous, Inc.	279	11,478
Total Consumer, Cyclical		5,987,414

FINANCIAL - 10.5%
Aircastle Ltd.	1,110	26,618
PHH Corp.*	1,024	25,722
Marlin Business Services Corp.	1,189	23,744
WageWorks, Inc.*	461	23,235
Altisource Portfolio Solutions S.A.*	918	22,262
Acacia Research Corp.	1,961	21,610
Ellie Mae, Inc.*	392	21,560
eHealth, Inc.*	1,355	16,612
Credit Acceptance Corp.*	68	16,061
TriState Capital Holdings, Inc.*	1,259	15,739
Flagstar Bancorp, Inc.*	914	15,702

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Altisource Asset Management Corp.*	68	$15,232
Associated Estates Realty Corp.	530	15,105
InfraREIT, Inc.*	481	15,003
HomeStreet, Inc.*	724	14,972
Excel Trust, Inc.	933	14,789
Diamond Hill Investment Group, Inc.	80	14,577
New Residential Investment Corp.	854	14,551
PennyMac Financial Services, Inc. — Class A*	770	14,538
Higher One Holdings, Inc.*	5,159	14,497
Federal Agricultural Mortgage Corp. — Class C	461	14,494
World Acceptance Corp.*	171	14,470
Regional Management Corp.*	889	14,357
PrivateBancorp, Inc. — Class A	386	14,310
Silvercrest Asset Management Group, Inc. — Class A	917	14,296
LegacyTexas Financial Group, Inc.	561	14,276
MGIC Investment Corp.*	1,370	14,275
Green Bancorp, Inc.*	1,190	14,220
Meta Financial Group, Inc.	346	14,155
Brookline Bancorp, Inc.	1,312	14,129
Western Alliance Bancorporation*	456	14,099
BGC Partners, Inc. — Class A	1,403	14,079
Radian Group, Inc.	786	14,038
International. FCStone, Inc.*	437	14,029
Bancorp, Inc.*	1,438	14,006
EMC Insurance Group, Inc.	403	13,959
Texas Capital Bancshares, Inc.*	265	13,955
HFF, Inc. — Class A	356	13,951
Bridge Capital Holdings*	515	13,931
Boston Private Financial Holdings, Inc.	1,059	13,926
Pinnacle Financial Partners, Inc.	292	13,914
Heartland Financial USA, Inc.	404	13,901
OM Asset Management plc	718	13,900
NMI Holdings, Inc. — Class A*	1,739	13,877
ServisFirst Bancshares, Inc.	398	13,874
Cowen Group, Inc. — Class A*	2,471	13,813
Hallmark Financial Services, Inc.*	1,246	13,806
Opus Bank	441	13,803
AmTrust Financial Services, Inc.	232	13,796
Walter Investment Management Corp.*,1	783	13,789
First NBC Bank Holding Co.*	391	13,755
First Defiance Financial Corp.	393	13,755
National General Holdings Corp.	711	13,751
Glacier Bancorp, Inc.	522	13,749
Walker & Dunlop, Inc.*	718	13,743
iStar Financial, Inc.*	1,014	13,730
Bank of the Ozarks, Inc.	354	13,722
Republic First Bancorp, Inc.*	3,806	13,702
BancorpSouth, Inc.	565	13,679
Anchor BanCorp Wisconsin, Inc.*	377	13,632
Suffolk Bancorp	568	13,609
Northwest Bancshares, Inc.	1,103	13,577
Beneficial Bancorp, Inc.*	1,169	13,560
NewStar Financial, Inc.*	1,179	13,559
Fidelity & Guaranty Life	605	13,539
Independent Bank Corp.	1,021	13,518
RE/MAX Holdings, Inc. — Class A	400	13,516
Blackhawk Network Holdings, Inc.*	367	13,495
CommunityOne Bancorp*	1,369	13,485
Northrim BanCorp, Inc.	540	13,457
Investment Technology Group, Inc.*	472	13,447
First Financial Bankshares, Inc.	464	13,437
Triumph Bancorp, Inc.*	1,000	13,420
TowneBank	810	13,406
Janus Capital Group, Inc.	748	13,389
KCG Holdings, Inc. — Class A*	1,042	13,379
Atlas Financial Holdings, Inc.*	725	13,376
Hilltop Holdings, Inc.*	665	13,373
EverBank Financial Corp.	720	13,370
Preferred Bank/Los Angeles CA	474	13,357
CyrusOne, Inc.	411	13,348
Wilshire Bancorp, Inc.	1,265	13,346
AG Mortgage Investment Trust, Inc.	694	13,339
Customers Bancorp, Inc.*	529	13,336
Horizon Bancorp	571	13,333
OneBeacon Insurance Group Ltd. — Class A	884	13,331
Cardinal Financial Corp.	646	13,327
Essent Group Ltd.*	534	13,323
BNC Bancorp	730	13,323
Oritani Financial Corp.	894	13,321
Alexander & Baldwin, Inc.	329	13,318
Colony Capital, Inc. — Class A	514	13,318
Columbia Banking System, Inc.	448	13,306
Talmer Bancorp, Inc. — Class A	865	13,304
Banc of California, Inc.	1,072	13,293
American Residential Properties, Inc.*	708	13,282
Astoria Financial Corp.	1,008	13,275
Navigators Group, Inc.*	170	13,269
Symetra Financial Corp.	558	13,253
First Commonwealth Financial Corp.	1,468	13,241
AMERISAFE, Inc.	293	13,241
Hanmi Financial Corp.	622	13,236
Oppenheimer Holdings, Inc. — Class A	554	13,235
FNB Corp.	997	13,230
Stock Yards Bancorp, Inc.	380	13,224
Old Line Bancshares, Inc.	823	13,217
CenterState Banks, Inc.	1,085	13,194
Berkshire Hills Bancorp, Inc.	471	13,193
Mercantile Bank Corp.	665	13,180
Blue Hills Bancorp, Inc.*	982	13,178
Cathay General Bancorp	461	13,175
Prosperity Bancshares, Inc.	247	13,175
Financial Institutions, Inc.	559	13,164
Wintrust Financial Corp.	270	13,160
Banner Corp.	291	13,159

50 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Enterprise Bancorp, Inc.	613	$13,155
Merchants Bancshares, Inc.	446	13,139
MarketAxess Holdings, Inc.	153	13,135
CatchMark Timber Trust, Inc. — Class A	1,131	13,120
Investors Bancorp, Inc.	1,107	13,107
Territorial Bancorp, Inc.	567	13,098
FirstMerit Corp.	676	13,094
Independent Bank Group, Inc.	340	13,090
Great Southern Bancorp, Inc.	332	13,087
Charter Financial Corp.	1,093	13,083
Pzena Investment Management, Inc. — Class A	1,422	13,082
Ares Commercial Real Estate Corp.	1,152	13,075
CNB Financial Corp.	761	13,074
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	688	13,072
Enstar Group Ltd.*	92	13,068
United Financial Bancorp, Inc.	1,023	13,043
Chemical Financial Corp.	422	13,040
Global Indemnity plc — Class A*	475	13,039
First Business Financial Services, Inc.	287	13,036
Starwood Waypoint Residential Trust	506	13,024
Meadowbrook Insurance Group, Inc.	1,525	13,024
Gain Capital Holdings, Inc.	1,318	13,022
Ames National Corp.	522	13,019
International Bancshares Corp.	501	13,016
Horace Mann Educators Corp.	383	13,011
Montpelier Re Holdings Ltd.	341	12,996
Yadkin Financial Corp.*	660	12,989
American National Bankshares, Inc.	577	12,988
GAMCO Investors, Inc. — Class A	168	12,988
New York Mortgage Trust, Inc.	1,663	12,988
CYS Investments, Inc.	1,456	12,988
Hatteras Financial Corp.	719	12,985
PRA Group, Inc.*	237	12,982
Heritage Financial Corp.	768	12,979
Fidelity Southern Corp.	772	12,970
First Interstate BancSystem, Inc. — Class A	479	12,962
Maiden Holdings Ltd.	892	12,961
JG Wentworth Co. — Class A*	1,288	12,957
CNO Financial Group, Inc.	762	12,954
Sandy Spring Bancorp, Inc.	497	12,952
BofI Holding, Inc.*	141	12,945
BankFinancial Corp.	1,011	12,941
National Bankshares, Inc.	446	12,938
Valley National Bancorp	1,372	12,938
FBL Financial Group, Inc. — Class A	222	12,936
C1 Financial, Inc.*	691	12,936
Square 1 Financial, Inc. — Class A*	500	12,930
Umpqua Holdings Corp.	760	12,928
Cascade Bancorp*	2,682	12,927
UMH Properties, Inc.	1,283	12,920
Washington Federal, Inc.	598	12,917
First American Financial Corp.	371	12,907
BBX Capital Corp. — Class A*,1	704	12,904
United Community Financial Corp.	2,394	12,904
Greenhill & Company, Inc.	326	12,893
Westamerica Bancorporation	296	12,891
Palmetto Bancshares, Inc.	710	12,887
Seacoast Banking Corporation of Florida*	923	12,885
Lakeland Bancorp, Inc.	1,135	12,882
Univest Corporation of Pennsylvania	660	12,877
Invesco Mortgage Capital, Inc.	836	12,874
Community Bank System, Inc.	368	12,862
First Midwest Bancorp, Inc.	752	12,859
Medley Management, Inc. — Class A	1,122	12,858
United Bankshares, Inc.	342	12,852
Trustmark Corp.	540	12,852
CubeSmart	557	12,850
Southside Bancshares, Inc.	470	12,840
CoBiz Financial, Inc.	1,069	12,839
Kansas City Life Insurance Co.	286	12,836
Argo Group International Holdings Ltd.	262	12,835
CVB Financial Corp.	820	12,833
Dime Community Bancshares, Inc.	806	12,832
Century Bancorp, Inc. — Class A	332	12,825
Home BancShares, Inc.	390	12,823
Financial Engines, Inc.	304	12,820
Bank Mutual Corp.	1,782	12,813
FRP Holdings, Inc.*	369	12,812
Bank of Marin Bancorp	254	12,807
QTS Realty Trust, Inc. — Class A	353	12,803
South State Corp.	189	12,799
Donegal Group, Inc. — Class A	847	12,798
Macatawa Bank Corp.	2,435	12,784
MidWestOne Financial Group, Inc.	437	12,782
Hancock Holding Co.	439	12,779
Fox Chase Bancorp, Inc.	768	12,772
United Community Banks, Inc.	686	12,766
Hersha Hospitality Trust	1,985	12,763
Bridge Bancorp, Inc.	505	12,761
Citizens & Northern Corp.	643	12,757
BBCN Bancorp, Inc.	899	12,757
HomeTrust Bancshares, Inc.*	815	12,747
MB Financial, Inc.	423	12,745
First of Long Island Corp.	509	12,735
Stifel Financial Corp.*	241	12,734
Enterprise Financial Services Corp.	620	12,729
ConnectOne Bancorp, Inc.	662	12,724
Camden National Corp.	332	12,722
First Financial Bancorp	737	12,721
Capital Bank Financial Corp. — Class A*	469	12,719
TrustCo Bank Corp. NY	1,906	12,713
United Fire Group, Inc.	425	12,695
CoreSite Realty Corp.	264	12,693
National Interstate Corp.	453	12,693

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Renasant Corp.	427	$12,686
West Bancorporation, Inc.	669	12,684
Webster Financial Corp.	354	12,684
Meridian Bancorp, Inc.*	987	12,683
Heritage Commerce Corp.	1,423	12,679
NBT Bancorp, Inc.	525	12,679
Safety Insurance Group, Inc.	218	12,677
Republic Bancorp, Inc. — Class A	533	12,675
Trade Street Residential, Inc.	1,818	12,671
Northfield Bancorp, Inc.	878	12,670
Sun Bancorp, Inc.*	669	12,664
CorEnergy Infrastructure Trust, Inc.	1,863	12,650
LTC Properties, Inc.	291	12,647
Pennsylvania Real Estate Investment Trust	559	12,639
PennyMac Mortgage Investment Trust	603	12,633
Physicians Realty Trust	761	12,633
Gramercy Property Trust, Inc.	462	12,631
TriCo Bancshares	541	12,616
Peoples Bancorp, Inc.	544	12,615
Apollo Commercial Real Estate Finance, Inc.	738	12,612
Eagle Bancorp, Inc.*	342	12,606
WesBanco, Inc.	400	12,604
Simmons First National Corp. — Class A	288	12,600
Peapack Gladstone Financial Corp.	602	12,600
Union Bankshares Corp.	579	12,599
Silver Bay Realty Trust Corp.	814	12,593
State Auto Financial Corp.	533	12,589
Federated National Holding Co.	437	12,586
Kemper Corp.	334	12,582
Western Asset Mortgage Capital Corp.	861	12,579
Southwest Bancorp, Inc.	730	12,578
Pacific Continental Corp.	975	12,578
Sovran Self Storage, Inc.	144	12,577
1st Source Corp.	404	12,572
Baldwin & Lyons, Inc. — Class B	554	12,570
Tompkins Financial Corp.	241	12,568
Universal Insurance Holdings, Inc.	523	12,562
German American Bancorp, Inc.	439	12,560
Ladder Capital Corp. — Class A	716	12,559
RAIT Financial Trust	1,938	12,558
Stonegate Mortgage Corp.*	1,169	12,555
Great Western Bancorp, Inc.	574	12,553
Easterly Government Properties, Inc.*	797	12,553
Bank of Kentucky Financial Corp.	262	12,547
State Bank Financial Corp.	627	12,546
Empire State Realty Trust, Inc. — Class A	697	12,546
Community Trust Bancorp, Inc.	391	12,543
Hudson Valley Holding Corp.	507	12,543
Old National Bancorp	918	12,540
Summit Hotel Properties, Inc.	952	12,538
Anworth Mortgage Asset Corp.	2,467	12,532
Susquehanna Bancshares, Inc.	932	12,526
Marcus & Millichap, Inc.*	354	12,525
Great Ajax Corp.*	883	12,521
Kennedy-Wilson Holdings, Inc.	505	12,514
Washington Trust Bancorp, Inc.	338	12,513
First Bancorp, Inc.	750	12,510
FelCor Lodging Trust, Inc.	1,126	12,510
Armada Hoffler Properties, Inc.	1,218	12,509
New York REIT, Inc.	1,266	12,508
HCI Group, Inc.	287	12,507
Alexander’s, Inc.	29	12,506
Sterling Bancorp	963	12,500
Waterstone Financial, Inc.	981	12,498
Encore Capital Group, Inc.*	309	12,496
RLJ Lodging Trust	421	12,491
Investors Real Estate Trust	1,742	12,490
DCT Industrial Trust, Inc.	378	12,489
Chambers Street Properties	1,663	12,473
EastGroup Properties, Inc.	218	12,470
Kearny Financial Corp.*	934	12,460
St. Joe Co.*	714	12,459
Stonegate Bank	435	12,458
EPR Properties	216	12,457
OceanFirst Financial Corp.	742	12,451
Heritage Oaks Bancorp	1,562	12,449
Clifton Bancorp, Inc.	912	12,449
Cass Information Systems, Inc.	238	12,440
Getty Realty Corp.	716	12,437
State National Companies, Inc.	1,303	12,431
Virtus Investment Partners, Inc.	93	12,427
Hudson Pacific Properties, Inc.	412	12,426
Westwood Holdings Group, Inc.	212	12,421
Selective Insurance Group, Inc.	461	12,419
First Merchants Corp.	550	12,414
Inland Real Estate Corp.	1,206	12,410
Capitol Federal Financial, Inc.	1,034	12,408
National Penn Bancshares, Inc.	1,193	12,407
Springleaf Holdings, Inc.*	248	12,400
IBERIABANK Corp.	199	12,400
Sierra Bancorp	757	12,400
Bryn Mawr Bank Corp.	412	12,397
Flushing Financial Corp.	647	12,397
DiamondRock Hospitality Co.	914	12,394
Fifth Street Asset Management, Inc.	1,123	12,387
Lakeland Financial Corp.	317	12,379
Arrow Financial Corp.	475	12,379
Gladstone Commercial Corp.	695	12,378
Consolidated-Tomoka Land Co.	226	12,371
City Holding Co.	269	12,366
Metro Bancorp, Inc.	482	12,358
Sun Communities, Inc.	199	12,350
Education Realty Trust, Inc.	367	12,339
First Community Bancshares, Inc.	736	12,335
Provident Financial Services, Inc.	685	12,330
Chatham Lodging Trust	446	12,327

52 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Capstead Mortgage Corp.	1,058	$12,326
Guaranty Bancorp	783	12,324
Sunstone Hotel Investors, Inc.	791	12,324
Terreno Realty Corp.	579	12,321
Third Point Reinsurance Ltd.*	914	12,321
Forestar Group, Inc.*	834	12,310
Pacific Premier Bancorp, Inc.*	786	12,309
Strategic Hotels & Resorts, Inc.*	1,052	12,308
Greenlight Capital Re Ltd. — Class A*	405	12,308
Independent Bank Corp.	295	12,307
Dynex Capital, Inc.	1,538	12,304
MainSource Financial Group, Inc.	639	12,301
UMB Financial Corp.	247	12,298
First Connecticut Bancorp, Inc.	832	12,297
PS Business Parks, Inc.	161	12,292
LaSalle Hotel Properties	335	12,291
Independence Holding Co.	988	12,291
Hampton Roads Bankshares, Inc.*	6,899	12,280
American Capital Mortgage Investment Corp.	700	12,278
CIFC Corp.	1,637	12,278
National Health Investors, Inc.	184	12,276
Enova International, Inc.*	663	12,272
RLI Corp.	247	12,266
Ambac Financial Group, Inc.*	533	12,264
Ashford Hospitality Prime, Inc.	783	12,262
Piper Jaffray Cos.*	243	12,259
Park Sterling Corp.	1,828	12,248
Cedar Realty Trust, Inc.	1,752	12,246
Apollo Residential Mortgage, Inc.	772	12,244
First Busey Corp.	1,961	12,237
FXCM, Inc. — Class A1	6,085	12,231
Nelnet, Inc. — Class A	273	12,222
Ramco-Gershenson Properties Trust	699	12,219
Whitestone REIT — Class B	830	12,201
STORE Capital Corp.	581	12,201
Chesapeake Lodging Trust	384	12,192
Monmouth Real Estate Investment Corp.	1,180	12,189
BancFirst Corp.	211	12,179
Resource Capital Corp.	2,761	12,176
Ameris Bancorp	487	12,170
WSFS Financial Corp.	171	12,170
Ryman Hospitality Properties, Inc.	211	12,162
Infinity Property & Casualty Corp.	164	12,161
Crawford & Co. — Class B	1,487	12,149
Medical Properties Trust, Inc.	869	12,149
Calamos Asset Management, Inc. — Class A	982	12,147
First Financial Northwest, Inc.	1,020	12,138
Highwoods Properties, Inc.	282	12,137
First Financial Corp.	357	12,120
Equity One, Inc.	492	12,118
First BanCorp*	2,015	12,110
Healthcare Realty Trust, Inc.	473	12,109
Parkway Properties, Inc.	744	12,105
Central Pacific Financial Corp.	528	12,091
ARMOUR Residential REIT, Inc.	4,030	12,090
GEO Group, Inc.	310	12,090
Ashford Hospitality Trust, Inc.	1,334	12,086
Kite Realty Group Trust	461	12,078
First Industrial Realty Trust, Inc.	612	12,075
Consumer Portfolio Services, Inc.*	1,889	12,071
Potlatch Corp.	327	12,070
Citizens, Inc.*,1	2,138	12,058
Stewart Information Services Corp.	330	12,045
Agree Realty Corp.	391	12,035
On Deck Capital, Inc.*	625	12,031
DuPont Fabros Technology, Inc.	386	12,024
American Assets Trust, Inc.	302	12,020
Retail Opportunity Investments Corp.	716	12,014
Redwood Trust, Inc.	698	11,999
Mack-Cali Realty Corp.	667	11,973
Heritage Insurance Holdings, Inc.*	597	11,970
Lexington Realty Trust	1,290	11,958
Nicholas Financial, Inc.*	946	11,948
First Bancorp	736	11,945
Acadia Realty Trust	386	11,927
Government Properties Income Trust	572	11,920
Franklin Street Properties Corp.	1,009	11,916
Cousins Properties, Inc.	1,221	11,893
STAG Industrial, Inc.	547	11,886
Peoples Financial Services Corp.	302	11,866
Employers Holdings, Inc.	486	11,863
Altisource Residential Corp.	619	11,854
Cohen & Steers, Inc.	313	11,850
WisdomTree Investments, Inc.	622	11,843
FBR & Co.*	551	11,824
Evercore Partners, Inc. — Class A	245	11,819
Park National Corp.	143	11,806
American Equity Investment Life Holding Co.	438	11,804
CU Bancorp*	569	11,790
Primerica, Inc.	255	11,786
Pebblebrook Hotel Trust	274	11,766
Rexford Industrial Realty, Inc.	791	11,754
Sabra Health Care REIT, Inc.	393	11,743
Owens Realty Mortgage, Inc.	871	11,741
Penns Woods Bancorp, Inc.	269	11,726
Select Income REIT	505	11,711
NewBridge Bancorp	1,453	11,697
Washington Real Estate Investment Trust	473	11,693
Rouse Properties, Inc.	666	11,635
Universal Health Realty Income Trust	234	11,620
First Potomac Realty Trust	1,083	11,610
CareTrust REIT, Inc.	927	11,578
Moelis & Co. — Class A	428	11,577
One Liberty Properties, Inc.	515	11,577
Trupanion, Inc.*,1	1,558	11,545
First Citizens BancShares, Inc. — Class A	48	11,536

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

National Western Life Insurance Co. — Class A	48	$11,501
MidSouth Bancorp, Inc.	885	11,478
S&T Bancorp, Inc.	426	11,459
Urstadt Biddle Properties, Inc. — Class A	552	11,454
Campus Crest Communities, Inc.	1,790	11,331
RCS Capital Corp. — Class A1	1,315	11,296
Ladenburg Thalmann Financial Services, Inc.*	3,333	11,232
Saul Centers, Inc.	223	11,221
Arlington Asset Investment Corp. — Class A	516	11,187
Capital City Bank Group, Inc.	791	11,129
OFG Bancorp	761	10,722
Manning & Napier, Inc. — Class A	1,006	10,694
Ashford, Inc.*	104	10,374
United Insurance Holdings Corp.	589	9,795
Phoenix Companies, Inc.*	237	8,084
Total Financial		5,763,473

COMMUNICATIONS - 9.9%
Inteliquent, Inc.	6,558	124,667
Gogo, Inc.*,1	5,463	115,489
FairPoint Communications, Inc.*	5,846	115,283
Shenandoah Telecommunications Co.	3,259	112,305
Intelsat S.A.*	8,896	112,000
Premiere Global Services, Inc.*	10,931	111,606
Iridium Communications, Inc.*	10,897	110,822
ORBCOMM, Inc.*	18,090	108,902
8x8, Inc.*	12,262	107,048
j2 Global, Inc.	1,536	106,552
General Communication, Inc. — Class A*	6,598	104,644
Cogent Communications Holdings, Inc.	2,946	103,081
Hawaiian Telcom Holdco, Inc.*	3,902	102,779
IDT Corp. — Class B	6,010	102,350
Consolidated Communications Holdings, Inc.	4,855	102,294
Spok Holdings, Inc.	5,351	100,733
Cincinnati Bell, Inc.*	28,865	99,007
Vonage Holdings Corp.*	21,186	98,091
Atlantic Tele-Network, Inc.	1,485	98,040
West Corp.	3,110	96,255
Lumos Networks Corp.	6,700	94,738
RigNet, Inc.*	2,211	82,824
Globalstar, Inc.*,1	30,310	78,503
EW Scripps Co. — Class A	1,532	35,680
Aerohive Networks, Inc.*	4,959	30,200
Gigamon, Inc.*	1,005	29,578
Travelzoo, Inc.*	2,186	28,723
NeuStar, Inc. — Class A*,1	910	27,300
Procera Networks, Inc.*	2,283	26,278
Comverse, Inc.*	1,065	26,093
CalAmp Corp.*	1,285	25,327
LogMeIn, Inc.*	382	24,517
RingCentral, Inc. — Class A*	1,405	24,208
Connecture, Inc.*	2,165	24,076
Radio One, Inc. — Class D*	6,735	24,044
Global Sources Ltd.*	4,307	23,861
HealthStream, Inc.*	821	23,760
Bankrate, Inc.*	1,897	23,523
Liquidity Services, Inc.*	2,513	23,523
Demand Media, Inc.*	3,642	23,345
Preformed Line Products Co.	556	23,324
VASCO Data Security International, Inc.*,1	915	23,259
Marketo, Inc.*	814	23,158
Zix Corp.*	5,431	23,136
Telenav, Inc.*	2,733	22,848
Limelight Networks, Inc.*	6,140	22,718
InterDigital, Inc.	415	22,709
Ciena Corp.*	1,066	22,706
A10 Networks, Inc.*,1	4,969	22,609
Wix.com Ltd.*	1,157	22,526
Alliance Fiber Optic Products, Inc.	1,226	22,510
comScore, Inc.*	429	22,462
TubeMogul, Inc.*,1	1,557	22,421
Coupons.com, Inc.*,1	1,782	22,329
ShoreTel, Inc.*	3,201	22,279
Scholastic Corp.	548	22,271
EarthLink Holdings Corp.	4,703	22,245
VirnetX Holding Corp.*,1	3,441	22,229
Millennial Media, Inc.*	14,274	22,125
Unwired Planet, Inc.*	36,973	21,825
Endurance International Group Holdings, Inc.*	1,190	21,825
ViaSat, Inc.*	362	21,763
Zendesk, Inc.*	941	21,699
RetailMeNot, Inc.*	1,180	21,689
Oclaro, Inc.*	11,295	21,686
Perficient, Inc.*	1,049	21,641
Media General, Inc.*	1,276	21,552
Ixia*	1,793	21,480
Townsquare Media, Inc. — Class A*	1,570	21,446
Tremor Video, Inc.*	8,553	21,382
Comtech Telecommunications Corp.	738	21,328
Tessco Technologies, Inc.	844	21,328
Loral Space & Communications, Inc.*	309	21,321
DHI Group, Inc.*	2,805	21,318
Nexstar Broadcasting Group, Inc. — Class A	363	21,221
Aruba Networks, Inc.*	862	21,214
Infinera Corp.*	1,128	21,206
Central European Media Enterprises Ltd. — Class A*	7,682	21,125
ChannelAdvisor Corp.*	2,056	21,033
RealNetworks, Inc.*	3,201	21,031
GTT Communications, Inc.*	1,151	21,017
Lionbridge Technologies, Inc.*	3,786	21,012
Entercom Communications Corp. — Class A*	1,766	20,980
Polycom, Inc.*	1,605	20,945
Rubicon Project, Inc.*	1,198	20,929
Daily Journal Corp.*	104	20,905
Wayfair, Inc. — Class A*	649	20,846

54 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Q2 Holdings, Inc.*	1,023	$20,818
Numerex Corp. — Class A*	1,894	20,815
Covisint Corp.*	10,614	20,803
Plantronics, Inc.	390	20,776
Time, Inc.	908	20,729
Ubiquiti Networks, Inc.	725	20,713
Sonus Networks, Inc.*	2,614	20,703
Gray Television, Inc.*	1,560	20,686
NIC, Inc.	1,214	20,638
Box, Inc. — Class A*,1	1,203	20,583
Entravision Communications Corp. — Class A	3,143	20,555
New York Times Co. — Class A	1,531	20,500
YuMe, Inc.*	3,984	20,438
Internap Corp.*	2,173	20,426
Houghton Mifflin Harcourt Co.*	893	20,414
Harmonic, Inc.*	2,901	20,336
New Media Investment Group, Inc.	879	20,331
Finisar Corp.*	1,000	20,330
Orbitz Worldwide, Inc.*	1,734	20,322
Sinclair Broadcast Group, Inc. — Class A	662	20,284
Web.com Group, Inc.*	1,102	20,244
Lee Enterprises, Inc.*	6,736	20,208
Textura Corp.*	772	20,203
ePlus, Inc.*	243	20,159
Blucora, Inc.*	1,474	20,150
Global Eagle Entertainment, Inc.*	1,577	20,138
Black Box Corp.	1,008	20,059
Anixter International, Inc.*	284	20,050
Marchex, Inc. — Class B	4,715	20,039
NETGEAR, Inc.*	662	20,039
Ruckus Wireless, Inc.*	1,715	20,031
Marin Software, Inc.*	3,310	19,992
DigitalGlobe, Inc.*	621	19,978
Yodlee, Inc.*	1,567	19,964
Hemisphere Media Group, Inc.*,1	1,579	19,959
Cyan, Inc.*	5,347	19,944
Bazaarvoice, Inc.*	3,698	19,895
Clearfield, Inc.*,1	1,466	19,864
Intralinks Holdings, Inc.*	2,014	19,737
Shutterstock, Inc.*	292	19,707
FTD Companies, Inc.*	689	19,664
Shutterfly, Inc.*	439	19,650
ReachLocal, Inc.*	7,016	19,645
Meredith Corp.	376	19,567
GrubHub, Inc.*	471	19,391
TechTarget, Inc.*	1,791	19,379
XO Group, Inc.*	1,187	19,301
ADTRAN, Inc.	1,153	19,151
Saga Communications, Inc. — Class A	477	19,075
KVH Industries, Inc.*	1,411	19,034
ModusLink Global Solutions, Inc.*	5,416	18,956
Overstock.com, Inc.*	879	18,872
Chegg, Inc.*,1	2,538	18,857
Sizmek, Inc.*	2,704	18,820
Calix, Inc.*	2,544	18,800
Stamps.com, Inc.*	303	18,753
Angie’s List, Inc.*	3,192	18,737
1-800-Flowers.com, Inc. — Class A*	1,749	18,487
EVINE Live, Inc.*	3,082	18,369
WebMD Health Corp. — Class A*	414	18,278
Vringo, Inc.*,1	29,462	18,266
TeleCommunication Systems, Inc. — Class A*	5,851	18,255
Reis, Inc.	799	18,161
Rightside Group Ltd.*	2,230	18,152
Martha Stewart Living Omnimedia, Inc. — Class A*	3,272	17,996
Rocket Fuel, Inc.*,1	2,244	17,974
Qorvo, Inc.*	272	17,928
TrueCar, Inc.*,1	1,158	17,856
Crown Media Holdings, Inc. — Class A*	4,748	17,805
Harte-Hanks, Inc.	2,610	17,722
Blue Nile, Inc.*	650	17,687
QuinStreet, Inc.*	3,238	17,582
Cumulus Media, Inc. — Class A*	7,710	17,579
ParkerVision, Inc.*,1	25,280	17,190
Extreme Networks, Inc.*	6,813	17,169
Lands’ End, Inc.*	572	16,805
World Wrestling Entertainment, Inc. — Class A1	1,241	16,654
A H Belo Corp. — Class A	2,489	16,651
Salem Media Group, Inc. — Class A	3,361	16,402
McClatchy Co. — Class A*	11,140	15,485
MDC Partners, Inc. — Class A	735	15,391
Dex Media, Inc.*	5,017	13,195
Safeguard Scientifics, Inc.*	725	13,043
Cinedigm Corp. — Class A*	13,629	11,312
Journal Media Group, Inc.*	479	4,450
Total Communications		5,457,716

TECHNOLOGY - 7.2%
inContact, Inc.*	9,722	100,622
Cabot Microelectronics Corp.*	1,069	50,563
Glu Mobile, Inc.*	4,437	29,994
Immersion Corp.*	2,420	26,209
Quantum Corp.*	13,039	26,208
KEYW Holding Corp.*,1	2,690	25,958
Electronics for Imaging, Inc.*	604	25,205
Sykes Enterprises, Inc.*	1,004	25,129
Convergys Corp.	1,103	25,016
TeleTech Holdings, Inc.	964	25,006
Inphi Corp.*	1,165	24,990
Vocera Communications, Inc.*	2,190	24,944
Dot Hill Systems Corp.*	3,939	24,737
MAXIMUS, Inc.	383	24,516
Aspen Technology, Inc.*	550	24,415
ExOne Co.*,1	1,767	24,226
2U, Inc.*	903	24,029

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

IGATE Corp.*	505	$24,018
Globant S.A.*	1,143	24,014
Ultratech, Inc.*	1,202	23,992
InnerWorkings, Inc.*	3,764	23,826
Rudolph Technologies, Inc.*	1,854	23,787
Nimble Storage, Inc.*	971	23,751
Computer Task Group, Inc.	2,878	23,686
Imperva, Inc.*	518	23,631
Xcerra Corp.*	2,400	23,592
Qlik Technologies, Inc.*	673	23,413
Blackbaud, Inc.	463	23,396
MTS Systems Corp.	331	23,363
Qualys, Inc.*	471	23,323
AVG Technologies N.V.*	974	23,298
Rambus, Inc.*	1,681	23,266
ExlService Holdings, Inc.*	668	22,999
Barracuda Networks, Inc.*	567	22,981
Digimarc Corp.	980	22,932
Guidance Software, Inc.*	3,920	22,893
Interactive Intelligence Group, Inc.*	520	22,870
Axcelis Technologies, Inc.*	8,989	22,652
MaxLinear, Inc. — Class A*	2,655	22,647
ACI Worldwide, Inc.*	982	22,615
Ambarella, Inc.*	309	22,604
Jive Software, Inc.*	4,199	22,591
MicroStrategy, Inc. — Class A*	124	22,582
Rosetta Stone, Inc.*	2,701	22,580
Sapiens International Corporation N.V.*	2,586	22,575
Silicon Laboratories, Inc.*	432	22,321
Manhattan Associates, Inc.*	424	22,285
EPAM Systems, Inc.*	344	22,260
OmniVision Technologies, Inc.*	795	22,177
Mentor Graphics Corp.	926	22,159
Varonis Systems, Inc.*	770	22,138
CommVault Systems, Inc.*	483	22,097
Applied Micro Circuits Corp.*	4,111	22,076
Integrated Silicon Solution, Inc.	1,190	22,075
Tyler Technologies, Inc.*	181	22,072
Silver Spring Networks, Inc.*	2,270	22,064
Insight Enterprises, Inc.*	769	22,009
Synchronoss Technologies, Inc.*	479	21,977
FleetMatics Group plc*	482	21,970
Cirrus Logic, Inc.*	650	21,957
Synaptics, Inc.*	258	21,858
PDF Solutions, Inc.*	1,206	21,792
QLogic Corp.*	1,478	21,727
Digi International, Inc.*	2,150	21,714
Entropic Communications, Inc.*	7,186	21,702
MKS Instruments, Inc.	623	21,687
SYNNEX Corp.	283	21,650
Dealertrack Technologies, Inc.*	550	21,621
QAD, Inc. — Class A	884	21,552
Photronics, Inc.*	2,457	21,548
Demandware, Inc.*	349	21,498
Audience, Inc.*	4,495	21,396
RealPage, Inc.*	1,077	21,368
Kofax Ltd.*	1,934	21,331
CEVA, Inc.*	1,030	21,321
Fairchild Semiconductor International, Inc. — Class A*	1,170	21,253
HubSpot, Inc.*	549	21,252
Emulex Corp.*	2,648	21,237
Cascade Microtech, Inc.*	1,599	21,203
InvenSense, Inc. — Class A*,1	1,419	21,171
Workiva, Inc.*	1,458	21,097
Luxoft Holding, Inc.*	407	21,095
Monolithic Power Systems, Inc.	407	21,095
Verint Systems, Inc.*	343	21,070
Monotype Imaging Holdings, Inc.	650	21,067
Virtusa Corp.*	529	21,054
Paycom Software, Inc.*	665	21,021
Entegris, Inc.*	1,579	21,016
Pegasystems, Inc.	975	21,002
Infoblox, Inc.*	887	20,898
Medidata Solutions, Inc.*	391	20,891
Engility Holdings, Inc.	748	20,847
Progress Software Corp.*	788	20,803
Five9, Inc.*	3,828	20,786
Cornerstone OnDemand, Inc.*	726	20,785
DSP Group, Inc.*	1,826	20,780
Ultimate Software Group, Inc.*	125	20,778
SPS Commerce, Inc.*	318	20,753
Cvent, Inc.*	772	20,751
Datalink Corp.*	1,793	20,727
Eastman Kodak Co.*	1,069	20,707
CSG Systems International, Inc.	711	20,704
Tangoe, Inc.*	1,513	20,698
Epiq Systems, Inc.	1,155	20,686
Exar Corp.*	2,089	20,618
Model N, Inc.*	1,754	20,610
Merge Healthcare, Inc.*	4,142	20,586
SS&C Technologies Holdings, Inc.	342	20,578
CACI International, Inc. — Class A*	233	20,560
Rubicon Technology, Inc.*,1	5,347	20,532
Microsemi Corp.*	614	20,483
Amber Road, Inc.*	2,333	20,437
Bottomline Technologies de, Inc.*	763	20,418
Cavium, Inc.*	315	20,409
Rally Software Development Corp.*	1,410	20,389
Actua Corp.*	1,408	20,374
New Relic, Inc.*	627	20,371
RealD, Inc.*	1,658	20,360
Agilysys, Inc.*	2,163	20,354
Kopin Corp.*	6,106	20,272
Take-Two Interactive Software, Inc.*	855	20,264
BroadSoft, Inc.*	640	20,250

56 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

Everyday Health, Inc.*	1,651	$20,241
Brightcove, Inc.*	2,925	20,241
Cohu, Inc.	1,933	20,239
Violin Memory, Inc.*	5,934	20,235
Mitel Networks Corp.*	2,176	20,219
Intersil Corp. — Class A	1,514	20,212
Veeco Instruments, Inc.*	684	20,185
Omnicell, Inc.*	568	20,181
IXYS Corp.	1,782	20,154
Guidewire Software, Inc.*	403	20,130
Cray, Inc.*	716	20,112
OPOWER, Inc.*	2,006	20,060
Power Integrations, Inc.	404	19,994
QuickLogic Corp.*	11,357	19,988
Benefitfocus, Inc.*	576	19,901
Cypress Semiconductor Corp.	1,494	19,900
NetScout Systems, Inc.*,1	484	19,892
Alpha & Omega Semiconductor Ltd.*	2,427	19,877
Proofpoint, Inc.*	368	19,865
Diodes, Inc.*	742	19,826
Unisys Corp.*	910	19,811
American Software, Inc. — Class A	2,039	19,799
MedAssets, Inc.*	978	19,795
Envestnet, Inc.*	386	19,786
Integrated Device Technology, Inc.*	1,087	19,773
Acxiom Corp.*	1,132	19,765
Callidus Software, Inc.*	1,597	19,723
PMC-Sierra, Inc.*	2,338	19,709
Lattice Semiconductor Corp.*	3,322	19,699
Science Applications International Corp.	393	19,689
Brooks Automation, Inc.	1,813	19,508
Micrel, Inc.	1,433	19,489
Ebix, Inc.	712	19,430
Silicon Graphics International Corp.*	2,376	19,269
SciQuest, Inc.*	1,241	19,074
Tessera Technologies, Inc.	528	19,066
Nanometrics, Inc.*	1,222	18,892
Ciber, Inc.*	5,347	18,875
FormFactor, Inc.*	2,361	18,817
PROS Holdings, Inc.*	845	18,784
ManTech International Corp. — Class A	638	18,649
Hortonworks, Inc.*	919	18,536
Constant Contact, Inc.*	530	18,471
Quality Systems, Inc.	1,182	18,433
M/A-COM Technology Solutions Holdings, Inc.*	604	18,404
Computer Programs & Systems, Inc.	351	18,368
Super Micro Computer, Inc.*	638	18,355
Syntel, Inc.*	407	18,323
Mercury Systems, Inc.*	1,325	18,298
Semtech Corp.*	784	18,259
LivePerson, Inc.*	1,937	18,208
Maxwell Technologies, Inc.*	3,163	17,713
Amkor Technology, Inc.*	2,507	17,624
Pericom Semiconductor Corp.	1,407	17,616
Castlight Health, Inc. — Class B*,1	2,317	17,447
Seachange International, Inc.*	2,591	17,386
Ultra Clean Holdings, Inc.*	2,890	17,369
Park City Group, Inc.*,1	1,529	16,590
Carbonite, Inc.*	1,479	15,145
MobileIron, Inc.*	2,393	14,406
Fair Isaac Corp.	149	13,181
Advent Software, Inc.	292	12,676
Total Technology		3,981,800

UTILITIES - 6.6%
Dynegy, Inc.*	3,664	121,901
Atlantic Power Corp.	36,829	119,694
York Water Co.	4,326	108,842
Abengoa Yield plc	3,158	107,088
Laclede Group, Inc.	2,033	105,573
Piedmont Natural Gas Company, Inc.	2,809	105,168
Middlesex Water Co.	4,590	104,514
ONE Gas, Inc.	2,459	103,204
Unitil Corp.	3,014	103,079
UIL Holdings Corp.	2,064	102,952
New Jersey Resources Corp.	3,374	102,941
Cleco Corp.	1,888	102,613
WGL Holdings, Inc.	1,861	102,374
Northwest Natural Gas Co.	2,187	102,133
PNM Resources, Inc.	3,672	102,008
El Paso Electric Co.	2,741	101,993
NRG Yield, Inc. — Class A	2,064	101,549
IDACORP, Inc.	1,683	101,535
Chesapeake Utilities Corp.	2,125	101,533
Connecticut Water Service, Inc.	2,820	101,520
Avista Corp.	3,111	101,481
Black Hills Corp.	2,055	101,291
NorthWestern Corp.	1,943	101,211
South Jersey Industries, Inc.	1,910	100,753
Portland General Electric Co.	2,864	100,698
Ormat Technologies, Inc.	2,745	100,440
American States Water Co.	2,609	100,160
California Water Service Group	4,174	99,633
MGE Energy, Inc.	2,395	99,345
SJW Corp.	3,391	99,187
Southwest Gas Corp.	1,803	99,165
ALLETE, Inc.	1,968	98,990
Empire District Electric Co.	4,177	98,452
Otter Tail Corp.	3,178	95,054
EnerNOC, Inc.*	6,102	67,427
Ameresco, Inc. — Class A*	8,871	59,613
PICO Holdings, Inc.*	806	14,516
Total Utilities		3,639,630

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Shares	Value

BASIC MATERIALS - 5.6%
Orchids Paper Products Co.	5,071	$108,977
Ring Energy, Inc.*	6,213	75,426
Stepan Co.	1,295	65,954
Koppers Holdings, Inc.	2,755	61,932
Chemtura Corp.*	2,036	61,345
Zep, Inc.	3,075	61,131
Horsehead Holding Corp.*	4,049	60,533
AK Steel Holding Corp.*	11,852	60,208
Schnitzer Steel Industries, Inc. — Class A	3,401	59,245
KMG Chemicals, Inc.	2,020	59,146
Kraton Performance Polymers, Inc.*	2,595	58,491
Noranda Aluminum Holding Corp.	17,305	57,799
US Silica Holdings, Inc.[1]	1,534	57,295
Ferro Corp.*	4,221	56,941
Commercial Metals Co.	3,422	56,805
Olin Corp.	1,921	56,727
Globe Specialty Metals, Inc.	2,813	56,035
Calgon Carbon Corp.	2,523	55,985
Kronos Worldwide, Inc.	4,145	55,750
PolyOne Corp.	1,419	55,412
Materion Corp.	1,379	55,146
Intrepid Potash, Inc.*	4,391	55,019
Rentech, Inc.*	45,844	55,013
Kaiser Aluminum Corp.	680	54,652
American Vanguard Corp.	4,987	54,408
Gold Resource Corp.[1]	16,130	54,358
Worthington Industries, Inc.	2,003	54,141
United States Lime & Minerals, Inc.	817	53,922
Hawkins, Inc.	1,359	53,613
OM Group, Inc.	1,774	53,291
Quaker Chemical Corp.	640	53,261
Landec Corp.*	3,741	53,160
Sensient Technologies Corp.	812	53,072
Stillwater Mining Co.*	3,904	52,431
Clearwater Paper Corp.*	819	52,391
Coeur Mining, Inc.*	10,032	52,367
Oil-Dri Corporation of America	1,589	52,151
Tronox Ltd. — Class A	2,487	52,103
Neenah Paper, Inc.	847	51,218
OMNOVA Solutions, Inc.*	6,404	51,168
Schweitzer-Mauduit International, Inc.	1,154	51,018
Deltic Timber Corp.	793	50,752
Hecla Mining Co.	16,804	50,748
HB Fuller Co.	1,196	49,957
Innospec, Inc.	1,141	49,862
Minerals Technologies, Inc.	732	49,578
Resolute Forest Products, Inc.*	3,204	49,406
A. Schulman, Inc.	1,163	49,369
PH Glatfelter Co.	1,963	48,682
Axiall Corp.	1,181	48,185
Innophos Holdings, Inc.	910	48,084
Balchem Corp.	917	48,069
Century Aluminum Co.*	3,588	46,249
Aceto Corp.	2,379	46,105
Shiloh Industries, Inc.*	3,785	44,020
Universal Stainless & Alloy Products, Inc.*	2,043	42,903
Total Basic Materials		3,081,009

DIVERSIFIED - 0.2%
Horizon Pharma plc*	871	24,493
HRG Group, Inc.*	1,072	13,432
Tiptree Financial, Inc. — Class A	1,985	13,379
National Bank Holdings Corp. — Class A	697	13,243
FCB Financial Holdings, Inc. — Class A*	491	13,139
Resource America, Inc. — Class A	1,446	12,349
Total Diversified		90,035

GOVERNMENT - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	400	12,708

Total Common Stocks
(Cost $50,754,625)		54,841,622

RIGHTS††† - 0.0%
Leap Wireless International, Inc.
Expires 09/17/15	3,402	8,573
Total Rights
(Cost $8,301)		8,573

SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund 0.00%	108,198	108,198
Total Short Term Investments
(Cost $108,198)		108,198

58 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2015
GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,2 - 6.3%
Repurchase Agreements
HSBC Securities, Inc. issued 04/30/15 at 0.09% due 05/01/15	$2,588,130	$2,588,130
BNP Paribas Securities Corp. issued 04/30/15 at 0.10% due 05/01/15	479,980	479,980
Barclays Capital, Inc. issued 04/30/15 at 0.08% due 05/01/15	394,920	394,920
Total Securities Lending Collateral
(Cost $3,463,030)		3,463,030

Total Investments - 106.2%
(Cost $54,334,154)		$58,421,423
Other Assets & Liabilities, net - (6.2)%		(3,414,195)
Total Net Assets - 100.0%		$55,007,228

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2015 — See Note 5.
[2]	Securities lending collateral — See Note 5.
plc — Public Limited Company
REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2015
GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF

	Shares	Value

COMMON STOCKS† - 89.9%

FINANCIAL - 37.3%
OTP Bank plc	17,772	$394,406
Commercial International Bank Egypt SAE GDR	56,516	389,959
Credicorp Ltd.	2,427	370,238
Komercni Banka AS	1,105	246,070
Emaar Properties PJSC	73,000	163,771
Powszechna Kasa Oszczednosci Bank Polski S.A.	9,939	99,415
Bancolombia S.A. ADR	2,006	90,812
Bank Central Asia Tbk PT	84,484	87,824
Ayala Land, Inc.	99,700	86,535
First Gulf Bank PJSC	18,461	76,650
Powszechny Zaklad Ubezpieczen S.A.	585	76,174
Turkiye Garanti Bankasi AS	23,270	74,697
Itau Unibanco Holding S.A. ADR	5,694	72,997
Grupo de Inversiones Suramericana S.A.	4,441	72,436
Bank Pekao S.A.	1,394	72,421
Public Bank BHD	13,200	72,199
China Construction Bank Corp.	3,492	67,347
Bank Rakyat Indonesia Persero Tbk PT	73,700	66,095
Industrial & Commercial Bank of China Ltd.	3,712	64,218
National Bank of Greece S.A. ADR*	41,615	60,758
Malayan Banking BHD	22,800	58,961
Bank Mandiri Persero Tbk PT	67,700	56,145
Siam Commercial Bank PCL	11,522	55,574
BDO Unibank, Inc.	22,065	54,010
Ayala Corp.	3,080	53,950
Banco Bradesco S.A. ADR	5,012	53,578
Sberbank of Russia ADR	8,902	53,154
Akbank TAS ADR	9,118	52,793
Bank of China Ltd.	3,047	52,104
Aldar Properties PJSC	65,500	49,219
Abu Dhabi Commercial Bank PJSC	23,000	46,777
Banco de Chile ADR	629	44,156
Grupo Financiero Banorte SAB de CV — Class O	7,609	43,333
National Bank of Abu Dhabi PJSC	14,190	42,884
Banco Santander Chile ADR	1,918	41,832
FirstRand Ltd.	8,454	40,184
Bank Zachodni WBK S.A.*	388	39,971
Standard Bank Group Ltd.	2,699	39,810
SM Prime Holdings, Inc.	91,700	38,427
Dubai Islamic Bank PJSC	20,000	37,899
CIMB Group Holdings BHD	22,800	37,771
Alpha Bank AE — Class B*	102,088	35,577
Turkiye Halk Bankasi AS	6,720	34,038
Turkiye Is Bankasi — Class C	15,097	33,973
Ping An Insurance Group Company of China Ltd.	1,169	33,597
China Overseas Land & Investment Ltd.	8,000	33,492
Bank of the Philippine Islands	14,540	33,077
Eurobank Ergasias S.A.*	217,871	32,958
China Life Insurance Company Ltd. ADR	453	32,919
Kasikornbank PCL	1,265	32,409
Sanlam Ltd.	2,251	29,488
Bank Negara Indonesia Persero Tbk PT	56,100	27,807
Piraeus Bank S.A.*	60,933	27,038
Corporation Financiera Colombiana S.A.	1,639	26,160
Fubon Financial Holding Company Ltd.	11,788	25,441
mBank S.A.*	196	25,329
Shinhan Financial Group Company Ltd. ADR	593	24,882
Dubai Financial Market PJSC	41,500	24,744
VTB Bank OJSC GDR	9,475	23,536
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	19,991	23,091
Evergrande Real Estate Group Ltd.	24,272	23,016
AMMB Holdings BHD	12,500	22,778
Cielo S.A.	1,629	22,415
PICC Property & Casualty Company Ltd. — Class H	10,000	22,242
Cathay Financial Holding Company Ltd.	12,486	21,893
KB Financial Group, Inc. ADR	553	21,086
Agricultural Bank of China Ltd. ADR	1,478	20,840
Yapi ve Kredi Bankasi AS	13,135	20,573
Corpbanca S.A. ADR	1,173	19,882
Bangkok Bank PCL	3,541	19,872
Banco de Credito e Inversiones	396	19,742
Banco Bradesco ADR	1,845	19,483
Turkiye Vakiflar Bankasi TAO — Class D	10,836	19,240
CTBC Financial Holding Company Ltd.	24,403	19,044
Mega Financial Holding Company Ltd.	20,956	18,680
Shin Kong Financial Holding Company Ltd.	56,478	18,349
Fibra Uno Administracion S.A. de CV	7,208	17,962
Krung Thai Bank PCL	29,597	17,957
BB Seguridade Participacoes S.A.	1,534	17,748
Shanghai Industrial Holdings Ltd.	4,432	17,725
Grupo Financiero Inbursa SAB de CV — Class O	7,208	17,188
Nedbank Group Ltd.	789	16,945
Hana Financial Group, Inc.	569	16,826
RMB Holdings Ltd.	2,783	16,694
Barclays Africa Group Ltd.	1,009	16,083
Taiwan Business Bank*	48,000	15,830
Central Pattana PCL	12,414	15,816
Hong Leong Bank BHD	4,000	15,814
Banco do Brasil S.A.	1,754	15,260
Taiwan Cooperative Financial Holding Company Ltd.	28,000	15,131
China Pacific Insurance Group Company Ltd. — Class H	2,600	14,189
Samsung Securities Company Ltd.	232	14,175
Yuanta Financial Holding Company Ltd.	24,169	14,087
E.Sun Financial Holding Company Ltd.	20,449	14,022
Country Garden Holdings Company Ltd.	24,940	13,514
Growthpoint Properties Ltd.	5,666	13,227
Redefine Properties Ltd.	13,063	13,176

60 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF

	Shares	Value

First Financial Holding Company Ltd.	20,327	$12,810
Bank of Communications Company Ltd. — Class H	12,444	12,795
China Merchants Bank Company Ltd. — Class H	4,204	12,719
SinoPac Financial Holdings Company Ltd.	28,000	12,708
Daewoo Securities Company Ltd.	793	12,465
China Development Financial Holding Corp.	29,000	12,120
Samsung Fire & Marine Insurance Company Ltd.	44	11,595
China CITIC Bank Corporation Ltd. — Class H	12,520	11,387
Grupo Financiero Santander Mexico SAB de CV ADR	1,117	11,360
Hua Nan Financial Holdings Company Ltd.	16,793	10,336
Yuexiu Property Company Ltd.	40,000	9,805
Shimao Property Holdings Ltd.	4,108	9,731
NH Investment & Securities Company Ltd.	685	9,553
Hyundai Marine & Fire Insurance Company Ltd.	356	9,498
China Life Insurance Company Ltd.	8,642	9,171
China Minsheng Banking Corporation Ltd. — Class H	6,175	9,066
BNK Financial Group, Inc.	513	7,681
Taishin Financial Holding Company Ltd.	16,420	7,533
Longfor Properties Company Ltd.	4,232	7,371
Industrial Bank of Korea	481	6,641
SOHO China Ltd.	8,424	6,401
Chang Hwa Commercial Bank Ltd.	8,926	5,465
Total Financial		5,133,825

COMMUNICATIONS - 9.2%
Naspers Ltd.	793	125,080
America Movil SAB de CV — Class L ADR	4,994	104,324
Tencent Holdings Ltd.	4,205	86,707
Philippine Long Distance Telephone Co. ADR	1,305	84,094
Global Telecom Holding SAE GDR*	35,973	78,780
China Mobile Ltd. ADR	1,025	73,216
MTN Group Ltd.	3,464	70,734
Telekomunikasi Indonesia Persero Tbk PT	325,500	65,664
Hellenic Telecommunications Organization S.A.*	6,868	62,337
Grupo Televisa SAB ADR*	1,546	56,290
Advanced Info Service PCL	7,548	54,953
O2 Czech Republic AS	5,642	46,260
Turkcell Iletisim Hizmetleri AS ADR	3,412	37,737
DiGi.com BHD	16,900	28,519
Axiata Group BHD	14,100	26,684
Mobile Telesystems OJSC ADR	1,982	23,943
Chunghwa Telecom Company Ltd. ADR	689	22,172
NAVER Corp.	36	21,828
Orange Polska S.A.	7,713	21,798
True Corporation PCL*	57,200	21,169
Maxis BHD	9,300	18,122
Turk Telekomunikasyon AS	5,895	16,285
Telefonica Brasil S.A. ADR	989	16,239
Cyfrowy Polsat S.A.	2,211	15,389
China Unicom Hong Kong Ltd. ADR	789	14,825
Telekom Malaysia BHD	6,900	14,356
China Telecom Corporation Ltd. ADR	164	12,166
Vodacom Group Ltd.	909	11,372
Rostelecom OJSC ADR	921	8,667
Samsung SDI Company Ltd.	72	8,060
MegaFon OAO GDR	368	6,256
Tim Participacoes S.A. ADR	380	5,974
Sistema JSFC GDR	621	4,689
Total Communications		1,264,689

ENERGY - 8.3%
MOL Hungarian Oil & Gas plc	3,268	181,767
Gazprom OAO ADR	23,495	139,185
Lukoil OAO ADR	2,066	105,780
Ecopetrol S.A. ADR[1]	4,421	75,688
PTT PCL	6,767	73,079
Polski Koncern Naftowy Orlen S.A.	3,272	62,084
Sasol Ltd. ADR	1,101	44,315
NovaTek OAO GDR	388	37,713
Polskie Gornictwo Naftowe i Gazownictwo S.A.	20,199	36,378
Tatneft OAO ADR	989	33,962
PTT Exploration & Production PCL	9,522	33,796
China Petroleum & Chemical Corp. ADR	344	32,498
Petroleo Brasileiro S.A. ADR*	3,596	31,213
Tupras Turkiye Petrol Rafinerileri AS*	1,265	30,689
KOC Holding AS	1,297	30,220
CNOOC Ltd. ADR	172	29,455
PetroChina Company Ltd. ADR	208	26,815
Petroleo Brasileiro S.A. ADR*,1	2,611	24,805
Rosneft OAO GDR	4,926	24,334
Surgutneftegas OAO ADR	3,284	23,809
GS Holdings Corp.	304	14,236
SapuraKencana Petroleum BHD	17,600	13,145
China Shenhua Energy Company Ltd.	1,117	11,561
SK Innovation Company Ltd.*	96	10,567
SK Holdings Company Ltd.	56	9,664
China Longyuan Power Group Corporation Ltd. — Class H	5,000	6,231
Total Energy		1,142,989

CONSUMER, NON-CYCLICAL - 8.0%
Richter Gedeon Nyrt	11,073	186,648
DP World Ltd.	3,493	80,618
Universal Robina Corp.	12,330	60,308
JG Summit Holdings, Inc.	35,920	57,675
Ambev S.A. ADR	9,106	57,641
Magnit PJSC GDR	1,029	56,749
Fomento Economico Mexicano SAB de CV ADR	585	52,936
BIM Birlesik Magazalar AS	2,130	39,413

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF

	Shares	Value

Cencosud S.A.	14,797	$38,339
Unilever Indonesia Tbk PT	11,000	36,150
BRF S.A. ADR	1,293	27,761
International Container Terminal Services, Inc.	11,090	27,395
Aspen Pharmacare Holdings Ltd.*	801	24,252
Kalbe Farma Tbk PT	157,500	21,810
IHH Healthcare BHD	12,800	21,276
Cia Cervecerias Unidas S.A. ADR	949	20,755
Bidvest Group Ltd.	765	20,646
IOI Corporation BHD	14,900	18,157
Bangkok Dusit Medical Services PCL — Class F	28,432	17,422
Anadolu Efes Biracilik Ve Malt Sanayii AS*	2,046	17,208
Shoprite Holdings Ltd.	1,081	15,645
Kuala Lumpur Kepong BHD	2,500	15,541
Indofood Sukses Makmur Tbk PT	29,300	15,257
Charoen Pokphand Indonesia Tbk PT	66,500	14,544
Gudang Garam Tbk PT	3,700	14,272
Grupo Bimbo SAB de CV*	5,206	13,963
Coca-Cola Icecek AS	817	13,850
Charoen Pokphand Foods PCL	20,423	13,816
Want Want China Holdings Ltd.	12,312	13,517
Uni-President Enterprises Corp.	8,017	13,167
Cia Brasileira de Distribuicao ADR	384	12,879
KT&G Corp.	144	12,775
Mediclinic International Ltd.	1,137	11,996
Tiger Brands Ltd.	412	10,682
Coca-Cola Femsa SAB de CV ADR	124	9,908
Life Healthcare Group Holdings Ltd.	2,687	9,172
Celltrion, Inc.*	25	1,999
Total Consumer, Non-cyclical		1,096,142

BASIC MATERIALS - 6.0%
Southern Copper Corp.	5,879	191,538
Cia de Minas Buenaventura S.A.A. ADR	6,295	70,378
KGHM Polska Miedz S.A.	1,482	51,924
MMC Norilsk Nickel OJSC ADR	2,170	40,753
Empresas CMPC S.A.	14,364	40,300
Grupo Mexico SAB de CV	11,613	35,805
PTT Global Chemical PCL	13,211	25,748
Vale S.A. ADR	4,001	24,206
Eregli Demir ve Celik Fabrikalari TAS	14,312	24,075
Sociedad Quimica y Minera de Chile S.A. ADR	1,053	22,998
Vale S.A. ADR[1]	2,887	22,172
POSCO ADR	360	21,269
Formosa Plastics Corp.	8,240	21,228
Ultrapar Participacoes S.A. ADR	917	20,944
Petronas Chemicals Group BHD	12,500	20,602
Fibria Celulose S.A. ADR	1,470	20,595
Nan Ya Plastics Corp.	8,090	19,944
China Steel Corp.	20,934	17,601
Uralkali PJSC GDR	1,081	16,010
LG Chem Ltd.	60	15,280
Hyundai Steel Co.	204	14,976
Severstal PAO GDR	973	10,781
Formosa Chemicals & Fibre Corp.	4,180	10,673
CITIC Ltd.	5,000	10,024
AngloGold Ashanti Ltd. ADR*	877	9,936
Gerdau S.A. ADR	2,799	9,405
Jiangxi Copper Company Ltd. — Class H	4,444	9,219
Braskem S.A. ADR	1,049	8,707
Gold Fields Ltd. ADR	1,698	7,760
Korea Zinc Company Ltd.	16	7,127
Total Basic Materials		821,978

CONSUMER, CYCLICAL - 6.0%
SACI Falabella	10,848	84,618
Astra International Tbk PT	124,100	65,580
OPAP S.A.	5,983	53,299
SM Investments Corp.	2,361	47,745
CP ALL PCL	32,361	41,230
Almacenes Exito S.A.	3,816	40,647
Wal-Mart de Mexico SAB de CV	16,018	37,790
Latam Airlines Group S.A. ADR*	3,784	36,212
Steinhoff International Holdings Ltd.	5,382	34,022
Hyundai Motor Co.	180	28,376
Jollibee Foods Corp.	6,330	28,288
FF Group*	901	27,159
JUMBO S.A.	2,623	27,011
Genting BHD	9,700	23,831
Kia Motors Corp.	449	20,775
Genting Malaysia BHD	16,500	19,921
Hyundai Mobis Company Ltd.	88	19,414
Matahari Department Store Tbk PT	14,100	19,036
Great Wall Motor Company Ltd. — Class H	2,468	18,834
Woolworths Holdings Limited/South Africa	2,459	18,411
Turk Hava Yollari AO*	5,286	17,547
LPP S.A.	8	16,957
Dongfeng Motor Group Company Ltd. — Class H	10,000	16,694
Mr Price Group Ltd.	585	12,445
Cheng Shin Rubber Industry Company Ltd.	4,199	10,064
Far Eastern New Century Corp.	8,852	9,741
LG Corp.	156	9,706
Samsung C&T Corp.	172	9,178
Shinsegae Company Ltd.	40	7,519
Kangwon Land, Inc.	216	7,385
Lotte Shopping Company Ltd.	24	5,799
Hankook Tire Company Ltd.	112	4,712
Total Consumer, Cyclical		819,946

UTILITIES - 5.9%
CEZ AS	11,649	302,430
Enersis S.A. ADR	4,537	80,621
Empresa Nacional de Electricidad S.A. ADR	1,265	58,342
Tenaga Nasional BHD	12,800	51,610
PGE Polska Grupa Energetyczna S.A.	8,618	49,548
Colbun S.A.	98,235	29,720

62 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF

	Shares	Value

Aboitiz Power Corp.	30,000	$28,935
Perusahaan Gas Negara Persero Tbk PT	82,848	26,204
Energy Development Corp.	143,000	26,012
Interconexion Electrica S.A. ESP	7,036	23,457
Petronas Gas BHD	3,600	22,966
Public Power Corporation S.A.*	3,116	20,915
Aguas Andinas S.A. — Class A	32,933	19,480
Energa S.A.	2,687	18,620
Tauron Polska Energia S.A.	12,670	16,921
Cia Energetica de Minas Gerais ADR	2,178	10,716
CPFL Energia S.A. ADR	752	9,795
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,317	7,757
RusHydro JSC ADR	5,666	6,856
Total Utilities		810,905

INDUSTRIAL - 3.4%
Hon Hai Precision Industry Company Ltd.	16,000	48,064
Grupo Argos S.A.	5,366	41,817
Cemex SAB de CV ADR*	3,811	36,658
Cementos Argos S.A.	7,633	32,191
Titan Cement Company S.A.	1,241	31,289
Airports of Thailand PCL	3,200	28,151
Semen Indonesia Persero Tbk PT	24,076	23,217
Delta Electronics, Inc.	3,680	22,229
Indocement Tunggal Prakarsa Tbk PT	11,672	18,909
Arabtec Holding PJSC*	23,000	18,535
Gamuda BHD	12,000	17,621
Cemex Latam Holdings S.A.*	3,096	17,160
MISC BHD	6,000	15,415
BTS Group Holdings PCL	52,460	14,720
Taiwan Cement Corp.	8,296	11,810
Embraer S.A. ADR	368	11,474
LG Electronics, Inc.	200	11,269
China National Building Material Company Ltd. — Class H	8,768	10,678
China Everbright International Ltd.	5,000	9,366
Hyundai Heavy Industries Company Ltd.*	68	8,881
LG Display Company Ltd. ADR	637	8,803
Orascom Construction Industries SAE GDR*	434	8,680
Hyundai Engineering & Construction Company Ltd.	152	7,359
China Communications Construction Company Ltd. — Class H	4,012	7,340
Asia Cement Corp.	4,201	5,322
Total Industrial		466,958

TECHNOLOGY - 3.4%
Samsung Electronics Company Ltd.GDR[2]	248	163,307
Taiwan Semiconductor Manufacturing Company Ltd. ADR	6,523	159,422
MediaTek, Inc.	4,000	51,590
SK Hynix, Inc.	701	30,178
Quanta Computer, Inc.	5,000	12,571
Advanced Semiconductor Engineering, Inc. ADR	1,626	11,594
United Microelectronics Corp. ADR	3,360	8,131
Siliconware Precision Industries Company Ltd. ADR	941	7,632
Innolux Corp.	12,820	6,656
Inotera Memories, Inc.*	5,000	5,804
SK C&C Company Ltd.	24	5,698
Total Technology		462,583

DIVERSIFIED - 2.1%
Empresas COPEC S.A.	5,366	61,596
Siam Cement PCL	2,400	39,169
Sime Darby BHD	14,000	35,614
Aboitiz Equity Ventures, Inc.	27,830	35,405
Haci Omer Sabanci Holding AS	9,106	33,256
Remgro Ltd.	1,185	26,235
Alfa SAB de CV — Class A	8,410	17,054
IJM Corporation BHD	8,100	16,671
CJ Corp.	60	10,690
LS Corp.	144	7,267
Total Diversified		282,957

CONSUMER STAPLES - 0.1%
Kimberly-Clark de Mexico, SAB de CV1	929	10,274
JBS S.A.	837	8,521
Total Consumer Staples		18,795

CONSUMER DISCRETIONARY - 0.1%
Kroton Educational S.A.	3,092	11,008
Estacio Participacoes S.A.	1,037	6,564
Total Consumer Discretionary		17,572

MATERIALS - 0.1%
Impala Platinum Holdings Ltd.*	1,502	8,261

Total Common Stocks
(Cost $11,659,146)		12,347,600

PREFERRED STOCKS† - 0.8%
Grupo Aval Acciones y Valores S.A.*	67,208	33,889
Grupo de Inversiones Suramericana	1,966	29,085
Samsung Electronics Company, Ltd.*	24	24,403
Banco Davivienda S.A.*	1,934	22,325
Hyundai Motor Co.*	56	6,373
Total Preferred Stocks
(Cost $114,112)		116,075

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF

	Shares	Value

EXCHANGE-TRADED FUNDS† - 8.6%
iShares MSCI India ETF	18,294	$537,570
iShares MSCI Qatar Capped ETF[1]	22,635	529,659
Market Vectors Egypt Index ETF	2,186	116,273
Total Exchange-Traded Funds
(Cost $1,246,947)		1,183,502

SHORT TERM INVESTMENTS† - 0.4%
Federated U.S. Treasury Cash Reserve Fund 0.00%	49,262	49,262
Total Short Term Investments
(Cost $49,262)		49,262

	Face Amount

SECURITIES LENDING COLLATERAL††,3 - 1.4%
Repurchase Agreements
HSBC Securities, Inc. issued 04/30/15 at 0.09% due 05/01/15	$141,379	141,379
BNP Paribas Securities Corp. issued 04/30/15 at 0.10% due 05/01/15	26,219	26,219
Barclays Capital, Inc. issued 04/30/15 at 0.08% due 05/01/15	21,573	21,573
Total Securities Lending Collateral
(Cost $189,171)		189,171

Total Investments - 101.1%
(Cost $13,258,638)		$13,885,610
Other Assets & Liabilities, net - (1.1)%		(145,585)
Total Net Assets - 100.0%		$13,740,025

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2015 — See Note 5.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $163,307 (cost $148,826), or 1.2% of total net assets.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
plc — Public Limited Company

64 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2015
GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF

INVESTMENT CONCENTRATION

At April 30, 2015, the investment diversification of the Fund by country was as follows:

Country	% of Total Investments
United States	9.0%
China	6.3%
Hungary	5.6%
Taiwan, Province of China	5.2%
Republic of Korea	4.9%
Philippines	4.8%
Mexico	4.8%
South Africa	4.7%
Chile	4.5%
Russian Federation	4.5%
Poland	4.4%
Czech Republic	4.3%
Malaysia	4.3%
Indonesia	4.1%
Brazil	4.0%
United Arab Emirates	3.9%
Turkey	3.8%
Thailand	3.7%
Colombia	3.7%
Egypt	3.5%
Peru	3.2%
Greece	2.8%
Total Investments	100.0%

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2015
GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

	Shares	Value

COMMON STOCKS† - 99.9%

RETAIL-APPAREL/SHOE - 6.9%
PVH Corp.	24,230	$2,504,170
L Brands, Inc.	25,913	2,315,586
The Gap, Inc.	57,321	2,272,204
Ross Stores, Inc.	22,231	2,198,201
Coach, Inc.	57,169	2,184,427
Urban Outfitters, Inc.*	52,591	2,105,744
Total Retail-Apparel/Shoe		13,580,332

RETAIL-RESTAURANTS - 6.1%
Yum! Brands, Inc.	30,419	2,614,817
Starbucks Corp.	50,546	2,506,071
Darden Restaurants, Inc.	37,362	2,382,575
McDonald’s Corp.	24,468	2,362,385
Chipotle Mexican Grill, Inc. — Class A*	3,494	2,170,962
Total Retail-Restaurants		12,036,810

APPAREL MANUFACTURERS - 5.9%
Ralph Lauren Corp. — Class A	18,133	2,419,123
Under Armour, Inc. — Class A*	31,001	2,404,127
VF Corp.	32,327	2,341,445
Michael Kors Holdings Ltd.*	36,416	2,252,694
Hanesbrands, Inc.	72,298	2,247,022
Total Apparel Manufacturers		11,664,411

E-COMMERCE/SERVICES - 5.2%
Netflix, Inc.*	5,377	2,992,301
Priceline Group, Inc.*	2,035	2,518,943
Expedia, Inc.	25,833	2,434,244
TripAdvisor, Inc.*	28,571	2,299,680
Total E-Commerce/Services		10,245,168

CABLE/SATELLITE TV - 5.0%
Cablevision Systems Corp. — Class A	132,007	2,637,500
DIRECTV*	27,677	2,510,442
Time Warner Cable, Inc.	15,213	2,365,926
Comcast Corp. — Class A	39,927	2,306,184
Total Cable/Satellite TV		9,820,052

MULTIMEDIA - 4.8%
Walt Disney Co.	22,150	2,408,148
Viacom, Inc. — Class B	34,605	2,403,317
Time Warner, Inc.	28,036	2,366,519
Twenty-First Century Fox, Inc. — Class A	69,299	2,361,710
Total Multimedia		9,539,694

RETAIL-DISCOUNT - 4.7%
Target Corp.	29,775	2,347,163
Family Dollar Stores, Inc.	29,730	2,323,102
Dollar General Corp.	31,729	2,307,016
Dollar Tree, Inc.*	28,782	2,199,233
Total Retail-Discount		9,176,514

AUTO/TRUCK PARTS & EQUIPMENTS - 3.7%
Delphi Automotive plc	30,698	2,547,934
Johnson Controls, Inc.	48,292	2,432,951
BorgWarner, Inc.	40,097	2,373,742
Total Auto/Truck Parts & Equipments		7,354,627

HOTELS & MOTELS - 3.6%
Starwood Hotels & Resorts Worldwide, Inc.	29,190	2,508,880
Marriott International, Inc. — Class A	28,723	2,299,276
Wyndham Worldwide Corp.	26,314	2,247,216
Total Hotels & Motels		7,055,372

BUILDINGS-RESIDENTIAL/COMMERCIAL - 3.4%
DR Horton, Inc.	89,473	2,272,615
Lennar Corp. — Class A	47,918	2,194,644
PulteGroup, Inc.	111,997	2,161,542
Total Buildings-Residential/Commercial		6,628,801

TOYS - 2.7%
Hasbro, Inc.	38,822	2,748,210
Mattel, Inc.	94,153	2,651,348
Total Toys		5,399,558

RETAIL-AUTOMOBILE - 2.5%
CarMax, Inc.*	37,232	2,535,871
AutoNation, Inc.*	38,316	2,358,350
Total Retail-Automobile		4,894,221

RETAIL-AUTO PARTS - 2.5%
O’Reilly Automotive, Inc.*	11,214	2,442,746
AutoZone, Inc.*	3,602	2,422,921
Total Retail-Auto Parts		4,865,667

DISTRIBUTION/WHOLESALE - 2.4%
Fossil Group, Inc.*	29,402	2,469,180
Genuine Parts Co.	24,955	2,242,207
Total Distribution/Wholesale		4,711,387

RETAIL-REGIONAL DEPARTMENT STORES - 2.4%
Macy’s, Inc.	37,210	2,404,882
Kohl’s Corp.	31,815	2,279,545
Total Retail-Regional Department Stores		4,684,427

BROADCAST SERVICES/PROGRAM - 2.4%
Scripps Networks Interactive, Inc. — Class A	32,784	2,290,289
Discovery Communications, Inc. — Class C*	48,737	1,473,320
Discovery Communications, Inc. — Class A*	26,482	856,958
Total Broadcast Services/Program		4,620,567

ADVERTISING AGENCIES - 2.3%
Omnicom Group, Inc.	30,595	2,317,877
Interpublic Group of Companies, Inc.	109,453	2,281,001
Total Advertising Agencies		4,598,878

66 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

	Shares	Value

PUBLISHING-NEWSPAPERS - 2.3%
Gannett Company, Inc.	66,299	$2,275,381
News Corp. — Class A*	141,174	2,227,726
Total Publishing-Newspapers		4,503,107

AUTO-CARS/LIGHT TRUCKS - 2.3%
Ford Motor Co.	145,531	2,299,390
General Motors Co.	61,962	2,172,388
Total Auto-Cars/Light Trucks		4,471,778

RETAIL-MAJOR DEPARTMENT STORES - 2.3%
TJX Companies, Inc.	34,675	2,237,924
Nordstrom, Inc.	29,339	2,216,855
Total Retail-Major Department Stores		4,454,779

RETAIL-BUILDING PRODUCTS - 2.2%
Home Depot, Inc.	20,533	2,196,621
Lowe’s Companies, Inc.	31,791	2,189,128
Total Retail-Building Products		4,385,749

CRUISE LINES - 2.2%
Carnival Corp.	52,008	2,286,792
Royal Caribbean Cruises Ltd.	30,400	2,069,024
Total Cruise Lines		4,355,816

E-COMMERCE/PRODUCTS - 1.4%
Amazon.com, Inc.*	6,362	2,683,364

RUBBER-TIRES - 1.3%
Goodyear Tire & Rubber Co.	93,428	2,650,085

ATHLETIC FOOTWEAR - 1.2%
NIKE, Inc. — Class B	24,605	2,431,958

TELEVISION - 1.2%
CBS Corp. — Class B	38,695	2,404,120

RETAIL-JEWELRY - 1.2%
Tiffany & Co.	27,481	2,404,038

RETAIL-OFFICE SUPPLIES - 1.2%
Staples, Inc.	147,257	2,403,234

AUDIO/VIDEO PRODUCTS - 1.2%
Harman International Industries, Inc.	18,094	2,359,096

RETAIL-GARDENING PRODUCTS - 1.2%
Tractor Supply Co.	27,330	2,352,020

HOME DECORATION PRODUCTS - 1.2%
Newell Rubbermaid, Inc.	61,077	2,328,866

TEXTILE-HOME FURNISHINGS - 1.2%
Mohawk Industries, Inc.*	13,200	2,290,200

MOTORCYCLE/MOTOR SCOOTER - 1.1%
Harley-Davidson, Inc.	40,094	2,253,684

COMMERCIAL SERVICES-FINANCE - 1.1%
H&R Block, Inc.	74,116	2,241,268

RETAIL-COMPUTER EQUIPMENTS - 1.1%
GameStop Corp. — Class A1	57,928	2,232,545

ELECTRONIC COMPONENTS-MISCELLANEOUS - 1.1%
Garmin Ltd.	49,118	2,219,642

RETAIL-BEDDING - 1.1%
Bed Bath & Beyond, Inc.*	31,304	2,205,680

DIVERSIFIED MANUFACTURING OPERATIONS - 1.1%
Leggett & Platt, Inc.	51,851	2,202,112

APPLIANCES - 1.1%
Whirlpool Corp.	11,929	2,094,732

CASINO HOTELS - 1.1%
Wynn Resorts Ltd.	18,554	2,060,793

RETAIL-CONSUMER ELECTRONICS - 1.0%
Best Buy Company, Inc.	58,169	2,015,556

Total Common Stocks
(Cost $183,383,007)		196,880,708

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund 0.00%	130,268	130,268
Total Short Term Investments
(Cost $130,268)		130,268

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2015
GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,2 - 1.1%
Repurchase Agreements
HSBC Securities, Inc. issued 04/30/15 at 0.09% due 05/01/15	$1,692,298	$1,692,298
BNP Paribas Securities Corp. issued 04/30/15 at 0.10% due 05/01/15	313,844	313,844
Barclays Capital, Inc. issued 04/30/15 at 0.08% due 05/01/15	258,226	258,226
Total Securities Lending Collateral
(Cost $2,264,368)		2,264,368

Total Investments - 101.1%
(Cost $185,777,643)		$199,275,344
Other Assets & Liabilities, net - (1.1)%		(2,230,928)
Total Net Assets - 100.0%		$197,044,416

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2015 — See Note 5.
[2]	Securities lending collateral — See Note 5.
plc — Public Limited Company

68 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2015
GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER STAPLES ETF

	Shares	Value

COMMON STOCKS† - 99.7%

FOOD-MISCELLANEOUS/DIVERSIFIED - 19.9%
Kraft Foods Group, Inc.	112,273	$9,515,136
Mondelez International, Inc. — Class A	200,569	7,695,833
ConAgra Foods, Inc.	203,936	7,372,286
General Mills, Inc.	132,723	7,344,891
McCormick & Company, Inc.	96,159	7,240,773
Kellogg Co.	111,370	7,053,062
Campbell Soup Co.	152,692	6,826,859
Total Food-Miscellaneous/Diversified		53,048,840

BEVERAGES-NON-ALCOHOLIC - 13.2%
Coca-Cola Enterprises, Inc.	165,390	7,344,969
Coca-Cola Co.	173,429	7,034,280
Monster Beverage Corp.*	51,088	7,004,676
PepsiCo, Inc.	73,383	6,980,191
Dr Pepper Snapple Group, Inc.	90,255	6,731,218
Total Beverages-Non-alcoholic		35,095,334

TOBACCO - 10.8%
Philip Morris International, Inc.	89,137	7,440,265
Reynolds American, Inc.	99,062	7,261,245
Lorillard, Inc.	103,399	7,223,454
Altria Group, Inc.	134,688	6,741,134
Total Tobacco		28,666,098

COSMETICS & TOILETRIES - 7.7%
Estee Lauder Companies, Inc. — Class A	85,950	6,986,876
Colgate-Palmolive Co.	101,104	6,802,277
Procter & Gamble Co.	84,583	6,725,194
Total Cosmetics & Toiletries		20,514,347

FOOD-MEAT PRODUCTS - 5.3%
Tyson Foods, Inc. — Class A	184,971	7,306,354
Hormel Foods Corp.	125,279	6,808,914
Total Food-Meat Products		14,115,268

BEVERAGES-WINE/SPIRITS - 5.2%
Brown-Forman Corp. — Class B	78,094	7,046,422
Constellation Brands, Inc. — Class A	59,443	6,891,821
Total Beverages-Wine/Spirits		13,938,243

CONSUMER PRODUCTS-MISCELLANEOUS - 5.2%
Kimberly-Clark Corp.	65,427	7,176,688
Clorox Co.	63,634	6,751,567
Total Consumer Products-Miscellaneous		13,928,255

FOOD-CONFECTIONERY - 5.1%
JM Smucker Co.	62,343	7,226,801
Hershey Co.	69,300	6,370,056
Total Food-Confectionery		13,596,857

RETAIL-DRUG STORE - 5.1%
Walgreens Boots Alliance, Inc.	82,675	6,856,238
CVS Health Corp.	67,029	6,655,309
Total Retail-Drug Store		13,511,547

RETAIL-DISCOUNT - 5.0%
Costco Wholesale Corp.	46,365	6,632,513
Wal-Mart Stores, Inc.	84,514	6,596,318
Total Retail-Discount		13,228,831

FOOD-RETAIL - 4.6%
Kroger Co.	90,657	6,247,174
Whole Foods Market, Inc.	127,680	6,097,997
Total Food-Retail		12,345,171

AGRICULTURAL OPERATIONS - 2.7%
Archer-Daniels-Midland Co.	149,494	7,307,267

BREWERY - 2.5%
Molson Coors Brewing Co. — Class B	92,213	6,778,578

VITAMINS & NUTRITION PRODUCTS - 2.5%
Mead Johnson Nutrition Co. — Class A	69,632	6,679,101

FOOD-WHOLESALE/DISTRIBUTION - 2.5%
Sysco Corp.	179,454	6,645,182

COFFEE - 2.4%
Keurig Green Mountain, Inc.	55,508	6,459,466

Total Common Stocks
(Cost $244,871,457)		265,858,385

SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund 0.00%	477,681	477,681
Total Short Term Investments
(Cost $477,681)		477,681

Total Investments - 99.9%
(Cost $245,349,138)		$266,336,066
Other Assets & Liabilities, net - 0.1%		282,190
Total Net Assets - 100.0%		$266,618,256

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2015
GUGGENHEIM S&P 500® EQUAL WEIGHT ENERGY ETF

	Shares	Value

COMMON STOCKS† - 99.9%

OIL COMPANY-EXPLORATION & PRODUCTION - 41.9%
Range Resources Corp.	80,944	$5,144,801
Southwestern Energy Co.*	164,025	4,597,621
Newfield Exploration Co.*	116,897	4,587,038
Cabot Oil & Gas Corp. — Class A	130,367	4,409,012
Anadarko Petroleum Corp.	46,744	4,398,610
Devon Energy Corp.	63,534	4,333,654
Equities Corp.	48,088	4,325,035
Cimarex Energy Co.	34,340	4,271,896
EOG Resources, Inc.	42,930	4,247,924
Apache Corp.	61,756	4,224,110
Noble Energy, Inc.	83,260	4,222,947
Chesapeake Energy Corp.[1]	265,648	4,189,269
Pioneer Natural Resources Co.	23,707	4,096,095
Hess Corp.	53,127	4,085,466
QEP Resources, Inc.	179,994	4,049,865
ConocoPhillips	59,472	4,039,338
Occidental Petroleum Corp.	50,328	4,031,273
Total Oil Company-Exploration & Production		73,253,954

OIL & GAS DRILLING - 13.6%
Transocean Ltd.[1]	269,553	5,072,987
Ensco plc — Class A	179,174	4,887,867
Noble Corporation plc[1]	270,350	4,679,759
Diamond Offshore Drilling, Inc.[1]	137,249	4,593,724
Helmerich & Payne, Inc.	58,666	4,574,188
Total Oil & Gas Drilling		23,808,525

PIPELINES - 9.2%
Williams Companies, Inc.	79,452	4,067,149
Spectra Energy Corp.	108,461	4,040,172
Kinder Morgan, Inc.	91,831	3,944,141
ONEOK, Inc.	81,700	3,929,770
Total Pipelines		15,981,232

OIL COMPANY-INTEGRATED - 9.1%
Marathon Oil Corp.	142,199	4,422,389
Chevron Corp.	36,074	4,006,378
Exxon Mobil Corp.	43,708	3,818,768
Murphy Oil Corp.	78,280	3,726,911
Total Oil Company-Integrated		15,974,446

OIL REFINING & MARKETING - 8.5%
Phillips 66	49,115	3,895,311
Marathon Petroleum Corp.	38,109	3,756,404
Tesoro Corp.	42,511	3,648,719
Valero Energy Corp.	62,632	3,563,761
Total Oil Refining & Marketing		14,864,195

OIL FIELD MACHINERY & EQUIPMENT - 7.5%
Cameron International Corp.*	85,234	4,672,527
FMC Technologies, Inc.*	99,996	4,409,824
National Oilwell Varco, Inc.	74,709	4,064,917
Total Oil Field Machinery & Equipment		13,147,268

OIL-FIELD SERVICES - 7.5%
Halliburton Co.	91,238	4,466,099
Schlumberger Ltd.	45,583	4,312,608
Baker Hughes, Inc.	62,273	4,263,210
Total Oil-Field Services		13,041,917

COAL - 2.6%
CONSOL Energy, Inc.	138,024	4,483,020

Total Common Stocks
(Cost $189,864,832)		174,554,557

	Face Amount

SECURITIES LENDING COLLATERAL††,2 - 9.2%
Repurchase Agreements
HSBC Securities, Inc. issued 04/30/15 at 0.09% due 05/01/15	$12,057,107	12,057,107
BNP Paribas Securities Corp. issued 04/30/15 at 0.10% due 05/01/15	2,236,045	2,236,045
Barclays Capital, Inc. issued 04/30/15 at 0.08% due 05/01/15	1,839,783	1,839,783
Total Securities Lending Collateral
(Cost $16,132,935)		16,132,935

Total Investments - 109.1%
(Cost $205,997,767)		$190,687,492
Other Assets & Liabilities, net - (9.1)%		(15,979,740)
Total Net Assets - 100.0%		$174,707,752

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2015 — See Note 5.
[2]	Securities lending collateral — See Note 5.
plc — Public Limited Company

70 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2015
GUGGENHEIM S&P 500® EQUAL WEIGHT FINANCIALS ETF

	Shares	Value

COMMON STOCKS† - 99.9%

MULTI-LINE INSURANCE - 11.7%
Genworth Financial, Inc. — Class A*	277,552	$2,439,681
Loews Corp.	51,091	2,127,428
XL Group plc — Class A	56,370	2,090,200
American International Group, Inc.	36,888	2,076,426
Assurant, Inc.	33,325	2,048,155
Allstate Corp.	29,330	2,043,128
MetLife, Inc.	39,729	2,037,700
Hartford Financial Services Group, Inc.	48,514	1,977,916
ACE Ltd.	18,254	1,952,995
Cincinnati Financial Corp.	38,406	1,944,880
Total Multi-Line Insurance		20,738,509

SUPER-REGIONAL BANKS-U.S. - 10.4%
Fifth Third Bancorp	106,920	2,138,399
Comerica, Inc.	44,360	2,103,108
Capital One Financial Corp.	25,501	2,061,756
KeyCorp	140,595	2,031,598
Wells Fargo & Co.	36,864	2,031,206
SunTrust Banks, Inc.	48,078	1,995,237
Huntington Bancshares, Inc.	183,455	1,992,321
U.S. Bancorp	46,060	1,974,592
PNC Financial Services Group, Inc.	21,314	1,955,133
Total Super-Regional Banks-U.S.		18,283,350

INVESTMENT MANAGEMENT/ADVISORY SERVICES - 8.0%
Affiliated Managers Group, Inc.*	9,674	2,187,581
Invesco Ltd.	50,534	2,093,118
BlackRock, Inc. — Class A	5,544	2,017,683
T. Rowe Price Group, Inc.	24,820	2,014,888
Franklin Resources, Inc.	38,844	2,002,797
Legg Mason, Inc.	36,444	1,918,777
Ameriprise Financial, Inc.	15,295	1,916,158
Total Investment Management/Advisory Services		14,151,002

LIFE/HEALTH INSURANCE - 7.0%
Torchmark Corp.	38,080	2,136,669
Unum Group	61,319	2,094,657
Aflac, Inc.	32,830	2,069,603
Principal Financial Group, Inc.	40,417	2,066,117
Prudential Financial, Inc.	25,139	2,051,342
Lincoln National Corp.	35,389	1,999,125
Total Life/Health Insurance		12,417,513

DIVERSIFIED BANKING INSTITUTIONS - 5.9%
Goldman Sachs Group, Inc.	10,776	2,116,622
JPMorgan Chase & Co.	33,441	2,115,478
Morgan Stanley	56,123	2,093,949
Citigroup, Inc.	38,100	2,031,492
Bank of America Corp.	126,787	2,019,717
Total Diversified Banking Institutions		10,377,258

REITs-DIVERSIFIED - 5.7%
American Tower Corp. — Class A	21,649	2,046,479
Plum Creek Timber Company, Inc.	48,478	2,045,772
Crown Castle International Corp.	24,023	2,006,641
Vornado Realty Trust	19,287	1,996,012
Weyerhaeuser Co.	61,703	1,944,262
Total REITs-Diversified		10,039,166

REITs-APARTMENTS - 4.5%
Apartment Investment & Management Co. — Class A	53,152	2,005,425
Essex Property Trust, Inc.	8,930	1,982,014
AvalonBay Communities, Inc.	11,948	1,963,534
Equity Residential	26,485	1,956,182
Total REITs-Apartments		7,907,155

FIDUCIARY BANKS - 3.6%
State Street Corp.	27,786	2,142,856
Bank of New York Mellon Corp.	49,828	2,109,718
Northern Trust Corp.	28,785	2,105,623
Total Fiduciary Banks		6,358,197

REITs-HEALTH CARE - 3.4%
HCP, Inc.	50,761	2,045,161
Ventas, Inc.	29,098	2,004,852
Health Care REIT, Inc.	27,193	1,958,440
Total REITs-Health Care		6,008,453

PROPERTY & CASUALTY INSURANCE - 3.4%
Progressive Corp.	77,012	2,053,140
Chubb Corp.	20,335	1,999,947
Travelers Companies, Inc.	19,115	1,932,718
Total Property & Casualty Insurance		5,985,805

FINANCE-OTHER SERVICES - 3.3%
Intercontinental Exchange, Inc.	8,902	1,998,767
NASDAQ OMX Group, Inc.	40,599	1,974,329
CME Group, Inc. — Class A	21,065	1,915,019
Total Finance-Other Services		5,888,115

REITs-REGIONAL MALLS - 3.2%
Simon Property Group, Inc.	11,090	2,012,724
General Growth Properties, Inc.	68,801	1,885,147
Macerich Co.	21,610	1,766,834
Total REITs-Regional Malls		5,664,705

COMMERCIAL SERVICES-FINANCE - 2.4%
Moody’s Corp.	21,008	2,258,780
McGraw Hill Financial, Inc.	19,564	2,040,525
Total Commercial Services-Finance		4,299,305

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2015
GUGGENHEIM S&P 500® EQUAL WEIGHT FINANCIALS ETF

	Shares	Value

FINANCE-INVESTMENT BANKERS/BROKERS - 2.4%
E*TRADE Financial Corp.*	72,924	$2,099,482
Charles Schwab Corp.	67,240	2,050,820
Total Finance-Investment Bankers/Brokers		4,150,302

INSURANCE BROKERS - 2.3%
Marsh & McLennan Companies, Inc.	36,357	2,041,809
Aon plc	21,055	2,026,123
Total Insurance Brokers		4,067,932

COMMERCIAL BANKS-SOUTHERN U.S. - 2.3%
Regions Financial Corp.	205,854	2,023,545
BB&T Corp.	52,425	2,007,353
Total Commercial Banks-Southern U.S.		4,030,898

FINANCE-CREDIT CARD - 2.2%
Discover Financial Services	34,380	1,993,008
American Express Co.	25,306	1,959,950
Total Finance-Credit Card		3,952,958

REITs-OFFICE PROPERTY - 2.2%
Boston Properties, Inc.	15,005	1,985,312
SL Green Realty Corp.	16,009	1,958,861
Total REITs-Office Property		3,944,173

REITs-STORAGE - 2.2%
Public Storage	10,802	2,029,804
Iron Mountain, Inc.	55,331	1,908,366
Total REITs-Storage		3,938,170

SAVINGS & LOANS/THRIFTS-EASTERN U.S. - 2.2%
People’s United Financial, Inc.	135,325	2,044,761
Hudson City Bancorp, Inc.	199,806	1,858,196
Total Savings & Loans/Thrifts-Eastern U.S.		3,902,957

REAL ESTATE MANAGEMENT/SERVICES - 1.3%
CBRE Group, Inc. — Class A*	59,059	2,264,322

COMMERCIAL BANKS-WESTERN U.S. - 1.2%
Zions Bancorporation	73,937	2,095,005

FINANCE-CONSUMER LOANS - 1.2%
Navient Corp.	105,810	2,067,527

DIVERSIFIED OPERATIONS - 1.2%
Leucadia National Corp.	86,476	2,055,535

REITs-SINGLE TENANT - 1.2%
Realty Income Corp.	43,106	2,024,689

REINSURANCE - 1.1%
Berkshire Hathaway, Inc. — Class B*	14,168	2,000,663

REITs-HOTELS - 1.1%
Host Hotels & Resorts, Inc.	98,075	1,975,231

COMMERCIAL BANKS-EASTERN U.S. - 1.1%
M&T Bank Corp.	16,293	1,949,783

REITs-WAREHOUSE/INDUSTRIES - 1.1%
Prologis, Inc.	48,058	1,931,932

REITs-SHOPPING CENTERS - 1.1%
Kimco Realty Corp.	78,341	1,888,018

Total Common Stocks
(Cost $173,389,623)		176,358,628

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund 0.00%	214,835	214,835
Total Short Term Investments
(Cost $214,835)		214,835

Total Investments - 100.0%
(Cost $173,604,458)		$176,573,463
Other Assets & Liabilities, net - 0.0%		62,782
Total Net Assets - 100.0%		$176,636,245

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

72 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2015
GUGGENHEIM S&P 500® EQUAL WEIGHT HEALTH CARE ETF

	Shares	Value

COMMON STOCKS† - 99.7%

MEDICAL-DRUGS - 18.0%
AbbVie, Inc.	213,349	$13,795,146
Merck & Company, Inc.	220,378	13,125,714
Eli Lilly & Co.	177,263	12,739,892
Johnson & Johnson	124,806	12,380,755
Pfizer, Inc.	364,732	12,375,357
Abbott Laboratories	264,455	12,276,001
Endo International plc*	142,105	11,946,057
Zoetis, Inc.	267,012	11,860,673
Bristol-Myers Squibb Co.	185,519	11,823,126
Mallinckrodt plc*	100,124	11,332,034
Total Medical-Drugs		123,654,755

MEDICAL-BIOMEDICAL/GENETICS - 12.4%
Regeneron Pharmaceuticals, Inc.*	28,858	13,201,382
Amgen, Inc.	80,255	12,673,067
Gilead Sciences, Inc.	124,316	12,495,001
Vertex Pharmaceuticals, Inc.*	99,954	12,322,329
Alexion Pharmaceuticals, Inc.*	69,996	11,845,423
Celgene Corp.*	105,257	11,374,071
Biogen, Inc.*	30,028	11,228,370
Total Medical-Biomedical/Genetics		85,139,643

MEDICAL PRODUCTS - 10.7%
Baxter International, Inc.	183,801	12,634,481
Stryker Corp.	135,694	12,516,415
Henry Schein, Inc.*	90,844	12,454,712
Becton Dickinson and Co.	87,366	12,307,248
Varian Medical Systems, Inc.*	132,769	11,796,526
Zimmer Holdings, Inc.	106,613	11,710,372
Total Medical Products		73,419,754

MEDICAL INSTRUMENTS - 9.1%
Boston Scientific Corp.*	747,954	13,328,540
St. Jude Medical, Inc.	186,912	13,093,186
Intuitive Surgical, Inc.*	25,101	12,449,594
Medtronic plc	162,094	12,067,898
Edwards Lifesciences Corp.*	91,571	11,597,467
Total Medical Instruments		62,536,685

MEDICAL-HMO - 9.0%
Aetna, Inc.	119,249	12,744,140
Cigna Corp.	101,019	12,591,008
Anthem, Inc.	82,771	12,492,627
Humana, Inc.	74,528	12,341,837
UnitedHealth Group, Inc.	107,669	11,994,327
Total Medical-HMO		62,163,939

MEDICAL-GENERIC DRUGS - 7.7%
Mylan N.V.*	207,556	14,997,996
Perrigo Company plc	74,501	13,654,543
Hospira, Inc.*	142,131	12,406,615
Actavis plc*	41,532	11,747,742
Total Medical-Generic Drugs		52,806,896

INSTRUMENTS-SCIENTIFIC - 5.6%
PerkinElmer, Inc.	261,447	13,401,773
Waters Corp.*	102,510	12,833,227
Thermo Fisher Scientific, Inc.	97,245	12,221,752
Total Instruments-Scientific		38,456,752

MEDICAL-HOSPITALS - 5.5%
HCA Holdings, Inc.*	172,926	12,798,253
Universal Health Services, Inc. — Class B	108,670	12,708,957
Tenet Healthcare Corp.*	261,813	12,530,370
Total Medical-Hospitals		38,037,580

MEDICAL-WHOLESALE DRUG DISTRIBUTION - 5.5%
AmerisourceBergen Corp. — Class A	116,903	13,362,013
McKesson Corp.	55,201	12,331,903
Cardinal Health, Inc.	140,741	11,870,096
Total Medical-Wholesale Drug Distribution		37,564,012

DENTAL SUPPLIES & EQUIPMENTS - 3.6%
DENTSPLY International, Inc.	244,952	12,492,552
Patterson Companies, Inc.	255,492	11,996,627
Total Dental Supplies & Equipments		24,489,179

MEDICAL LABS & TESTING SERVICES - 3.5%
Quest Diagnostics, Inc.	169,528	12,107,690
Laboratory Corporation of America Holdings*	100,340	11,996,650
Total Medical Labs & Testing Services		24,104,340

PHARMACY SERVICES - 1.9%
Express Scripts Holding Co.*	152,220	13,151,808

MEDICAL INFORMATION SYSTEM - 1.8%
Cerner Corp.*	176,283	12,658,882

ELECTRONIC MEASURING INSTRUMENTS - 1.8%
Agilent Technologies, Inc.	303,206	12,543,632

DISPOSABLE MEDICAL PRODUCTS - 1.8%
CR Bard, Inc.	74,760	12,453,521

DIALYSIS CENTERS - 1.8%
DaVita HealthCare Partners, Inc.*	153,458	12,445,444

Total Common Stocks
(Cost $634,130,605)		685,626,822

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2015
GUGGENHEIM S&P 500® EQUAL WEIGHT HEALTH CARE ETF

	Shares	Value

SHORT TERM INVESTMENTS† - 0.3%
Federated U.S. Treasury Cash Reserve Fund 0.00%	2,175,867	$2,175,867
Total Short Term Investments
(Cost $2,175,867)		2,175,867

Total Investments - 100.0%
(Cost $636,306,472)		$687,802,689
Other Assets & Liabilities, net - 0.0%		62,021
Total Net Assets - 100.0%		$687,864,710

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company

74 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2015
GUGGENHEIM S&P 500® EQUAL WEIGHT INDUSTRIALS ETF

	Shares	Value

COMMON STOCKS† - 99.9%

DIVERSIFIED MANUFACTURING OPERATIONS - 13.9%
General Electric Co.	84,565	$2,290,019
Dover Corp.	29,719	2,250,322
Eaton Corporation plc	31,775	2,183,896
Textron, Inc.	49,473	2,175,823
Parker-Hannifin Corp.	17,987	2,146,928
Ingersoll-Rand plc	31,501	2,074,026
Pentair plc	33,210	2,064,002
3M Co.	13,011	2,034,790
Illinois Tool Works, Inc.	21,682	2,029,002
Total Diversified Manufacturing Operations		19,248,808

AEROSPACE/DEFENSE - 9.1%
Rockwell Collins, Inc.	22,712	2,210,558
General Dynamics Corp.	16,018	2,199,591
Northrop Grumman Corp.	13,439	2,070,144
Raytheon Co.	19,878	2,067,312
Lockheed Martin Corp.	10,742	2,004,457
Boeing Co.	13,970	2,002,460
Total Aerospace/Defense		12,554,522

TRANSPORT-SERVICES - 7.5%
Ryder System, Inc.	22,739	2,168,391
United Parcel Service, Inc. — Class B	21,491	2,160,490
FedEx Corp.	12,217	2,071,637
Expeditors International of Washington, Inc.	44,077	2,020,049
CH Robinson Worldwide, Inc.	28,884	1,859,841
Total Transport-Services		10,280,408

TRANSPORT-RAIL - 5.8%
CSX Corp.	62,042	2,239,095
Norfolk Southern Corp.	19,488	1,965,365
Union Pacific Corp.	18,490	1,964,193
Kansas City Southern	18,504	1,896,475
Total Transport-Rail		8,065,128

AIRLINES - 4.4%
Delta Air Lines, Inc.	46,538	2,077,456
American Airlines Group, Inc.	43,020	2,077,221
Southwest Airlines Co.	47,573	1,929,561
Total Airlines		6,084,238

MACHINERY-CONSTRUCTION & MINING - 3.4%
Caterpillar, Inc.	26,725	2,321,868
Joy Global, Inc.	54,253	2,313,348
Total Machinery-Construction & Mining		4,635,216

DISTRIBUTION/WHOLESALE - 3.3%
WW Grainger, Inc.	9,177	2,279,842
Fastenal Co.	51,861	2,210,316
Total Distribution/Wholesale		4,490,158

MACHINERY-PUMPS - 3.2%
Xylem, Inc.	61,181	2,264,921
Flowserve Corp.	37,557	2,198,211
Total Machinery-Pumps		4,463,132

TOOLS-HAND HELD - 3.2%
Snap-on, Inc.	14,860	2,222,313
Stanley Black & Decker, Inc.	22,016	2,172,979
Total Tools-Hand Held		4,395,292

ELECTRIC PRODUCTS-MISCELLANEOUS - 3.2%
Emerson Electric Co.	38,318	2,254,248
AMETEK, Inc.	40,792	2,138,317
Total Electric Products-Miscellaneous		4,392,565

ENGINEERING/RESEARCH & DEVELOPMENT SERVICES - 3.2%
Fluor Corp.	37,352	2,246,349
Jacobs Engineering Group, Inc.*	48,993	2,099,840
Total Engineering/Research & Development Services		4,346,189

COMMERCIAL SERVICES - 3.1%
Quanta Services, Inc.*	76,527	2,212,395
Cintas Corp.	25,647	2,050,478
Total Commercial Services		4,262,873

ELECTRONIC SECURITY DEVICES - 3.0%
Allegion plc	36,407	2,226,288
Tyco International plc	50,251	1,978,884
Total Electronic Security Devices		4,205,172

NON-HAZARDOUS WASTE DISPOSAL - 3.0%
Republic Services, Inc. — Class A	51,924	2,109,672
Waste Management, Inc.	39,713	1,966,985
Total Non-hazardous Waste Disposal		4,076,657

RENTAL AUTOMOTIVE/EQUIPMENT - 1.7%
United Rentals, Inc.*	24,117	2,329,220

INDUSTRIAL AUTOMATION/ROBOT - 1.6%
Rockwell Automation, Inc.	18,988	2,251,977

AUTO-MEDIUM & HEAVY DUTY TRUCKS - 1.6%
PACCAR, Inc.	34,302	2,241,636

COMMERCIAL SERVICES-FINANCE - 1.6%
Equifax, Inc.	23,101	2,239,180

PUBLISHING-PERIODICALS - 1.6%
Nielsen N.V.	49,718	2,234,327

MACHINERY-FARM - 1.6%
Deere & Co.	23,661	2,141,794

METAL PROCESSORS & FABRICATION - 1.6%
Precision Castparts Corp.	10,349	2,139,035

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2015
GUGGENHEIM S&P 500® EQUAL WEIGHT INDUSTRIALS ETF

	Shares	Value

MACHINERY-GENERAL INDUSTRIES - 1.5%
Roper Technologies, Inc.	12,685	$2,133,236

BUILDING PRODUCTS-WOOD - 1.5%
Masco Corp.	80,026	2,119,889

DATA PROCESSING/MANAGEMENT - 1.5%
Dun & Bradstreet Corp.	16,580	2,116,769

INSTRUMENTS-CONTROLS - 1.5%
Honeywell International, Inc.	20,929	2,112,155

OFFICE AUTOMATION & EQUIPMENTS - 1.5%
Pitney Bowes, Inc.	94,362	2,110,878

ENGINES-INTERNAL COMBUSTION - 1.5%
Cummins, Inc.	15,204	2,102,105

SECURITY SERVICES - 1.5%
ADT Corp.[1]	55,157	2,073,903

HAZARDOUS WASTE DISPOSAL - 1.5%
Stericycle, Inc.*	15,522	2,071,100

FILTRATION/SEPARATE PRODUCTS - 1.5%
Pall Corp.	21,258	2,068,829

DIAGNOSTIC EQUIPMENT - 1.5%
Danaher Corp.	24,927	2,041,023

AEROSPACE/DEFENSE-EQUIPMENTS - 1.5%
United Technologies Corp.	17,833	2,028,504

HUMAN RESOURCES - 1.4%
Robert Half International, Inc.	35,169	1,950,121

ELECTRONICS-MILITARY - 1.4%
L-3 Communications Holdings, Inc.	16,955	1,948,299

Total Common Stocks
(Cost $132,603,995)		137,954,338

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund 0.00%	68,979	68,979
Total Short Term Investments
(Cost $68,979)		68,979

	Face Amount

SECURITIES LENDING COLLATERAL††,2 - 1.5%
Repurchase Agreements
HSBC Securities, Inc. issued 04/30/15 at 0.09% due 05/01/15	$1,559,902	1,559,902
BNP Paribas Securities Corp. issued 04/30/15 at 0.10% due 05/01/15	289,291	289,291
Barclays Capital, Inc. issued 04/30/15 at 0.08% due 05/01/15	238,024	238,024
Total Securities Lending Collateral
(Cost $2,087,217)		2,087,217

Total Investments - 101.5%
(Cost $134,760,191)		$140,110,534
Other Assets & Liabilities, net - (1.5)%		(2,006,520)
Total Net Assets - 100.0%		$138,104,014

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2015 — See Note 5.
[2]	Securities lending collateral — See Note 5.
plc — Public Limited Company

76 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2015
GUGGENHEIM S&P 500® EQUAL WEIGHT MATERIALS ETF

	Shares	Value

COMMON STOCKS† - 99.9%

CHEMICALS-DIVERSIFIED - 21.1%
LyondellBasell Industries N.V. — Class A	33,742	$3,492,972
Eastman Chemical Co.	40,564	3,091,788
Dow Chemical Co.	60,038	3,061,938
FMC Corp.	46,886	2,780,809
PPG Industries, Inc.	12,394	2,746,015
EI du Pont de Nemours & Co.	35,090	2,568,588
Total Chemicals-Diversified		17,742,110

CHEMICALS-SPECIALTY - 10.0%
Sigma-Aldrich Corp.	20,484	2,845,638
Ecolab, Inc.	24,676	2,763,218
International Flavors & Fragrances, Inc.	23,931	2,746,082
Total Chemicals-Specialty		8,354,938

AGRICULTURAL CHEMICALS - 9.7%
CF Industries Holdings, Inc.	9,653	2,774,948
Monsanto Co.	24,171	2,754,527
Mosaic Co.	60,322	2,654,168
Total Agricultural Chemicals		8,183,643

INDUSTRIAL GASES - 9.5%
Praxair, Inc.	22,817	2,782,077
Air Products & Chemicals, Inc.	18,583	2,665,360
Airgas, Inc.	24,598	2,491,285
Total Industrial Gases		7,938,722

CONTAINERS-METAL/GLASS - 7.1%
Ball Corp.	40,839	2,997,991
Owens-Illinois, Inc.*	123,627	2,955,922
Total Containers-Metal/Glass		5,953,913

BUILDING PRODUCTS-CEMENT/AGGREGATES - 6.8%
Vulcan Materials Co.	33,386	2,855,171
Martin Marietta Materials, Inc.	19,920	2,841,588
Total Building Products-Cement/Aggregates		5,696,759

CONTAINERS-PAPER/PLASTIC - 6.6%
Sealed Air Corp.	61,813	2,818,672
MeadWestvaco Corp.	55,477	2,707,278
Total Containers-Paper/Plastic		5,525,950

METAL-COPPER - 4.3%
Freeport-McMoRan, Inc.	155,727	3,623,767

GOLD MINING - 4.0%
Newmont Mining Corp.	126,676	3,355,647

STEEL-SPECIALTY - 3.8%
Allegheny Technologies, Inc.	94,921	3,226,365

OFFICE SUPPLIES & FORMS - 3.6%
Avery Dennison Corp.	54,314	3,019,315

STEEL-PRODUCERS - 3.5%
Nucor Corp.	60,374	2,949,874

METAL-ALUMINUM - 3.3%
Alcoa, Inc.	208,170	2,793,641

PAPER & RELATED PRODUCTS - 3.3%
International Paper Co.	51,652	2,774,745

COATINGS/PAINT - 3.3%
Sherwin-Williams Co.	9,904	2,753,312

Total Common Stocks
(Cost $82,524,146)		83,892,701

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund 0.00%	87,835	87,835
Total Short Term Investments
(Cost $87,835)		87,835

Total Investments - 100.0%
(Cost $82,611,981)		$83,980,536
Other Assets & Liabilities, net - 0.0%		18,243
Total Net Assets - 100.0%		$83,998,779

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2015
GUGGENHEIM S&P 500® EQUAL WEIGHT TECHNOLOGY ETF

	Shares	Value

COMMON STOCKS† - 100.0%

ELECTRONIC COMPONENTS-SEMICONDUCTOR - 15.1%
Altera Corp.	392,501	$16,359,442
Xilinx, Inc.	346,098	15,006,809
Intel Corp.	444,911	14,481,853
Broadcom Corp. — Class A	310,844	13,740,859
Skyworks Solutions, Inc.	148,090	13,661,303
Micron Technology, Inc.*	479,232	13,480,796
NVIDIA Corp.	606,212	13,454,875
Microchip Technology, Inc.	277,885	13,242,610
Texas Instruments, Inc.	240,937	13,061,195
Avago Technologies Ltd.	110,154	12,874,800
Total Electronic Components-Semiconductor		139,364,542

APPLICATIONS SOFTWARE - 8.3%
Microsoft Corp.	332,550	16,175,232
Red Hat, Inc.*	208,027	15,656,112
Salesforce.com, Inc.*	213,015	15,511,752
Citrix Systems, Inc.*	227,856	15,302,809
Intuit, Inc.	140,749	14,121,347
Total Applications Software		76,767,252

COMPUTER SERVICES - 7.7%
International Business Machines Corp.	89,193	15,277,869
Accenture plc — Class A	156,601	14,509,083
Teradata Corp.*	326,552	14,365,022
Cognizant Technology Solutions Corp. — Class A*	225,207	13,183,618
Computer Sciences Corp.	204,256	13,164,299
Total Computer Services		70,499,891

COMPUTERS-MEMORY DEVICES - 7.4%
Seagate Technology plc	255,970	15,030,558
EMC Corp.	529,273	14,242,736
Western Digital Corp.	141,589	13,838,909
NetApp, Inc.	373,786	13,549,743
SanDisk Corp.	164,170	10,989,540
Total Computers-Memory Devices		67,651,486

COMMERCIAL SERVICES-FINANCE - 6.1%
Total System Services, Inc.	363,087	14,363,723
Western Union Co.[1]	705,333	14,304,153
MasterCard, Inc. — Class A	156,821	14,146,822
Automatic Data Processing, Inc.	160,234	13,546,182
Total Commercial Services-Finance		56,360,880

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUIT - 4.6%
Analog Devices, Inc.	239,195	14,791,819
QUALCOMM, Inc.	200,479	13,632,572
Linear Technology Corp.	294,041	13,564,111
Total Semiconductor Components-Integrated Circuit		41,988,502

DATA PROCESSING/MANAGEMENT - 4.4%
Fiserv, Inc.*	177,801	13,797,357
Paychex, Inc.	275,662	13,339,284
Fidelity National Information Services, Inc.	210,730	13,168,518
Total Data Processing/Management		40,305,159

SEMICONDUCTOR EQUIPMENT - 4.1%
KLA-Tencor Corp.	226,666	13,327,960
Lam Research Corp.	174,434	13,183,722
Applied Materials, Inc.	567,701	11,234,803
Total Semiconductor Equipment		37,746,485

TELECOMMUNICATION EQUIPMENTS - 3.4%
Juniper Networks, Inc.	587,324	15,522,974
Harris Corp.	191,416	15,359,220
Total Telecommunication Equipments		30,882,194

INTERNET SECURITY - 3.1%
Symantec Corp.	589,086	14,682,968
VeriSign, Inc.*	216,264	13,734,927
Total Internet Security		28,417,895

ENTERPRISE SOFTWARE/SERVICES - 3.0%
Oracle Corp.	324,708	14,163,763
CA, Inc.	438,388	13,927,587
Total Enterprise Software/Services		28,091,350

COMPUTERS - 3.0%
Hewlett-Packard Co.	424,330	13,990,160
Apple, Inc.	111,342	13,934,451
Total Computers		27,924,611

WEB PORTALS/ISP - 3.0%
Yahoo!, Inc.*	320,993	13,663,067
Google, Inc. — Class A*	12,509	6,864,564
Google, Inc. — Class C*	12,529	6,732,333
Total Web Portals/ISP		27,259,964

ELECTRONIC COMPONENTS-MISCELLANEOUS - 2.8%
TE Connectivity Ltd.	193,709	12,891,333
Corning, Inc.	598,305	12,522,524
Total Electronic Components-Miscellaneous		25,413,857

WEB HOSTING/DESIGN - 1.6%
Equinix, Inc.	59,702	15,279,533

INTERNET INFRASTRUCTURE SOFTWARE - 1.6%
F5 Networks, Inc.*	122,467	14,943,423

ENTERTAINMENT SOFTWARE - 1.6%
Electronic Arts, Inc.*	248,842	14,455,232

ADVERTISING AGENCIES - 1.6%
Alliance Data Systems Corp.*	48,426	14,397,534

78 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2015
GUGGENHEIM S&P 500® EQUAL WEIGHT TECHNOLOGY ETF

	Shares	Value

COMPUTER SOFTWARE - 1.6%
Akamai Technologies, Inc.*	194,335	$14,338,036

NETWORKING PRODUCTS - 1.5%
Cisco Systems, Inc.	492,517	14,199,265

INTERNET CONTENT-ENTERTAINMENT - 1.5%
Facebook, Inc. — Class A*	176,307	13,887,702

FINANCE-CREDIT CARD - 1.5%
Visa, Inc. — Class A	207,683	13,717,462

ELECTRONIC MEASURING INSTRUMENTS - 1.5%
FLIR Systems, Inc.	441,057	13,624,251

E-COMMERCE/PRODUCTS - 1.5%
eBay, Inc.*	232,962	13,572,366

ENERGY-ALTERNATE SOURCES - 1.5%
First Solar, Inc.*	227,231	13,558,874

ELECTRONIC FORMS - 1.5%
Adobe Systems, Inc.*	177,284	13,484,221

ELECTRONIC CONNECTORS - 1.4%
Amphenol Corp. — Class A	237,462	13,148,271

COMPUTER AIDED DESIGN - 1.4%
Autodesk, Inc.*	227,526	12,930,303

WIRELESS EQUIPMENT - 1.4%
Motorola Solutions, Inc.	212,361	12,688,570

OFFICE AUTOMATION & EQUIPMENTS - 1.3%
Xerox Corp.	1,079,298	12,411,927

Total Common Stocks
(Cost $825,268,126)		919,311,038

SHORT TERM INVESTMENTS† - 0.0%
Federated U.S. Treasury Cash Reserve Fund 0.00%	139,875	139,875
Total Short Term Investments
(Cost $139,875)		139,875

	Face Amount

SECURITIES LENDING COLLATERAL††,2 - 0.1%
Repurchase Agreements
HSBC Securities, Inc. issued 04/30/15 at 0.09% due 05/01/15	$563,577	563,577
BNP Paribas Securities Corp. issued 04/30/15 at 0.10% due 05/01/15	104,518	104,518
Barclays Capital, Inc. issued 04/30/15 at 0.08% due 05/01/15	85,996	85,996
Total Securities Lending Collateral
(Cost $754,091)		754,091

Total Investments - 100.1%
(Cost $826,162,092)		$920,205,004
Other Assets & Liabilities, net - (0.1)%		(605,056)
Total Net Assets - 100.0%		$919,599,948

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2015 — See Note 5.
[2]	Securities lending collateral — See Note 5.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2015
GUGGENHEIM S&P 500® EQUAL WEIGHT UTILITIES ETF

	Shares	Value

COMMON STOCKS† - 99.7%

ELECTRIC-INTEGRATED - 65.1%
PPL Corp.	123,827	$4,213,834
Exelon Corp.	121,572	4,135,880
Duke Energy Corp.	52,778	4,093,989
Dominion Resources, Inc.	57,101	4,093,000
FirstEnergy Corp.	113,806	4,086,773
Entergy Corp.	52,749	4,071,168
American Electric Power Company, Inc.	71,192	4,048,689
Integrys Energy Group, Inc.	55,282	4,041,114
DTE Energy Co.	50,664	4,034,374
Public Service Enterprise Group, Inc.	97,107	4,033,825
Wisconsin Energy Corp.	81,678	4,012,023
CMS Energy Corp.	117,579	3,989,455
Consolidated Edison, Inc.	64,723	3,983,701
Southern Co.	89,596	3,969,103
TECO Energy, Inc.	209,451	3,969,096
SCANA Corp.	74,891	3,967,725
Xcel Energy, Inc.	116,707	3,957,534
NextEra Energy, Inc.	39,138	3,950,198
Ameren Corp.	95,738	3,919,514
Eversource Energy	80,148	3,908,016
Pinnacle West Capital Corp.	63,429	3,881,855
Edison International	62,670	3,819,110
Pepco Holdings, Inc.	146,876	3,815,838
Total Electric-Integrated		91,995,814

GAS-DISTRIBUTION - 11.5%
AGL Resources, Inc.	83,126	4,178,744
NiSource, Inc.	95,529	4,147,869
CenterPoint Energy, Inc.	191,709	4,020,138
Sempra Energy	37,022	3,930,626
Total Gas-Distribution		16,277,377

TELEPHONE-INTEGRATED - 11.3%
AT&T, Inc.	120,199	4,163,694
CenturyLink, Inc.	114,402	4,113,896
Verizon Communications, Inc.	80,626	4,066,775
Frontier Communications Corp.[1]	540,898	3,710,560
Total Telephone-Integrated		16,054,925

ELECTRIC-GENERATION - 3.1%
AES Corp.	330,346	4,377,085

INDEPENDENT POWER PRODUCER - 3.0%
NRG Energy, Inc.	167,778	4,234,717

TELECOMMUNICATION SERVICES - 2.9%
Level 3 Communications, Inc.*	72,370	4,048,378

ELECTRIC-DISTRIBUTION - 2.8%
PG&E Corp.	76,018	4,022,873

Total Common Stocks
(Cost $151,639,182)		141,011,169

SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund 0.00%	282,014	282,014
Total Short Term Investments
(Cost $282,014)		282,014

	Face Amount

SECURITIES LENDING COLLATERAL††,2 - 0.2%
Repurchase Agreements
HSBC Securities, Inc. issued 04/30/15 at 0.09% due 05/01/15	$236,724	236,724
BNP Paribas Securities Corp. issued 04/30/15 at 0.10% due 05/01/15	43,902	43,902
Barclays Capital, Inc. issued 04/30/15 at 0.08% due 05/01/15	36,122	36,122
Total Securities Lending Collateral
(Cost $316,748)		316,748

Total Investments - 100.1%
(Cost $152,237,944)		$141,609,931
Other Assets & Liabilities, net - (0.1)%		(199,618)
Total Net Assets - 100.0%		$141,410,313

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2015 — See Note 5.
[2]	Securities lending collateral — See Note 5.

80 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2015

	Guggenheim Russell MidCap® Equal Weight ETF	Guggenheim Russell 1000® Equal Weight ETF	Guggenheim Russell 2000® Equal Weight ETF	Guggenheim MSCI Emerging Markets Equal Country Weight ETF
Assets:
Investments, at value* — including $7,714,732, $3,485,950, $3,208,926 and $184,926 of securities loaned, respectively	$157,392,512	$102,262,721	$54,958,393	$13,696,439
Repurchase agreements	7,630,872	3,451,364	3,463,030	189,171
Total Investments	165,023,384	105,714,085	58,421,423	13,885,610
Cash	324	204	—	—
Segregated cash with broker	19,316	8,736	8,766	479
Foreign currency, at value (cost $—, $—, $—, $3,000)	—	—	—	3,018
Receivables:
Investment adviser	—	—	—	683
Fund shares sold	—	—	6,957	—
Investments sold	—	—	21,036	—
Securities lending	21,022	9,617	18,624	1,082
Dividends and interest	64,625	55,459	18,436	46,142
Capital gains tax reclaims	—	—	—	397
Total assets	165,128,671	105,788,101	58,495,242	13,937,411

Liabilities:
Payable for:
Return of securities loaned	7,650,188	3,460,100	3,471,796	189,650
Management fees	52,188	33,862	16,085	7,736
Due to custodian	—	—	133	—
Total liabilities	7,702,376	3,493,962	3,488,014	197,386
Commitments and contingent liabilities (Note 8)	—	—	—	—
Net assets	$157,426,295	$102,294,139	$55,007,228	$13,740,025

Net assets consist of:
Paid-in capital	$129,701,905	$88,670,214	$51,725,094	$16,652,220
Undistributed (distributions in excess of) net investment income	(57,932)	(38,352)	(3,065)	113,287
Accumulated net realized gain (loss) on investments and foreign currency	3,708,143	3,460,232	(802,070)	(3,653,065)
Net unrealized appreciation on investments and foreign currency	24,074,179	10,202,045	4,087,269	627,583
Net assets	$157,426,295	$102,294,139	$55,007,228	$13,740,025
Shares outstanding (unlimited shares authorized), no par value	3,000,000	1,950,000	1,200,000	400,000
Net asset value, offering price and repurchase price per share	$52.48	$52.46	$45.84	$34.35
Cost of investments	$133,318,333	$92,060,676	$50,871,124	$13,069,467
Cost of repurchase agreements	7,630,872	3,451,364	3,463,030	189,171
*Total cost of investments	$140,949,205	$95,512,040	$54,334,154	$13,258,638

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 81

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(continued)	April 30, 2015

	Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	Guggenheim S&P 500® Equal Weight Consumer Staples ETF	Guggenheim S&P 500® Equal Weight Energy ETF
Assets:
Investments, at value* — including $2,173,656, $— and $16,682,492 of securities loaned, respectively	$197,010,976	$266,336,066	$174,554,557
Repurchase agreements	2,264,368	—	16,132,935
Total Investments	199,275,344	266,336,066	190,687,492
Segregated cash with broker	5,732	—	40,837
Receivables:
Securities lending	12,307	—	52,769
Dividends and interest	87,543	371,927	210,328
Total assets	199,380,926	266,707,993	190,991,426

Liabilities:
Payable for:
Return of securities loaned	2,270,100	—	16,173,772
Management fees	66,410	89,737	52,604
Due to custodian	—	—	57,298
Total liabilities	2,336,510	89,737	16,283,674
Commitments and contingent liabilities (Note 8)	—	—	—
Net assets	$197,044,416	$266,618,256	$174,707,752

Net assets consist of:
Paid-in capital	$186,909,199	$244,266,922	$204,172,730
Undistributed net investment income	104,220	556,584	221,854
Accumulated net realized gain (loss) on investments	(3,466,704)	807,822	(14,376,557)
Net unrealized appreciation (depreciation) on investments	13,497,701	20,986,928	(15,310,275)
Net assets	$197,044,416	$266,618,256	$174,707,752
Shares outstanding (unlimited shares authorized), no par value	2,200,000	2,500,000	2,400,005
Net asset value, offering price and repurchase price per share	$89.57	$106.65	$72.79
Cost of investments	$183,513,275	$245,349,138	$189,864,832
Cost of repurchase agreements	2,264,368	—	16,132,935
*Total cost of investments	$185,777,643	$245,349,138	$205,997,767

82 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(continued)	April 30, 2015

	Guggenheim S&P 500® Equal Weight Financials ETF	Guggenheim S&P 500® Equal Weight Health Care ETF	Guggenheim S&P 500® Equal Weight Industrials ETF	Guggenheim S&P 500® Equal Weight Materials ETF
Assets:
Investments, at value* — including $—, $—, $2,030,400 and $— of securities loaned, respectively	$176,573,463	$687,802,689	$138,023,317	$83,980,536
Repurchase agreements	—	—	2,087,217	—
Total Investments	176,573,463	687,802,689	140,110,534	83,980,536
Segregated cash with broker	—	—	5,283	—
Receivables:
Fund shares sold	9,837	—	—	—
Securities lending	—	—	91	—
Dividends and interest	109,491	286,525	126,453	45,328
Total assets	176,692,791	688,089,214	140,242,361	84,025,864

Liabilities:
Payable for:
Return of securities loaned	—	—	2,092,500	—
Management fees	54,511	224,504	45,847	27,085
Due to custodian	2,035	—	—	—
Total liabilities	56,546	224,504	2,138,347	27,085
Commitments and contingent liabilities (Note 8)	—	—	—	—
Net assets	$176,636,245	$687,864,710	$138,104,014	$83,998,779

Net assets consist of:
Paid-in capital	$172,685,142	$586,784,249	$129,536,771	$83,934,313
Undistributed (distributions in excess of) net investment income	(163,258)	364,904	104,028	62,804
Accumulated net realized gain (loss) on investments	1,145,356	49,219,340	3,112,872	(1,366,893)
Net unrealized appreciation on investments	2,969,005	51,496,217	5,350,343	1,368,555
Net assets	$176,636,245	$687,864,710	$138,104,014	$83,998,779
Shares outstanding (unlimited shares authorized), no par value	4,000,000	4,500,000	1,550,000	950,000
Net asset value, offering price and repurchase price per share	$44.16	$152.86	$89.10	$88.42
Cost of investments	$173,604,458	$636,306,472	$132,672,974	$82,611,981
Cost of repurchase agreements	—	—	2,087,217	—
*Total cost of investments	$173,604,458	$636,306,472	$134,760,191	$82,611,981

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 83

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(concluded)	April 30, 2015

	Guggenheim S&P 500® Equal Weight Technology ETF	Guggenheim S&P 500® Equal Weight Utilities ETF
Assets:
Investments, at value* — including $730,080 and $300,468 of securities loaned, respectively	$919,450,913	$141,293,183
Repurchase agreements	754,091	316,748
Total Investments	920,205,004	141,609,931
Segregated cash with broker	1,909	802
Receivables:
Securities lending	263	673
Dividends and interest	454,218	196,360
Total assets	920,661,394	141,807,766

Liabilities:
Payable for:
Return of securities loaned	756,000	317,550
Fund shares redeemed	—	8,318
Management fees	303,808	50,622
Due to custodian	1,638	20,963
Total liabilities	1,061,446	397,453
Commitments and contingent liabilities (Note 8)	—	—
Net assets	$919,599,948	$141,410,313

Net assets consist of:
Paid-in capital	$812,028,195	$148,697,847
Undistributed net investment income	310,376	320,401
Accumulated net realized gain on investments	13,218,465	3,020,078
Net unrealized appreciation (depreciation) on investments	94,042,912	(10,628,013)
Net assets	$919,599,948	$141,410,313
Shares outstanding (unlimited shares authorized), no par value	9,950,000	1,900,000
Net asset value, offering price and repurchase price per share	$92.42	$74.43
Cost of investments	$825,408,001	$151,921,196
Cost of repurchase agreements	754,091	316,748
*Total cost of investments	$826,162,092	$152,237,944

84 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2015
	Guggenheim Russell MidCap® Equal Weight ETF	Guggenheim Russell 1000® Equal Weight ETF	Guggenheim Russell 2000® Equal Weight ETF	Guggenheim MSCI Emerging Markets Equal Country Weight ETF
Investment Income:
Dividends, net of foreign taxes withheld*	$1,299,325	$854,390	$282,961	$167,023
Income from securities lending	116,886	53,257	99,365	3,068
Interest	4	2	2	1
Total investment income	1,416,215	907,649	382,328	170,092

Expenses:
Management fees	309,174	192,581	90,111	45,697
Trustee fees	2,064	1,719	570	—
Miscellaneous	—	—	4	—
Total expenses	311,238	194,300	90,685	45,697
Less:
Expenses waived by adviser	—	—	—	(5,248)
Net investment income	1,104,977	713,349	291,643	129,643

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,312,377	735,986	(622,589)	(601,365)
In-kind redemptions	3,270,920	3,408,742	1,235,885	—
Foreign currency transactions	—	—	—	(22,607)
Net realized gain (loss)	4,583,297	4,144,728	613,296	(623,972)
Net change in unrealized appreciation (depreciation) on:
Investments	1,844,246	95,699	40,899	612,671
Foreign currency transactions	—	—	—	754
Net change in unrealized appreciation (depreciation)	1,844,246	95,699	40,899	613,425
Net realized and unrealized gain (loss)	6,427,543	4,240,427	654,195	(10,547)
Net increase in net assets resulting from operations	$7,532,520	$4,953,776	$945,838	$119,096
* Foreign taxes withheld	$1,629	$780	$420	$20,535

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 85

STATEMENTS OF OPERATIONS (Unaudited)(continued)

For the Six Months Ended April 30, 2015
	Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	Guggenheim S&P 500® Equal Weight Consumer Staples ETF	Guggenheim S&P 500® Equal Weight Energy ETF
Investment Income:
Dividends	$1,148,248	$2,999,888	$1,587,091
Income from securities lending	46,673	—	242,237
Interest	2	5	2
Total investment income	1,194,923	2,999,893	1,829,330

Expenses:
Management fees	285,938	480,533	251,275
Total expenses	285,938	480,533	251,275
Net investment income	908,985	2,519,360	1,578,055

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(24,743)	(1,667,140)	(5,646,971)
In-kind redemptions	—	4,620,445	(557,563)
Net realized gain (loss)	(24,743)	2,953,305	(6,204,534)
Net change in unrealized appreciation (depreciation) on:
Investments	8,706,930	8,627,515	4,681,328
Net realized and unrealized gain (loss)	8,682,187	11,580,820	(1,523,206)
Net increase in net assets resulting from operations	$9,591,172	$14,100,180	$54,849

86 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (Unaudited)(continued)

For the Six Months Ended April 30, 2015
	Guggenheim S&P 500® Equal Weight Financials ETF	Guggenheim S&P 500® Equal Weight Health Care ETF	Guggenheim S&P 500® Equal Weight Industrials ETF	Guggenheim S&P 500® Equal Weight Materials ETF
Investment Income:
Dividends, net of foreign taxes withheld*	$1,535,850	$2,303,842	$1,167,708	$642,851
Income from securities lending	—	—	1,311	—
Interest	3	8	2	—
Total investment income	1,535,853	2,303,850	1,169,021	642,851

Expenses:
Management fees	304,539	1,041,678	259,378	141,323
Total expenses	304,539	1,041,678	259,378	141,323
Net investment income	1,231,314	1,262,172	909,643	501,528

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	415,481	7,513,281	167,261	(256,755)
In-kind redemptions	7,054,676	42,024,376	4,771,346	1,433,594
Net realized gain	7,470,157	49,537,657	4,938,607	1,176,839
Net change in unrealized appreciation (depreciation) on:
Investments	(5,441,946)	(2,105,393)	(3,557,000)	2,106,164
Net realized and unrealized gain	2,028,211	47,432,264	1,381,607	3,283,003
Net increase in net assets resulting from operations	$3,259,525	$48,694,436	$2,291,250	$3,784,531
* Foreign taxes withheld	$—	$—	$3,201	$—

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 87

STATEMENTS OF OPERATIONS (Unaudited)(concluded)

For the Six Months Ended April 30, 2015
	Guggenheim S&P 500® Equal Weight Technology ETF	Guggenheim S&P 500® Equal Weight Utilities ETF
Investment Income:
Dividends	$7,914,148	$3,913,656
Income from securities lending	11,089	16,767
Interest	17	4
Total investment income	7,925,254	3,930,427

Expenses:
Management fees	1,616,908	409,234
Total expenses	1,616,908	409,234
Net investment income	6,308,346	3,521,193

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(841,014)	(826,019)
In-kind redemptions	21,299,077	4,409,909
Net realized gain	20,458,063	3,583,890
Net change in unrealized appreciation (depreciation) on:
Investments	20,831,237	(17,369,221)
Net realized and unrealized gain (loss)	41,289,300	(13,785,331)
Net increase (decrease) in net assets resulting from operations	$47,597,646	$(10,264,138)

88 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

	Guggenheim Russell MidCap® Equal Weight ETF
	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,104,977	$1,471,185
Net realized gain on investments	4,583,297	7,898,418
Net change in unrealized appreciation (depreciation) on investments	1,844,246	4,759,529
Net increase in net assets resulting from operations	7,532,520	14,129,132

Distributions to shareholders from:
Net investment income	(1,162,053)	(1,462,291)
Capital gains	—	(692,837)
Total distributions to shareholders	(1,162,053)	(2,155,128)

Shareholder transactions:
Proceeds from shares purchased	12,736,001	81,939,005
Cost of shares redeemed	(7,805,155)	(24,692,404)
Net increase in net assets resulting from share transactions	4,930,846	57,246,601
Net increase in net assets	11,301,313	69,220,605

Net assets:
Beginning of period	146,124,982	76,904,377
End of period	$157,426,295	$146,124,982
Distributions in excess of net investment income at end of period	$(57,932)	$(856)

Changes in shares outstanding:
Shares sold	250,000	1,700,000
Shares redeemed	(150,000)	(500,000)
Net increase in shares	100,000	1,200,000

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 89

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim Russell 1000® Equal Weight ETF		Guggenheim Russell 2000® Equal Weight ETF
	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$713,349	$1,255,253	$291,643	$340,576
Net realized gain on investments	4,144,728	10,283,263	613,296	895,195
Net change in unrealized appreciation (depreciation) on investments	95,699	(2,477,145)	40,899	202,910
Net increase in net assets resulting from operations	4,953,776	9,061,371	945,838	1,438,681

Distributions to shareholders from:
Net investment income	(771,058)	(1,246,900)	(286,135)	(344,321)

Shareholder transactions:
Proceeds from shares purchased	15,374,210	58,765,204	18,252,207	15,879,739
Cost of shares redeemed	(10,399,707)	(38,162,845)	(4,285,159)	(2,329,715)
Net increase in net assets resulting from share transactions	4,974,503	20,602,359	13,967,048	13,550,024
Net increase in net assets	9,157,221	28,416,830	14,626,751	14,644,384

Net assets:
Beginning of period	93,136,918	64,720,088	40,380,477	25,736,093
End of period	$102,294,139	$93,136,918	$55,007,228	$40,380,477
Undistributed (distributions in excess of) net investment income at end of period	$(38,352)	$19,357	$(3,065)	$(8,573)

Changes in shares outstanding:
Shares sold	300,000	1,200,000	400,000	350,000
Shares redeemed	(200,000)	(800,000)	(100,000)	(50,000)
Net increase in shares	100,000	400,000	300,000	300,000

90 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim MSCI Emerging Markets Equal Country Weight ETF		Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF
	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$129,643	$215,609	$908,985	$1,298,864
Net realized gain (loss) on investments and foreign currency	(623,972)	(411,708)	(24,743)	19,268,780
Net change in unrealized appreciation (depreciation) on investments and foreign currency	613,425	203,736	8,706,930	(13,526,852)
Net increase in net assets resulting from operations	119,096	7,637	9,591,172	7,040,792

Distributions to shareholders from:
Net investment income	(33,266)	(231,261)	(833,155)	(1,282,123)

Shareholder transactions:
Proceeds from shares purchased	—	3,549,961	101,389,240	47,523,459
Cost of shares redeemed	—	—	—	(91,882,052)
Net increase (decrease) in net assets resulting from share transactions	—	3,549,961	101,389,240	(44,358,593)
Net increase (decrease) in net assets	85,830	3,326,337	110,147,257	(38,599,924)

Net assets:
Beginning of period	13,654,195	10,327,858	86,897,159	125,497,083
End of period	$13,740,025	$13,654,195	$197,044,416	$86,897,159
Undistributed net investment income at end of period	$113,287	$16,910	$104,220	$28,390

Changes in shares outstanding:
Shares sold	—	100,000	1,150,000	600,000
Shares redeemed	—	—	—	(1,200,000)
Net increase (decrease) in shares	—	100,000	1,150,000	(600,000)

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 91

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500® Equal Weight Consumer Staples ETF		Guggenheim S&P 500® Equal Weight Energy ETF
	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,519,360	$2,743,797	$1,578,055	$2,610,239
Net realized gain (loss) on investments	2,953,305	13,443,116	(6,204,534)	1,887,504
Net change in unrealized appreciation (depreciation) on investments	8,627,515	2,905,504	4,681,328	(22,261,676)
Net increase (decrease) in net assets resulting from operations	14,100,180	19,092,417	54,849	(17,763,933)

Distributions to shareholders from:
Net investment income	(2,268,347)	(2,571,891)	(1,466,832)	(2,499,608)

Shareholder transactions:
Proceeds from shares purchased	94,617,437	161,078,918	85,926,407	318,175,018
Cost of shares redeemed	(26,212,984)	(75,271,970)	(10,113,532)	(241,528,311)
Net increase in net assets resulting from share transactions	68,404,453	85,806,948	75,812,875	76,646,707
Net increase in net assets	80,236,286	102,327,474	74,400,892	56,383,166

Net assets:
Beginning of period	186,381,970	84,054,496	100,306,860	43,923,694
End of period	$266,618,256	$186,381,970	$174,707,752	$100,306,860
Undistributed net investment income at end of period	$556,584	$305,571	$221,854	$110,631

Changes in shares outstanding:
Shares sold	900,000	1,700,000	1,250,000	3,700,000
Shares redeemed	(250,000)	(800,000)	(150,000)	(2,950,000)
Net increase in shares	650,000	900,000	1,100,000	750,000

92 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500® Equal Weight Financials ETF		Guggenheim S&P 500® Equal Weight Health Care ETF
	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,231,314	$1,269,880	$1,262,172	$1,172,940
Net realized gain on investments	7,470,157	9,241,788	49,537,657	22,872,428
Net change in unrealized appreciation (depreciation) on investments	(5,441,946)	4,351,272	(2,105,393)	42,079,888
Net increase in net assets resulting from operations	3,259,525	14,862,940	48,694,436	66,125,256

Distributions to shareholders from:
Net investment income	(1,394,572)	(1,579,128)	(1,129,646)	(1,057,835)

Shareholder transactions:
Proceeds from shares purchased	99,557,652	121,631,679	388,801,428	275,032,704
Cost of shares redeemed	(61,102,013)	(56,936,567)	(140,215,494)	(79,013,536)
Net increase in net assets resulting from share transactions	38,455,639	64,695,112	248,585,934	196,019,168
Net increase in net assets	40,320,592	77,978,924	296,150,724	261,086,589

Net assets:
Beginning of period	136,315,653	58,336,729	391,713,986	130,627,397
End of period	$176,636,245	$136,315,653	$687,864,710	$391,713,986
Undistributed (distributions in excess of) net investment income at end of period	$(163,258)	$—	$364,904	$232,378

Changes in shares outstanding:
Shares sold	2,250,000	3,000,000	2,600,000	2,250,000
Shares redeemed	(1,400,000)	(1,400,000)	(950,000)	(650,000)
Net increase in shares	850,000	1,600,000	1,650,000	1,600,000

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 93

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500® Equal Weight Industrials ETF		Guggenheim S&P 500® Equal Weight Materials ETF
	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$909,643	$1,404,910	$501,528	$1,102,693
Net realized gain on investments	4,938,607	11,502,355	1,176,839	15,434,502
Net change in unrealized appreciation (depreciation) on investments	(3,557,000)	2,104,725	2,106,164	(10,400,723)
Net increase (decrease) in net assets resulting from operations	2,291,250	15,011,990	3,784,531	(6,136,472)

Distributions to shareholders from:
Net investment income	(1,082,460)	(1,179,408)	(509,891)	(1,078,681)

Shareholder transactions:
Proceeds from shares purchased	40,478,969	102,807,929	31,336,177	85,250,481
Cost of shares redeemed	(27,031,229)	(50,443,556)	(24,750,537)	(65,238,463)
Net increase in net assets resulting from share transactions	13,447,740	52,364,373	6,585,640	20,012,018
Net increase in net assets	14,656,530	66,196,955	9,860,280	25,069,809

Net assets:
Beginning of period	123,447,484	57,250,529	74,138,499	49,068,690
End of period	$138,104,014	$123,447,484	$83,998,779	$74,138,499
Undistributed net investment income at end of period	$104,028	$276,845	$62,804	$71,167

Changes in shares outstanding:
Shares sold	450,000	1,250,000	350,000	1,050,000
Shares redeemed	(300,000)	(600,000)	(300,000)	(800,000)
Net increase in shares	150,000	650,000	50,000	250,000

94 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Guggenheim S&P 500® Equal Weight Technology ETF		Guggenheim S&P 500® Equal Weight Utilities ETF
	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,308,346	$4,762,621	$3,521,193	$3,112,103
Net realized gain on investments	20,458,063	35,025,103	3,583,890	11,924,787
Net change in unrealized appreciation (depreciation) on investments	20,831,237	52,724,598	(17,369,221)	3,851,728
Net increase (decrease) in net assets resulting from operations	47,597,646	92,512,322	(10,264,138)	18,888,618

Distributions to shareholders from:
Net investment income	(6,115,480)	(4,572,706)	(3,400,366)	(3,002,830)

Shareholder transactions:
Proceeds from shares purchased	288,492,666	444,290,459	169,995,944	218,070,696
Cost of shares redeemed	(81,595,662)	(134,284,608)	(156,796,611)	(143,819,030)
Net increase in net assets resulting from share transactions	206,897,004	310,005,851	13,199,333	74,251,666
Net increase (decrease) in net assets	248,379,170	397,945,467	(465,171)	90,137,454

Net assets:
Beginning of period	671,220,778	273,275,311	141,875,484	51,738,030
End of period	$919,599,948	$671,220,778	$141,410,313	$141,875,484
Undistributed net investment income at end of period	$310,376	$117,510	$320,401	$199,574

Changes in shares outstanding:
Shares sold	3,150,000	5,550,000	2,150,000	3,050,000
Shares redeemed	(900,000)	(1,700,000)	(2,100,000)	(2,000,000)
Net increase in shares	2,250,000	3,850,000	50,000	1,050,000

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 95

GUGGENHEIM RUSSELL MIDCAP® EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Period Ended October 31, 2011[a]
Per Share Data:
Net asset value, beginning of period	$50.39	$45.24	$33.95	$31.15	$30.21
Income from investment operations:
Net investment income (loss)[b]	0.36	0.62	0.57	0.46	0.30
Net gain (loss) on investments (realized and unrealized)	2.11	5.48	11.28	2.80	0.85
Total from investment operations	2.47	6.10	11.85	3.26	1.15
Less distributions from:
Net investment income	(0.38)	(0.59)	(0.56)	(0.46)	(0.21)
Capital gains	—	(0.36)	—	—	—
Total distributions to shareholders	(0.38)	(0.95)	(0.56)	(0.46)	(0.21)
Net asset value, end of period	$52.48	$50.39	$45.24	$33.95	$31.15

Total Return[c]	4.92%	13.61%	35.21%	10.52%	3.80%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$157,426	$146,125	$76,904	$52,617	$54,508
Ratio to average net assets of:
Net investment income (loss)	1.43%[d]	1.27%	1.44%	1.39%	1.06%[d]
Total expenses	0.40%[d]	0.41%	0.41%	0.41%	0.41%[d]
Portfolio turnover rate[e]	15%	29%	29%	33%	30%

[a]	The Fund commenced operations on December 3, 2010.
[b]	Based on average shares outstanding.
[c]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[d]	Annualized.
[e]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

96 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM RUSSELL 1000® EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Period Ended October 31, 2011[a]
Per Share Data:
Net asset value, beginning of period	$50.34	$44.63	$33.92	$31.08	$30.18
Income from investment operations:
Net investment income (loss)[b]	0.38	0.67	0.62	0.51	0.36
Net gain (loss) on investments (realized and unrealized)	2.15	5.70	10.71	2.83	0.85
Total from investment operations	2.53	6.37	11.33	3.34	1.21
Less distributions from:
Net investment income	(0.41)	(0.66)	(0.62)	(0.50)	(0.31)
Total distributions to shareholders	(0.41)	(0.66)	(0.62)	(0.50)	(0.31)
Net asset value, end of period	$52.46	$50.34	$44.63	$33.92	$31.08

Total Return[c]	5.04%	14.33%	33.71%	10.83%	4.00%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$102,294	$93,137	$64,720	$39,011	$34,183
Ratio to average net assets of:
Net investment income (loss)	1.48%[d]	1.38%	1.57%	1.56%	1.26%[d]
Total expenses	0.40%[d]	0.41%	0.40%	0.41%	0.41%[d]
Portfolio turnover rate[e]	13%	27%	27%	27%	25%

[a]	The Fund commenced operations on December 3, 2010.
[b]	Based on average shares outstanding.
[c]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[d]	Annualized.
[e]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 97

GUGGENHEIM RUSSELL 2000® EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Period Ended October 31, 2011[a]
Per Share Data:
Net asset value, beginning of period	$44.87	$42.89	$31.82	$29.48	$30.19
Income from investment operations:
Net investment income (loss)[b]	0.29	0.43	0.54	0.34	0.22
Net gain (loss) on investments (realized and unrealized)	0.97	1.97	11.12	2.33	(0.75)
Total from investment operations	1.26	2.40	11.66	2.67	(0.53)
Less distributions from:
Net investment income	(0.29)	(0.42)	(0.59)	(0.33)	(0.18)
Total distributions to shareholders	(0.29)	(0.42)	(0.59)	(0.33)	(0.18)
Net asset value, end of period	$45.84	$44.87	$42.89	$31.82	$29.48

Total Return[c]	2.82%	5.58%	37.07%	9.08%	(1.78%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$55,007	$40,380	$25,736	$14,318	$23,584
Ratio to average net assets of:
Net investment income (loss)	1.29%[d]	0.96%	1.46%	1.10%	0.79%[d]
Total expenses	0.40%[d]	0.42%	0.41%	0.41%	0.41%[d]
Portfolio turnover rate[e]	21%	43%	42%	43%	38%

[a]	The Fund commenced operations on December 3, 2010.
[b]	Based on average shares outstanding.
[c]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[d]	Annualized.
[e]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

98 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM MSCI EMERGING MARKETS EQUAL COUNTRY WEIGHT ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Period Ended October 31, 2011[a]
Per Share Data:
Net asset value, beginning of period	$34.14	$34.43	$33.31	$33.83	$40.21
Income from investment operations:
Net investment income (loss)[b]	0.32	0.64	0.50	0.55	0.69
Net gain (loss) on investments (realized and unrealized)	(0.03)	(0.31)	1.06	(0.53)	(6.35)
Total from investment operations	0.29	0.33	1.56	0.02	(5.66)
Less distributions from:
Net investment income	(0.08)	(0.62)	(0.44)	(0.48)	(0.36)
Return of capital	—	—	—	(0.06)	(0.36)
Total distributions to shareholders	(0.08)	(0.62)	(0.44)	(0.54)	(0.72)
Net asset value, end of period	$34.35	$34.14	$34.43	$33.31	$33.83

Total Return[c]	0.87%	0.99%	4.76%	0.10%	(14.13%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$13,740	$13,654	$10,328	$13,325	$16,914
Ratio to average net assets of:
Net investment income (loss)	1.99%[d]	1.86%	1.47%	1.66%	1.99%[d]
Total expenses	0.70%[d]	0.70%	0.71%	0.72%	0.71%[d]
Net expenses[e]	0.62%[d]	0.60%	0.60%	0.61%	0.63%[d]
Portfolio turnover rate[f]	80%	25%	38%	39%	63%

[a]	The Fund commenced operations on December 3, 2010.
[b]	Based on average shares outstanding.
[c]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[d]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 99

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$82.76	$76.06	$55.09	$47.70	$42.37	$32.78
Income from investment operations:
Net investment income (loss)[a]	0.56	0.95	0.79	0.64	0.56	0.35
Net gain (loss) on investments (realized and unrealized)	6.74	6.67	21.02	7.46	5.31	9.56
Total from investment operations	7.30	7.62	21.81	8.10	5.87	9.91
Less distributions from:
Net investment income	(0.49)	(0.92)	(0.84)	(0.71)	(0.54)	(0.32)
Total distributions to shareholders	(0.49)	(0.92)	(0.84)	(0.71)	(0.54)	(0.32)
Net asset value, end of period	$89.57	$82.76	$76.06	$55.09	$47.70	$42.37

Total Return[b]	8.82%	10.07%	39.91%	17.05%	13.91%	30.35%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$197,044	$86,897	$125,497	$41,314	$21,467	$25,425
Ratio to average net assets of:
Net investment income (loss)	1.27%[c]	1.20%	1.19%	1.22%	1.20%	0.89%
Total expenses	0.40%[c]	0.40%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	13%	22%	20%	25%	26%	28%

[a]	Based on average shares outstanding.
[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

100 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P 500® EQUAL WEIGHT CONSUMER STAPLES ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$100.75	$88.48	$68.24	$61.01	$55.42	$48.42
Income from investment operations:
Net investment income (loss)[a]	1.10	2.04	1.73	1.41	1.31	1.14
Net gain (loss) on investments (realized and unrealized)	5.76	12.03	20.22	7.20	5.49	6.95
Total from investment operations	6.86	14.07	21.95	8.61	6.80	8.09
Less distributions from:
Net investment income	(0.96)	(1.80)	(1.71)	(1.38)	(1.21)	(1.09)
Total distributions to shareholders	(0.96)	(1.80)	(1.71)	(1.38)	(1.21)	(1.09)
Net asset value, end of period	$106.65	$100.75	$88.48	$68.24	$61.01	$55.42

Total Return[b]	6.82%	16.04%	32.59%	14.19%	12.37%	16.89%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$266,618	$186,382	$84,054	$40,944	$30,507	$13,856
Ratio to average net assets of:
Net investment income (loss)	2.10%[c]	2.18%	2.15%	2.14%	2.20%	2.20%
Total expenses	0.40%[c]	0.40%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	11%	20%	17%	18%	15%	18%

[a]	Based on average shares outstanding.
[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 101

GUGGENHEIM S&P 500® EQUAL WEIGHT ENERGY ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$77.16	$79.86	$64.01	$64.16	$53.74	$47.69
Income from investment operations:
Net investment income (loss)[a]	0.85	1.40	0.78	0.55	0.36	0.44
Net gain (loss) on investments (realized and unrealized)	(4.43)	(2.91)	15.87	(0.19)	10.43	6.07
Total from investment operations	(3.58)	(1.51)	16.65	0.36	10.79	6.51
Less distributions from:
Net investment income	(0.79)	(1.19)	(0.80)	(0.51)	(0.37)	(0.46)
Total distributions to shareholders	(0.79)	(1.19)	(0.80)	(0.51)	(0.37)	(0.46)
Net asset value, end of period	$72.79	$77.16	$79.86	$64.01	$64.16	$53.74

Total Return[b]	(4.55%)	(2.02%)	26.19%	0.58%	20.09%	13.74%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$174,708	$100,307	$43,924	$32,004	$35,287	$16,122
Ratio to average net assets of:
Net investment income (loss)	2.52%[c]	1.64%	1.09%	0.88%	0.53%	0.87%
Total expenses	0.40%[c]	0.40%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	16%	25%	17%	30%	23%	31%

[a]	Based on average shares outstanding.
[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

102 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P 500® EQUAL WEIGHT FINANCIALS ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$43.27	$37.64	$28.68	$24.48	$25.40	$21.53
Income from investment operations:
Net investment income (loss)[a]	0.35	0.53	0.57	0.39	0.42	0.31
Net gain (loss) on investments (realized and unrealized)	0.97	5.76	9.08	4.32	(0.96)	3.87
Total from investment operations	1.32	6.29	9.65	4.71	(0.54)	4.18
Less distributions from:
Net investment income	(0.43)	(0.66)	(0.58)	(0.42)	(0.38)	(0.31)
Return of capital	—	—	(0.11)	(0.09)	—	—
Total distributions to shareholders	(0.43)	(0.66)	(0.69)	(0.51)	(0.38)	(0.31)
Net asset value, end of period	$44.16	$43.27	$37.64	$28.68	$24.48	$25.40

Total Return[b]	3.05%	16.84%	34.05%	19.32%	(2.25%)	19.46%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$176,636	$136,316	$58,337	$14,339	$17,133	$16,510
Ratio to average net assets of:
Net investment income (loss)	1.62%[c]	1.30%	1.65%	1.48%	1.59%	1.26%
Total expenses	0.40%[c]	0.40%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	7%	19%	14%	17%	18%	19%

[a]	Based on average shares outstanding.
[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 103

GUGGENHEIM S&P 500® EQUAL WEIGHT HEALTH CARE ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$137.44	$104.50	$76.84	$66.49	$59.74	$50.56
Income from investment operations:
Net investment income (loss)[a]	0.36	0.66	0.55	0.47	0.32	0.20
Net gain (loss) on investments (realized and unrealized)	15.35	32.89	27.63	11.04	6.73	9.20
Total from investment operations	15.71	33.55	28.18	11.51	7.05	9.40
Less distributions from:
Net investment income	(0.29)	(0.61)	(0.52)	(1.16)	(0.30)	(0.22)
Total distributions to shareholders	(0.29)	(0.61)	(0.52)	(1.16)	(0.30)	(0.22)
Net asset value, end of period	$152.86	$137.44	$104.50	$76.84	$66.49	$59.74

Total Return[b]	11.44%	32.20%	36.81%	17.39%	11.80%	18.64%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$687,865	$391,714	$130,627	$38,419	$53,196	$53,770
Ratio to average net assets of:
Net investment income (loss)	0.48%[c]	0.55%	0.60%	0.65%	0.47%	0.35%
Total expenses	0.40%[c]	0.40%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	17%	23%	24%	15%	19%	20%

[a]	Based on average shares outstanding.
[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

104 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P 500® EQUAL WEIGHT INDUSTRIALS ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$88.18	$76.33	$56.94	$51.50	$49.54	$39.76
Income from investment operations:
Net investment income (loss)[a]	0.62	1.22	0.95	1.05	0.83	0.61
Net gain (loss) on investments (realized and unrealized)	1.01	11.59	19.41	5.42	2.05	9.78
Total from investment operations	1.63	12.81	20.36	6.47	2.88	10.39
Less distributions from:
Net investment income	(0.71)	(0.96)	(0.97)	(1.03)	(0.92)	(0.61)
Total distributions to shareholders	(0.71)	(0.96)	(0.97)	(1.03)	(0.92)	(0.61)
Net asset value, end of period	$89.10	$88.18	$76.33	$56.94	$51.50	$49.54

Total Return[b]	1.84%	16.85%	36.10%	12.64%	5.80%	26.28%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$138,104	$123,447	$57,251	$17,082	$15,450	$42,105
Ratio to average net assets of:
Net investment income (loss)	1.40%[c]	1.47%	1.41%	1.90%	1.52%	1.34%
Total expenses	0.40%[c]	0.40%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	9%	15%	24%	18%	15%	18%

[a]	Based on average shares outstanding.
[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 105

GUGGENHEIM S&P 500® EQUAL WEIGHT MATERIALS ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$82.38	$75.49	$60.71	$56.57	$57.32	$45.78
Income from investment operations:
Net investment income (loss)[a]	0.60	1.21	1.25	0.92	0.82	1.52
Net gain (loss) on investments (realized and unrealized)	6.05	6.85	14.73	4.14	(0.76)	11.65
Total from investment operations	6.65	8.06	15.98	5.06	0.06	13.17
Less distributions from:
Net investment income	(0.61)	(1.17)	(1.20)	(0.92)	(0.81)	(1.63)
Total distributions to shareholders	(0.61)	(1.17)	(1.20)	(0.92)	(0.81)	(1.63)
Net asset value, end of period	$88.42	$82.38	$75.49	$60.71	$56.57	$57.32

Total Return[b]	8.10%	10.68%	26.59%	8.99%	0.04%	29.05%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$83,999	$74,138	$49,069	$33,388	$36,771	$34,395
Ratio to average net assets of:
Net investment income (loss)	1.42%[c]	1.48%	1.84%	1.55%	1.33%	2.88%
Total expenses	0.40%[c]	0.40%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	14%	22%	18%	20%	21%	27%

[a]	Based on average shares outstanding.
[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

106 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P 500® EQUAL WEIGHT TECHNOLOGY ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$87.17	$70.98	$51.53	$52.23	$50.72	$39.98
Income from investment operations:
Net investment income (loss)[a]	0.70	0.78	0.68	0.41	0.29	0.12
Net gain (loss) on investments (realized and unrealized)	5.24	16.15	19.43	(0.75)	1.49	10.75
Total from investment operations	5.94	16.93	20.11	(0.34)	1.78	10.87
Less distributions from:
Net investment income	(0.69)	(0.74)	(0.66)	(0.36)	(0.27)	(0.13)
Total distributions to shareholders	(0.69)	(0.74)	(0.66)	(0.36)	(0.27)	(0.13)
Net asset value, end of period	$92.42	$87.17	$70.98	$51.53	$52.23	$50.72

Total Return[b]	6.83%	23.92%	39.23%	0.71%	3.51%	27.23%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$919,600	$671,221	$273,275	$100,479	$109,685	$88,759
Ratio to average net assets of:
Net investment income (loss)	1.56%[c]	0.97%	1.07%	0.76%	0.54%	0.26%
Total expenses	0.40%[c]	0.40%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	10%	22%	24%	25%	29%	25%

[a]	Based on average shares outstanding.
[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 107

GUGGENHEIM S&P 500® EQUAL WEIGHT UTILITIES ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$76.69	$64.67	$60.52	$54.03	$50.27	$42.13
Income from investment operations:
Net investment income (loss)[a]	1.32	2.59	2.36	2.03	1.89	1.84
Net gain (loss) on investments (realized and unrealized)	(2.07)	11.75	4.11	6.45	3.71	8.13
Total from investment operations	(0.75)	14.34	6.47	8.48	5.60	9.97
Less distributions from:
Net investment income	(1.51)	(2.32)	(2.32)	(1.99)	(1.84)	(1.83)
Total distributions to shareholders	(1.51)	(2.32)	(2.32)	(1.99)	(1.84)	(1.83)
Net asset value, end of period	$74.43	$76.69	$64.67	$60.52	$54.03	$50.27

Total Return[b]	(1.01%)	22.61%	10.95%	15.98%	11.29%	24.10%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$141,410	$141,875	$51,738	$42,364	$32,417	$20,110
Ratio to average net assets of:
Net investment income (loss)	3.47%[c]	3.72%	3.78%	3.60%	3.60%	3.95%
Total expenses	0.40%[c]	0.40%	0.50%	0.50%	0.50%	0.50%
Portfolio turnover rate[d]	9%	31%	22%	22%	15%	16%

[a]	Based on average shares outstanding.
[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

108 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Rydex ETF Trust (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”), as a non-diversified, open-ended investment company of the series type, and is authorized to issue an unlimited number of no par value shares. Each portfolio represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”). The Trust was organized as a Delaware statutory trust on November 22, 2002. At April 30, 2015, the Trust consisted of twenty-one funds.

The financial statements herein relate to the following Funds, whose investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the “Underlying Index”) as follows:

Fund	Underlying Index
Guggenheim Russell MidCap® Equal Weight ETF	Russell MidCap® Equal Weight Index
Guggenheim Russell 1000® Equal Weight ETF	Russell 1000® Equal Weight Index
Guggenheim Russell 2000® Equal Weight ETF	Russell 2000® Equal Weight Index
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	MSCI Emerging Markets Equal Country Weighted Index
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	S&P 500® Equal Weight Index Consumer Discretionary
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	S&P 500® Equal Weight Index Consumer Staples
Guggenheim S&P 500® Equal Weight Energy ETF	S&P 500® Equal Weight Index Energy
Guggenheim S&P 500® Equal Weight Financials ETF	S&P 500® Equal Weight Index Financials
Guggenheim S&P 500® Equal Weight Health Care ETF	S&P 500® Equal Weight Index Health Care
Guggenheim S&P 500® Equal Weight Industrials ETF	S&P 500® Equal Weight Index Industrials
Guggenheim S&P 500® Equal Weight Materials ETF	S&P 500® Equal Weight Index Materials
Guggenheim S&P 500® Equal Weight Technology ETF	S&P 500® Equal Weight Index Information Technology
Guggenheim S&P 500® Equal Weight Utilities ETF	S&P 500® Equal Weight Index Telecommunication Service and Utilities

The Funds seek to achieve their objective by investing in common stocks or ETFs, where applicable, that comprise the Underlying Index. The Funds use a “replication” strategy to track the Underlying Index. Replication refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds’ portfolio will ordinarily not result in the elimination of the security from the Funds’ portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value per share (“NAV”), only in aggregation of 50,000 shares (100,000 shares for the Guggenheim MSCI Emerging Markets Equal Country Weight ETF) called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

The Funds invest in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The Guggenheim S&P 500® Equal Weight Sector ETFs are non-diversified funds, subjecting them to a greater risk than funds that are diversified.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”).

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 109

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

The Funds invest in money market mutual funds, which are valued at their NAV. Exchange-traded funds (“ETFs”) are valued at the last quoted sales price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Shares. In addition, the Board of Trustees has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees.

These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

B. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments insecurities at the fiscal period end, resulting from changes in exchange rates.

C. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

D. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

E. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

F. The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by GI. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of a Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of GI, liquidity or other considerations so warrant.

G. Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Capital

There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV of the Fund on the transaction date. Transaction fees are not charged to or paid by the Funds.

The minimum transaction fees are:

Fund	Minimum Transaction Fee
Guggenheim Russell MidCap® Equal Weight ETF	$2,000
Guggenheim Russell 1000® Equal Weight ETF	2,500
Guggenheim Russell 2000® Equal Weight ETF	3,000
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	6,000
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	750
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	500
Guggenheim S&P 500® Equal Weight Energy ETF	500
Guggenheim S&P 500® Equal Weight Financials ETF	750
Guggenheim S&P 500® Equal Weight Health Care ETF	500
Guggenheim S&P 500® Equal Weight Industrials ETF	500
Guggenheim S&P 500® Equal Weight Materials ETF	500
Guggenheim S&P 500® Equal Weight Technology ETF	750
Guggenheim S&P 500® Equal Weight Utilities ETF	500

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

3. Fees and Other Transactions with Affiliates

GI determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, GI receives a management fee at the annual rate shown below as a percentage of the average daily net assets of the Funds.

Fund	Advisory Fee
Guggenheim Russell MidCap® Equal Weight ETF	0.40%
Guggenheim Russell 1000® Equal Weight ETF	0.40%
Guggenheim Russell 2000® Equal Weight ETF	0.40%
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	0.70%
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	0.40%
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	0.40%
Guggenheim S&P 500® Equal Weight Energy ETF	0.40%
Guggenheim S&P 500® Equal Weight Financials ETF	0.40%
Guggenheim S&P 500® Equal Weight Health Care ETF	0.40%
Guggenheim S&P 500® Equal Weight Industrials ETF	0.40%
Guggenheim S&P 500® Equal Weight Materials ETF	0.40%
Guggenheim S&P 500® Equal Weight Technology ETF	0.40%
Guggenheim S&P 500® Equal Weight Utilities ETF	0.40%

GI pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, fund accounting, legal, audit and other services, except: interest, taxes, distribution fees or expenses, trustee fees (where applicable) and extraordinary expenses.

Under a Fund Administration Agreement with the Trust, RFS provides various administrative and financial reporting services for the Funds. GI compensates RFS directly for this service.

Under a Fund Accounting Agreement with the Trust, BNYMellon maintains the books and records of the Funds. Under a Custodian Agreement with the Trust, BNYMellon maintains cash, securities and other assets of the Funds in a separate account for the Funds, keeps all necessary accounts and records, and provides other services. BNYMellon is required, upon the order of the Trust, to deliver securities held by the custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNYMellon acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. GI compensates BNYMellon directly for the foregoing services.

For the Guggenheim MCSI Emerging Markets Equal Country Weight ETF, GI has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, dividends on securities sold short, distribution fees and expenses, and extraordinary expenses (“Excluded Expenses”)) plus Acquired Fund Fees and Expense borne indirectly from exceeding 0.70% of the Fund’s average daily net assets until February 28, 2016. This agreement may be terminated only with the approval of the Fund’s Board of Trustees. In any event, this undertaking will continue until at least February 28, 2016.

The Funds have adopted a Distribution Plan (the “Plan”) that allows the Funds to pay distribution fees to GFD and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1	—	quoted prices in active markets for identical securities.

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ investments at April 30, 2015:

Fund	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Guggenheim Russell MidCap® Equal Weight ETF	$157,380,251	$7,643,133	$—	$165,023,384
Guggenheim Russell 1000® Equal Weight ETF	102,262,721	3,451,364	—	105,714,085
Guggenheim Russell 2000® Equal Weight ETF	54,949,820	3,463,030	8,573	58,421,423
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	13,696,439	189,171	—	13,885,610
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	197,010,976	2,264,368	—	199,275,344
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	266,336,066	—	—	266,336,066
Guggenheim S&P 500® Equal Weight Energy ETF	174,554,557	16,132,935	—	190,687,492
Guggenheim S&P 500® Equal Weight Financials ETF	176,573,463	—	—	176,573,463
Guggenheim S&P 500® Equal Weight Health Care ETF	687,802,689	—	—	687,802,689
Guggenheim S&P 500® Equal Weight Industrials ETF	138,023,317	2,087,217	—	140,110,534
Guggenheim S&P 500® Equal Weight Materials ETF	83,980,536	—	—	83,980,536
Guggenheim S&P 500® Equal Weight Technology ETF	919,450,913	754,091	—	920,205,004
Guggenheim S&P 500® Equal Weight Utilities ETF	141,293,183	316,748	—	141,609,931

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period. As of April 30, 2015, Guggenheim Russell 2000® Equal Weight ETF had securities with a total value of $8,573, transfer from Level 2 to Level 3 based on a change in availability of market information.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At April 30, 2015, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Guggenheim Russell MidCap® Equal Weight ETF	$7,714,732	$7,650,188	*
Guggenheim Russell 1000® Equal Weight ETF	3,485,950	3,460,100	*
Guggenheim Russell 2000® Equal Weight ETF	3,208,926	3,471,796
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	184,926	189,650
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	2,173,656	2,270,100
Guggenheim S&P 500® Equal Weight Energy ETF	16,682,492	16,173,772	*
Guggenheim S&P 500® Equal Weight Industrials ETF	2,030,400	2,092,500
Guggenheim S&P 500® Equal Weight Technology ETF	730,080	756,000
Guggenheim S&P 500® Equal Weight Utilities ETF	300,468	317,550

*	Subsequent to April 30, 2015, additional collateral was received.

Cash collateral received was invested in the following joint repurchase agreements at April 30, 2015:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			U.S. Treasury Notes
0.09%			0.63% - 4.00%
Due 05/01/15	$27,121,534	$27,121,602	12/15/16 - 11/15/22	$19,590,357	$20,601,846
			U.S. Treasury Floating Rate Note
			0.09%
			04/30/17	7,062,447	7,062,447

BNP Paribas Securities Corp.			U.S. Treasury Strips
0.10%			0.00%
Due 05/01/15	5,029,811	5,029,825	08/15/27 - 02/15/44	3,535,418	1,632,478
			U.S. Treasury Notes
			1.00% - 2.13%
			06/30/19 - 08/15/21	2,617,179	2,693,160
			U.S. TIP Bonds
			0.13%
			01/15/23 - 07/15/24	810,382	804,770

Barclays Capital, Inc.			U.S. Treasury Notes
0.08%			1.38%
Due 05/01/15	4,138,450	4,138,459	04/30/20	4,229,805	4,219,231
			U.S. Treasury Strips
			0.00%
			05/15/30 - 02/15/41	2,947	1,998

There was also $91,859 in segregated cash held as collateral.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

114 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At April 30, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Guggenheim Russell MidCap® Equal Weight ETF	$141,008,970	$30,522,815	$(6,508,401)	$24,014,414
Guggenheim Russell 1000® Equal Weight ETF	95,519,781	14,525,766	(4,331,462)	10,194,304
Guggenheim Russell 2000® Equal Weight ETF	54,355,333	8,521,619	(4,455,529)	4,066,090
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	13,355,581	1,441,534	(911,505)	530,029
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	185,997,544	20,277,099	(6,999,299)	13,277,800
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	245,357,758	24,926,018	(3,947,710)	20,978,308
Guggenheim S&P 500® Equal Weight Energy ETF	206,045,315	9,362,800	(24,720,623)	(15,357,823)
Guggenheim S&P 500® Equal Weight Financials ETF	173,792,389	7,332,071	(4,550,997)	2,781,074
Guggenheim S&P 500® Equal Weight Health Care ETF	636,455,785	60,687,346	(9,340,442)	51,346,904
Guggenheim S&P 500® Equal Weight Industrials ETF	134,792,110	10,627,955	(5,309,530)	5,318,425
Guggenheim S&P 500® Equal Weight Materials ETF	82,665,243	5,732,818	(4,417,525)	1,315,293
Guggenheim S&P 500® Equal Weight Technology ETF	827,253,428	110,416,521	(17,464,945)	92,951,576
Guggenheim S&P 500® Equal Weight Utilities ETF	152,372,197	688,061	(11,450,326)	(10,762,265)

7. Investment Transactions

For the period ended April 30, 2015, the Funds had investments transactions in-kind associated with subscriptions and redemptions as follows:

Fund	Subscriptions	Redemptions
Guggenheim Russell MidCap® Equal Weight ETF	$12,675,071	$7,731,806
Guggenheim Russell 1000® Equal Weight ETF	15,296,768	10,315,302
Guggenheim Russell 2000® Equal Weight ETF	18,216,741	4,270,503
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	—	—
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	101,232,128	—
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	94,423,286	26,164,331
Guggenheim S&P 500® Equal Weight Energy ETF	85,753,297	10,076,156
Guggenheim S&P 500® Equal Weight Financials ETF	99,408,761	60,963,832
Guggenheim S&P 500® Equal Weight Health Care ETF	386,521,545	140,128,794
Guggenheim S&P 500® Equal Weight Industrials ETF	40,360,752	27,006,364
Guggenheim S&P 500® Equal Weight Materials ETF	31,273,690	24,710,728
Guggenheim S&P 500® Equal Weight Technology ETF	286,143,075	81,073,104
Guggenheim S&P 500® Equal Weight Utilities ETF	169,659,827	155,840,788

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 115

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For the period ended April 30, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Guggenheim Russell MidCap® Equal Weight ETF	$22,868,246	$22,938,754
Guggenheim Russell 1000® Equal Weight ETF	12,706,762	12,902,618
Guggenheim Russell 2000® Equal Weight ETF	9,771,993	9,597,691
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	10,546,888	10,555,057
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	18,108,167	17,805,957
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	25,494,897	25,540,670
Guggenheim S&P 500® Equal Weight Energy ETF	21,062,546	20,818,848
Guggenheim S&P 500® Equal Weight Financials ETF	11,455,654	11,363,456
Guggenheim S&P 500® Equal Weight Health Care ETF	89,080,723	89,785,013
Guggenheim S&P 500® Equal Weight Industrials ETF	11,581,751	11,702,618
Guggenheim S&P 500® Equal Weight Materials ETF	10,157,871	10,194,982
Guggenheim S&P 500® Equal Weight Technology ETF	84,065,424	81,170,870
Guggenheim S&P 500® Equal Weight Utilities ETF	19,193,570	19,686,206
8. Legal Proceedings

Tribune Company

Rydex ETF Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership of shares by certain series of the Rydex ETF Trust in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including Rydex ETF Trust, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex ETF Trust has been named as a defendant in one of the SLCFC actions: Deutsche Bank Trust Co. Americas v. McGurn, No. 11-1510 (S.D.N.Y.). In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The SLCFC appeals have been fully briefed, and oral argument in front of the U.S. Court of Appeals for the Second Circuit occurred on November 5, 2014. The Court has not yet issued a decision on the appeals.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

116 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

None of these lawsuits alleges any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Guggenheim S&P 500 Equal Weight Consumer Discretionary Fund (the “Fund”). The value of the proceeds received by the foregoing Fund was $249,481. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable prediction as to the outcome of these lawsuits or the effect, if any, on the Fund’s net asset value.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 117

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

118 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	221
Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee and Member of the Audit Committee from 2003 to present; Member of the Governance and Nominating Committees from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	133	None.
J. Kenneth Dalton (1941)	Trustee from 2003 to present; Chairman and Member of the Audit Committee from 2003 to present; Member of the Governance and Nominating Committees from 2005 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	133	Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board of Trustees from 2014 to present; Trustee and Member of the Audit Committee from 2003 to present; Chairman of the Board from 2006 to 2014; Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	133	None.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 119

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present; Vice Chairman of the Board from 2010 to 2014; Chairman and Member of the Compliance and Risk Oversight Committee from 2010 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	133	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee and Member of the Audit Committee from 2003 to present; Chairman and Member of the Governance and Nominating Committees from 2005 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).
Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

120 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).
Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***
The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 121

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

122 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 123

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4.30.2015

Guggenheim ETFs Semi-Annual Report

XLG	Guggenheim Russell Top 50® Mega Cap ETF
RPV	Guggenheim S&P 500® Pure Value ETF
RPG	Guggenheim S&P 500® Pure Growth ETF
RFV	Guggenheim S&P MidCap 400® Pure Value ETF
RFG	Guggenheim S&P MidCap 400® Pure Growth ETF
RZV	Guggenheim S&P SmallCap 600® Pure Value ETF
RZG	Guggenheim S&P SmallCap 600® Pure Growth ETF

ETF2-SEMI-0415x1015	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
FEES AND EXPENSES	5
PORTFOLIO SUMMARY	7
SCHEDULES OF INVESTMENTS	14
STATEMENTS OF ASSETS AND LIABILITIES	28
STATEMENTS OF OPERATIONS	30
STATEMENTS OF CHANGES IN NET ASSETS	32
FINANCIAL HIGHLIGHTS	36
NOTES TO FINANCIAL STATEMENTS	43
OTHER INFORMATION	51
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	52
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	55

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 1

April 30, 2015

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our exchange-traded funds (“ETFs”) for the six-month period ended April 30, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC, the distributor of the Funds, is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview, which follows this letter.

We are committed to providing investors with innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
 May 31, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses, and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

ETFs may not be suitable for all investors. • Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Most investors will also incur customary brokerage commissions when buying or selling shares of an ETF. • Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. • ETF shares may trade below their net asset value per share (“NAV”). The NAV of shares will fluctuate with changes in the market value of an ETF’s holdings. In addition, there can be no assurance that an active trading market for shares will develop or be maintained. • Tracking error risk refers to the risk that the Adviser may not be able to cause the ETF’s performance to match or correlate to that of the ETF’s underlying index, either on a daily or aggregate basis. Tracking error risk may cause the ETF’s performance to be less than you expect.

2 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	April 30, 2015

As of the six months ended April 30, 2015, the U.S. remains a bright spot in the global economy. Harsh winter weather did cause U.S. growth to slow dramatically in the first quarter of 2015, but the economy should bounce back, similar to a year ago. The underlying fundamentals of the U.S. economy are strong, even though interim data is weaker, and we are now in a self-sustained economic expansion.

An improving labor market, an increase in family formation, subdued mortgage rates, and tight housing inventory all point to a rebound in the in the housing market, which is key to the ongoing recovery. Lower energy prices are acting as a tax cut for U.S. consumers. Ideally this would free up discretionary spending in other areas, of which we have seen some evidence. A U.S. Federal Reserve (the “Fed”) rate hike appears to be drawing nearer, with the likely timeframe being in the fall of 2015. Liquidity from foreign central banks and comparatively attractive yields has been pushing global investors to U.S. Treasuries, which should continue to hold down interest rates in the near term, but more volatility is evident both in the U.S. and overseas. The Fed is focused on wage growth, an indicator of inflationary pressure. With recent minimum wage increases and a falling unemployment rate, wages could begin to accelerate this year.

Oil is key to the global outlook. While some technical indicators are pointing to a bottom in oil, U.S. production continues to increase and inventory levels keep making new highs. Once inventories in the U.S. are full, the oversupply of oil could push prices lower. Based on the resilience of U.S. production and OPEC’s unwillingness to cut production, oil prices are likely stay in a low range for the next few years.

The economy in Europe has been strengthening on the back of ECB quantitative easing and a steady depreciation of euro. In Japan, the impact of ongoing monetary accommodation on the economy is more muted, but the “Abenomics” is likely to continue to be supportive of the equities markets. The Chinese economy is slowing down and policymakers appear likely to continue to ease monetary policy and do whatever is necessary to maintain growth at an acceptable level in the near term.

Several challenges remain on the horizon, including a stronger dollar. But there has never been a recession in the post-war period without the Fed first raising interest rates, after which it typically takes several years for a recession to be induced. Once the Fed begins its tightening process, the terminal value of the Fed Funds rate may be lower than expected. Based on the level of debt in the economy, we currently expect that the Fed would stop tightening around 2.5 or 3.0 percent, a level we are unlikely to arrive before late 2017 or early 2018. We believe the U.S. would not face a recession until about a year later.

For the six months ended April 30, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned 4.40%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 6.81%. The return of the MSCI Emerging Markets Index* was 3.92%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 2.06% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 1.51%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	April 30, 2015

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

FEES AND EXPENSES (Unaudited)

Shareholder Expense Example

As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the Adviser. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2014 and held for the six months ended April 30, 2015.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 5

FEES AND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value October 31, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim Russell Top 50® Mega Cap ETF	0.20%	3.11%	$1,000.00	$1,031.10	$1.01
Guggenheim S&P 500® Pure Value ETF	0.35%	3.03%	1,000.00	1,030.30	1.76
Guggenheim S&P 500® Pure Growth ETF	0.35%	3.96%	1,000.00	1,039.60	1.77
Guggenheim S&P MidCap 400® Pure Value ETF	0.35%	6.53%	1,000.00	1,065.30	1.79
Guggenheim S&P MidCap 400® Pure Growth ETF	0.35%	4.51%	1,000.00	1,045.10	1.77
Guggenheim S&P SmallCap 600® Pure Value ETF	0.35%	3.78%	1,000.00	1,037.80	1.77
Guggenheim S&P SmallCap 600® Pure Growth ETF	0.35%	7.30%	1,000.00	1,073.00	1.80

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim Russell Top 50® Mega Cap ETF	0.20%	5.00%	$1,000.00	$1,023.80	$1.00
Guggenheim S&P 500® Pure Value ETF	0.35%	5.00%	1,000.00	1,023.06	1.76
Guggenheim S&P 500® Pure Growth ETF	0.35%	5.00%	1,000.00	1,023.06	1.76
Guggenheim S&P MidCap 400® Pure Value ETF	0.35%	5.00%	1,000.00	1,023.06	1.76
Guggenheim S&P MidCap 400® Pure Growth ETF	0.35%	5.00%	1,000.00	1,023.06	1.76
Guggenheim S&P SmallCap 600® Pure Value ETF	0.35%	5.00%	1,000.00	1,023.06	1.76
Guggenheim S&P SmallCap 600® Pure Growth ETF	0.35%	5.00%	1,000.00	1,023.06	1.76

[1]	Annualized.
[2]
Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period October 31, 2014 to April 30, 2015.

6 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2015

GUGGENHEIM RUSSELL TOP 50® MEGA CAP ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

* The Fund’s Ten Largest Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*	(% of Total Net Assets)
Apple, Inc.	8.7%
Microsoft Corp.	4.6%
Exxon Mobil Corp.	4.3%
Johnson & Johnson	3.2%
General Electric Co.	3.1%
Wells Fargo & Co.	3.0%
Berkshire Hathaway, Inc. — Class B	3.0%
JPMorgan Chase & Co.	2.8%
Pfizer, Inc.	2.5%
Procter & Gamble Co.	2.5%
Top Ten Total	37.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 7

PORTFOLIO SUMMARY (Unaudited)	April 30, 2015

GUGGENHEIM S&P 500® PURE VALUE ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

* The Fund’s Ten Largest Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*	(% of Total Net Assets)
Valero Energy Corp.	2.1%
Berkshire Hathaway, Inc. — Class B	2.0%
Assurant, Inc.	1.8%
General Motors Co.	1.7%
Staples, Inc.	1.7%
Phillips 66	1.6%
Anthem, Inc.	1.6%
Noble Corporation plc	1.5%
Unum Group	1.5%
Newfield Exploration Co.	1.5%
Top Ten Total	17.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

8 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2015

GUGGENHEIM S&P 500® PURE GROWTH ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

* The Fund’s Ten Largest Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*	(% of Total Net Assets)
DR Horton, Inc.	2.4%
Micron Technology, Inc.	2.0%
Under Armour, Inc. — Class A	1.9%
Lennar Corp. — Class A	1.9%
Constellation Brands, Inc. — Class A	1.8%
Facebook, Inc. — Class A	1.8%
Akamai Technologies, Inc.	1.7%
Avago Technologies Ltd.	1.7%
Regeneron Pharmaceuticals, Inc.	1.7%
Apple, Inc.	1.7%
Top Ten Total	18.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 9

PORTFOLIO SUMMARY (Unaudited)	April 30, 2015

GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

* The Fund’s Ten Largest Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*	(% of Total Net Assets)
Nabors Industries Ltd.	2.3%
AGCO Corp.	2.2%
Domtar Corp.	2.0%
Ascena Retail Group, Inc.	1.9%
Reinsurance Group of America, Inc. — Class A	1.8%
Patterson-UTI Energy, Inc.	1.8%
ManpowerGroup, Inc.	1.7%
Ingram Micro, Inc. — Class A	1.6%
Arrow Electronics, Inc.	1.6%
AECOM	1.6%
Top Ten Total	18.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

10 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2015

GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

* The Fund’s Ten Largest Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*	(% of Total Net Assets)
JetBlue Airways Corp.	2.8%
ARRIS Group, Inc.	2.5%
Centene Corp.	2.5%
Eagle Materials, Inc.	2.4%
United Therapeutics Corp.	2.3%
Alexander & Baldwin, Inc.	2.3%
Trinity Industries, Inc.	2.1%
Toll Brothers, Inc.	2.1%
Cadence Design Systems, Inc.	2.0%
Akorn, Inc.	2.0%
Top Ten Total	23.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 11

PORTFOLIO SUMMARY (Unaudited)	April 30, 2015

GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

* The Fund’s Ten Largest Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*	(% of Total Net Assets)
Basic Energy Services, Inc.	1.6%
Pioneer Energy Services Corp.	1.6%
Cash America International, Inc.	1.5%
Meadowbrook Insurance Group, Inc.	1.5%
TTM Technologies, Inc.	1.4%
Universal Corp.	1.3%
Central Garden & Pet Co. — Class A	1.3%
Green Plains, Inc.	1.2%
SkyWest, Inc.	1.2%
Seneca Foods Corp. — Class A	1.1%
Top Ten Total	13.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

12 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (Unaudited)	April 30, 2015

GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

* The Fund’s Ten Largest Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*	(% of Total Net Assets)
Lannett Company, Inc.	2.2%
Gentherm, Inc.	1.9%
TASER International, Inc.	1.9%
Carrizo Oil & Gas, Inc.	1.8%
Skechers U.S.A., Inc. — Class A	1.7%
Take-Two Interactive Software, Inc.	1.4%
Synchronoss Technologies, Inc.	1.4%
Synergy Resources Corp.	1.4%
General Communication, Inc. — Class A	1.4%
ABIOMED, Inc.	1.4%
Top Ten Total	16.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2015
GUGGENHEIM RUSSELL TOP 50® MEGA CAP ETF

	Shares	Value

COMMON STOCKS† - 100.0%

CONSUMER, NON-CYCLICAL - 23.0%
Johnson & Johnson	168,797	$16,744,663
Pfizer, Inc.	380,583	12,913,182
Procter & Gamble Co.	161,450	12,836,890
Merck & Company, Inc.	174,362	10,385,001
Coca-Cola Co.	236,901	9,608,705
Gilead Sciences, Inc.	91,626	9,209,329
PepsiCo, Inc.	90,454	8,603,984
Philip Morris International, Inc.	93,845	7,833,242
Amgen, Inc.	45,167	7,132,321
Bristol-Myers Squibb Co.	98,874	6,301,240
AbbVie, Inc.	94,870	6,134,294
Altria Group, Inc.	118,521	5,931,976
MasterCard, Inc. — Class A	59,983	5,411,066
Total Consumer, Non-cyclical		119,045,893

TECHNOLOGY - 20.1%
Apple, Inc.	359,757	45,023,588
Microsoft Corp.	492,853	23,972,370
Intel Corp.	297,009	9,667,643
International Business Machines Corp.	56,440	9,667,608
Oracle Corp.	195,968	8,548,124
QUALCOMM, Inc.	100,706	6,848,008
Total Technology		103,727,341

COMMUNICATIONS - 18.0%
Verizon Communications, Inc.	247,079	12,462,665
Walt Disney Co.	103,329	11,233,929
AT&T, Inc.	309,689	10,727,627
Amazon.com, Inc.*	22,415	9,454,199
Facebook, Inc. — Class A*	117,807	9,279,657
Google, Inc. — Class A*	16,747	9,190,251
Google, Inc. — Class C*	16,992	9,130,481
Comcast Corp. — Class A	154,551	8,926,866
Cisco Systems, Inc.	305,642	8,811,659
Twenty-First Century Fox, Inc. — Class A	113,618	3,872,101
Total Communications		93,089,435

FINANCIAL - 14.9%
Wells Fargo & Co.	284,935	15,699,919
Berkshire Hathaway, Inc. — Class B*	109,199	15,419,991
JPMorgan Chase & Co.	225,813	14,284,931
Bank of America Corp.	627,411	9,994,657
Citigroup, Inc.	181,248	9,664,143
Visa, Inc. — Class A	119,671	7,904,269
American Express Co.	54,124	4,191,904
Total Financial		77,159,814

ENERGY - 9.9%
Exxon Mobil Corp.	256,221	22,386,028
Chevron Corp.	113,581	12,614,306
Schlumberger Ltd.	77,596	7,341,358
ConocoPhillips	73,250	4,975,140
Occidental Petroleum Corp.	46,873	3,754,527
California Resources Corp.	18,749	174,366
Total Energy		51,245,725

INDUSTRIAL - 8.6%
General Electric Co.	598,301	16,201,992
Boeing Co.	43,509	6,236,580
United Technologies Corp.	54,696	6,221,670
3M Co.	39,037	6,104,996
Union Pacific Corp.	54,045	5,741,200
United Parcel Service, Inc. — Class B	42,233	4,245,683
Total Industrial		44,752,121

CONSUMER, CYCLICAL - 5.5%
Home Depot, Inc.	77,466	8,287,312
Wal-Mart Stores, Inc.	95,059	7,419,355
CVS Health Corp.	69,761	6,926,570
McDonald’s Corp.	58,973	5,693,843
Total Consumer, Cyclical		28,327,080

Total Common Stocks
(Cost $433,115,342)		517,347,409

SHORT TERM INVESTMENTS† - 0.0%
Federated U.S. Treasury Cash Reserve Fund 0.00%	252,647	252,647
Total Short Term Investments
(Cost $252,647)		252,647

Total Investments - 100.0%
(Cost $433,367,989)		$517,600,056
Other Assets & Liabilities, net - 0.0%		(156,402)
Total Net Assets - 100.0%		$517,443,654

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.

14 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2015
GUGGENHEIM S&P 500® PURE VALUE ETF

	Shares	Value

COMMON STOCKS† - 99.9%

FINANCIAL - 31.7%
Berkshire Hathaway, Inc. — Class B*	142,659	$20,144,877
Assurant, Inc.	292,048	17,949,271
Unum Group	441,373	15,077,302
Genworth Financial, Inc. — Class A*	1,672,749	14,703,464
MetLife, Inc.	261,941	13,434,954
Prudential Financial, Inc.	156,293	12,753,509
American International Group, Inc.	226,066	12,725,255
Lincoln National Corp.	212,009	11,976,388
Hartford Financial Services Group, Inc.	293,252	11,955,884
Loews Corp.	267,289	11,129,914
XL Group plc — Class A	260,143	9,646,102
SunTrust Banks, Inc.	213,830	8,873,944
Citigroup, Inc.	162,909	8,686,308
Morgan Stanley	225,195	8,402,025
Zions Bancorporation	290,535	8,232,309
JPMorgan Chase & Co.	128,791	8,147,319
Capital One Financial Corp.	93,999	7,599,819
People’s United Financial, Inc.	496,610	7,503,777
Aflac, Inc.	115,206	7,262,586
Bank of America Corp.	448,812	7,149,575
Travelers Companies, Inc.	68,604	6,936,551
Goldman Sachs Group, Inc.	35,002	6,875,093
KeyCorp	466,348	6,738,729
PNC Financial Services Group, Inc.	73,279	6,721,883
Fifth Third Bancorp	303,301	6,066,020
ACE Ltd.	56,264	6,019,685
Comerica, Inc.	124,732	5,913,544
NASDAQ OMX Group, Inc.	121,319	5,899,743
Progressive Corp.	210,202	5,603,985
Cincinnati Financial Corp.	109,140	5,526,850
BB&T Corp.	138,630	5,308,143
Bank of New York Mellon Corp.	122,276	5,177,166
Chubb Corp.	52,037	5,117,839
Torchmark Corp.	89,317	5,011,577
Principal Financial Group, Inc.	97,371	4,977,606
Hudson City Bancorp, Inc.	465,294	4,327,234
Huntington Bancshares, Inc.	396,852	4,309,813
Total Financial		319,886,043

ENERGY - 26.8%
Valero Energy Corp.	373,069	21,227,626
Phillips 66	208,976	16,573,887
Noble Corporation plc[1]	898,177	15,547,443
Newfield Exploration Co.*	378,910	14,868,429
Tesoro Corp.	170,880	14,666,630
Marathon Petroleum Corp.	148,789	14,666,132
Hess Corp.	188,538	14,498,572
Marathon Oil Corp.	407,138	12,661,992
Chesapeake Energy Corp.[1]	779,267	12,289,041
First Solar, Inc.*	198,731	11,858,279
Diamond Offshore Drilling, Inc.[1]	350,795	11,741,109
Devon Energy Corp.	167,476	11,423,538
Ensco plc — Class A	384,851	10,498,735
Murphy Oil Corp.	208,313	9,917,782
Chevron Corp.	85,001	9,440,211
QEP Resources, Inc.	411,454	9,257,715
Baker Hughes, Inc.	128,482	8,795,877
Apache Corp.	125,571	8,589,056
National Oilwell Varco, Inc.	126,674	6,892,332
ConocoPhillips	98,246	6,672,868
Transocean Ltd.[1]	328,445	6,181,335
Helmerich & Payne, Inc.	75,047	5,851,415
Halliburton Co.	111,207	5,443,583
Exxon Mobil Corp.	60,967	5,326,687
Occidental Petroleum Corp.	62,464	5,003,366
Total Energy		269,893,640

CONSUMER, CYCLICAL - 12.0%
General Motors Co.	477,679	16,747,426
Staples, Inc.	1,018,374	16,619,864
GameStop Corp. — Class A1	374,471	14,432,112
Ford Motor Co.	837,348	13,230,098
Best Buy Company, Inc.	310,734	10,766,933
Goodyear Tire & Rubber Co.	379,172	10,755,214
Kohl’s Corp.	140,801	10,088,392
Wal-Mart Stores, Inc.	72,270	5,640,673
Target Corp.	69,407	5,471,354
Costco Wholesale Corp.	34,163	4,887,017
Whirlpool Corp.	24,180	4,246,008
Johnson Controls, Inc.	79,716	4,016,092
Carnival Corp.	86,214	3,790,830
Total Consumer, Cyclical		120,692,013

UTILITIES - 7.9%
NRG Energy, Inc.	323,447	8,163,802
FirstEnergy Corp.	209,202	7,512,443
Exelon Corp.	209,160	7,115,623
AES Corp.	536,609	7,110,069
Entergy Corp.	74,104	5,719,347
Consolidated Edison, Inc.	90,532	5,572,245
PG&E Corp.	98,974	5,237,704
DTE Energy Co.	50,568	4,026,730
SCANA Corp.	73,487	3,893,341
Duke Energy Corp.	49,902	3,870,898
Xcel Energy, Inc.	113,844	3,860,450
American Electric Power Company, Inc.	66,496	3,781,628
Ameren Corp.	90,404	3,701,140
Pepco Holdings, Inc.	139,318	3,619,482
Pinnacle West Capital Corp.	55,909	3,421,631
TECO Energy, Inc.	168,666	3,196,221
Total Utilities		79,802,754

CONSUMER, NON-CYCLICAL - 7.3%
Anthem, Inc.	109,749	16,564,417
Archer-Daniels-Midland Co.	265,763	12,990,495

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2015
GUGGENHEIM S&P 500® PURE VALUE ETF

	Shares	Value

Tyson Foods, Inc. — Class A	326,770	$12,907,415
Humana, Inc.	75,909	12,570,530
Cardinal Health, Inc.	103,073	8,693,177
Sysco Corp.	160,721	5,951,499
Avery Dennison Corp.	72,290	4,018,601
Total Consumer, Non-cyclical		73,696,134

INDUSTRIAL - 5.0%
Jacobs Engineering Group, Inc.*	328,481	14,078,696
Fluor Corp.	187,789	11,293,630
L-3 Communications Holdings, Inc.	51,520	5,920,163
Owens-Illinois, Inc.*	247,160	5,909,596
Ryder System, Inc.	57,200	5,454,592
Deere & Co.	47,192	4,271,820
Joy Global, Inc.	76,074	3,243,795
Total Industrial		50,172,292

BASIC MATERIALS - 3.3%
Newmont Mining Corp.	291,535	7,722,762
Freeport-McMoRan, Inc.	330,835	7,698,530
Allegheny Technologies, Inc.	155,014	5,268,926
LyondellBasell Industries N.V. — Class A	42,938	4,444,942
Nucor Corp.	86,622	4,232,351
Dow Chemical Co.	77,071	3,930,621
Total Basic Materials		33,298,132

COMMUNICATIONS - 2.4%
News Corp. — Class A*	717,390	11,320,414
CenturyLink, Inc.	129,799	4,667,573
AT&T, Inc.	125,957	4,363,150
Juniper Networks, Inc.	147,610	3,901,332
Total Communications		24,252,469

TECHNOLOGY - 2.1%
Xerox Corp.	724,929	8,336,684
Computer Sciences Corp.	102,352	6,596,586
Hewlett-Packard Co.	175,937	5,800,643
Total Technology		20,733,913

DIVERSIFIED - 1.4%
Leucadia National Corp.	600,733	14,279,423

Total Common Stocks
(Cost $1,002,063,675)		1,006,706,813

SHORT TERM INVESTMENTS† - 0.0%
Federated U.S. Treasury Cash Reserve Fund 0.00%	461,927	461,927
Total Short Term Investments
(Cost $461,927)		461,927

	Face Amount

SECURITIES LENDING COLLATERAL††,2 - 5.5%
Repurchase Agreements
HSBC Securities, Inc. issued 04/30/15 at 0.09% due 05/01/15	$41,357,377	41,357,377
BNP Paribas Securities Corp. issued 04/30/15 at 0.10% due 05/01/15	7,669,914	7,669,914
Barclays Capital, Inc. issued 04/30/15 at 0.08% due 05/01/15	6,310,684	6,310,684
Total Securities Lending Collateral
(Cost $55,337,975)		55,337,975

Total Investments - 105.4%
(Cost $1,057,863,577)		$1,062,506,715
Other Assets & Liabilities, net - (5.4)%		(54,417,156)
Total Net Assets - 100.0%		$1,008,089,559

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2015 — See Note 5.
[2]	Securities lending collateral — See Note 5.
plc — Public Limited Company

16 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2015
GUGGENHEIM S&P 500® PURE GROWTH ETF

	Shares	Value

COMMON STOCKS† - 100.0%

CONSUMER, NON-CYCLICAL - 27.9%
Constellation Brands, Inc. — Class A	338,404	$39,234,560
Regeneron Pharmaceuticals, Inc.*	79,652	36,437,603
Actavis plc*	125,142	35,397,665
Monster Beverage Corp.*	239,230	32,800,826
AmerisourceBergen Corp. — Class A	281,574	32,183,908
Alexion Pharmaceuticals, Inc.*	181,727	30,753,659
Gilead Sciences, Inc.	304,568	30,612,130
Celgene Corp.*	274,063	29,615,248
Zoetis, Inc.	580,460	25,784,033
DaVita HealthCare Partners, Inc.*	313,076	25,390,464
Keurig Green Mountain, Inc.	205,815	23,950,692
Amgen, Inc.	150,013	23,688,553
Moody’s Corp.	213,537	22,959,498
Edwards Lifesciences Corp.*	177,156	22,436,808
United Rentals, Inc.*	218,732	21,125,137
Mylan N.V.*	291,132	21,037,198
Biogen, Inc.*	49,407	18,474,760
Robert Half International, Inc.	328,598	18,220,759
Intuitive Surgical, Inc.*	29,192	14,478,648
Hospira, Inc.*	164,831	14,388,098
Molson Coors Brewing Co. — Class B	193,767	14,243,812
Cintas Corp.	171,297	13,695,195
AbbVie, Inc.	205,069	13,259,762
Dr Pepper Snapple Group, Inc.	175,061	13,056,049
MasterCard, Inc. — Class A	139,183	12,555,698
Lorillard, Inc.	147,845	10,328,452
Total Consumer, Non-cyclical		596,109,215

CONSUMER, CYCLICAL - 21.3%
DR Horton, Inc.	2,017,730	51,250,343
Under Armour, Inc. — Class A*	519,030	40,250,777
Lennar Corp. — Class A	863,907	39,566,941
Southwest Airlines Co.	830,275	33,675,954
Delta Air Lines, Inc.	725,338	32,379,088
O’Reilly Automotive, Inc.*	139,545	30,397,088
Chipotle Mexican Grill, Inc. — Class A*	38,101	23,673,675
CVS Health Corp.	223,337	22,175,131
Harman International Industries, Inc.	162,930	21,242,813
Lowe’s Companies, Inc.	281,010	19,350,349
Dollar Tree, Inc.*	226,486	17,305,795
Wyndham Worldwide Corp.	188,975	16,138,465
AutoZone, Inc.*	22,967	15,448,982
Michael Kors Holdings Ltd.*	232,549	14,385,481
Hanesbrands, Inc.	416,429	12,942,613
VF Corp.	177,053	12,823,949
Nordstrom, Inc.	145,465	10,991,335
NIKE, Inc. — Class B	109,229	10,796,194
Home Depot, Inc.	100,678	10,770,532
Ross Stores, Inc.	104,088	10,292,221
Leggett & Platt, Inc.	231,632	9,837,411
Total Consumer, Cyclical		455,695,137

TECHNOLOGY - 17.9%
Micron Technology, Inc.*	1,496,996	42,110,497
Akamai Technologies, Inc.*	501,074	36,969,240
Avago Technologies Ltd.	312,768	36,556,324
Apple, Inc.	288,624	36,121,294
Skyworks Solutions, Inc.	327,863	30,245,362
Red Hat, Inc.*	346,299	26,062,463
Seagate Technology plc	437,017	25,661,638
Electronic Arts, Inc.*	361,105	20,976,589
Western Digital Corp.	203,795	19,918,923
Cognizant Technology Solutions Corp. — Class A*	336,038	19,671,665
Fiserv, Inc.*	184,770	14,338,152
NVIDIA Corp.	499,676	11,090,309
Cerner Corp.*	152,198	10,929,338
SanDisk Corp.	156,503	10,476,311
Citrix Systems, Inc.*	155,969	10,474,878
Lam Research Corp.	138,205	10,445,534
Intel Corp.	312,235	10,163,249
QUALCOMM, Inc.	148,897	10,124,996
Total Technology		382,336,762

COMMUNICATIONS - 13.4%
Facebook, Inc. — Class A*	478,950	37,726,892
Expedia, Inc.	364,877	34,382,359
VeriSign, Inc.*,1	515,300	32,726,703
DIRECTV*	356,578	32,343,407
Equinix, Inc.	105,896	27,101,963
F5 Networks, Inc.*	200,327	24,443,901
Yahoo!, Inc.*	491,906	20,937,979
Priceline Group, Inc.*	11,513	14,250,907
Time Warner, Inc.	164,646	13,897,769
Alliance Data Systems Corp.*	44,325	13,178,266
Walt Disney Co.	118,057	12,835,157
eBay, Inc.*	180,666	10,525,601
Google, Inc. — Class A*	10,090	5,537,089
Google, Inc. — Class C*	10,031	5,390,058
Total Communications		285,278,051

FINANCIAL - 10.9%
American Tower Corp. — Class A	268,986	25,427,247
CBRE Group, Inc. — Class A*	578,406	22,176,086
Host Hotels & Resorts, Inc.	898,982	18,105,497
Health Care REIT, Inc.	242,258	17,447,421
Navient Corp.	861,430	16,832,342
Visa, Inc. — Class A	235,550	15,558,078
Equity Residential	210,401	15,540,217
Legg Mason, Inc.	290,193	15,278,662
Kimco Realty Corp.	625,488	15,074,261
AvalonBay Communities, Inc.	83,000	13,640,220
Ameriprise Financial, Inc.	99,240	12,432,787

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2015
GUGGENHEIM S&P 500® PURE GROWTH ETF

	Shares	Value

Essex Property Trust, Inc.	54,245	$12,039,678
Macerich Co.	145,715	11,913,658
Boston Properties, Inc.	85,563	11,320,841
Ventas, Inc.	155,719	10,729,039
Total Financial		233,516,034

ENERGY - 3.4%
Range Resources Corp.	331,152	21,048,022
EOG Resources, Inc.	210,271	20,806,315
Cabot Oil & Gas Corp. — Class A	574,213	19,419,884
Williams Companies, Inc.	231,155	11,832,824
Total Energy		73,107,045

INDUSTRIAL - 3.4%
Martin Marietta Materials, Inc.	121,961	17,397,737
Union Pacific Corp.	159,075	16,898,537
Amphenol Corp. — Class A	243,879	13,503,580
Thermo Fisher Scientific, Inc.	102,223	12,847,387
CH Robinson Worldwide, Inc.	182,782	11,769,333
Total Industrial		72,416,574

BASIC MATERIALS - 1.8%
Sherwin-Williams Co.	58,399	16,234,922
Sigma-Aldrich Corp.	81,880	11,374,770
Ecolab, Inc.	90,782	10,165,768
Total Basic Materials		37,775,460

Total Common Stocks
(Cost $1,951,454,915)		2,136,234,278

SHORT TERM INVESTMENTS† - 0.0%
Federated U.S. Treasury Cash Reserve Fund 0.00%	212,635	212,635
Total Short Term Investments
(Cost $212,635)		212,635

	Face Amount

SECURITIES LENDING COLLATERAL††,2 - 0.7%
Repurchase Agreements
HSBC Securities, Inc. issued 04/30/15 at 0.09% due 05/01/15	$11,183,807	11,183,807
BNP Paribas Securities Corp. issued 04/30/15 at 0.10% due 05/01/15	2,074,088	2,074,088
Barclays Capital, Inc. issued 04/30/15 at 0.08% due 05/01/15	1,706,526	1,706,526
Total Securities Lending Collateral
(Cost $14,964,421)		14,964,421

Total Investments - 100.7%
(Cost $1,966,631,971)		$2,151,411,334
Other Assets & Liabilities, net - (0.7)%		(14,884,257)
Total Net Assets - 100.0%		$2,136,527,077

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2015 — See Note 5.
[2]	Securities lending collateral — See Note 5.
plc — Public Limited Company
REIT — Real Estate Investment Trust

18 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2015
GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF

	Shares	Value

COMMON STOCKS† - 99.8%

INDUSTRIAL - 23.9%
AGCO Corp.	51,716	$2,663,891
Arrow Electronics, Inc.*	33,021	1,971,685
AECOM*	61,401	1,937,817
Avnet, Inc.	45,357	1,933,569
Tech Data Corp.*	33,682	1,898,654
Terex Corp.	68,436	1,879,253
KBR, Inc.	101,028	1,764,959
Orbital ATK, Inc.	19,458	1,423,547
Oshkosh Corp.	26,429	1,422,937
Tidewater, Inc.[1]	50,239	1,391,118
Jabil Circuit, Inc.	57,925	1,304,471
Greif, Inc. — Class A	30,516	1,243,832
Exelis, Inc.	47,053	1,153,740
Vishay Intertechnology, Inc.	86,990	1,103,033
Con-way, Inc.	21,134	868,607
Triumph Group, Inc.	12,866	762,182
SPX Corp.	9,628	741,356
Rock-Tenn Co. — Class A	11,505	724,585
Kennametal, Inc.	19,391	686,635
Regal Beloit Corp.	7,942	621,064
Granite Construction, Inc.	16,061	557,477
Bemis Company, Inc.	10,988	494,460
TimkenSteel Corp.	14,486	422,846
Timken Co.	10,026	393,922
Total Industrial		29,365,640

FINANCIAL - 18.9%
Reinsurance Group of America, Inc. — Class A	24,716	2,264,481
Old Republic International Corp.	112,363	1,718,031
Aspen Insurance Holdings Ltd.	33,416	1,561,530
Kemper Corp.	41,323	1,556,637
Hanover Insurance Group, Inc.	22,550	1,546,253
CNO Financial Group, Inc.	78,252	1,330,284
American Financial Group, Inc.	20,250	1,279,800
First American Financial Corp.	33,392	1,161,708
StanCorp Financial Group, Inc.	15,081	1,087,038
Everest Re Group Ltd.	6,012	1,075,607
FirstMerit Corp.	39,650	768,021
Associated Banc-Corp.	39,051	734,549
Trustmark Corp.	30,199	718,736
International Bancshares Corp.	27,583	716,606
Fulton Financial Corp.	57,811	702,981
Mercury General Corp.	12,744	700,155
Umpqua Holdings Corp.	37,846	643,760
Hancock Holding Co.	21,626	629,533
HCC Insurance Holdings, Inc.	11,009	627,073
Washington Federal, Inc.	27,737	599,119
TCF Financial Corp.	29,606	463,630
New York Community Bancorp, Inc.	25,861	444,551
Valley National Bancorp[1]	46,799	441,315
Prosperity Bancshares, Inc.	7,929	422,933
Total Financial		23,194,331

ENERGY - 18.0%
Nabors Industries Ltd.	172,116	2,874,338
Patterson-UTI Energy, Inc.	96,415	2,154,876
Denbury Resources, Inc.	218,264	1,922,907
HollyFrontier Corp.	49,152	1,906,114
Superior Energy Services, Inc.	68,695	1,751,722
Unit Corp.*	42,741	1,489,096
Western Refining, Inc.	33,521	1,476,600
Atwood Oceanics, Inc.	42,279	1,411,273
SM Energy Co.	23,895	1,385,193
Rowan Companies plc — Class A	62,149	1,316,937
Murphy USA, Inc.*	16,857	1,101,268
NOW, Inc.*,1	41,537	992,734
Rosetta Resources, Inc.*	35,439	809,072
Oil States International, Inc.*	13,352	635,422
Peabody Energy Corp.[1]	104,517	494,365
Helix Energy Solutions Group, Inc.*	21,439	353,315
Total Energy		22,075,232

CONSUMER, NON-CYCLICAL - 12.1%
ManpowerGroup, Inc.	24,189	2,064,047
Community Health Systems, Inc.*	28,716	1,541,475
Halyard Health, Inc.*	31,198	1,512,479
WellCare Health Plans, Inc.*	16,350	1,265,981
Rent-A-Center, Inc.	42,547	1,259,391
RR Donnelley & Sons Co.	67,570	1,258,153
Health Net, Inc.*	23,728	1,249,279
Owens & Minor, Inc.	36,190	1,220,327
FTI Consulting, Inc.*	20,471	841,563
Aaron’s, Inc.	22,849	776,866
Dean Foods Co.	40,625	660,156
United Natural Foods, Inc.*	9,773	659,287
Avon Products, Inc.	67,838	554,236
Total Consumer, Non-cyclical		14,863,240

CONSUMER, CYCLICAL - 10.8%
Ascena Retail Group, Inc.*	157,119	2,355,213
Ingram Micro, Inc. — Class A*	78,623	1,978,155
World Fuel Services Corp.	32,246	1,789,653
MDC Holdings, Inc.	53,449	1,434,571
Abercrombie & Fitch Co. — Class A	43,265	972,597
CST Brands, Inc.	20,789	867,109
JC Penney Company, Inc.*,1	103,213	856,668
Guess?, Inc.	37,647	689,317
International Speedway Corp. — Class A	18,830	684,659
Dana Holding Corp.	31,015	668,994
Office Depot, Inc.*	58,351	537,996
ANN, Inc.*	11,992	454,017
Total Consumer, Cyclical		13,288,949

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2015
GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF

	Shares	Value

BASIC MATERIALS - 8.3%
Domtar Corp.	55,825	$2,412,757
Reliance Steel & Aluminum Co.	28,575	1,849,373
Commercial Metals Co.	104,555	1,735,612
United States Steel Corp.[1]	57,291	1,376,130
Cabot Corp.	26,028	1,112,437
Steel Dynamics, Inc.	40,912	905,383
Olin Corp.	27,150	801,740
Total Basic Materials		10,193,432

UTILITIES - 3.3%
ONE Gas, Inc.	21,729	911,967
Great Plains Energy, Inc.	29,619	775,424
Hawaiian Electric Industries, Inc.	22,886	716,332
MDU Resources Group, Inc.	30,847	687,580
Atmos Energy Corp.	9,188	496,152
WGL Holdings, Inc.	8,037	442,115
Total Utilities		4,029,570

TECHNOLOGY - 2.3%
Lexmark International, Inc. — Class A	20,092	891,884
Advanced Micro Devices, Inc.*,1	330,673	747,321
Convergys Corp.	27,085	614,288
NCR Corp.*	19,862	545,013
Total Technology		2,798,506

COMMUNICATIONS - 2.2%
Telephone & Data Systems, Inc.	57,110	1,525,408
Time, Inc.	52,449	1,197,411
Total Communications		2,722,819

Total Common Stocks
(Cost $114,723,003)		122,531,719

SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund 0.00%	214,906	214,906
Total Short Term Investments
(Cost $214,906)		214,906

	Face Amount

SECURITIES LENDING COLLATERAL††,2 - 4.2%
Repurchase Agreements
HSBC Securities, Inc. issued 04/30/15 at 0.09% due 05/01/15	$3,829,903	3,829,903
BNP Paribas Securities Corp. issued 04/30/15 at 0.10% due 05/01/15	710,273	710,273
Barclays Capital, Inc. issued 04/30/15 at 0.08% due 05/01/15	584,402	584,402
Total Securities Lending Collateral
(Cost $5,124,578)		5,124,578

Total Investments - 104.2%
(Cost $120,062,487)		$127,871,203
Other Assets & Liabilities, net - (4.2)%		(5,137,308)
Total Net Assets - 100.0%		$122,733,895

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2015 — See Note 5.
[2]	Securities lending collateral — See Note 5.
plc — Public Limited Company

20 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2015
GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF

	Shares	Value

COMMON STOCKS† - 100.0%

CONSUMER, NON-CYCLICAL - 23.9%
Centene Corp.*	282,623	$17,519,800
United Therapeutics Corp.*	102,997	16,447,591
Akorn, Inc.*	340,439	14,175,880
WhiteWave Foods Co. — Class A*	289,083	12,710,980
Hain Celestial Group, Inc.*	207,987	12,529,137
Global Payments, Inc.	94,042	9,430,532
Gartner, Inc.*	86,255	7,157,440
VCA, Inc.*	139,368	7,103,587
Boston Beer Company, Inc. — Class A*,1	28,651	7,099,718
IDEXX Laboratories, Inc.*	55,471	6,954,399
Corporate Executive Board Co.	82,842	6,944,645
Live Nation Entertainment, Inc.*	252,212	6,320,433
Service Corporation International	225,863	6,251,888
STERIS Corp.	88,032	5,854,128
SEI Investments Co.	122,467	5,591,843
MEDNAX, Inc.*	73,627	5,211,319
Align Technology, Inc.*	83,281	4,900,254
WEX, Inc.*	42,433	4,782,623
Charles River Laboratories International, Inc.*	65,053	4,499,065
Sirona Dental Systems, Inc.*	47,246	4,382,066
Cooper Companies, Inc.	23,980	4,270,119
Total Consumer, Non-cyclical		170,137,447

CONSUMER, CYCLICAL - 21.7%
JetBlue Airways Corp.*	974,443	20,005,314
Toll Brothers, Inc.*	413,295	14,688,504
NVR, Inc.*	9,068	12,028,611
Advance Auto Parts, Inc.	65,773	9,405,539
Signet Jewelers Ltd.	68,837	9,233,107
Buffalo Wild Wings, Inc.*	56,944	9,071,179
Alaska Air Group, Inc.	141,359	9,055,457
Tempur Sealy International, Inc.*	148,014	9,015,533
Foot Locker, Inc.	146,486	8,708,593
Polaris Industries, Inc.	57,604	7,889,444
Carter’s, Inc.	67,100	6,700,606
Domino’s Pizza, Inc.	60,748	6,551,672
Brunswick Corp.	127,811	6,395,662
Williams-Sonoma, Inc.	77,709	5,713,943
LKQ Corp.*	176,853	4,787,411
Brinker International, Inc.	76,525	4,237,189
Dunkin’ Brands Group, Inc.	81,041	4,223,047
Deckers Outdoor Corp.*	47,704	3,530,096
HSN, Inc.	55,080	3,438,094
Total Consumer, Cyclical		154,679,001

FINANCIAL - 17.2%
Alexander & Baldwin, Inc.	396,851	16,064,528
Extra Space Storage, Inc.	189,559	12,497,625
Camden Property Trust	146,198	10,976,546
Jones Lang LaSalle, Inc.	64,544	10,718,177
LaSalle Hotel Properties	282,106	10,350,469
RenaissanceRe Holdings Ltd.	85,122	8,724,154
Duke Realty Corp.	380,730	7,542,261
Douglas Emmett, Inc.	251,640	7,171,740
Omega Healthcare Investors, Inc.	193,388	6,979,373
Primerica, Inc.	137,750	6,366,805
Signature Bank*	45,801	6,141,456
Weingarten Realty Investors	180,838	5,924,253
Regency Centers Corp.	81,758	5,132,767
Kilroy Realty Corp.	57,434	4,077,240
UDR, Inc.	113,517	3,719,952
Total Financial		122,387,346

INDUSTRIAL - 13.6%
Eagle Materials, Inc.	201,136	16,772,731
Trinity Industries, Inc.	564,137	15,282,472
Packaging Corporation of America	140,181	9,699,123
Wabtec Corp.	97,186	9,140,343
Old Dominion Freight Line, Inc.*	119,560	8,504,303
Zebra Technologies Corp. — Class A*	88,541	8,152,855
ITT Corp.	188,598	7,477,911
Acuity Brands, Inc.	40,365	6,738,937
Landstar System, Inc.	90,214	5,621,234
Cognex Corp.	123,424	5,540,503
Gentex Corp.	227,366	3,944,800
Total Industrial		96,875,212

TECHNOLOGY - 12.0%
Cadence Design Systems, Inc.*	770,255	14,365,255
Fortinet, Inc.*	373,789	14,106,797
SolarWinds, Inc.*	268,481	13,096,503
MAXIMUS, Inc.	179,046	11,460,734
Rackspace Hosting, Inc.*	160,322	8,641,356
Fair Isaac Corp.	78,775	6,968,437
Ultimate Software Group, Inc.*	37,927	6,304,226
ACI Worldwide, Inc.*	267,864	6,168,908
Tyler Technologies, Inc.*	34,707	4,232,519
Total Technology		85,344,735

COMMUNICATIONS - 7.1%
ARRIS Group, Inc.*	524,677	17,668,498
InterDigital, Inc.	178,923	9,790,667
Qorvo, Inc.*	111,391	7,341,781
Lamar Advertising Co. — Class A	103,341	5,989,644
AMC Networks, Inc. — Class A*	76,975	5,806,994
FactSet Research Systems, Inc.	26,526	4,174,927
Total Communications		50,772,511

BASIC MATERIALS - 2.5%
Cytec Industries, Inc.	124,347	6,875,146
Minerals Technologies, Inc.	96,182	6,514,407
Valspar Corp.	51,512	4,177,623
Total Basic Materials		17,567,176

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2015
GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF

	Shares	Value

ENERGY - 1.1%
Dresser-Rand Group, Inc.*	98,923	$8,177,964

UTILITIES - 0.9%
UGI Corp.	186,615	6,496,068

Total Common Stocks
(Cost $645,901,663)		712,437,460

SHORT TERM INVESTMENTS† - 0.0%
Federated U.S. Treasury Cash Reserve Fund 0.00%	219,178	219,178
Total Short Term Investments
(Cost $219,178)		219,178

	Face Amount

SECURITIES LENDING COLLATERAL††,2 - 1.0%
Repurchase Agreements
HSBC Securities, Inc. issued 04/30/15 at 0.09% due 05/01/15	$5,314,102	5,314,102
BNP Paribas Securities Corp. issued 04/30/15 at 0.10% due 05/01/15	985,525	985,525
Barclays Capital, Inc. issued 04/30/15 at 0.08% due 05/01/15	810,874	810,874
Total Securities Lending Collateral
(Cost $7,110,501)		7,110,501

Total Investments - 101.0%
(Cost $653,231,342)		$719,767,139
Other Assets & Liabilities, net - (1.0)%		(7,178,531)
Total Net Assets - 100.0%		$712,588,608

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2015 — See Note 5.
[2]	Securities lending collateral — See Note 5.

22 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2015
GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

	Shares	Value

COMMON STOCKS† - 99.9%

INDUSTRIAL - 20.6%
TTM Technologies, Inc.*	263,081	$2,459,807
Griffon Corp.	116,021	1,950,313
AAR Corp.	61,957	1,873,580
Benchmark Electronics, Inc.*	77,569	1,825,200
Gibraltar Industries, Inc.*	109,074	1,806,265
Atlas Air Worldwide Holdings, Inc.*	34,676	1,690,108
Universal Forest Products, Inc.	29,207	1,615,731
RTI International Metals, Inc.*	41,424	1,559,614
Comfort Systems USA, Inc.	69,095	1,429,576
Roadrunner Transportation Systems, Inc.*	55,753	1,364,276
Aegion Corp. — Class A*	71,807	1,322,685
Olympic Steel, Inc.	119,421	1,307,660
Sanmina Corp.*	58,797	1,195,343
Hornbeck Offshore Services, Inc.*,1	49,810	1,138,159
EMCOR Group, Inc.	25,384	1,132,888
Plexus Corp.*	25,088	1,080,038
Hub Group, Inc. — Class A*	26,246	1,047,215
Briggs & Stratton Corp.	52,858	1,033,374
Encore Wire Corp.	22,850	1,028,479
Tredegar Corp.	49,740	1,018,178
Fabrinet*	50,136	907,963
Celadon Group, Inc.	31,375	810,730
National Presto Industries, Inc.[1]	12,777	799,585
II-VI, Inc.*	44,032	783,329
Kaman Corp.	17,696	738,100
General Cable Corp.	39,613	646,088
DXP Enterprises, Inc.*	12,846	578,712
LSB Industries, Inc.*	13,418	569,057
Astec Industries, Inc.	11,313	476,051
Powell Industries, Inc.	14,288	474,219
Tetra Tech, Inc.	17,113	463,933
AM Castle & Co.*,1	86,503	339,092
Total Industrial		36,465,348

CONSUMER, NON-CYCLICAL - 17.8%
Universal Corp.	50,338	2,367,396
Central Garden & Pet Co. — Class A*	228,627	2,240,545
Seneca Foods Corp. — Class A*	69,719	2,009,302
Kelly Services, Inc. — Class A	120,450	1,977,789
SpartanNash Co.	59,869	1,806,248
Almost Family, Inc.*	41,574	1,799,323
PharMerica Corp.*	60,505	1,734,073
Monster Worldwide, Inc.*	293,653	1,729,616
Kindred Healthcare, Inc.	67,915	1,558,649
Viad Corp.	58,582	1,556,524
ABM Industries, Inc.	47,508	1,522,631
Magellan Health, Inc.*	21,566	1,365,128
LHC Group, Inc.*	39,957	1,281,021
CDI Corp.	93,164	1,270,757
TrueBlue, Inc.*	42,397	1,220,186
Invacare Corp.	55,813	1,120,167
Hanger, Inc.*	49,885	1,114,431
Brink’s Co.	41,992	1,111,528
Insperity, Inc.	22,678	1,092,172
Andersons, Inc.	23,848	1,018,071
Heidrick & Struggles International, Inc.	26,304	632,874
Total Consumer, Non-cyclical		31,528,431

CONSUMER, CYCLICAL - 17.4%
Cash America International, Inc.	102,471	2,656,047
SkyWest, Inc.	153,141	2,090,375
Pep Boys-Manny Moe & Jack*	186,735	1,710,493
M/I Homes, Inc.*	75,109	1,694,459
Big 5 Sporting Goods Corp.	108,609	1,481,427
ScanSource, Inc.*	37,172	1,481,304
EZCORP, Inc. — Class A*	159,234	1,464,953
Titan International, Inc.[1]	129,838	1,349,017
United Stationers, Inc.	32,100	1,303,581
Stage Stores, Inc.	64,305	1,241,730
Fred’s, Inc. — Class A	70,766	1,193,822
Sonic Automotive, Inc. — Class A	46,383	1,083,043
Superior Industries International, Inc.	57,860	1,076,196
Perry Ellis International, Inc.*	44,176	1,056,690
VOXX International Corp. — Class A*	103,444	985,821
Ruby Tuesday, Inc.*	127,882	930,981
Unifi, Inc.*	24,148	852,183
Arctic Cat, Inc.	23,935	849,453
Haverty Furniture Companies, Inc.	37,850	812,261
Biglari Holdings, Inc.*	2,216	809,970
Barnes & Noble, Inc.*	33,110	725,109
Marcus Corp.	35,613	689,824
Casey’s General Stores, Inc.	8,272	679,793
Callaway Golf Co.	69,902	676,651
Stein Mart, Inc.	53,023	627,262
Children’s Place, Inc.	8,827	535,446
Genesco, Inc.*	7,063	477,388
Movado Group, Inc.	14,252	417,299
Total Consumer, Cyclical		30,952,578

ENERGY - 16.4%
Basic Energy Services, Inc.*	286,182	2,916,194
Pioneer Energy Services Corp.*	383,905	2,860,092
Green Plains, Inc.	68,730	2,140,252
Northern Oil and Gas, Inc.*,1	199,138	1,760,380
TETRA Technologies, Inc.*	197,791	1,428,051
Penn Virginia Corp.*,1	213,347	1,425,158
Cloud Peak Energy, Inc.*	196,073	1,272,514
Matrix Service Co.*	57,072	1,253,872
Swift Energy Co.*,1	397,890	1,201,628
CARBO Ceramics, Inc.[1]	25,986	1,149,361
Stone Energy Corp.*	61,568	1,050,965
Gulf Island Fabrication, Inc.	76,135	1,004,221
ION Geophysical Corp.*	428,838	977,750
SEACOR Holdings, Inc.*	13,255	963,108
Newpark Resources, Inc.*	84,373	865,667

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

	Shares	Value

Rex Energy Corp.*,1	170,588	$852,940
Tesco Corp.	65,824	846,497
PDC Energy, Inc.*	13,494	765,650
Exterran Holdings, Inc.	20,115	745,663
Gulfmark Offshore, Inc. — Class A1	49,226	738,882
Geospace Technologies Corp.*,1	30,328	655,085
Comstock Resources, Inc.[1]	106,922	574,171
FutureFuel Corp.	40,934	444,953
Bristow Group, Inc.	6,844	425,218
Paragon Offshore plc[1]	217,041	392,844
Arch Coal, Inc.*,1	327,948	319,487
Total Energy		29,030,603

FINANCIAL - 11.1%
Meadowbrook Insurance Group, Inc.	304,409	2,599,653
Stewart Information Services Corp.	42,666	1,557,309
United Fire Group, Inc.	48,801	1,457,686
Employers Holdings, Inc.	59,649	1,456,032
Infinity Property & Casualty Corp.	15,181	1,125,671
Selective Insurance Group, Inc.	40,145	1,081,506
Navigators Group, Inc.*	13,825	1,079,041
Horace Mann Educators Corp.	29,672	1,007,958
Astoria Financial Corp.	68,297	899,471
First BanCorp*	145,264	873,037
OFG Bancorp	59,112	832,888
Forestar Group, Inc.*	56,190	829,364
Calamos Asset Management, Inc. — Class A	66,567	823,434
Susquehanna Bancshares, Inc.	51,910	697,670
Provident Financial Services, Inc.	33,600	604,800
Safety Insurance Group, Inc.	10,199	593,072
Wintrust Financial Corp.	11,020	537,115
Central Pacific Financial Corp.	18,457	422,665
Capstead Mortgage Corp.	35,627	415,055
ProAssurance Corp.	9,021	405,494
Old National Bancorp	27,136	370,678
Total Financial		19,669,599

BASIC MATERIALS - 6.7%
Kraton Performance Polymers, Inc.*	75,118	1,693,159
Zep, Inc.	79,607	1,582,587
Stepan Co.	30,905	1,573,992
OM Group, Inc.	45,309	1,361,082
A. Schulman, Inc.	25,402	1,078,315
Materion Corp.	24,445	977,556
Veritiv Corp.*	23,230	923,160
PH Glatfelter Co.	36,027	893,470
Kaiser Aluminum Corp.	10,922	877,801
American Vanguard Corp.	39,183	427,487
Koppers Holdings, Inc.	18,800	422,624
Total Basic Materials		11,811,233

TECHNOLOGY - 5.5%
Insight Enterprises, Inc.*	68,179	1,951,282
Ciber, Inc.*	403,832	1,425,527
SYNNEX Corp.	17,687	1,353,055
Digi International, Inc.*	114,616	1,157,622
ManTech International Corp. — Class A	33,439	977,422
CACI International, Inc. — Class A*	10,801	953,080
Engility Holdings, Inc.	26,293	732,786
Sykes Enterprises, Inc.*	27,686	692,981
Cohu, Inc.	44,310	463,926
Total Technology		9,707,681

COMMUNICATIONS - 4.0%
Liquidity Services, Inc.*	189,560	1,774,282
Harte-Hanks, Inc.	166,694	1,131,852
Scholastic Corp.	26,932	1,094,516
Blucora, Inc.*	69,374	948,343
Anixter International, Inc.*	12,313	869,298
Spok Holdings, Inc.	28,169	530,281
NETGEAR, Inc.*	13,351	404,135
Black Box Corp.	16,228	322,937
Total Communications		7,075,644

UTILITIES - 0.4%
Laclede Group, Inc.	7,620	395,707
Avista Corp.	11,287	368,182
Total Utilities		763,889

Total Common Stocks
(Cost $166,783,115)		177,005,006

24 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2015
GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

	Face Amount	Value

SECURITIES LENDING COLLATERAL††,2 - 5.3%
Repurchase Agreements
HSBC Securities, Inc. issued 04/30/15 at 0.09% due 05/01/15	$7,017,564	$7,017,564
BNP Paribas Securities Corp. issued 04/30/15 at 0.10% due 05/01/15	1,301,439	1,301,439
Barclays Capital, Inc. issued 04/30/15 at 0.08% due 05/01/15	1,070,804	1,070,804
Total Securities Lending Collateral
(Cost $9,389,807)		9,389,807

Total Investments - 105.2%
(Cost $176,172,922)		$186,394,813
Other Assets & Liabilities, net - (5.2)%		(9,140,689)
Total Net Assets - 100.0%		$177,254,124

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2015 — See Note 5.
[2]	Securities lending collateral — See Note 5.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2015
GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

	Shares	Value

COMMON STOCKS† - 99.9%

FINANCIAL - 21.7%
Universal Insurance Holdings, Inc.	79,168	$1,901,615
Sabra Health Care REIT, Inc.	58,975	1,762,173
CoreSite Realty Corp.	36,636	1,761,459
Chesapeake Lodging Trust	54,168	1,719,834
HFF, Inc. — Class A	35,872	1,405,824
Bank Mutual Corp.	192,374	1,383,169
DiamondRock Hospitality Co.	98,165	1,331,117
Associated Estates Realty Corp.	45,443	1,295,125
American Assets Trust, Inc.	31,276	1,244,785
Universal Health Realty Income Trust	22,267	1,105,779
Post Properties, Inc.	18,147	1,037,464
Boston Private Financial Holdings, Inc.	73,812	970,628
Glacier Bancorp, Inc.	36,728	967,416
First Midwest Bancorp, Inc.	55,799	954,163
Retail Opportunity Investments Corp.	54,166	908,905
Home BancShares, Inc.	25,735	846,167
BofI Holding, Inc.*	9,163	841,255
PrivateBancorp, Inc. — Class A	22,574	836,818
MB Financial, Inc.	27,387	825,170
Medical Properties Trust, Inc.	58,911	823,576
HCI Group, Inc.	18,474	805,097
PRA Group, Inc.*	14,086	771,561
Bank of the Ozarks, Inc.	19,770	766,285
Pinnacle Financial Partners, Inc.	14,257	679,346
Sovran Self Storage, Inc.	7,523	657,059
Enova International, Inc.*	34,137	631,876
Education Realty Trust, Inc.	17,990	604,824
Inland Real Estate Corp.	56,262	578,936
Healthcare Realty Trust, Inc.	22,345	572,032
Cousins Properties, Inc.	43,166	420,437
CareTrust REIT, Inc.	30,925	386,253
Total Financial		30,796,148

CONSUMER, NON-CYCLICAL - 21.2%
Lannett Company, Inc.*	54,988	3,161,811
ABIOMED, Inc.*	31,100	1,966,142
Repligen Corp.*	57,961	1,710,430
Depomed, Inc.*	70,534	1,640,621
Molina Healthcare, Inc.*	27,443	1,625,449
PAREXEL International Corp.*	25,477	1,619,700
On Assignment, Inc.*	44,762	1,506,241
ExamWorks Group, Inc.*	36,013	1,474,732
AMN Healthcare Services, Inc.*	52,647	1,200,878
Natus Medical, Inc.*	30,984	1,168,407
Calavo Growers, Inc.	22,416	1,135,370
Cynosure, Inc. — Class A*	32,655	1,091,330
Cal-Maine Foods, Inc.[1]	24,123	1,078,539
Cambrex Corp.*	25,978	999,893
Ligand Pharmaceuticals, Inc. — Class B*	12,863	998,683
Abaxis, Inc.	13,961	893,504
Chemed Corp.	7,527	867,487
Albany Molecular Research, Inc.*,1	46,153	833,523
Ensign Group, Inc.	18,312	771,118
Anika Therapeutics, Inc.*	22,544	769,201
Helen of Troy Ltd.*	8,218	719,979
Snyder’s-Lance, Inc.	23,383	690,500
Impax Laboratories, Inc.*	15,100	683,426
Affymetrix, Inc.*,1	49,652	602,279
Cantel Medical Corp.	11,906	533,270
J&J Snack Foods Corp.	3,778	394,159
Total Consumer, Non-cyclical		30,136,672

CONSUMER, CYCLICAL - 19.0%
Gentherm, Inc.*	51,331	2,706,684
Skechers U.S.A., Inc. — Class A*	26,368	2,371,010
Pinnacle Entertainment, Inc.*	52,052	1,913,432
Meritage Homes Corp.*	41,330	1,767,684
Standard Pacific Corp.*	188,466	1,526,575
G-III Apparel Group Ltd.*	12,767	1,419,435
DTS, Inc.*	38,311	1,373,449
Ryland Group, Inc.	30,613	1,261,868
Papa John’s International, Inc.	16,180	992,966
Select Comfort Corp.*	31,647	975,361
Allegiant Travel Co. — Class A	6,231	958,079
Popeyes Louisiana Kitchen, Inc.*	16,178	900,790
BJ’s Restaurants, Inc.*	19,190	898,091
Zumiez, Inc.*	27,053	857,851
Sonic Corp.	29,861	855,518
Winnebago Industries, Inc.[1]	39,952	827,406
Outerwall, Inc.[1]	11,451	760,690
Jack in the Box, Inc.	8,050	698,499
Texas Roadhouse, Inc. — Class A	20,331	683,122
Wolverine World Wide, Inc.	21,471	659,803
Universal Electronics, Inc.*	11,237	606,124
Marriott Vacations Worldwide Corp.	7,366	605,559
Iconix Brand Group, Inc.*	21,432	563,876
Francesca’s Holdings Corp.*	26,560	449,661
Scientific Games Corp. — Class A*,1	32,341	409,760
Total Consumer, Cyclical		27,043,293

INDUSTRIAL - 13.7%
TASER International, Inc.*,1	88,522	2,672,479
Methode Electronics, Inc.	40,048	1,700,438
PGT, Inc.*	144,966	1,641,015
Apogee Enterprises, Inc.	29,717	1,563,709
ArcBest Corp.	34,313	1,224,975
Headwaters, Inc.*	62,647	1,101,334
US Ecology, Inc.	22,630	1,061,573
Heartland Express, Inc.	50,683	1,060,288
Lydall, Inc.*	38,877	1,043,459
KapStone Paper and Packaging Corp.	37,203	1,039,824
Hillenbrand, Inc.	30,421	894,073
Bel Fuse, Inc. — Class B	39,404	808,964
Knight Transportation, Inc.	27,488	794,403
Curtiss-Wright Corp.	9,720	710,143

26 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2015
GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

	Shares	Value

Saia, Inc.*	17,227	$702,000
Matson, Inc.	14,471	586,076
AZZ, Inc.	10,729	497,718
Forward Air Corp.	8,427	424,468
Total Industrial		19,526,939

TECHNOLOGY - 11.3%
Take-Two Interactive Software, Inc.*	86,817	2,057,563
Synchronoss Technologies, Inc.*	44,445	2,039,137
Omnicell, Inc.*	40,802	1,449,695
Manhattan Associates, Inc.*	26,537	1,394,785
IGATE Corp.*	28,608	1,360,596
Synaptics, Inc.*	13,729	1,163,121
NetScout Systems, Inc.*,1	23,991	986,031
Super Micro Computer, Inc.*	32,685	940,347
Monolithic Power Systems, Inc.	16,848	873,232
Tessera Technologies, Inc.	23,195	837,571
Virtusa Corp.*	17,561	698,928
Dealertrack Technologies, Inc.*	16,587	652,035
Blackbaud, Inc.	12,746	644,055
Electronics for Imaging, Inc.*	12,906	538,567
MicroStrategy, Inc. — Class A*	2,009	365,879
Total Technology		16,001,542

COMMUNICATIONS - 6.5%
General Communication, Inc. — Class A*	126,862	2,012,032
LogMeIn, Inc.*	25,871	1,660,401
comScore, Inc.*	20,879	1,093,224
j2 Global, Inc.	15,527	1,077,108
DHI Group, Inc.*	133,865	1,017,374
EW Scripps Co. — Class A	36,713	855,046
VASCO Data Security International, Inc.*,1	23,834	605,860
Consolidated Communications Holdings, Inc.	24,811	522,768
ViaSat, Inc.*	6,632	398,716
Journal Media Group, Inc.*	253	2,350
Total Communications		9,244,879

ENERGY - 4.1%
Carrizo Oil & Gas, Inc.*	45,254	2,522,005
Synergy Resources Corp.*	168,669	2,020,655
Flotek Industries, Inc.*	51,097	730,176
PetroQuest Energy, Inc.*	216,795	581,011
Total Energy		5,853,847

BASIC MATERIALS - 2.4%
US Silica Holdings, Inc.[1]	34,070	1,272,515
Deltic Timber Corp.	11,790	754,560
Neenah Paper, Inc.	10,262	620,543
Century Aluminum Co.*	33,790	435,553
Balchem Corp.	7,698	403,529
Total Basic Materials		3,486,700

Total Common Stocks
(Cost $129,495,729)		142,090,020

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund 0.00%	138,141	138,141
Total Short Term Investments
(Cost $138,141)		138,141

	Face Amount

SECURITIES LENDING COLLATERAL††,2 - 6.0%
Repurchase Agreements
HSBC Securities, Inc. issued 04/30/15 at 0.09% due 05/01/15	$6,368,183	6,368,183
BNP Paribas Securities Corp. issued 04/30/15 at 0.10% due 05/01/15	1,181,008	1,181,008
Barclays Capital, Inc. issued 04/30/15 at 0.08% due 05/01/15	971,715	971,715
Total Securities Lending Collateral
(Cost $8,520,906)		8,520,906

Total Investments - 106.0%
(Cost $138,154,776)		$150,749,067
Other Assets & Liabilities, net - (6.0)%		(8,499,556)
Total Net Assets - 100.0%		$142,249,511

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2015 — See Note 5.
[2]	Securities lending collateral — See Note 5.
REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 27

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2015

	Guggenheim Russell Top 50® Mega Cap ETF	Guggenheim S&P 500® Pure Value ETF	Guggenheim S&P 500® Pure Growth ETF	Guggenheim S&P MidCap 400® Pure Value ETF
Assets:
Investments, at value* — including $—, $56,132,224, $14,454,876 and $5,000,973 of securities loaned, respectively	$517,600,056	$1,007,168,740	$2,136,446,913	$122,746,625
Repurchase agreements	—	55,337,975	14,964,421	5,124,578
Total Investments	517,600,056	1,062,506,715	2,151,411,334	127,871,203
Segregated cash with broker	—	140,075	37,879	12,972
Receivables:
Investments sold	433,990	—	—	—
Securities lending	—	160,162	2,408	12,022
Dividends and interest	527,449	1,056,485	697,377	10,407
Total assets	518,561,495	1,063,863,437	2,152,148,998	127,906,604

Liabilities:
Payable for:
Return of securities loaned	—	55,478,050	15,002,300	5,137,550
Investments purchased	1,032,350	—	—	—
Management fees	85,491	292,475	618,748	35,159
Due to custodian	—	3,353	873	—
Total liabilities	1,117,841	55,773,878	15,621,921	5,172,709
Commitments and contingent liabilities (Note 8)	—	—	—	—
Net assets	$517,443,654	$1,008,089,559	$2,136,527,077	$122,733,895

Net assets consist of:
Paid-in capital	$504,268,563	$913,281,039	$1,887,734,030	$105,967,369
Undistributed (distributions in excess of) net investment income	741,373	1,512,797	(83,229)	67,350
Accumulated net realized gain (loss) on investments	(71,798,349)	88,652,585	64,096,913	8,890,460
Net unrealized appreciation on investments	84,232,067	4,643,138	184,779,363	7,808,716
Net assets	$517,443,654	$1,008,089,559	$2,136,527,077	$122,733,895
Shares outstanding (unlimited shares authorized), no par value	3,600,785	18,252,836	26,100,299	2,200,499
Net asset value, offering price and repurchase price per share	$143.70	$55.23	$81.86	$55.78
Cost of investments	$433,367,989	$1,002,525,602	$1,951,667,550	$114,937,909
Cost of repurchase agreements	—	55,337,975	14,964,421	5,124,578
*Total cost of investments	$433,367,989	$1,057,863,577	$1,966,631,971	$120,062,487

28 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(concluded)	April 30, 2015

	Guggenheim S&P MidCap 400® Pure Growth ETF	Guggenheim S&P SmallCap 600® Pure Value ETF	Guggenheim S&P SmallCap 600® Pure Growth ETF
Assets:
Investments, at value* — including $6,665,820, $9,180,756 and $8,444,640 of securities loaned, respectively	$712,656,638	$177,005,006	$142,228,161
Repurchase agreements	7,110,501	9,389,807	8,520,906
Total Investments	719,767,139	186,394,813	150,749,067
Cash	4,335,715	—	—
Segregated cash with broker	17,999	23,768	21,569
Receivables:
Fund shares sold	2,461	—	7,683
Securities lending	1,526	19,956	6,072
Dividends and interest	137,745	342,961	45,437
Capital gains tax reclaims	—	327	774
Total assets	724,262,585	186,781,825	150,830,602

Liabilities:
Payable for:
Return of securities loaned	7,128,500	9,413,575	8,542,475
Investments purchased	4,335,715	—	—
Management fees	209,762	51,344	38,616
Due to custodian	—	62,782	—
Total liabilities	11,673,977	9,527,701	8,581,091
Commitments and contingent liabilities (Note 8)	—	—	—
Net assets	$712,588,608	$177,254,124	$142,249,511

Net assets consist of:
Paid-in capital	$611,408,525	$170,133,147	$125,079,101
Undistributed (distributions in excess of) net investment income	(208,383)	47,538	56,070
Accumulated net realized gain (loss) on investments	34,852,669	(3,148,452)	4,520,049
Net unrealized appreciation on investments	66,535,797	10,221,891	12,594,291
Net assets	$712,588,608	$177,254,124	$142,249,511
Shares outstanding (unlimited shares authorized), no par value	5,550,021	2,750,040	1,650,004
Net asset value, offering price and repurchase price per share	$128.39	$64.46	$86.21
Cost of investments	$646,120,841	$166,783,115	$129,633,870
Cost of repurchase agreements	7,110,501	9,389,807	8,520,906
*Total cost of investments	$653,231,342	$176,172,922	$138,154,776

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 29

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2015
	Guggenheim Russell Top 50® Mega Cap ETF	Guggenheim S&P 500® Pure Value ETF	Guggenheim S&P 500® Pure Growth ETF	Guggenheim S&P MidCap 400® Pure Value ETF
Investment Income:
Dividends	$6,556,939	$13,752,703	$8,854,542	$1,074,525
Income from securities lending	—	1,187,741	14,055	47,254
Interest	14	11	7	3
Total investment income	6,556,953	14,940,455	8,868,604	1,121,782

Expenses:
Management fees	571,541	1,988,597	3,391,124	209,882
Total expenses	571,541	1,988,597	3,391,124	209,882
Net investment income	5,985,412	12,951,858	5,477,480	911,900

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	82,887	(9,099,102)	8,839,192	(1,004,559)
In-kind redemptions	35,731,540	101,338,848	60,592,602	11,639,918
Net realized gain	35,814,427	92,239,746	69,431,794	10,635,359
Net change in unrealized appreciation (depreciation) on:
Investments	(24,980,583)	(64,051,473)	(7,288)	(3,779,286)
Net realized and unrealized gain	10,833,844	28,188,273	69,424,506	6,856,073
Net increase in net assets resulting from operations	$16,819,256	$41,140,131	$74,901,986	$7,767,973

30 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (Unaudited)(concluded)

For the Six Months Ended April 30, 2015
	Guggenheim S&P MidCap 400® Pure Growth ETF	Guggenheim S&P SmallCap 600® Pure Value ETF	Guggenheim S&P SmallCap 600® Pure Growth ETF
Investment Income:
Dividends, net of foreign taxes withheld*	$3,484,879	$1,542,425	$551,177
Income from securities lending	126,305	77,779	20,323
Interest	9	3	1
Total investment income	3,611,193	1,620,207	571,501

Expenses:
Management fees	1,242,442	302,549	194,364
Total expenses	1,242,442	302,549	194,364
Net investment income	2,368,751	1,317,658	377,137

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(3,964,345)	(2,443,277)	(1,700,195)
In-kind redemptions	39,712,945	13,957,029	6,449,545
Net realized gain	35,748,600	11,513,752	4,749,350
Net change in unrealized appreciation (depreciation) on:
Investments	(8,053,343)	(6,024,864)	1,935,517
Net realized and unrealized gain	27,695,257	5,488,888	6,684,867
Net increase in net assets resulting from operations	$30,064,008	$6,806,546	$7,062,004
* Foreign taxes withheld	$—	$1,670	$376

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 31

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Guggenheim Russell Top 50® Mega Cap ETF		Guggenheim S&P 500® Pure Value ETF
	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,985,412	$10,854,977	$12,951,858	$15,060,597
Net realized gain on investments	35,814,427	17,409,553	92,239,746	94,111,013
Net change in unrealized appreciation (depreciation) on investments	(24,980,583)	53,282,676	(64,051,473)	1,693,099
Net increase in net assets resulting from operations	16,819,256	81,547,206	41,140,131	110,864,709

Distributions to shareholders from:
Net investment income	(6,226,614)	(10,780,498)	(12,391,828)	(14,264,565)

Shareholder transactions:
Proceeds from shares purchased	28,502,448	81,178,515	403,511,764	1,190,583,615
Cost of shares redeemed	(120,448,618)	(76,270,708)	(699,232,817)	(386,686,594)
Net increase (decrease) in net assets resulting from share transactions	(91,946,170)	4,907,807	(295,721,053)	803,897,021
Net increase (decrease) in net assets	(81,353,528)	75,674,515	(266,972,750)	900,497,165

Net assets:
Beginning of period	598,797,182	523,122,667	1,275,062,309	374,565,144
End of period	$517,443,654	$598,797,182	$1,008,089,559	$1,275,062,309
Undistributed net investment income at end of period	$741,373	$982,575	$1,512,797	$952,767

Changes in shares outstanding:
Shares sold	200,000	600,000	7,500,000	23,250,000
Shares redeemed	(850,000)	(600,000)	(12,800,000)	(7,750,000)
Net increase (decrease) in shares	(650,000)	—	(5,300,000)	15,500,000

32 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)(continued)

	Guggenheim S&P 500® Pure Growth ETF		Guggenheim S&P MidCap 400® Pure Value ETF
	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,477,480	$9,650,949	$911,900	$1,355,738
Net realized gain on investments	69,431,794	170,107,806	10,635,359	11,809,141
Net change in unrealized appreciation (depreciation) on investments	(7,288)	24,829,879	(3,779,286)	(3,924,921)
Net increase in net assets resulting from operations	74,901,986	204,588,634	7,767,973	9,239,958

Distributions to shareholders from:
Net investment income	(5,560,709)	(9,850,742)	(927,520)	(1,275,783)

Shareholder transactions:
Proceeds from shares purchased	495,207,678	1,424,145,593	40,446,540	70,386,738
Cost of shares redeemed	(220,537,952)	(586,763,950)	(43,183,979)	(37,222,874)
Net increase (decrease) in net assets resulting from share transactions	274,669,726	837,381,643	(2,737,439)	33,163,864
Net increase in net assets	344,011,003	1,032,119,535	4,103,014	41,128,039

Net assets:
Beginning of period	1,792,516,074	760,396,539	118,630,881	77,502,842
End of period	$2,136,527,077	$1,792,516,074	$122,733,895	$118,630,881
Undistributed (distributions in excess of) net investment income at end of period	$(83,229)	$—	$67,350	$82,970

Changes in shares outstanding:
Shares sold	6,150,000	19,500,000	750,000	1,400,000
Shares redeemed	(2,750,000)	(8,300,000)	(800,000)	(750,000)
Net increase (decrease) in shares	3,400,000	11,200,000	(50,000)	650,000

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 33

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)(continued)

	Guggenheim S&P MidCap 400® Pure Growth ETF		Guggenheim S&P SmallCap 600® Pure Value ETF
	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,368,751	$4,925,126	$1,317,658	$1,228,980
Net realized gain on investments	35,748,600	141,305,766	11,513,752	19,660,177
Net change in unrealized appreciation (depreciation) on investments	(8,053,343)	(89,652,357)	(6,024,864)	(7,910,036)
Net increase in net assets resulting from operations	30,064,008	56,578,535	6,806,546	12,979,121

Distributions to shareholders from:
Net investment income	(2,727,147)	(5,020,350)	(1,309,418)	(1,189,682)

Shareholder transactions:
Proceeds from shares purchased	106,151,260	364,665,781	47,006,491	75,735,185
Cost of shares redeemed	(166,841,928)	(408,252,769)	(47,239,375)	(38,885,016)
Net increase (decrease) in net assets resulting from share transactions	(60,690,668)	(43,586,988)	(232,884)	36,850,169
Net increase (decrease) in net assets	(33,353,807)	7,971,197	5,264,244	48,639,608

Net assets:
Beginning of period	745,942,415	737,971,218	171,989,880	123,350,272
End of period	$712,588,608	$745,942,415	$177,254,124	$171,989,880
Undistributed (distributions in excess of) net investment income at end of period	$(208,383)	$150,013	$47,538	$39,298

Changes in shares outstanding:
Shares sold	850,000	3,050,000	750,000	1,250,000
Shares redeemed	(1,350,000)	(3,400,000)	(750,000)	(650,000)
Net increase (decrease) in shares	(500,000)	(350,000)	—	600,000

34 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)(concluded)

	Guggenheim S&P SmallCap 600® Pure Growth ETF
	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$377,137	$432,137
Net realized gain on investments	4,749,350	21,771,031
Net change in unrealized appreciation (depreciation) on investments	1,935,517	(12,261,811)
Net increase in net assets resulting from operations	7,062,004	9,941,357

Distributions to shareholders from:
Net investment income	(321,067)	(499,340)

Shareholder transactions:
Proceeds from shares purchased	59,629,547	50,760,931
Cost of shares redeemed	(28,844,389)	(63,109,671)
Net increase (decrease) in net assets resulting from share transactions	30,785,158	(12,348,740)
Net increase (decrease) in net assets	37,526,095	(2,906,723)

Net assets:
Beginning of period	104,723,416	107,630,139
End of period	$142,249,511	$104,723,416
Undistributed net investment income at end of period	$56,070	$—

Changes in shares outstanding:
Shares sold	700,000	650,000
Shares redeemed	(350,000)	(800,000)
Net increase (decrease) in shares	350,000	(150,000)

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 35

GUGGENHEIM RUSSELL TOP 50® MEGA CAP ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$140.87	$123.06	$104.06	$89.97	$85.16	$78.90
Income from investment operations:
Net investment income (loss)[a]	1.48	2.74	2.56	2.17	1.87	1.72
Net gain (loss) on investments (realized and unrealized)	2.87	17.82	19.05	14.02	4.74	6.26
Total from investment operations	4.35	20.56	21.61	16.19	6.61	7.98
Less distributions from:
Net investment income	(1.52)	(2.75)	(2.61)	(2.10)	(1.80)	(1.72)
Total distributions to shareholders	(1.52)	(2.75)	(2.61)	(2.10)	(1.80)	(1.72)
Net asset value, end of period	$143.70	$140.87	$123.06	$104.06	$89.97	$85.16

Total Return[b]	3.11%	16.86%	21.07%	18.11%	7.80%	10.22%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$517,444	$598,797	$523,123	$624,468	$454,409	$323,669
Ratio to average net assets of:
Net investment income (loss)	2.09%[c]	2.08%	2.28%	2.19%	2.08%	2.09%
Total expenses	0.20%[c]	0.20%	0.20%	0.20%	0.20%	0.20%
Portfolio turnover rate[d]	—	6%	8%	7%	6%	9%

[a]	Based on average shares outstanding.
[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

36 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P 500® PURE VALUE ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$54.14	$46.51	$32.26	$28.38	$25.95	$21.46
Income from investment operations:
Net investment income (loss)[a]	0.62	0.90	0.67	0.48	0.42	0.35
Net gain (loss) on investments (realized and unrealized)	1.01	7.50	14.18	3.89	2.40	4.49
Total from investment operations	1.63	8.40	14.85	4.37	2.82	4.84
Less distributions from:
Net investment income	(0.54)	(0.77)	(0.60)	(0.49)	(0.39)	(0.35)
Total distributions to shareholders	(0.54)	(0.77)	(0.60)	(0.49)	(0.39)	(0.35)
Net asset value, end of period	$55.23	$54.14	$46.51	$32.26	$28.38	$25.95

Total Return[b]	3.03%	18.13%	46.39%	15.54%	10.84%	22.67%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,008,090	$1,275,062	$374,565	$85,583	$79,550	$55,876
Ratio to average net assets of:
Net investment income (loss)	2.28%[c]	1.74%	1.65%	1.60%	1.44%	1.38%
Total expenses	0.35%[c]	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[d]	46%	25%	24%	37%	23%	27%

[a]	Based on average shares outstanding.
[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 37

GUGGENHEIM S&P 500® PURE GROWTH ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$78.96	$66.12	$47.80	$44.68	$40.40	$30.85
Income from investment operations:
Net investment income (loss)[a]	0.23	0.55	0.44	0.33	0.18	0.13
Net gain (loss) on investments (realized and unrealized)	2.89	12.81	18.33	3.11	4.28	9.57
Total from investment operations	3.12	13.36	18.77	3.44	4.46	9.70
Less distributions from:
Net investment income	(0.22)	(0.52)	(0.42)	(0.32)	(0.18)	(0.15)
Return of capital	—	—	(0.03)	—	—	—
Total distributions to shareholders	(0.22)	(0.52)	(0.45)	(0.32)	(0.18)	(0.15)
Net asset value, end of period	$81.86	$78.96	$66.12	$47.80	$44.68	$40.40

Total Return[b]	3.96%	20.24%	39.45%	7.72%	11.06%	31.51%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,136,527	$1,792,516	$760,397	$332,253	$265,889	$147,470
Ratio to average net assets of:
Net investment income (loss)	0.57%[c]	0.74%	0.76%	0.71%	0.41%	0.37%
Total expenses	0.35%[c]	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[d]	60%	46%	44%	35%	21%	31%

[a]	Based on average shares outstanding.
[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

38 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P MIDCAP 400® PURE VALUE ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$52.71	$48.42	$35.00	$31.00	$30.77	$24.20
Income from investment operations:
Net investment income (loss)[a]	0.40	0.71	0.52	0.46	0.41	0.36
Net gain (loss) on investments (realized and unrealized)	3.03	4.18	13.46	4.01	0.22	6.57
Total from investment operations	3.43	4.89	13.98	4.47	0.63	6.93
Less distributions from:
Net investment income	(0.36)	(0.60)	(0.56)	(0.47)	(0.40)	(0.36)
Total distributions to shareholders	(0.36)	(0.60)	(0.56)	(0.47)	(0.40)	(0.36)
Net asset value, end of period	$55.78	$52.71	$48.42	$35.00	$31.00	$30.77

Total Return[b]	6.53%	10.14%	40.27%	14.46%	2.03%	28.75%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$122,734	$118,631	$77,503	$35,015	$35,671	$43,089
Ratio to average net assets of:
Net investment income (loss)	1.52%[c]	1.38%	1.22%	1.36%	1.22%	1.20%
Total expenses	0.35%[c]	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[d]	47%	40%	28%	47%	49%	35%

[a]	Based on average shares outstanding.
[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 39

GUGGENHEIM S&P MIDCAP 400® PURE GROWTH ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$123.30	$115.31	$88.25	$82.17	$70.46	$52.89
Income from investment operations:
Net investment income (loss)[a]	0.42	0.75	1.02	0.20	0.07	0.02
Net gain (loss) on investments (realized and unrealized)	5.13	7.93	27.10	6.04	11.72	17.59
Total from investment operations	5.55	8.68	28.12	6.24	11.79	17.61
Less distributions from:
Net investment income	(0.46)	(0.69)	(1.06)	(0.16)	(0.08)	(0.04)
Total distributions to shareholders	(0.46)	(0.69)	(1.06)	(0.16)	(0.08)	(0.04)
Net asset value, end of period	$128.39	$123.30	$115.31	$88.25	$82.17	$70.46

Total Return[b]	4.51%	7.53%	32.07%	7.60%	16.73%	33.32%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$712,589	$745,942	$737,971	$511,881	$653,246	$292,429
Ratio to average net assets of:
Net investment income (loss)	0.67%[c]	0.62%	1.01%	0.23%	0.09%	0.03%
Total expenses	0.35%[c]	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[d]	83%	75%	72%	56%	45%	51%

[a]	Based on average shares outstanding.
[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

40 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GUGGENHEIM S&P SMALLCAP 600® PURE VALUE ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$62.54	$57.37	$40.04	$35.50	$34.27	$28.50
Income from investment operations:
Net investment income (loss)[a]	0.47	0.44	0.56	0.25	0.20	0.20
Net gain (loss) on investments (realized and unrealized)	1.90	5.14	17.40	4.56	1.23	5.78
Total from investment operations	2.37	5.58	17.96	4.81	1.43	5.98
Less distributions from:
Net investment income	(0.45)	(0.41)	(0.63)	(0.25)	(0.20)	(0.21)
Return of capital	—	—	—	(0.02)	—	—
Total distributions to shareholders	(0.45)	(0.41)	(0.63)	(0.27)	(0.20)	(0.21)
Net asset value, end of period	$64.46	$62.54	$57.37	$40.04	$35.50	$34.27

Total Return[b]	3.78%	9.73%	45.20%	13.52%	4.16%	21.07%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$177,254	$171,990	$123,350	$72,066	$62,130	$87,383
Ratio to average net assets of:
Net investment income (loss)	1.52%[c]	0.73%	1.14%	0.65%	0.53%	0.60%
Total expenses	0.35%[c]	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[d]	41%	51%	43%	48%	76%	62%
[a]	Based on average shares outstanding.
[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 41

GUGGENHEIM S&P SMALLCAP 600® PURE GROWTH ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$80.56	$74.23	$54.34	$49.82	$43.32	$34.13
Income from investment operations:
Net investment income (loss)[a]	0.28	0.31	0.59	0.20	0.02	0.06
Net gain (loss) on investments (realized and unrealized)	5.60	6.33	19.87	4.50	6.57	9.18
Total from investment operations	5.88	6.64	20.46	4.70	6.59	9.24
Less distributions from:
Net investment income	(0.23)	(0.31)	(0.54)	(0.18)	(0.09)	(0.05)
Return of capital	—	—	(0.03)	—	—	—
Total distributions to shareholders	(0.23)	(0.31)	(0.57)	(0.18)	(0.09)	(0.05)
Net asset value, end of period	$86.21	$80.56	$74.23	$54.34	$49.82	$43.32

Total Return[b]	7.30%	8.96%	37.94%	9.44%	15.22%	27.11%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$142,250	$104,723	$107,630	$73,359	$34,873	$17,329
Ratio to average net assets of:
Net investment income (loss)	0.68%[c]	0.39%	0.94%	0.38%	0.03%	0.14%
Total expenses	0.35%[c]	0.35%	0.35%	0.35%	0.35%	0.35%
Portfolio turnover rate[d]	60%	78%	73%	44%	33%	55%

[a]	Based on average shares outstanding.
[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

42 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Rydex ETF Trust (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”), as a non-diversified, open-ended investment company of the series type, and is authorized to issue an unlimited number of no par value shares. Each portfolio represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”). The Trust was organized as a Delaware statutory trust on November 22, 2002. At April 30, 2015, the Trust consisted of twenty-one funds.

The financial statements herein relate to the following Funds, whose investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the “Underlying Index”) as follows:

Fund	Underlying Index
Guggenheim Russell Top 50® Mega Cap ETF	Russell Top 50® Mega Cap Index
Guggenheim S&P 500® Pure Value ETF	S&P 500® Pure Value Index
Guggenheim S&P 500® Pure Growth ETF	S&P 500® Pure Growth Index
Guggenheim S&P MidCap 400® Pure Value ETF	S&P MidCap 400® Pure Value Index
Guggenheim S&P MidCap 400® Pure Growth ETF	S&P MidCap 400® Pure Growth Index
Guggenheim S&P SmallCap 600® Pure Value ETF	S&P SmallCap 600® Pure Value Index
Guggenheim S&P SmallCap 600® Pure Growth ETF	S&P SmallCap 600® Pure Growth Index

The Funds seek to achieve their objective by investing in common stocks that comprise the Underlying Index. The Funds use a “replication” strategy to track the Underlying Index. Replication refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds’ portfolio will ordinarily not result in the elimination of the security from the Funds’ portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value per share (“NAV”), only in aggregation of 50,000 shares (a “Creation Unit”). Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

The Funds invest in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The Guggenheim Russell Top 50® Mega Cap ETF is a non-diversified fund, subjecting it to a greater risk than funds that are diversified.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 43

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

The Funds invest in money market mutual funds, which are valued at their NAV.

Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees.

These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

E. The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by GI. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the

44 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of a Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of GI, liquidity or other considerations so warrant.

F. Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Capital

There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV of the Fund on the transaction date. Transaction fees are not charged to or paid by the Funds.

The minimum transaction fees are:

Fund	Minimum Transaction Fee
Guggenheim Russell Top 50® Mega Cap ETF	$500
Guggenheim S&P 500® Pure Value ETF	1,000
Guggenheim S&P 500® Pure Growth ETF	1,000
Guggenheim S&P MidCap 400® Pure Value ETF	750
Guggenheim S&P MidCap 400® Pure Growth ETF	750
Guggenheim S&P SmallCap 600® Pure Value ETF	1,000
Guggenheim S&P SmallCap 600® Pure Growth ETF	1,000

3. Fees and Other Transactions with Affiliates

GI determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, GI receives a management fee at the annual rate shown below as a percentage of the average daily net assets of the Funds.

Fund	Advisory Fee
Guggenheim Russell Top 50® Mega Cap ETF	0.20%
Guggenheim S&P 500® Pure Value ETF	0.35%
Guggenheim S&P 500® Pure Growth ETF	0.35%
Guggenheim S&P MidCap 400® Pure Value ETF	0.35%
Guggenheim S&P MidCap 400® Pure Growth ETF	0.35%
Guggenheim S&P SmallCap 600® Pure Value ETF	0.35%
Guggenheim S&P SmallCap 600® Pure Growth ETF	0.35%

GI pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, fund accounting, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under a Fund Administration Agreement with the Trust, RFS provides various administrative and financial reporting services for the Funds. GI compensates RFS directly for this service.

Under a Fund Accounting Agreement with the Trust, BNYMellon maintains the books and records of the Funds. Under a Custodian Agreement with the Trust, BNYMellon maintains cash, securities and other assets of the Funds in a separate account for the Funds, keeps all necessary accounts and records, and provides other services. BNYMellon is required, upon the order of the Trust, to deliver securities held by the custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNYMellon acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. GI compensates BNYMellon directly for the foregoing services.

The Funds have adopted a Distribution Plan (the “Plan”) that allows the Funds to pay distribution fees to GFD and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 45

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1	—	quoted prices in active markets for identical securities.

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ investments at April 30, 2015:

Fund	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Guggenheim Russell Top 50® Mega Cap ETF	$517,600,056	$—	$—	$517,600,056
Guggenheim S&P 500® Pure Value ETF	1,007,168,740	55,337,975	—	1,062,506,715
Guggenheim S&P 500® Pure Growth ETF	2,136,446,913	14,964,421	—	2,151,411,334
Guggenheim S&P MidCap 400® Pure Value ETF	122,746,625	5,124,578	—	127,871,203
Guggenheim S&P MidCap 400® Pure Growth ETF	712,656,638	7,110,501	—	719,767,139
Guggenheim S&P SmallCap 600® Pure Value ETF	177,005,006	9,389,807	—	186,394,813
Guggenheim S&P SmallCap 600® Pure Growth ETF	142,228,161	8,520,906	—	150,749,067

For the period ended April 30, 2015, there were no transfers between levels.

5. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

46 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At April 30, 2015, the Funds participated in securities lending as follows:
Fund	Value of Securities Loaned	Cash Collateral Received
Guggenheim S&P 500® Pure Value ETF	$56,132,224	$55,478,050	*
Guggenheim S&P 500® Pure Growth ETF	14,454,876	15,002,300
Guggenheim S&P MidCap 400® Pure Value ETF	5,000,973	5,137,550
Guggenheim S&P MidCap 400® Pure Growth ETF	6,665,820	7,128,500
Guggenheim S&P SmallCap 600® Pure Value EFT	9,180,756	9,413,575
Guggenheim S&P SmallCap 600® Pure Growth ETF	8,444,640	8,542,475

*	Subsequent to April 30, 2015, additional collateral was received.

Cash collateral received was invested in the following joint repurchase agreements at April 30, 2015:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			U.S. Treasury Notes
0.09%			0.63% - 4.00%
Due 05/01/15	$75,070,937	$75,071,125	12/15/16 - 11/15/22	$54,225,048	$57,024,793
			U.S. Treasury Floating Rate Note
			0.09%
			04/30/17	19,548,472	19,548,472

BNP Paribas Securities Corp.			U.S. Treasury Strips
0.10%			0.00%
Due 05/01/15	13,922,247	13,922,286	08/15/27 - 02/15/44	9,785,846	4,518,611
			U.S. Treasury Notes
			1.00% - 2.13%
			06/30/19 - 08/15/21	7,244,209	7,454,521
			U.S. TIP Bonds
			0.13%
			01/15/23 - 07/15/24	2,243,092	2,227,560

Barclays Capital, Inc.			U.S. Treasury Notes
0.08%			1.38%
Due 05/01/15	11,455,005	11,455,030	04/30/20	11,707,872	11,678,602
			U.S. Treasury Strips
			0.00%
			05/15/30 - 02/15/41	8,158	5,531

There was also $254,261 in segregated cash held as collateral.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 47

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At April 30, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Guggenheim Russell Top 50® Mega Cap ETF	$434,123,918	$106,957,307	$(23,481,169)	$83,476,138
Guggenheim S&P 500® Pure Value ETF	1,058,376,001	62,266,021	(58,135,307)	4,130,714
Guggenheim S&P 500® Pure Growth ETF	1,967,649,400	238,447,980	(54,686,046)	183,761,934
Guggenheim S&P MidCap 400® Pure Value ETF	120,371,315	12,544,082	(5,044,195)	7,499,887
Guggenheim S&P MidCap 400® Pure Growth ETF	653,817,091	83,743,272	(17,793,224)	65,950,048
Guggenheim S&P SmallCap 600® Pure Value ETF	176,798,621	23,457,527	(13,861,335)	9,596,192
Guggenheim S&P SmallCap 600® Pure Growth ETF	138,290,750	18,166,932	(5,708,615)	12,458,317

7. Investment Transactions

For the period ended April 30, 2015, the Funds had investments transactions in-kind associated with subscriptions and redemptions as follows:

Fund	Subscriptions	Redemptions
Guggenheim Russell Top 50® Mega Cap ETF	$28,407,112	$120,175,204
Guggenheim S&P 500® Pure Value ETF	398,677,880	695,762,334
Guggenheim S&P 500® Pure Growth ETF	492,807,333	219,389,559
Guggenheim S&P MidCap 400® Pure Value ETF	40,293,121	43,041,205
Guggenheim S&P MidCap 400® Pure Growth ETF	105,984,922	163,581,500
Guggenheim S&P SmallCap 600® Pure Value ETF	46,914,189	47,186,206
Guggenheim S&P SmallCap 600® Pure Growth ETF	59,522,763	25,115,603

For the period ended April 30, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Guggenheim Russell Top 50® Mega Cap ETF	$1,032,350	$506,794
Guggenheim S&P 500® Pure Value ETF	520,976,865	519,212,083
Guggenheim S&P 500® Pure Growth ETF	1,162,642,187	1,160,601,832
Guggenheim S&P MidCap 400® Pure Value ETF	56,909,094	56,975,377
Guggenheim S&P MidCap 400® Pure Growth ETF	589,482,435	591,899,344
Guggenheim S&P SmallCap 600® Pure Value ETF	70,656,263	70,606,985
Guggenheim S&P SmallCap 600® Pure Growth ETF	67,492,642	71,035,660

48 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

8. Legal Proceedings

Lyondell Chemical Company

In December 2011, Rydex ETF Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust Action”).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust Action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer. A third related action against the former Lyondell shareholders, Weisfelner, as Trustee of the LB Creditor Trust v. Reichman, Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.) (the “Reichman action”), is pending as well.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Court held oral argument on the motions to dismiss and on the motion for class certification on January 14 and January 15, 2015. The Court has not yet issued decisions on these motions. Discovery has commenced in these lawsuits.

This lawsuit does not allege any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust received cash proceeds from the merger in the following amounts: Guggenheim S&P Midcap 400 Pure Value ETF Fund - $572,640. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable prediction as to the outcome of this lawsuit or the effect, if any, on the fund’s net asset value.

Tribune Company

Rydex ETF Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership of shares by certain series of the Rydex ETF Trust in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including Rydex ETF Trust, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex ETF Trust has been named as a defendant in one of the SLCFC actions: Deutsche Bank Trust Co. Americas v. McGurn, No. 11-1510 (S.D.N.Y.). In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 49

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The SLCFC appeals have been fully briefed, and oral argument in front of the U.S. Court of Appeals for the Second Circuit occurred on November 5, 2014. The Court has not yet issued a decision on the appeals.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Guggenheim S&P 500 Pure Value ETF (the “Fund”). The value of the proceeds received by the foregoing Fund was $197,050. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable prediction as to the outcome of these lawsuits or the effect, if any, on the Fund’s net asset value.

50 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 51

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	221
Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee and Member of the Audit Committee from 2003 to present; Member of the Governance and Nominating Committees from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	133	None.
J. Kenneth Dalton (1941)	Trustee from 2003 to present; Chairman and Member of the Audit Committee from 2003 to present; Member of the Governance and Nominating Committees from 2005 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	133	Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board of Trustees from 2014 to present; Trustee and Member of the Audit Committee from 2003 to present; Chairman of the Board from 2006 to 2014; Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	133	None.

52 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present; Vice Chairman of the Board from 2010 to 2014; Chairman and Member of the Compliance and Risk Oversight Committee from 2010 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	133	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee and Member of the Audit Committee from 2003 to present; Chairman and Member of the Governance and Nominating Committees from 2005 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).
Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 53

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).
Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***
The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

54 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 55

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

56 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

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4.30.2015

Guggenheim ETFs Semi-Annual Report

RSP	Guggenheim S&P 500® Equal Weight ETF

ETF3-SEMI-0415x1015	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
FEES AND EXPENSES	5
PORTFOLIO SUMMARY	6
SCHEDULE OF INVESTMENTS	7
STATEMENT OF ASSETS AND LIABILITIES	13
STATEMENT OF OPERATIONS	14
STATEMENTS OF CHANGES IN NET ASSETS	15
FINANCIAL HIGHLIGHTS	16
NOTES TO FINANCIAL STATEMENTS	17
OTHER INFORMATION	24
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	25
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	28

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 1

April 30, 2015

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for Guggenheim S&P 500® Equal Weight Exchange-Traded Fund (“ETF”) for the six-month period ended April 30, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC, the distributor of the Funds, is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview, which follows this letter.

We are committed to providing investors with innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
 May 31, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses, and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

ETFs may not be suitable for all investors. • Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Most investors will also incur customary brokerage commissions when buying or selling shares of an ETF. • Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. • ETF shares may trade below their net asset value per share (“NAV”). The NAV of shares will fluctuate with changes in the market value of an ETF’s holdings. In addition, there can be no assurance that an active trading market for shares will develop or be maintained. • Tracking error risk refers to the risk that the Adviser may not be able to cause the ETF’s performance to match or correlate to that of the ETF’s underlying index, either on a daily or aggregate basis. Tracking error risk may cause the ETF’s performance to be less than you expect.

2 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	April 30, 2015

As of the six months ended April 30, 2015, the U.S. remains a bright spot in the global economy. Harsh winter weather did cause U.S. growth to slow dramatically in the first quarter of 2015, but the economy should bounce back, similar to a year ago. The underlying fundamentals of the U.S. economy are strong, even though interim data is weaker, and we are now in a self-sustained economic expansion.

An improving labor market, an increase in family formation, subdued mortgage rates, and tight housing inventory all point to a rebound in the in the housing market, which is key to the ongoing recovery. Lower energy prices are acting as a tax cut for U.S. consumers. Ideally this would free up discretionary spending in other areas, of which we have seen some evidence. A U.S. Federal Reserve (the “Fed”) rate hike appears to be drawing nearer, with the likely timeframe being in the fall of 2015. Liquidity from foreign central banks and comparatively attractive yields has been pushing global investors to U.S. Treasuries, which should continue to hold down interest rates in the near term, but more volatility is evident both in the U.S. and overseas. The Fed is focused on wage growth, an indicator of inflationary pressure. With recent minimum wage increases and a falling unemployment rate, wages could begin to accelerate this year.

Oil is key to the global outlook. While some technical indicators are pointing to a bottom in oil, U.S. production continues to increase and inventory levels keep making new highs. Once inventories in the U.S. are full, the oversupply of oil could push prices lower. Based on the resilience of U.S. production and OPEC’s unwillingness to cut production, oil prices are likely stay in a low range for the next few years.

The economy in Europe has been strengthening on the back of ECB quantitative easing and a steady depreciation of euro. In Japan, the impact of ongoing monetary accommodation on the economy is more muted, but the “Abenomics” is likely to continue to be supportive of the equities markets. The Chinese economy is slowing down and policymakers appear likely to continue to ease monetary policy and do whatever is necessary to maintain growth at an acceptable level in the near term.

Several challenges remain on the horizon, including a stronger dollar. But there has never been a recession in the post-war period without the Fed first raising interest rates, after which it typically takes several years for a recession to be induced. Once the Fed begins its tightening process, the terminal value of the Fed Funds rate may be lower than expected. Based on the level of debt in the economy, we currently expect that the Fed would stop tightening around 2.5 or 3.0 percent, a level we are unlikely to arrive before late 2017 or early 2018. We believe the U.S. would not face a recession until about a year later.

For the six months ended April 30, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned 4.40%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 6.81%. The return of the MSCI Emerging Markets Index* was 3.92%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 2.06% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 1.51%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	April 30, 2015

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

FEES AND EXPENSES (Unaudited)

Shareholder Expense Example

As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the Adviser. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2014 and held for the six months ended April 30, 2015.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Expense Ratio[1]	Fund Return	Beginning Account Value October 31, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim S&P 500® Equal Weight ETF	0.40%	5.07%	$1,000.00	$1,050.70	$2.03

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim S&P 500® Equal Weight ETF	0.40%	5.00%	$1,000.00	$1,022.81	$2.01

[1]	Annualized.
[2]
Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period October 31, 2014 to April 30, 2015.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 5

PORTFOLIO SUMMARY (Unaudited)	April 30, 2015

GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

Holdings Diversification*

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

* The Fund’s Ten Largest Holdings are expressed as a percentage of net assets and the Holdings Diversification is expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

Ten Largest Holdings*	(% of Total Net Assets)
Range Resources Corp.	0.3%
Transocean Ltd.	0.3%
Kraft Foods Group, Inc.	0.3%
Ensco plc — Class A	0.3%
Freeport-McMoRan, Inc.	0.3%
Noble Corporation plc	0.3%
Cameron International Corp.	0.3%
Netflix, Inc.	0.2%
Southwestern Energy Co.	0.2%
Diamond Offshore Drilling, Inc.	0.2%
Top Ten Total	2.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2015
GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	Shares	Value

COMMON STOCKS† - 99.9%

CONSUMER, NON-CYCLICAL - 19.7%
Kraft Foods Group, Inc.	365,470	$30,973,583
Mylan N.V.*	377,021	27,243,537
AbbVie, Inc.	388,451	25,117,242
Mondelez International, Inc. — Class A	652,812	25,048,396
Moody’s Corp.	231,961	24,940,446
Perrigo Company plc	135,370	24,810,614
United Rentals, Inc.*	256,603	24,782,718
AmerisourceBergen Corp. — Class A	212,224	24,257,203
Philip Morris International, Inc.	290,145	24,218,403
Boston Scientific Corp.*	1,356,392	24,170,906
Avery Dennison Corp.	433,204	24,081,810
Regeneron Pharmaceuticals, Inc.*	52,486	24,010,246
ConAgra Foods, Inc.	663,780	23,995,647
Express Scripts Holding Co.*	276,867	23,921,309
Coca-Cola Enterprises, Inc.	538,343	23,907,813
General Mills, Inc.	431,995	23,906,603
Merck & Company, Inc.	400,873	23,875,996
Equifax, Inc.	245,778	23,823,263
St. Jude Medical, Inc.	339,883	23,808,804
Archer-Daniels-Midland Co.	486,626	23,786,279
Tyson Foods, Inc. — Class A	602,041	23,780,619
Reynolds American, Inc.	322,424	23,633,679
McCormick & Company, Inc.	312,995	23,568,524
Quanta Services, Inc.*	814,241	23,539,708
JM Smucker Co.	202,928	23,523,413
Total System Services, Inc.	594,460	23,516,838
Lorillard, Inc.	336,538	23,510,545
Western Union Co.[1]	1,154,741	23,418,147
Kimberly-Clark Corp.	212,929	23,356,182
HCA Holdings, Inc.*	313,765	23,221,747
Eli Lilly & Co.	322,335	23,166,216
MasterCard, Inc. — Class A	256,746	23,161,057
Aetna, Inc.	216,459	23,132,974
Universal Health Services, Inc. — Class B	197,482	23,095,520
Amgen, Inc.	146,062	23,064,650
Baxter International, Inc.	334,490	22,992,842
Kellogg Co.	362,532	22,959,152
Brown-Forman Corp. — Class B	254,183	22,934,932
Coca-Cola Co.	564,493	22,895,836
Cigna Corp.	183,324	22,849,503
Tenet Healthcare Corp.*	476,417	22,801,318
Monster Beverage Corp.*	166,294	22,800,570
Stryker Corp.	246,758	22,760,958
Estee Lauder Companies, Inc. — Class A	279,750	22,740,877
DENTSPLY International, Inc.	445,768	22,734,168
Gilead Sciences, Inc.	226,163	22,731,643
PepsiCo, Inc.	238,879	22,722,170
Anthem, Inc.	150,167	22,664,705
Henry Schein, Inc.*	165,226	22,652,485
CR Bard, Inc.	135,953	22,647,051
Intuitive Surgical, Inc.*	45,644	22,638,511
DaVita HealthCare Partners, Inc.*	278,803	22,610,923
McGraw Hill Financial, Inc.	216,052	22,534,224
Johnson & Johnson	227,055	22,523,856
Pfizer, Inc.	662,635	22,483,206
Hospira, Inc.*	257,285	22,458,408
Constellation Brands, Inc. — Class A	193,510	22,435,549
McKesson Corp.	100,319	22,411,265
Humana, Inc.	135,315	22,408,164
Vertex Pharmaceuticals, Inc.*	181,663	22,395,415
Becton Dickinson and Co.	158,803	22,370,579
Abbott Laboratories	480,555	22,307,363
Campbell Soup Co.	496,990	22,220,423
Automatic Data Processing, Inc.	262,334	22,177,716
Hormel Foods Corp.	407,802	22,164,039
Colgate-Palmolive Co.	329,111	22,142,588
ADT Corp.[1]	586,848	22,065,485
Molson Coors Brewing Co. — Class B	300,124	22,062,115
Quest Diagnostics, Inc.	307,814	21,984,076
Clorox Co.	207,098	21,973,098
Altria Group, Inc.	438,376	21,940,719
Medtronic plc	294,591	21,932,300
Dr Pepper Snapple Group, Inc.	293,765	21,908,994
Procter & Gamble Co.	275,337	21,892,045
Cintas Corp.	272,895	21,817,955
Patterson Companies, Inc.	464,547	21,812,804
UnitedHealth Group, Inc.	195,459	21,774,133
Laboratory Corporation of America Holdings*	182,113	21,773,430
Mead Johnson Nutrition Co. — Class A	226,625	21,737,870
Endo International plc*	257,946	21,684,230
Danaher Corp.	264,446	21,652,838
Sysco Corp.	584,108	21,629,519
Cardinal Health, Inc.	255,689	21,564,810
Alexion Pharmaceuticals, Inc.*	127,350	21,551,441
Zoetis, Inc.	485,031	21,545,077
Bristol-Myers Squibb Co.	336,879	21,469,299
Varian Medical Systems, Inc.*	241,244	21,434,529
H&R Block, Inc.	708,246	21,417,359
Actavis plc*	75,380	21,321,987
Zimmer Holdings, Inc.	193,818	21,288,969
Edwards Lifesciences Corp.*	166,448	21,080,639
Keurig Green Mountain, Inc.	180,673	21,024,917
Robert Half International, Inc.	374,205	20,749,667
Hershey Co.	225,568	20,734,211
Celgene Corp.*	191,376	20,680,091
Mallinckrodt plc*	181,487	20,540,699
Biogen, Inc.*	54,479	20,371,332
Kroger Co.	295,106	20,335,754
Whole Foods Market, Inc.	415,571	19,847,671
Total Consumer, Non-cyclical		2,252,141,139

FINANCIAL - 16.6%
Genworth Financial, Inc. — Class A*	3,065,261	26,943,643
CBRE Group, Inc. — Class A*	652,250	25,007,265
Affiliated Managers Group, Inc.*	106,843	24,160,408

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	Shares	Value

State Street Corp.	306,911	$23,668,976
Fifth Third Bancorp	1,180,812	23,616,240
Torchmark Corp.	420,554	23,597,284
Loews Corp.	564,218	23,494,038
Goldman Sachs Group, Inc.	118,978	23,369,660
JPMorgan Chase & Co.	369,332	23,363,942
Bank of New York Mellon Corp.	550,291	23,299,321
Northern Trust Corp.	317,912	23,255,263
Comerica, Inc.	489,893	23,225,827
E*TRADE Financial Corp.*	805,374	23,186,717
Zions Bancorporation	816,617	23,138,843
Unum Group	677,167	23,132,025
Morgan Stanley	619,807	23,124,999
Invesco Ltd.	558,079	23,115,632
XL Group plc — Class A	622,546	23,084,006
American International Group, Inc.	407,375	22,931,139
Aflac, Inc.	362,642	22,860,952
Navient Corp.	1,168,525	22,832,979
Principal Financial Group, Inc.	446,374	22,818,639
Capital One Financial Corp.	281,619	22,768,896
Progressive Corp.	850,523	22,674,943
Prudential Financial, Inc.	277,627	22,654,363
Charles Schwab Corp.	742,548	22,647,714
Assurant, Inc.	367,980	22,616,051
American Tower Corp. — Class A	239,077	22,599,948
Plum Creek Timber Company, Inc.	535,406	22,594,133
HCP, Inc.	560,587	22,586,049
People’s United Financial, Inc.[1]	1,494,500	22,581,895
Marsh & McLennan Companies, Inc.	401,500	22,548,240
Allstate Corp.	323,413	22,528,950
MetLife, Inc.	438,771	22,504,565
KeyCorp	1,552,718	22,436,775
Citigroup, Inc.	420,785	22,436,256
Visa, Inc. — Class A	339,652	22,434,015
Wells Fargo & Co.	407,089	22,430,604
Public Storage	119,287	22,415,220
Aon plc	232,522	22,375,592
Regions Financial Corp.	2,273,418	22,347,699
Bank of America Corp.	1,400,182	22,304,899
BlackRock, Inc. — Class A	61,276	22,300,787
T. Rowe Price Group, Inc.	274,117	22,252,818
Simon Property Group, Inc.	122,422	22,218,369
BB&T Corp.	578,993	22,169,642
Crown Castle International Corp.	265,327	22,162,764
Apartment Investment & Management Co. — Class A	587,002	22,147,585
Ventas, Inc.	321,345	22,140,671
Franklin Resources, Inc.	428,959	22,117,126
Berkshire Hathaway, Inc. — Class B*	156,449	22,092,163
Chubb Corp.	224,622	22,091,574
Intercontinental Exchange, Inc.	98,350	22,082,526
Lincoln National Corp.	390,893	22,081,546
Vornado Realty Trust	213,048	22,048,338
SunTrust Banks, Inc.	530,962	22,034,923
Discover Financial Services	379,694	22,010,861
Huntington Bancshares, Inc.	2,026,024	22,002,621
Boston Properties, Inc.	165,699	21,923,635
Essex Property Trust, Inc.	98,593	21,882,716
Hartford Financial Services Group, Inc.	535,780	21,843,751
Host Hotels & Resorts, Inc.	1,083,144	21,814,520
U.S. Bancorp	508,652	21,805,911
NASDAQ OMX Group, Inc.	448,342	21,802,871
AvalonBay Communities, Inc.	132,003	21,693,373
American Express Co.	279,507	21,647,817
SL Green Realty Corp.	176,833	21,637,286
Health Care REIT, Inc.	300,278	21,626,022
Equity Residential	292,532	21,606,414
PNC Financial Services Group, Inc.	235,404	21,593,609
ACE Ltd.	201,587	21,567,793
M&T Bank Corp.	179,924	21,531,505
Cincinnati Financial Corp.	424,141	21,478,500
Weyerhaeuser Co.	681,501	21,474,097
Travelers Companies, Inc.	211,357	21,370,306
Prologis, Inc.	530,720	21,334,944
Realty Income Corp.	453,489	21,300,378
Legg Mason, Inc.	402,478	21,190,467
Ameriprise Financial, Inc.	168,945	21,165,430
CME Group, Inc. — Class A	232,643	21,149,575
Iron Mountain, Inc.	611,071	21,075,839
Kimco Realty Corp.	865,199	20,851,296
General Growth Properties, Inc.	759,820	20,819,068
Hudson City Bancorp, Inc.	2,206,597	20,521,352
Macerich Co.	238,703	19,516,357
Total Financial		1,898,893,751

CONSUMER, CYCLICAL - 13.9%
Hasbro, Inc.[1]	371,003	26,263,302
Mattel, Inc.	899,743	25,336,763
Goodyear Tire & Rubber Co.	892,823	25,324,924
Yum! Brands, Inc.	290,663	24,985,392
Delphi Automotive plc	293,347	24,347,801
WW Grainger, Inc.	97,668	24,263,661
CarMax, Inc.*	355,790	24,232,857
Starwood Hotels & Resorts Worldwide, Inc.	278,935	23,974,463
Starbucks Corp.	482,980	23,946,148
PVH Corp.	231,531	23,928,729
PACCAR, Inc.	364,943	23,849,025
Fossil Group, Inc.*	281,003	23,598,632
Fastenal Co.	551,808	23,518,057
O’Reilly Automotive, Inc.*	107,163	23,343,316
Johnson Controls, Inc.	461,499	23,250,320
NIKE, Inc. — Class B	235,118	23,239,063
AutoZone, Inc.*	34,401	23,140,177
Ralph Lauren Corp. — Class A	173,259	23,114,484
Macy’s, Inc.	355,570	22,980,489
Under Armour, Inc. — Class A*	296,240	22,973,412
Tiffany & Co.	262,599	22,972,161

8 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	Shares	Value

Staples, Inc.	1,407,217	$22,965,781
Darden Restaurants, Inc.	357,065	22,770,035
BorgWarner, Inc.	383,160	22,683,072
McDonald’s Corp.	233,830	22,576,287
Harman International Industries, Inc.	172,895	22,542,050
AutoNation, Inc.*	366,163	22,537,333
Tractor Supply Co.	261,200	22,478,872
Target Corp.	284,535	22,429,894
VF Corp.	308,945	22,376,886
Walgreens Boots Alliance, Inc.	269,079	22,314,721
Newell Rubbermaid, Inc.	583,668	22,255,261
Family Dollar Stores, Inc.	284,116	22,200,824
L Brands, Inc.	247,636	22,128,753
Delta Air Lines, Inc.	495,185	22,105,059
American Airlines Group, Inc.	457,705	22,100,286
Dollar General Corp.	303,183	22,044,436
Ford Motor Co.	1,390,705	21,973,139
Marriott International, Inc. — Class A	274,458	21,970,363
Mohawk Industries, Inc.*	126,161	21,888,934
Carnival Corp.	496,990	21,852,651
Kohl’s Corp.	304,050	21,785,183
DR Horton, Inc.	855,002	21,717,050
The Gap, Inc.	547,750	21,712,810
CVS Health Corp.	218,154	21,660,511
Costco Wholesale Corp.	150,882	21,583,670
Harley-Davidson, Inc.	383,160	21,537,424
Michael Kors Holdings Ltd.*	347,968	21,525,300
Wyndham Worldwide Corp.	251,455	21,474,257
Wal-Mart Stores, Inc.	275,117	21,472,882
Hanesbrands, Inc.	690,875	21,472,395
Genuine Parts Co.	238,505	21,429,674
TJX Companies, Inc.	331,335	21,384,361
GameStop Corp. — Class A1	553,536	21,333,277
Nordstrom, Inc.	280,333	21,181,961
Bed Bath & Beyond, Inc.*	300,157	21,149,062
Leggett & Platt, Inc.	495,504	21,044,055
Dollar Tree, Inc.*	275,016	21,013,973
Ross Stores, Inc.	212,434	21,005,474
Home Depot, Inc.	196,238	20,993,541
Lennar Corp. — Class A	457,892	20,971,454
Lowe’s Companies, Inc.	303,808	20,920,219
Coach, Inc.	546,318	20,874,811
General Motors Co.	592,106	20,759,236
Chipotle Mexican Grill, Inc. — Class A*	33,410	20,758,969
PulteGroup, Inc.	1,070,252	20,655,864
Southwest Airlines Co.	506,133	20,528,754
Urban Outfitters, Inc.*	502,535	20,121,501
Whirlpool Corp.	113,973	20,013,659
Royal Caribbean Cruises Ltd.	290,508	19,771,974
Wynn Resorts Ltd.	177,306	19,693,377
Best Buy Company, Inc.	555,868	19,260,826
Total Consumer, Cyclical		1,599,585,317

INDUSTRIAL - 12.6%
Caterpillar, Inc.	284,358	24,705,023
Joy Global, Inc.	577,254	24,614,111
General Electric Co.	899,743	24,365,041
PerkinElmer, Inc.	474,779	24,337,172
Xylem, Inc.	650,962	24,098,613
Emerson Electric Co.	407,725	23,986,462
Rockwell Automation, Inc.	202,047	23,962,774
Dover Corp.	316,196	23,942,362
Ball Corp.	325,680	23,908,169
Fluor Corp.	397,418	23,900,718
CSX Corp.	660,105	23,823,190
Allegion plc	387,342	23,685,964
Snap-on, Inc.	158,098	23,643,556
Owens-Illinois, Inc.*	986,003	23,575,332
Rockwell Collins, Inc.	241,674	23,522,131
General Dynamics Corp.	170,398	23,399,053
Flowserve Corp.	399,618	23,389,642
Waters Corp.*	186,261	23,318,015
Eaton Corporation plc	338,088	23,236,788
Textron, Inc.	526,406	23,151,336
Stanley Black & Decker, Inc.	234,237	23,119,192
Ryder System, Inc.	241,949	23,072,256
United Parcel Service, Inc. — Class B	228,649	22,986,084
Parker-Hannifin Corp.	191,387	22,843,952
Agilent Technologies, Inc.	551,216	22,803,806
Deere & Co.	251,730	22,786,600
Vulcan Materials Co.	266,241	22,768,930
Precision Castparts Corp.	110,111	22,758,843
AMETEK, Inc.	434,019	22,751,276
Roper Technologies, Inc.	134,973	22,698,409
Martin Marietta Materials, Inc.	158,847	22,659,525
Masco Corp.	851,459	22,555,149
Sealed Air Corp.	492,996	22,480,617
Honeywell International, Inc.	222,686	22,473,471
Republic Services, Inc. — Class A	552,469	22,446,816
Cummins, Inc.	161,740	22,362,172
Jacobs Engineering Group, Inc.*	521,280	22,342,061
FLIR Systems, Inc.	722,096	22,305,545
Thermo Fisher Scientific, Inc.	176,833	22,224,371
Ingersoll-Rand plc	335,173	22,067,790
FedEx Corp.	129,979	22,040,539
Stericycle, Inc.*	165,182	22,040,234
Northrop Grumman Corp.	143,004	22,028,336
Pall Corp.	226,163	22,010,183
Raytheon Co.	211,498	21,995,792
Pentair plc	353,326	21,959,211
3M Co.	138,428	21,648,755
MeadWestvaco Corp.	442,457	21,591,902
Illinois Tool Works, Inc.	230,706	21,589,467
United Technologies Corp.	189,716	21,580,195
Amphenol Corp. — Class A	388,782	21,526,859
Expeditors International of Washington, Inc.	468,948	21,491,887

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	Shares	Value

Lockheed Martin Corp.	114,259	$21,320,729
Boeing Co.	148,658	21,308,638
Garmin Ltd.	469,334	21,209,203
TE Connectivity Ltd.	317,110	21,103,671
Tyco International plc	535,406	21,084,288
Waste Management, Inc.	422,544	20,928,604
Norfolk Southern Corp.	207,318	20,908,020
Union Pacific Corp.	196,745	20,900,221
L-3 Communications Holdings, Inc.	180,397	20,729,419
Corning, Inc.	979,525	20,501,458
Kansas City Southern	196,888	20,179,051
CH Robinson Worldwide, Inc.	306,746	19,751,375
Total Industrial		1,440,500,354

ENERGY - 9.5%
Range Resources Corp.	497,420	31,616,014
Transocean Ltd.[1]	1,656,560	31,176,459
Ensco plc — Class A	1,101,121	30,038,581
Noble Corporation plc[1]	1,661,466	28,759,976
Cameron International Corp.*	523,832	28,716,471
Southwestern Energy Co.*	1,008,007	28,254,435
Diamond Offshore Drilling, Inc.[1]	843,483	28,231,376
Newfield Exploration Co.*	718,432	28,191,271
Helmerich & Payne, Inc.	360,542	28,111,460
CONSOL Energy, Inc.	848,268	27,551,745
Halliburton Co.	560,730	27,447,733
Marathon Oil Corp.	873,923	27,179,005
FMC Technologies, Inc.*	614,559	27,102,052
Cabot Oil & Gas Corp. — Class A	801,184	27,096,043
Anadarko Petroleum Corp.	287,296	27,034,554
Devon Energy Corp.	390,433	26,631,435
Equities Corp.	295,558	26,582,487
Schlumberger Ltd.	280,124	26,502,532
Cimarex Energy Co.	211,057	26,255,491
Baker Hughes, Inc.	382,720	26,201,011
EOG Resources, Inc.	263,863	26,109,244
Apache Corp.	379,562	25,962,041
Noble Energy, Inc.	511,655	25,951,142
Chesapeake Energy Corp.[1]	1,632,587	25,745,897
Pioneer Natural Resources Co.	145,710	25,175,774
Hess Corp.	326,526	25,109,849
Williams Companies, Inc.	488,277	24,994,899
National Oilwell Varco, Inc.	459,145	24,982,079
QEP Resources, Inc.	1,103,827	24,836,108
Spectra Energy Corp.	666,530	24,828,243
ConocoPhillips	365,525	24,826,458
Occidental Petroleum Corp.	309,320	24,776,532
Chevron Corp.	221,728	24,625,112
Kinder Morgan, Inc.	564,361	24,239,305
ONEOK, Inc.	502,105	24,151,251
Phillips 66	301,840	23,938,930
Exxon Mobil Corp.	268,606	23,468,106
Marathon Petroleum Corp.	234,193	23,084,404
Murphy Oil Corp.	481,114	22,905,838
Tesoro Corp.	261,289	22,426,435
First Solar, Inc.*	371,785	22,184,411
Valero Energy Corp.	384,889	21,900,184
Total Energy		1,094,902,373

TECHNOLOGY - 9.1%
Altera Corp.	642,612	26,784,069
Microsoft Corp.	544,449	26,482,000
Red Hat, Inc.*	340,596	25,633,255
Salesforce.com, Inc.*	348,770	25,397,431
Citrix Systems, Inc.*	373,864	25,108,706
International Business Machines Corp.	146,040	25,015,192
Seagate Technology plc	419,101	24,609,611
Xilinx, Inc.	566,638	24,569,424
Analog Devices, Inc.	391,620	24,217,781
Accenture plc — Class A	256,394	23,754,904
Intel Corp.	728,389	23,709,062
Electronic Arts, Inc.*	407,375	23,664,414
Teradata Corp.*	534,657	23,519,561
Akamai Technologies, Inc.*	318,176	23,475,025
EMC Corp.	866,509	23,317,757
Oracle Corp.	531,578	23,187,432
Intuit, Inc.	230,452	23,121,249
Cerner Corp.*	320,081	22,985,017
Hewlett-Packard Co.	694,693	22,904,028
Apple, Inc.	182,311	22,816,222
CA, Inc.	717,697	22,801,234
Western Digital Corp.	231,795	22,655,643
Fiserv, Inc.*	291,081	22,587,885
Dun & Bradstreet Corp.	176,436	22,525,584
Broadcom Corp. — Class A	508,883	22,495,173
Pitney Bowes, Inc.	1,003,991	22,459,279
Skyworks Solutions, Inc.	242,455	22,366,474
QUALCOMM, Inc.	328,199	22,317,532
Linear Technology Corp.	481,422	22,207,997
NetApp, Inc.	611,963	22,183,659
Adobe Systems, Inc.*	290,255	22,076,795
Micron Technology, Inc.*	784,583	22,070,320
NVIDIA Corp.	992,494	22,028,404
Paychex, Inc.	451,313	21,839,036
KLA-Tencor Corp.	371,124	21,822,091
Microchip Technology, Inc.[1]	454,933	21,679,832
Lam Research Corp.	286,197	21,630,769
Cognizant Technology Solutions Corp. — Class A*	368,484	21,571,053
Fidelity National Information Services, Inc.	344,987	21,558,238
Computer Sciences Corp.	334,435	21,554,336
Texas Instruments, Inc.	394,469	21,384,164
Autodesk, Inc.*	372,500	21,169,175
Avago Technologies Ltd.	180,232	21,065,516
Xerox Corp.	1,766,980	20,320,270

10 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	April 30, 2015
GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	Shares	Value

Applied Materials, Inc.	929,468	$18,394,172
SanDisk Corp.	268,760	17,990,794
Total Technology		1,047,027,565

COMMUNICATIONS - 7.9%
Netflix, Inc.*	51,376	28,590,744
Amazon.com, Inc.*	60,814	25,650,129
Juniper Networks, Inc.	961,570	25,414,295
Cablevision Systems Corp. — Class A1	1,261,441	25,203,592
Harris Corp.	313,380	25,145,611
Equinix, Inc.	97,767	25,021,508
F5 Networks, Inc.*	200,497	24,464,644
Priceline Group, Inc.*	19,461	24,089,020
Symantec Corp.	964,452	24,038,966
DIRECTV*	264,501	23,991,563
AT&T, Inc.	687,728	23,822,899
Nielsen N.V.	529,013	23,773,844
Alliance Data Systems Corp.*	79,275	23,569,251
CenturyLink, Inc.	654,538	23,537,186
Verizon Communications, Inc.	461,323	23,269,132
Cisco Systems, Inc.	806,354	23,247,186
Expedia, Inc.	246,593	23,236,458
Level 3 Communications, Inc.*	414,073	23,163,244
Walt Disney Co.	211,652	23,010,806
CBS Corp. — Class B	369,750	22,972,568
Viacom, Inc. — Class B	330,663	22,964,545
Facebook, Inc. — Class A*	288,628	22,735,228
Time Warner, Inc.	267,923	22,615,380
Time Warner Cable, Inc.	145,402	22,612,919
Twenty-First Century Fox, Inc. — Class A	662,249	22,569,446
VeriSign, Inc.*,1	354,094	22,488,510
Yahoo!, Inc.*	525,506	22,368,162
eBay, Inc.*	381,390	22,219,781
Omnicom Group, Inc.	292,378	22,150,557
Comcast Corp. — Class A	381,511	22,036,075
TripAdvisor, Inc.*	273,027	21,975,943
Scripps Networks Interactive, Inc. — Class A	313,292	21,886,578
Interpublic Group of Companies, Inc.	1,045,949	21,797,577
Gannett Company, Inc.	633,580	21,744,466
News Corp. — Class A*	1,349,055	21,288,088
Frontier Communications Corp.[1]	3,094,712	21,229,724
Motorola Solutions, Inc.	347,660	20,772,685
Discovery Communications, Inc. — Class C*	465,725	14,078,867
Google, Inc. — Class A*	20,463	11,229,481
Google, Inc. — Class C*	20,497	11,013,858
Discovery Communications, Inc. — Class A*	253,082	8,189,734
Total Communications		905,180,250

UTILITIES - 6.0%
AES Corp.	1,890,060	25,043,295
NRG Energy, Inc.	959,910	24,228,128
PPL Corp.	708,466	24,109,097
AGL Resources, Inc.	475,625	23,909,669
NiSource, Inc.	546,583	23,732,634
Exelon Corp.	695,593	23,664,074
Duke Energy Corp.	301,961	23,423,115
Dominion Resources, Inc.	326,713	23,418,788
FirstEnergy Corp.	651,149	23,382,761
Entergy Corp.	301,796	23,292,615
American Electric Power Company, Inc.	407,298	23,163,037
Integrys Energy Group, Inc.	316,285	23,120,434
DTE Energy Co.	289,892	23,084,100
Public Service Enterprise Group, Inc.	555,593	23,079,333
PG&E Corp.	434,921	23,016,019
CenterPoint Energy, Inc.	1,096,862	23,001,196
Wisconsin Energy Corp.[1]	467,341	22,955,790
CMS Energy Corp.	672,761	22,826,781
Consolidated Edison, Inc.	370,290	22,791,350
Southern Co.	512,633	22,709,642
TECO Energy, Inc.	1,198,381	22,709,320
SCANA Corp.	428,485	22,701,135
Xcel Energy, Inc.	667,750	22,643,403
NextEra Energy, Inc.	223,897	22,597,924
Sempra Energy	211,817	22,488,611
Ameren Corp.	547,750	22,424,885
Eversource Energy	458,595	22,361,092
Pinnacle West Capital Corp.	362,929	22,211,255
Edison International	358,562	21,850,768
Pepco Holdings, Inc.	840,348	21,832,241
Total Utilities		691,772,492

BASIC MATERIALS - 4.4%
Freeport-McMoRan, Inc.	1,241,958	28,900,363
LyondellBasell Industries N.V. — Class A	269,079	27,855,057
Newmont Mining Corp.	1,010,284	26,762,423
Allegheny Technologies, Inc.	757,015	25,730,940
Eastman Chemical Co.	323,533	24,659,685
Dow Chemical Co.	478,848	24,421,248
Nucor Corp.	481,522	23,527,165
Sigma-Aldrich Corp.	163,379	22,696,610
Alcoa, Inc.	1,660,266	22,280,770
Praxair, Inc.	181,950	22,185,164
FMC Corp.	373,963	22,179,746
International Paper Co.	411,940	22,129,417
CF Industries Holdings, Inc.	76,965	22,125,128
Ecolab, Inc.	196,822	22,040,128
Monsanto Co.	192,753	21,966,132
Sherwin-Williams Co.	78,978	21,955,884
International Flavors & Fragrances, Inc.	190,881	21,903,595
PPG Industries, Inc.	98,846	21,900,320
Air Products & Chemicals, Inc.	148,240	21,262,063
Mosaic Co.	481,114	21,169,016
EI du Pont de Nemours & Co.	279,849	20,484,947
Airgas, Inc.	196,205	19,871,642
Total Basic Materials		508,007,443

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	April 30, 2015
GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

	Shares	Value

DIVERSIFIED - 0.2%
Leucadia National Corp.	955,068	$22,701,966

Total Common Stocks
(Cost $9,715,067,903)		11,460,712,650

SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund 0.00%	8,017,944	8,017,944
Total Short Term Investments
(Cost $8,017,944)		8,017,944

	Face Amount

SECURITIES LENDING COLLATERAL††,2 - 2.0%
Repurchase Agreements
HSBC Securities, Inc. issued 04/30/15 at 0.09% due 05/01/15	$172,788,676	172,788,676
BNP Paribas Securities Corp. issued 04/30/15 at 0.10% due 05/01/15	32,044,445	32,044,445
Barclays Capital, Inc. issued 04/30/15 at 0.08% due 05/01/15	26,365,667	26,365,667
Total Securities Lending Collateral
(Cost $231,198,788)		231,198,788

Total Investments - 102.0%
(Cost $9,954,284,635)		$11,699,929,382
Other Assets & Liabilities, net - (2.0)%		(226,031,020)
Total Net Assets - 100.0%		$11,473,898,362

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at April 30, 2015 — See Note 5.
[2]	Securities lending collateral — See Note 5.
plc — Public Limited Company
REIT — Real Estate Investment Trust

12 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2015

Guggenheim S&P 500® Equal Weight ETF
Assets:
Investments, at value* — including $231,363,019 of securities loaned	$11,468,730,594
Repurchase agreements	231,198,788
Total Investments	11,699,929,382
Segregated cash with broker	585,226
Receivables:
Securities lending	446,171
Dividends and interest	8,614,089
Total assets	11,709,574,868

Liabilities:
Payable for:
Return of securities loaned	231,784,014
Due to custodian	124,265
Management fees	3,768,227
Total liabilities	235,676,506
Commitments and contingent liabilities (Note 8)	—
Net assets	$11,473,898,362

Net assets consist of:
Paid-in capital	$10,023,097,406
Distributions in excess of net investment income	(992,741)
Accumulated net realized loss on investments	(293,851,050)
Net unrealized appreciation on investments	1,745,644,747
Net assets	$11,473,898,362
Shares outstanding (unlimited shares authorized), no par value	141,008,863
Net asset value, offering price and repurchase price per share	$81.37
Cost of investments	$9,723,085,847
Cost of repurchase agreements	231,198,788
*Total cost of investments	$9,954,284,635

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 13

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2015
Guggenheim S&P 500® Equal Weight ETF
Investment Income:
Dividends, net of foreign taxes withheld*	$103,618,867
Income from securities lending	2,297,336
Interest	37
Total investment income	105,916,240

Expenses:
Management fees	20,822,315
Total expenses	20,822,315
Net investment income	85,093,925

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	76,240,676
In-kind redemptions	141,543,591
Net realized gain	217,784,267
Net change in unrealized appreciation (depreciation) on:
Investments	192,703,672
Net realized and unrealized gain	410,487,939
Net increase in net assets resulting from operations	$495,581,864
* Foreign taxes withheld	$34,139

14 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Guggenheim S&P 500® Equal Weight ETF
	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$85,093,925	$109,088,349
Net realized gain on investments	217,784,267	310,206,875
Net change in unrealized appreciation (depreciation) on investments	192,703,672	663,737,970
Net increase in net assets resulting from operations	495,581,864	1,083,033,194

Distributions to shareholders from:
Net investment income	(86,554,951)	(109,511,409)

Shareholder transactions:
Proceeds from shares purchased	2,499,727,883	3,153,662,668
Cost of shares redeemed	(411,053,502)	(814,758,926)
Net increase in net assets resulting from share transactions	2,088,674,381	2,338,903,742
Net increase in net assets	2,497,701,294	3,312,425,527

Net assets:
Beginning of period	8,976,197,068	5,663,771,541
End of period	$11,473,898,362	$8,976,197,068
Undistributed (distributions in excess of) net investment income at end of period	$(992,741)	$468,285

Changes in shares outstanding:
Shares sold	31,250,000	42,950,000
Shares redeemed	(5,200,000)	(11,350,000)
Net increase in shares	26,050,000	31,600,000

SEE NOTES TO FINANCIAL STATEMENTS.	GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 15

GUGGENHEIM S&P 500® EQUAL WEIGHT ETF

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Period Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Per Share Data:
Net asset value, beginning of period	$78.08	$67.94	$51.76	$46.77	$43.87	$35.99
Income from investment operations:
Net investment income (loss)[a]	0.65	1.09	0.99	0.80	0.69	0.60
Net gain (loss) on investments (realized and unrealized)	3.30	10.13	16.13	4.97	2.87	7.87
Total from investment operations	3.95	11.22	17.12	5.77	3.56	8.47
Less distributions from:
Net investment income	(0.66)	(1.08)	(0.94)	(0.78)	(0.66)	(0.59)
Total distributions to shareholders	(0.66)	(1.08)	(0.94)	(0.78)	(0.66)	(0.59)
Net asset value, end of period	$81.37	$78.08	$67.94	$51.76	$46.77	$43.87

Total Return[b]	5.07%	16.60%	33.36%	12.42%	8.12%	23.67%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$11,473,898	$8,976,197	$5,663,772	$2,772,440	$3,063,809	$2,154,259
Ratio to average net assets of:
Net investment income (loss)	1.63%[c]	1.48%	1.64%	1.61%	1.45%	1.48%
Total expenses	0.40%[c]	0.40%	0.40%	0.40%	0.40%	0.40%
Portfolio turnover rate[d]	12%	18%	37%	20%	21%	20%

[a]	Based on average shares outstanding.
[b]
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

[c]	Annualized.
[d]	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

16 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Rydex ETF Trust (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”), as a non-diversified, open-ended investment company of the series type, and is authorized to issue an unlimited number of no par value shares. Each portfolio represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”). The Trust was organized as a Delaware statutory trust on November 22, 2002. At April 30, 2015, the Trust consisted of twenty-one funds.

The financial statements herein relate to the following Fund, whose investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the “Underlying Index”) as follows:

Fund	Underlying Index
Guggenheim S&P 500® Equal Weight ETF	S&P 500® Equal Weight Index

The Fund seeks to achieve its objective by investing in common stocks that comprise the Underlying Index. The Fund uses a “replication” strategy to track the Underlying Index. Replication refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Fund operates as an index fund and is not actively managed. Adverse performance of a security in the Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio.

The Fund issues and redeems shares on a continuous basis, at net asset value per share (“NAV”), only in aggregation of 50,000 shares (a “Creation Unit”). Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

The Fund invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

The Fund invests in money market mutual funds, which are valued at their NAV.

Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees.

These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

E. The Fund may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by GI. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of a Fund’s net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of GI, liquidity or other considerations so warrant.

F. Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum

18 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital

There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV of the Fund on the transaction date. Transaction fees are not charged to or paid by the Fund. The minimum transaction fees are:

Fund	Minimum Transaction Fee
Guggenheim S&P 500® Equal Weight ETF	$2,000

3. Fees and Other Transactions with Affiliates

GI determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Fund to conform to changes in the composition of the relevant index. For these services, GI receives a management fee at the annual rate shown below as a percentage of the average daily net assets of the Fund.

Fund	Advisory Fee
Guggenheim S&P 500® Equal Weight ETF	0.40%

GI pays all expenses of the Fund, including the cost of transfer agency, custody, fund administration, fund accounting, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under a Fund Administration Agreement with the Trust, RFS provides various administrative and financial reporting services for the Fund. GI compensates RFS directly for this service.

Under a Fund Accounting Agreement with the Trust, BNYMellon maintains the books and records of the Fund. Under a Custodian Agreement with the Trust, BNYMellon maintains cash, securities and other assets of the Fund in a separate account for the Fund, keeps all necessary accounts and records, and provides other services. BNYMellon is required, upon the order of the Trust, to deliver securities held by the custodian and to make payments for securities purchased by the Trust for the Fund. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNYMellon acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. GI compensates BNYMellon directly for the foregoing services.

The Fund has adopted a Distribution Plan (the “Plan”) that allows the Fund to pay distribution fees to GFD and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Fund will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Fund.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1	—	quoted prices in active markets for identical securities.

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Fund’s investments at April 30, 2015:

Fund	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Guggenheim S&P 500® Equal Weight ETF	$11,468,730,594	$231,198,788	$—	$11,699,929,382

For the period ended April 30, 2015, there were no transfers between levels.

5. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statement of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At April 30, 2015, the Fund participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Guggenheim S&P 500® Equal Weight ETF	$231,363,019	$231,784,014

20 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Cash collateral received was invested in the following joint repurchase agreements at April 30, 2015:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			U.S. Treasury Notes
0.09%			0.63% - 4.00%
Due 05/01/15	$172,788,676	$172,789,108	12/15/16 - 11/15/22	$124,821,895	$131,266,694
			U.S. Treasury Floating Rate Note
			0.09%
			04/30/17	44,999,081	44,999,081

BNP Paribas Securities Corp.			U.S. Treasury Strips
0.10%			0.00%
Due 05/01/15	32,044,445	32,044,534	08/15/27 - 02/15/44	22,526,267	10,401,495
			U.S. Treasury Notes
			1.00% - 2.13%
			06/30/19 - 08/15/21	16,675,612	17,159,735
			U.S. TIP Bonds
			0.13%
			01/15/23 - 07/15/24	5,163,426	5,127,671

Barclays Capital, Inc.			U.S. Treasury Notes
0.08%			1.38%
Due 05/01/15	26,365,667	26,365,726	04/30/20	26,950,623	26,883,246
			U.S. Treasury Strips
			0.00%
			05/15/30 - 02/15/41	18,780	12,733

There was also $585,226 in segregated cash held as collateral.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At April 30, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Guggenheim S&P 500® Equal Weight ETF	$9,965,618,236	$2,026,696,411	$(292,385,265)	$1,734,311,146

7. Investment Transactions

For the period ended April 30, 2015, the Fund had investments transactions in-kind associated with subscriptions and redemptions as follows:

Fund	Subscriptions	Redemptions
Guggenheim S&P 500® Equal Weight ETF	$2,495,098,719	$410,331,255

For the period ended April 30, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Guggenheim S&P 500® Equal Weight ETF	$1,289,627,129	$1,292,209,338

8. Legal Proceedings

Tribune Company

Rydex ETF Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership of shares by certain series of the Rydex ETF Trust in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including Rydex ETF Trust, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex ETF Trust has been named as a defendant in one of the SLCFC actions: Deutsche Bank Trust Co. Americas v. McGurn, No. 11-1510 (S.D.N.Y.). In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The SLCFC appeals have been fully briefed, and oral argument in front of the U.S. Court of Appeals for the Second Circuit occurred on November 5, 2014. The Court has not yet issued a decision on the appeals.

22 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Guggenheim S&P 500 Equal Weight ETF (the “Fund”). The value of the proceeds received by the foregoing Fund was $4,766,035. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable prediction as to the outcome of these lawsuits or the effect, if any, on the Fund’s net asset value.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 23

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

24 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	221
Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee and Member of the Audit Committee from 2003 to present; Member of the Governance and Nominating Committees from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	133	None.
J. Kenneth Dalton (1941)	Trustee from 2003 to present; Chairman and Member of the Audit Committee from 2003 to present; Member of the Governance and Nominating Committees from 2005 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	133	Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board of Trustees from 2014 to present; Trustee and Member of the Audit Committee from 2003 to present; Chairman of the Board from 2006 to 2014; Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	133	None.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 25

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present; Vice Chairman of the Board from 2010 to 2014; Chairman and Member of the Compliance and Risk Oversight Committee from 2010 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	133	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee and Member of the Audit Committee from 2003 to present; Chairman and Member of the Governance and Nominating Committees from 2005 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).
Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

26 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).
Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***
The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 27

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

28 | GUGGENHEIM ETFs SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

GUGGENHEIM ETFs SEMI-ANNUAL REPORT | 29

Item 2. Code of Ethics.

Not applicable for a semiannual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semiannual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semiannual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semiannual reporting period.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2)            Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)            A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Rydex ETF Trust

By (Signature and Title)*		/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	July 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	July 8, 2015

By (Signature and Title)*		/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date	July 8, 2015

* Print the name and title of each signing officer under his or her signature.